                                                     REGISTRATION NO.333-191149
                                                     REGISTRATION NO. 811-22886
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-6
                         REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933      [_]
                       PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST-EFFECTIVE AMENDMENT NO. 1    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [_]
                             AMENDMENT NO. 4            [X]

                               -----------------

                        MONY AMERICA VARIABLE ACCOUNT K
                             (EXACT NAME OF TRUST)

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                               -----------------

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                    MONY LIFE INSURANCE COMPANY OF AMERICA
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                             CHRISTOPHER E. PALMER
                             GOODWIN PROCTER, LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous

It is proposed that this filing will become effective: (check appropriate box)
    [_]immediately upon filing pursuant to paragraph (b) of Rule 485
    [X]on May 1, 2014 pursuant to paragraph (b) of Rule 485
    [_]60 days after filing pursuant to paragraph (a)(l) of Rule 485
    [_]on            pursuant to paragraph (a)(l) of rule 485
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485
    [_]on            pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
    [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  TITLE OF SECURITIES BEING     Units of interest in MONY America Variable
        REGISTERED:                           Account K

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                                     NOTE

This Post-Effective Amendment No. 1 ("PEA") to the Form N-6 Registration Statement No. 333-191149 ("Registration Statement") of MONY Life Insurance Company of America ("MONY America") and its Variable Account K is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses, Supplement and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-6. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Incentive Life Legacy(R)


An individual flexible premium variable life insurance policy issued by MONY Life Insurance Company of America ("MONY America") with variable investment options offered under MONY America Variable Account K.

PROSPECTUS DATED MAY 1, 2014


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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This prospectus describes the Incentive Life Legacy(R) policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.

The policy is no longer being sold. This prospectus is used with current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.

WHAT IS INCENTIVE LIFE LEGACY(R)?

Incentive Life Legacy(R) provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:


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 VARIABLE INVESTMENT OPTIONS
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.. All Asset Moderate Growth-Alt 15/(1)/         . EQ/Core Bond Index
.. All Asset Growth-Alt 20/(1)/                  . EQ/Equity 500 Index
.. All Asset Aggressive-Alt 25/(1)/              . EQ/Equity Growth PLUS/(4)/
.. American Century VP Mid Cap Value             . EQ/GAMCO Mergers and Acquisitions
.. American Funds Insurance Series(R) Global     . EQ/GAMCO Small Company Value
  Small Capitalization Fund /SM/                . EQ/Global Bond PLUS
.. American Funds Insurance Series(R) New World  . EQ/Intermediate Government Bond
  Fund(R)                                       . EQ/International Equity Index
.. AXA Aggressive Allocation/(2)/                . EQ/Invesco Comstock
.. AXA Conservative Allocation/(2)/              . EQ/JPMorgan Value Opportunities
.. AXA Conservative-Plus Allocation/(2)/         . EQ/Large Cap Growth Index
.. AXA Moderate Allocation/(2)/                  . EQ/Large Cap Value Index
.. AXA Moderate-Plus Allocation/(2)/             . EQ/Lord Abbett Large Cap Core/(4)/
.. AXA 400 Managed Volatility/(3)/               . EQ/MFS International Growth
.. AXA 500 Managed Volatility/(3)/               . EQ/Mid Cap Index
.. AXA 2000 Managed Volatility/(3)/              . EQ/Money Market
.. AXA Global Equity Managed Volatility/(3)/     . EQ/Montag & Caldwell Growth
.. AXA International Core Managed                . EQ/Morgan Stanley Mid Cap Growth
  Volatility/(3)/                               . EQ/PIMCO Ultra Short Bond
.. AXA International Managed Volatility/(3)/     . EQ/Quality Bond PLUS
.. AXA International Value Managed               . EQ/Small Company Index
  Volatility/(3)/                               . EQ/T. Rowe Price Growth Stock
.. AXA Large Cap Core Managed Volatility/(3)/    . EQ/UBS Growth and Income
.. AXA Large Cap Growth Managed Volatility/(3)/  . EQ/Wells Fargo Omega Growth
.. AXA Large Cap Value Managed Volatility/(3)/   . Fidelity(R) VIP Contrafund(R)
.. AXA Mid Cap Value Managed Volatility/(3)/     . Fidelity(R) VIP Growth & Income
.. Charter/SM/ Multi-Sector Bond/(3)/            . Fidelity(R) VIP Mid Cap
.. Charter/SM/ Small Cap Growth/(3)/             . Franklin Mutual Shares VIP/(3)/
.. Charter/SM/ Small Cap Value/(3)/              . Franklin Rising Dividends VIP/(3)/
.. EQ/AllianceBernstein Small Cap Growth         . Franklin Small Cap Value VIP/(3)/
.. EQ/BlackRock Basic Value Equity               . Franklin Strategic Income VIP/(3)/
.. EQ/Boston Advisors Equity Income              . Goldman Sachs VIT Mid Cap Value
.. EQ/Calvert Socially Responsible               . Invesco V.I. Global Real Estate
.. EQ/Capital Guardian Research                  . Invesco V.I. International Growth
.. EQ/Common Stock Index                         . Invesco V.I. Mid Cap Core Equity
                                                . Invesco V.I. Small Cap Equity
                                                . Ivy Funds VIP Energy
                                                . Ivy Funds VIP High Income
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 VARIABLE INVESTMENT OPTIONS
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.. Ivy Funds VIP Mid Cap Growth                  . Multimanager Mid Cap Growth/(5)/
.. Ivy Funds VIP Science and Technology          . Multimanager Mid Cap Value/(5)/
.. Ivy Funds VIP Small Cap Growth                . Multimanager Technology/(5)/
.. Lazard Retirement Emerging Markets Equity     . PIMCO CommodityRealReturn(R) Strategy
.. MFS(R) International Value                    . PIMCO Real Return
.. MFS(R) Investors Growth Stock                 . PIMCO Total Return
.. MFS(R) Investors Trust                        . T. Rowe Price Equity Income II
.. Multimanager Aggressive Equity/(5)/           . Templeton Developing Markets VIP/(3)/
.. Multimanager Core Bond/(5)/                   . Templeton Global Bond VIP/(3)/
.. Multimanager International Equity/(4)/        . Templeton Growth VIP/(3)/
.. Multimanager Large Cap Core Equity/(4)/       . Van Eck VIP Global Hard Assets
.. Multimanager Large Cap Value/(4)/
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(1)Also referred to as an "All Asset" variable investment option in this prospectus.

(2)Also referred to as an "AXA Allocation investment option" in this prospectus.
(3)This is the variable investment option's new name, effective on or about
   June 13, 2014, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.
(4)Please see "About the Portfolios of the Trusts" later in this prospectus regarding the planned merger of the Portfolio in which this variable investment option invests, subject to shareholder approval.
(5)The variable investment option in which this Portfolio invests will be reorganized as a Portfolio of EQ Advisors Trust ("Trust") on or about June 13, 2014, subject to regulatory and shareholder approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information.


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                               #612148/AA & ADL

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER MONY AMERICA POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life Legacy(R) or another policy may not be to your advantage. You can contact us to find out more about any other MONY America insurance policy.

Contents of this Prospectus

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    1.RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND
      RISKS                                                              6
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    How you can pay for and contribute to your policy                    6
    The minimum amount of premiums you must pay                          6
    You can guarantee that your policy will not terminate before a
      certain date                                                       7
    You can elect a "paid up" death benefit guarantee                    7
    You can receive an accelerated death benefit under the Long
      Term Care Services/SM /Rider                                       8
    Investment options within your policy                                8
    About your life insurance benefit                                    9
    Alternative higher death benefit in certain cases                    9
    You can increase or decrease your insurance coverage                10
    Accessing your money                                                11
    Risks of investing in a policy                                      11
    How the Incentive Life Legacy(R) variable life insurance policy is
      available                                                         11


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    2.RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU
      WILL PAY                                                          12
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    Tables of policy charges                                            12
    How we allocate charges among your investment options               14
    Changes in charges                                                  14


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    3. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                   15
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    How to reach us                                                     16
    About our MONY America Variable Account K                           16
    Your voting privileges                                              17
    About the Trusts                                                    17


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    4. ABOUT THE PORTFOLIOS OF THE TRUSTS                               18
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    Portfolios of the Trusts                                            19


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    5. DETERMINING YOUR POLICY'S VALUE                                  28
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    Your policy account value                                           28


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''We,'' ''our,'' and ''us'' refer to MONY America. ''Financial professional'' means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.
When we address the reader of this prospectus with words such as ''you'' and ''your,'' we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word ''owner'' therefore refers to all owners.
When we use the word ''state,'' we also mean any other local jurisdiction whose laws or regulations affect a policy.
This prospectus does not offer Incentive Life Legacy(R) anywhere such offers are not lawful. MONY America does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by MONY America.

                          CONTENTS OF THIS PROSPECTUS

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    6.TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT
      OPTIONS                                                           29
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    Transfers you can make                                              29
    How to make transfers                                               29
    Our automatic transfer service                                      29
    Our asset rebalancing service                                       30


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    7. ACCESSING YOUR MONEY                                             31
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    Borrowing from your policy                                          31
    Loan extension (for guideline premium test policies only)           32
    Making withdrawals from your policy                                 32
    Surrendering your policy for its net cash surrender value           33
    Your option to receive a terminal illness living benefit            33


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    8. TAX INFORMATION                                                  34
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    Basic income tax treatment for you and your beneficiary             34
    Tax treatment of distributions to you (loans, partial withdrawals,
      and full surrender)                                               34
    Tax treatment of living benefits rider or Long Term Care
      Services/SM /Rider under a policy with the applicable rider       35
    Business and employer owned policies                                36
    Requirement that we diversify investments                           36
    Estate, gift, and generation-skipping taxes                         37
    Pension and profit-sharing plans                                    37
    Split-dollar and other employee benefit programs                    37
    ERISA                                                               37
    Our taxes                                                           37
    When we withhold taxes from distributions                           38
    Possibility of future tax changes and other tax information         38


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    9.MORE INFORMATION ABOUT POLICY FEATURES AND
      BENEFITS                                                          40
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    Guarantee premium test for no lapse guarantees                      40
    Paid up death benefit guarantee                                     40
    Other benefits you can add by rider                                 41
    Customer loyalty credit                                             44
    Variations among Incentive Life Legacy(R) policies                  45
    Your options for receiving policy proceeds                          45
    Your right to cancel within a certain number of days                45


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    10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                   46
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    Deducting policy charges                                            46
    Charges that the Trusts deduct                                      49


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    11.MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY      50
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    Dates and prices at which policy events occur                       50
    Policy issuance                                                     50
    Ways to make premium and loan payments                              51
    Assigning your policy                                               51
    You can change your policy's insured person                         51
    Requirements for surrender requests                                 52
    Gender-neutral policies                                             52
    Future policy exchanges                                             52


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    12. MORE INFORMATION ABOUT OTHER MATTERS                            53
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    About our general account                                           53
    Transfers of your policy account value                              53
    Telephone and Internet requests                                     54
    Suicide and certain misstatements                                   55
    When we pay policy proceeds                                         55
    Changes we can make                                                 55
    Reports we will send you                                            55
    Distribution of the policies                                        56
    Legal proceedings                                                   58


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    13.FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE ACCOUNT K AND
       MONY AMERICA                                                     59
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    14. PERSONALIZED ILLUSTRATIONS                                      60
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    Illustrations of policy benefits                                    60




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    REQUESTING MORE INFORMATION                                          61
      Statement of Additional Information
      Table of contents                                                  61
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                          CONTENTS OF THIS PROSPECTUS

An index of key words and phrases

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This index should help you locate more information on the terms used in this prospectus.


                                                       PAGE

                   account value                          28
                   actual premium fund value              40
                   Administrative Office                  16
                   age                                    48
                   Allocation Date                         8
                   alternative death benefit               9
                   amount at risk                         47
                   anniversary                            47
                   assign; assignment                     51
                   automatic transfer service             29
                   AXA Equitable                          17
                   AXA Financial, Inc.                    15
                   basis                                  34
                   beneficiary                            44
                   business day                           45
                   Cash Surrender Value                   31
                   Code                                   32
                   collateral                             29
                   cost of insurance charge               47
                   cost of insurance rates                47
                   customer loyalty credit                44
                   day                                    47
                   default                                 6
                   disruptive transfer activity           53
                   dollar cost averaging service          29
                   extended no lapse guarantee             7
                   face amount                             9
                   grace period                            7
                   guaranteed interest option              8
                   guarantee premium test                  7
                   Guaranteed Interest Account             9
                   Incentive Life Legacy(R)                1
                   initial premium                         8
                   insured person                      9, 48
                   Internet                               16
                   investment funds                        8
                   investment options                      8
                   Investment start date                   8
                   issue date                             51
                   lapse                                   6
                   loan extension                          7
                   loan, loan interest                    31
                   Long Term Care Services/SM /Rider      31
                   market timing                          53
                   modified endowment contract            34
                   Money Market Lock-in Period             8
                   month, year                            47
                   monthly deductions                     14
                   MONY Access Account                    45


                                                         PAGE

                  MONY America                            15
                  MONY America Variable Account K         16
                  net cash surrender value                32
                  no lapse guarantee premium fund value   40
                  no lapse guarantee                       7
                  Option A, B                              9
                  our                                      3
                  owner                                    3
                  paid up                                 32
                  paid up death benefit guarantee         32
                  partial withdrawal                      32
                  payments                                47
                  planned periodic premium                 6
                  policy                                   1
                  Portfolio                                1
                  premium payments                         6
                  prospectus                               1
                  rebalancing                             29
                  receive                                 47
                  restored, restoration                    7
                  riders                                   6
                  SEC                                      1
                  state                                    3
                  subaccount                              16
                  surrender                               31
                  surrender charge                        12
                  target premium                          56
                  transfers                               28
                  Trusts                                   1
                  units                                   28
                  unit values                             49
                  us                                       3
                  variable investment options              1
                  we                                       3
                  withdrawals                             30
                  you, your                                3

                       AN INDEX OF KEY WORDS AND PHRASES

1. Risk/benefit summary: Policy features, benefits and risks

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Incentive Life Legacy(R) is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life Legacy(R) policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Legacy(R) policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Legacy(R) policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

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YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 100TH BIRTHDAY, SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
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YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

..   you are receiving monthly benefit payments under the Long Term Care
    Services/SM/ Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

..   you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value (see "You can elect a "paid up" death benefit guarantee" below); or

..   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges, policy loans or lien and accrued loan or lien interest, to the beneficiary you have named.

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YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT, OR (II) TO MAINTAIN ONE OF THE NO LAPSE GUARANTEES THAT CAN KEEP YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
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You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no lapse guarantee will not be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO LAPSE GUARANTEE. You can generally guarantee that your policy will not terminate for a number of years (the "guarantee period") by paying at least certain specified amounts of premiums (the "guarantee premiums"). We call this our "No Lapse Guarantee." The length of your policy's guarantee period will range from 5 to 10 years, depending on the insured's age when we issue the policy. Both the guarantee period and guarantee premiums will be set forth on Page 3 of your policy. We make no extra charge for this guarantee.

During the guarantee period, however, the No Lapse Guarantee applies only if:

..   You have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no lapse guarantees" under "More information about policy benefits" later in this prospectus);

..   Your policy's death benefit option has always been Option A; and

..   Any policy loan and accrued and unpaid loan interest is less than the policy account value.

The No Lapse Guarantee will not apply if you fail to meet the guarantee premium test. This feature will automatically terminate if:

..   the guarantee period expires; or

..   you change your death benefit option to Option B.

Extended No Lapse Guarantee Rider. An optional rider may be added to the policy that provides a longer guarantee period than described above. Subject to limitations, you can choose the number of years that you would like to have this benefit.

The monthly cost of this rider varies by the individual characteristics of the insured, the face amount of the policy and the benefit period you select. A change in the face amount of the policy, however, may affect the cost of this rider. You can terminate this rider at any time but it cannot be reinstated once terminated. For more information about this rider, see "Optional benefits you can add by rider" under "More information about policy features and benefits."

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IF YOU PAY AT LEAST CERTAIN PRESCRIBED AMOUNTS OF PREMIUMS, YOUR POLICY'S DEATH BENEFIT OPTION HAS ALWAYS BEEN OPTION A AND ANY OUTSTANDING POLICY LOAN AND ACCRUED LOAN INTEREST DO NOT EXCEED THE POLICY ACCOUNT VALUE, YOUR POLICY WILL NOT LAPSE FOR A NUMBER OF YEARS, EVEN IF THE VALUE IN YOUR POLICY BECOMES INSUFFICIENT TO PAY THE MONTHLY CHARGES.
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YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS guarantee at any time after the fourth year of your policy if the insured's attained age is 99 or less provided certain requirements are met. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long Term Care Services/SM/ Rider (described below) at any time.

The guarantee will terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit guarantee, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES/SM/ RIDER

In states where approved, you may have added an optional rider to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. This is our Long Term Care Services/SM/ Rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for twenty calendar days (the "Money Market Lock-in Period"). On the first business day following the Money Market Lock-in Period, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and MONY Life Insurance Company of America. The policy is not an investment advisory account, and MONY Life Insurance Company of America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

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YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
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VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510. We may add or delete variable investment options or Portfolios at any time.

If you elected the extended no lapse guarantee rider or exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Allocation investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee or the extended no lapse guarantee rider, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" and "extended no lapse guarantee rider" under "More information about policy features and benefits" later in this prospectus.

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WE WILL PAY AT LEAST 2% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
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ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Legacy(R) policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $100,000 is the minimum amount of coverage you can request.

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IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.) THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B.
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YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                   -- or --

..   Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk. If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter unless the paid up death benefit guarantee is terminated.

In order to take advantage of the no lapse guarantee and the extended no lapse guarantee, you must have always had Option A since the policy issue date.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

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IF THE ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE
AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
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-----------------------------------------------
AGE:*  40 AND UNDER  45   50   55    60     65
-----------------------------------------------
 %:       250%      215% 185% 150%  130%   120%
-----------------------------------------------
AGE:    70   75-90   91   92   93  94-OVER
-----------------------------------------------
 %:    115%  105%   104% 103% 102%  101%
-----------------------------------------------

*  For the then-current policy year.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus accrued interest. See "Your option to receive a terminal illness living benefit" later in this prospectus. Under the Long Term Care Services/SM/ Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit. Please see "Long Term Care Services/SM/ Rider" later in this prospectus.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

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YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION FROM OPTION B ANY TIME AFTER THE SECOND YEAR OF THE POLICY AND BEFORE THE POLICY ANNIVERSARY NEAREST
TO THE INSURED'S 100TH BIRTHDAY; HOWEVER, CHANGES TO OPTION B ARE NOT PERMITTED BEYOND THE POLICY YEAR IN WHICH THE INSURED PERSON REACHES AGE 80.
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CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is NOT higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option A to Option B, we automatically reduce your policy's face amount by an amount equal to your policy's account value at the time of the change. If you change from Option B to Option A, we automatically increase your policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will set the new base policy face amount so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches age 80, (b) if the paid up death benefit guarantee is in effect, or (c) your policy is on loan extension. Also, a change to Option A must be made before the insured person reaches age 100.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not change the death benefit option under the policy while the Long Term Care Services/SM/ Rider is in effect. Please refer to "Tax Information" later in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 100. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or
(iii) your policy is on loan extension. Also, we will not approve a face amount increase if (i) the insured person has reached age 81 (or age 71 if the extended no lapse guarantee rider is in effect); or (ii) while the Long Term Care Services/SM/ Rider is in effect. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider.

Certain policy changes, including increases and decreases in your insurance coverage may also affect the guarantee premiums under the policy and any applicable monthly charge for the extended no lapse guarantee rider.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same or better underwriting classification. An additional 15-year surrender charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, the increase will be declined. See "Risk/benefit summary: Charges and expenses you will pay."

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. See "Making withdrawals from your policy" later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the next chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay."

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

HOW THE INCENTIVE LIFE LEGACY(R) VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

Incentive Life Legacy(R) was primarily intended for individuals, businesses and trusts. However, we do not place limitations on its use. Please see "Tax Information" later in this prospectus for more information. Incentive Life Legacy(R) is available for issue ages 0-85.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

2. Risk/benefit summary: Charges and expenses you will pay

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TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."

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 TRANSACTION FEES
---------------------------------------------------------------------------------------------------------------------------
 CHARGE                               WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE                        From each premium               As a percentage of premiums: 12%

SURRENDER (TURNING IN) OF YOUR        Upon surrender                  Initial surrender charge per $1,000 of initial base
POLICY DURING ITS FIRST 15 YEARS OR                                   policy face amount or per $1,000 of requested base
THE FIRST 15 YEARS AFTER YOU HAVE                                     policy face amount increase:/(2)/
REQUESTED AN INCREASE IN YOUR                                         Highest: $47.92
POLICY'S FACE AMOUNT/(1)/                                             Lowest: $10.38
                                                                      Representative: $17.32/(3)/

REQUEST A DECREASE IN YOUR POLICY'S   Effective date of the decrease  A pro rata portion of the charge that would apply to
FACE AMOUNT                                                           a full surrender at the time of the decrease.

TRANSFERS AMONG INVESTMENT OPTIONS    Upon transfer                   $25 per transfer./(4)/

ADDING A LIVING BENEFITS RIDER        At the time of the transaction  $100 (if elected after policy issue)

EXERCISE OF OPTION TO RECEIVE A       At the time of the transaction  $250
"LIVING BENEFIT"

SPECIAL SERVICES CHARGES
..  Wire transfer charge/(5)/          At the time of the transaction  Current and Maximum Charge: $90
..  Express mail charge/(5)/           At the time of the transaction  Current and Maximum Charge: $35
..  Policy illustration charge/(6)/    At the time of the transaction  Current and Maximum Charge: $25
..  Duplicate policy charge/(6)/       At the time of the transaction  Current and Maximum Charge: $35
..  Policy history charge/(6)(7)/      At the time of the transaction  Current and Maximum Charge: $50
..  Charge for returned payments/(6)/  At the time of the transaction  Current and Maximum Charge: $25
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This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfo-lio fees and expenses.
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 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------------------------
 CHARGE                               WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
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COST OF INSURANCE CHARGE/(8)(9)/      Monthly                         As a charge per $1,000 of the amount for which we
                                                                      are at risk:/(10)/

                                                                      Highest: $83.34
                                                                      Lowest: $0.02
                                                                      Representative: $0.09/(11)/
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            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

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 PERIODIC CHARGES OTHER THAN
 UNDERLYING TRUST PORTFOLIO
 OPERATING EXPENSES
--------------------------------------------------------------------------------------------
 CHARGE                        WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
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MORTALITY AND EXPENSE RISK     Monthly                               Annual % of your value
CHARGE                                                               in our variable
                                                        Policy Year  investment options
                                                        1-10         1.75%
                                                        11+          0.50%

ADMINISTRATIVE CHARGE/(5)/     Monthly                  Policy Year  Amount Deducted
                                                        1            $20
                                                        2+           $15

LOAN INTEREST SPREAD/(12)/          On each policy anniversary (or on  1% of loan amount.
                                    loan termination, if earlier)

OPTIONAL RIDER CHARGES              While the rider is in effect

CHILDREN'S TERM INSURANCE           Monthly                            Charge per $1,000 of rider benefit amount:

                                                                       $0.50

DISABILITY DEDUCTION WAIVER         Monthly                            Percentage of all other monthly charges:

                                                                       Highest: 132%
                                                                       Lowest: 7%
                                                                       Representative: 12%/(11)/

OPTION TO PURCHASE ADDITIONAL       Monthly                            Charge per $1,000 of rider benefit amount:
INSURANCE
                                                                       Highest: $0.17
                                                                       Lowest: $0.04
                                                                       Representative: $0.16/(13)/

EXTENDED NO LAPSE GUARANTEE/(5)/    Monthly                            Charge per $1,000 of the initial base poli
                                                                       amount, and per $1,000 of any requested ba
                                                                       face amount increase that exceeds the high
                                                                       vious face amount:

For rider coverage to age 100                                          Highest: $0.08
                                                                       Lowest: $0.02
                                                                       Representative: $0.03/(3)/

LONG TERM CARE SERVICES/SM/         Monthly                            Charge per $1,000 of the amount for which
RIDER/(5)/                                                             at risk:/(14)/
                                                                       Highest: $1.18
                                                                       Lowest: $0.08
                                                                       Representative: $0.22/(13)/
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(1)The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.
(2)The initial amount of surrender charge depends on each policy's specific characteristics.
(3)This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred non-tobacco user risk class.
(4)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.
(5)Unless you specify otherwise, this charge will be deducted from the amount you request.
(6)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(7)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(8)Not applicable after the insured person reaches age 100.
(9)Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(10)Our amount "at risk" under your policy is the difference between the amount of death benefit and the policy account value as of the deduction date.
(11)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.
(12)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(13)This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.
(14)Our amount "at risk" for this rider is the long-term care specified amount minus your policy account value, but not less than zero.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2013
(expenses that are deducted from Portfolio assets including
management fees, 12b-1 fees,service fees and/or other        Lowest Highest
expenses)/(1)/                                               0.62%  7.45%
---------------------------------------------------------------------------


(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2013, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2015 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2015. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



-----------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2013 after the effect of Expense Limitation Arrangements/(/*/)/  Lowest Highest
                                                                                                               0.62%  1.66%
-----------------------------------------------------------------------------------------------------------------------------


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the Charter/SM /Small Cap Growth Portfolio.


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

3. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $552.3 billion in assets as of December 31, 2013. MONY America is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico, and the U.S. Virgin Islands. Our main administrative office is located at 525 Washington Boulevard, Jersey City, NJ 07310.

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  MONY America -- National Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  MONY America -- National Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day -- 7 days a week through our Interactive Telephone, AXA Equitable's Interactive Voice Response system.

AXA Equitable's Interactive Voice Response system provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510.
--------------------------------------------------------------------------------
 BY E-MAIL:


  life-service@axa.us.com

--------------------------------------------------------------------------------
 BY FAX:


  1-855-268-6378

--------------------------------------------------------------------------------
 BY INTERNET:


You may register for online account access at www.axa.com or us.axa.com for those outside the U.S. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.


REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail); and

(4)designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail);

(c)changes in allocation percentages for premiums and deductions; and

(d)electing the paid up death benefit guarantee.


You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.


Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


ABOUT OUR MONY AMERICA VARIABLE ACCOUNT K

Each variable investment option is a part (or "subaccount") of our MONY America Variable Account K. We established MONY America Variable Account K under Arizona Insurance Law in 2013. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in MONY America Variable Account K and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from MONY America Variable Account K that represent our investments in MONY America

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

Variable Account K or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against MONY America Variable Account K reflect its own investment experience and not the investment experience of MONY America's other assets.

MONY America Variable Account K is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise MONY America or MONY America Variable Account K. Although MONY America Variable Account K is registered, the SEC does not monitor the activity of MONY America Variable Account K on a daily basis. MONY America is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of MONY America Variable Account K available under Incentive Life Legacy(R) invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. MONY America Variable Account K immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.


The Trusts sell their shares to MONY America variable accounts in connection with MONY America's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with MONY America. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable, an affiliate of MONY America. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES


VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our MONY America Variable Account K (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.


Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.


VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in MONY America Variable Account K in the same proportion as the instructions we receive from holders of Incentive Life Legacy(R) and other policies that MONY America Variable Account K supports.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios ("the AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios and the AXA Fund of Fund Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy are identified below in the chart by a "(check mark)" under the column entitled "AXA Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques

                      ABOUT THE PORTFOLIOS OF THE TRUSTS
that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "AXA Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


PORTFOLIOS OF THE TRUSTS


-----------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B                                                       INVESTMENT MANAGER             AXA
 SHARES PORTFOLIO                                              (OR SUB-ADVISER(S), AS         VOLATILITY
 NAME/(*)/           OBJECTIVE                                 APPLICABLE)                    MANAGEMENT
-----------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital        .   AXA Equitable Funds        (check mark)
  ALLOCATION         appreciation.                                 Management Group, LLC
-----------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current  .   AXA Equitable Funds        (check mark)
  ALLOCATION         income.                                       Management Group, LLC
-----------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and       .   AXA Equitable Funds        (check mark)
  CONSERVATIVE-PLUS  growth of capital, with a greater             Management Group, LLC
  ALLOCATION         emphasis on current income.
-----------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital        .   AXA Equitable Funds        (check mark)
  ALLOCATION         appreciation and current income.              Management Group, LLC
-----------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital        .   AXA Equitable Funds        (check mark)
  ALLOCATION         appreciation and current income, with a       Management Group, LLC
                     greater emphasis on capital
                     appreciation.
-----------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return        .   AXA Equitable Funds
  MULTI-SECTOR       through a combination of current              Management Group, LLC
  BOND/(1)/          income and capital appreciation.
-----------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of      .   AXA Equitable Funds
  CAP GROWTH/(2)/    capital.                                      Management Group, LLC
-----------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of      .   AXA Equitable Funds
  CAP VALUE/(3)/     capital.                                      Management Group, LLC
-----------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of      .   AXA Equitable Funds        (check mark)
  INTERNATIONAL      capital with an emphasis on risk-             Management Group, LLC
  EQUITY/(+)/        adjusted returns and managing volatility  .   BlackRock Investment
                     in the Portfolio.                             Management, LLC
                                                               .   EARNEST Partners, LLC
                                                               .   J.P. Morgan Investment
                                                                   Management Inc.
                                                               .   Marsico Capital
                                                                   Management, LLC
-----------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-----------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B                                                       INVESTMENT MANAGER             AXA
 SHARES PORTFOLIO                                              (OR SUB-ADVISER(S), AS         VOLATILITY
 NAME/(*)/           OBJECTIVE                                 APPLICABLE)                    MANAGEMENT
-----------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of      .   AllianceBernstein L.P.     (check mark)
  CAP CORE           capital with an emphasis on risk-         .   AXA Equitable Funds
  EQUITY/(+)/        adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                         .   Janus Capital Management,
                                                                   LLC
                                                               .   Thornburg Investment
                                                                   Management, Inc.
-----------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of      .   AllianceBernstein L.P.     (check mark)
  CAP VALUE/(+)/     capital with an emphasis on risk-         .   AXA Equitable Funds
                     adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                         .   Institutional Capital LLC
                                                               .   MFS Investment Management


-----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB                                                                                     AXA
 SHARES PORTFOLIO                                              INVESTMENT MANAGER (OR         VOLATILITY
 NAME/(*)/           OBJECTIVE                                 SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
-----------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation      .   AXA Equitable Funds
  MODERATE GROWTH -  and current income, with a greater            Management Group, LLC
  ALT 15             emphasis on current income.
-----------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation      .   AXA Equitable Funds
  ALT 20             and current income.                           Management Group, LLC
-----------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation      .   AXA Equitable Funds
  AGGRESSIVE - ALT   and current income, with a greater            Management Group, LLC
  25                 emphasis on capital appreciation.
-----------------------------------------------------------------------------------------------------------
AXA 400 MANAGED      Seeks to achieve long-term growth of      .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/(4)/    capital with an emphasis on risk-         .   AXA Equitable Funds
                     adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                         .   BlackRock Investment
                                                                   Management, LLC
-----------------------------------------------------------------------------------------------------------
AXA 500 MANAGED      Seeks to achieve long-term growth of      .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/(5)/    capital with an emphasis on risk-         .   AXA Equitable Funds
                     adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                         .   BlackRock Investment
                                                                   Management, LLC
-----------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED     Seeks to achieve long-term growth of      .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/(6)/    capital with an emphasis on risk-         .   AXA Equitable Funds
                     adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                         .   BlackRock Investment
                                                                   Management, LLC
-----------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY    Seeks to achieve long-term capital        .   AXA Equitable Funds        (check mark)
  MANAGED            appreciation with an emphasis on risk-        Management Group, LLC
  VOLATILITY/(7)/    adjusted returns and managing volatility  .   BlackRock Investment
                     in the Portfolio.                             Management, LLC
                                                               .   Morgan Stanley Investment
                                                                   Management Inc.
                                                               .   OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of      .   AXA Equitable Funds        (check mark)
  CORE MANAGED       capital with an emphasis on risk-             Management Group, LLC
  VOLATILITY/(8)/    adjusted returns and managing volatility  .   BlackRock Investment
                     in the Portfolio.                             Management, LLC
                                                               .   EARNEST Partners, LLC
                                                               .   Massachusetts Financial
                                                                   Services Company d/b/a
                                                                   MFS Investment Management
                                                               .   Hirayama Investments, LLC
                                                               .   WHV Investment Management
-----------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB                                                                                        AXA
 SHARES PORTFOLIO                                                 INVESTMENT MANAGER (OR         VOLATILITY
 NAME/(*)/             OBJECTIVE                                  SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
--------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.     (check mark)
  MANAGED              capital with an emphasis on risk-          .   AXA Equitable Funds
  VOLATILITY/(9)/      adjusted returns and managing volatility       Management Group, LLC
                       in the Portfolio.                          .   BlackRock Investment
                                                                      Management, LLC
--------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Seeks to provide current income and        .   AXA Equitable Funds        (check mark)
  VALUE MANAGED        long-term growth of income,                    Management Group, LLC
  VOLATILITY/(10)/     accompanied by growth of capital with      .   BlackRock Investment
                       an emphasis on risk-adjusted returns           Management, LLC
                       and managing volatility in the Portfolio.  .   Northern Cross, LLC
--------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE     Seeks to achieve long-term growth of       .   AXA Equitable Funds        (check mark)
  MANAGED              capital with an emphasis on risk-              Management Group, LLC
  VOLATILITY/(11)/     adjusted returns and managing volatility   .   BlackRock Investment
                       in the Portfolio.                              Management, LLC
                                                                  .   Capital Guardian Trust
                                                                      Company
                                                                  .   Institutional Capital LLC
                                                                  .   Thornburg Investment
                                                                      Management, Inc.
--------------------------------------------------------------------------------------------------------------
AXA LARGE CAP          Seeks to provide long-term capital         .   AXA Equitable Funds        (check mark)
  GROWTH MANAGED       growth with an emphasis on risk-               Management Group, LLC
  VOLATILITY/(12)/     adjusted returns and managing volatility   .   BlackRock Investment
                       in the Portfolio.                              Management, LLC
                                                                  .   Marsico Capital
                                                                      Management, LLC
                                                                  .   T. Rowe Price Associates,
                                                                      Inc.
                                                                  .   Wells Capital Management,
                                                                      Inc.
--------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE    Seeks to achieve long-term growth of       .   AllianceBernstein L.P.     (check mark)
  MANAGED              capital with an emphasis on risk-          .   AXA Equitable Funds
  VOLATILITY/(13)/     adjusted returns and managing volatility       Management Group, LLC
                       in the Portfolio.                          .   BlackRock Investment
                                                                      Management, LLC
                                                                  .   Massachusetts Financial
                                                                      Services Company d/b/a
                                                                      MFS Investment Management
--------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE      Seeks to achieve long-term capital         .   AXA Equitable Funds        (check mark)
  MANAGED              appreciation with an emphasis on risk-         Management Group, LLC
  VOLATILITY/(14)(**)/ adjusted returns and managing volatility   .   BlackRock Investment
                       in the Portfolio.                              Management, LLC
                                                                  .   Diamond Hill Capital
                                                                      Management, Inc.
                                                                  .   Wellington Management
                                                                      Company, LLP
--------------------------------------------------------------------------------------------------------------
                       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.
  EQ/ALLIANCEBERNSTEIN capital.
  SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Seeks to achieve capital appreciation      .   BlackRock Investment
  VALUE EQUITY         and secondarily, income.                       Management, LLC
--------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS     Seeks a combination of growth and          .   Boston Advisors, LLC
  EQUITY INCOME        income to achieve an above-average
                       and consistent total return.
--------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY    Seeks to achieve long-term capital         .   Calvert Investment
  RESPONSIBLE          appreciation.                                  Management Inc.
--------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB                                                                                       AXA
 SHARES PORTFOLIO                                                INVESTMENT MANAGER (OR         VOLATILITY
 NAME/(*)/           OBJECTIVE                                   SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
-------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  Seeks to achieve long-term growth of        .   Capital Guardian Trust
  RESEARCH           capital.                                        Company
-------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before      .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 3000
                     Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 3000 Index.
-------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before      .   AXA Equitable Funds
                     expenses that approximates the total            Management Group, LLC
                     return performance of the Barclays          .   SSgA Funds Management,
                     Capital Intermediate U.S. Government/           Inc.
                     Credit Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Barclays Capital Intermediate
                     U.S. Government/Credit Index.
-------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before      .   AllianceBernstein L.P.
                     expenses that approximates the total
                     return performance of the S&P 500
                     Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the S&P 500 Index.
-------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH     Seeks to achieve long-term growth of        .   AXA Equitable Funds        (check mark)
  PLUS/(+)/          capital with an emphasis on risk-               Management Group, LLC
                     adjusted returns and managing volatility    .   BlackRock Capital
                     in the Portfolio.                               Management, Inc.
                                                                 .   BlackRock Investment
                                                                     Management, LLC
-------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS     Seeks to achieve capital appreciation.      .   GAMCO Asset Management,
  AND ACQUISITIONS                                                   Inc.
-------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL       Seeks to maximize capital appreciation.     .   GAMCO Asset Management,
  COMPANY VALUE                                                      Inc.
-------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and         .   AXA Equitable Funds
                     current income.                                 Management Group, LLC
                                                                 .   BlackRock Investment
                                                                     Management, LLC
                                                                 .   First International
                                                                     Advisors, LLC
                                                                 .   Wells Capital Management,
                                                                     Inc.
-------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before     .   AllianceBernstein L.P.
  EQUITY INDEX       expenses) that approximates the total
                     return performance of a composite
                     index comprised of 40% DJ EURO
                     STOXX 50 Index, 25% FTSE 100 Index,
                     25% TOPIX Index, and 10% S&P/ASX
                     200 Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the composite index.
-------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before      .   AXA Equitable Funds
  GOVERNMENT BOND    expenses that approximates the total            Management Group, LLC
                     return performance of the Barclays          .   SSgA Funds Management,
                     Intermediate U.S. Government Bond               Inc.
                     Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Barclays Intermediate U.S.
                     Government Bond Index.
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB                                                                                       AXA
 SHARES PORTFOLIO                                                INVESTMENT MANAGER (OR         VOLATILITY
 NAME/(*)/           OBJECTIVE                                   SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
-----------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK  Seeks to achieve capital growth and         .   Invesco Advisers, Inc.
                     income.
-----------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital          .   J.P. Morgan Investment
  OPPORTUNITIES      appreciation.                                   Management Inc.
-----------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before      .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000
                     Growth Index, including reinvestment of
                     dividends at a risk level consistent with
                     that of the Russell 1000 Growth Index.
-----------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before      .   SSgA Funds Management,
  INDEX              expenses that approximates the total            Inc.
                     return performance of the Russell 1000
                     Value Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 1000 Value Index.
-----------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT       Seeks to achieve capital appreciation       .   Lord, Abbett & Co. LLC
  LARGE CAP          and growth of income with reasonable
  CORE/(+)/          risk.
-----------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.      .   Massachusetts Financial
  INTERNATIONAL                                                      Services Company d/b/a
  GROWTH                                                             MFS Investment Management
-----------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before      .   SSgA Funds Management,
                     expenses that approximates the total            Inc.
                     return performance of the S&P Mid Cap
                     400 Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the S&P Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET      Seeks to obtain a high level of current     .   The Dreyfus Corporation
                     income, preserve its assets and maintain
                     liquidity.
-----------------------------------------------------------------------------------------------------------
EQ/MONTAG &          Seeks to achieve capital appreciation.      .   Montag & Caldwell, LLC
  CALDWELL GROWTH
-----------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY    Seeks to achieve capital growth.            .   Morgan Stanley Investment
  MID CAP GROWTH                                                     Management Inc.
-----------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of     .   Pacific Investment
  SHORT BOND         traditional money market products while         Management Company LLC
                     maintaining an emphasis on
                     preservation of capital and liquidity.
-----------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income        .   AllianceBernstein L.P.
                     consistent with moderate risk to capital.   .   AXA Equitable Funds
                                                                     Management Group, LLC
                                                                 .   Pacific Investment
                                                                     Management Company LLC
-----------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible   .   AllianceBernstein L.P.
  INDEX              (before expenses) the total return of the
                     Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital          .   T. Rowe Price Associates,
  GROWTH STOCK       appreciation and secondarily, income.           Inc.
-----------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through       .   UBS Global Asset
  INCOME             capital appreciation with income as a           Management (Americas) Inc.
                     secondary consideration.
-----------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB                                                                                     AXA
 SHARES PORTFOLIO                                              INVESTMENT MANAGER (OR         VOLATILITY
 NAME/(*)/           OBJECTIVE                                 SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
---------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO       Seeks to achieve long-term capital        .   Wells Capital Management,
  OMEGA GROWTH       growth.                                       Inc.
---------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of      .   AllianceBernstein L.P.
  AGGRESSIVE         capital./(+++)/                           .   AXA Equitable Funds
  EQUITY/(++)/                                                     Management Group, LLC
                                                               .   ClearBridge Investments,
                                                                   LLC
                                                               .   Marsico Capital
                                                                   Management, LLC
                                                               .   Scotia Institutional
                                                                   Asset Management US, Ltd.
                                                               .   T. Rowe Price Associates,
                                                                   Inc.
                                                               .   Westfield Capital
                                                                   Management Company, L.P.
---------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high        .   AXA Equitable Funds
  BOND/(++)/         current income and capital appreciation,      Management Group, LLC
                     consistent with a prudent level of risk.  .   BlackRock Financial
                                                                   Management, Inc.
                                                               .   Pacific Investment
                                                                   Management Company LLC
                                                               .   SSgA Funds Management,
                                                                   Inc.
---------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of      .   AXA Equitable Funds
  CAP GROWTH/(++)/   capital./(+++)/                               Management Group, LLC
                                                               .   AllianceBernstein L.P.
                                                               .   BlackRock Investment
                                                                   Management, LLC
                                                               .   Franklin Advisers, Inc.
                                                               .   Wellington Management
                                                                   Company, LLP
---------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of      .   AXA Equitable Funds
  CAP VALUE/(++)/    capital./(+++)/                               Management Group, LLC
                                                               .   BlackRock Investment
                                                                   Management, LLC
                                                               .   Diamond Hill Capital
                                                                   Management, Inc.
                                                               .   Knightsbridge Asset
                                                                   Management, LLC
                                                               .   Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of      .   AXA Equitable Funds
  TECHNOLOGY/(++)/   capital.                                      Management Group, LLC
                                                               .   Allianz Global Investors
                                                                   U.S. LLC
                                                               .   SSgA Funds Management,
                                                                   Inc.
                                                               .   Wellington Management
                                                                   Company, LLP

------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE FUNDS) -
 SERIES II                                                                    INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                    .   Invesco Asset Management
                                                                                  Limited
------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-----------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE FUNDS) -
 SERIES II                                                                   INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of  .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of  .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.

---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -
 CLASS II                                                                  INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.
---------------------------------------------------------------------------------------------------------

 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME -                                                                             INVESTMENT MANAGER (OR
 CLASS 4 SHARES                       OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND/SM / The fund's investment objective is to provide you with  .   Capital Research and
                                      long-term growth of capital.                                Management Company
----------------------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)                     The fund's investment objective is long-term capital    .   Capital Research and
                                      appreciation.                                               Management Company

-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)

---------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE
 INSURANCE PRODUCTS
 TRUST - CLASS 2                                                                  INVESTMENT MANAGER (OR
 PORTFOLIO NAME/(*)/  OBJECTIVE                                                   SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING       Seeks long-term capital appreciation, with preservation of  .   Franklin Advisory
  DIVIDENDS VIP       capital as an important consideration.                          Services, LLC
  FUND/(15)/
---------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP    Seeks long-term total return.                               .   Franklin Advisory
  VALUE VIP                                                                           Services, LLC
  FUND/(16)/
---------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC    The Fund's principal investment goal is to seek a high      .   Franklin Advisers, Inc.
  INCOME VIP          level of current income. Its secondary goal is capital
  FUND/(17)/          appreciation over long term.
---------------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL       The Fund's principal investment goal is capital             .   Franklin Mutual Advisers,
  SHARES VIP          appreciation. Its secondary goal is income.                     LLC
  FUND/(18)/
---------------------------------------------------------------------------------------------------------------------
TEMPLETON             Seeks long-term capital appreciation.                       .
  DEVELOPING                                                                          Templeton Asset Management Ltd.
  MARKETS VIP
  FUND/(19)/
---------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL      Seeks high current income, consistent with preservation     .   Franklin Advisers, Inc.
  BOND VIP            of capital. Capital appreciation is a secondary
  FUND/(20)/          consideration.
---------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH      Seeks long-term capital growth.                             .   Templeton Global Advisors
  VIP FUND/(21)/                                                                      Limited

------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                            SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.  .   Waddell & Reed Investment
                                                                              Management Company
                                                                              (WRIMCO)
--------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME             high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide growth of capital.                     .   Waddell & Reed Investment
  SCIENCE AND                                                                      Management Company
  TECHNOLOGY                                                                       (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)

------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC.
 - SERVICE SHARES                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO

-------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS
 - SERVICE CLASS                                                         INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                           Services Company
  VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  GROWTH STOCK       appreciation.                                           Services Company
  SERIES
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES       appreciation.                                           Services Company

-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST
 - ADVISOR CLASS                                                                   INVESTMENT MANAGER (OR
 PORTFOLIO NAME          OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC

-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES, INC.                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II


--------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST
 - S CLASS                                                                      INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL   Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND   primarily in hard asset securities. Income is a secondary      Corporation
                     consideration.
--------------------------------------------------------------------------------------------------------------



(*)This information reflects the variable investment option's name change effective on or about June 13, 2014, subject to regulatory approval. The chart below reflects the variable investment option's name in effect until on or about June 13, 2014. The number in the ''FN'' column corresponds with the number contained in the table above.

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------
      VARIABLE INVESTMENT OPTION NAME UNTIL
 FN   JUNE 13, 2014
---------------------------------------------------
(1)   Multimanager Multi-Sector Bond
---------------------------------------------------
(2)   Multimanager Small Cap Growth
---------------------------------------------------
(3)   Multimanager Small Cap Value
---------------------------------------------------
(4)   AXA Tactical Manager 400
---------------------------------------------------
(5)   AXA Tactical Manager 500
---------------------------------------------------
(6)   AXA Tactical Manager 2000
---------------------------------------------------
(7)   EQ/Global Multi-Sector Equity
---------------------------------------------------
(8)   EQ/International Core PLUS
---------------------------------------------------
(9)   AXA Tactical Manager International
---------------------------------------------------
(10)  EQ/International Value PLUS
---------------------------------------------------
(11)  EQ/Large Cap Core PLUS
---------------------------------------------------
(12)  EQ/Large Cap Growth PLUS
---------------------------------------------------
(13)  EQ/Large Cap Value PLUS
---------------------------------------------------
(14)  EQ/Mid Cap Value PLUS
---------------------------------------------------
(15)  Franklin Rising Dividends Securities Fund
---------------------------------------------------
(16)  Franklin Small Cap Value Securities Fund
---------------------------------------------------
(17)  Franklin Strategic Income Securities Fund
---------------------------------------------------
(18)  Mutual Shares Securities Fund
---------------------------------------------------
(19)  Templeton Developing Markets Securities Fund
---------------------------------------------------
(20)  Templeton Global Bond Securities Fund
---------------------------------------------------
(21)  Templeton Growth Securities Fund
---------------------------------------------------





(+)This Portfolio will be involved in a planned merger effective on or about
   June 13, 2014 and June 20, 2014, subject to regulatory and shareholder approvals. If approved, on the date of the scheduled merger, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. For more information about these Portfolio mergers, please contact our customer service representative.


                          EFFECTIVE JUNE 13, 2014

-------------------------------------------------------------------------------
 REPLACED OPTIONS                       SURVIVING OPTIONS
-------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core           EQ/Invesco Comstock
-------------------------------------------------------------------------------
Multimanager International Equity       AXA International Core Managed
                                        Volatility++
-------------------------------------------------------------------------------
Multimanager Large Cap Value            AXA Large Cap Value Managed
                                        Volatility++
-------------------------------------------------------------------------------
                          EFFECTIVE JUNE 20, 2014

-------------------------------------------------------------------------------
 REPLACED OPTIONS                       SURVIVING OPTIONS
-------------------------------------------------------------------------------
EQ/Equity Growth PLUS                   AXA Large Cap Growth Managed
                                        Volatility++
-------------------------------------------------------------------------------
Multimanager Large Cap Core Equity      AXA Large Cap Core Managed
                                        Volatility++
-------------------------------------------------------------------------------


   ++ New fund name

(++)This Portfolio will be reorganized as a Portfolio of EQ Advisors Trust
    ("Trust") on or about June 13, 2014, subject to regulatory and shareholder approval.
(+++)On or about April 30, 2014, the investment objective changed from "Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio" to "Seeks to achieve long-term growth of capital." Accordingly, this Portfolio no longer utilizes the AXA volatility management strategy.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510.

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in
(ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations unless the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

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YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION.
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After your policy's Allocation Date, you can transfer amounts from one investment option to another. Unless either the paid up death benefit guarantee or the extended no lapse guarantee are in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfers out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.


Certain transfer restrictions apply if the paid up death benefit guarantee or the extended no lapse guarantee rider is in effect. For more information, see "Paid up death benefit guarantee" and "Extended no lapse guarantee rider" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.


CURRENT UNRESTRICTED TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice.

See the "How to make transfers" section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Finally, there may be a charge for making this transfer. Please see "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus for more information about charges for this transfer.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.


DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS


INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa.com or us.axa.com (for those outside the U.S.) websites and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.


ONLINE TRANSFERS. You can make transfers by following one of two procedures:

..   if you are both the policy's insured person and its owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

..   whether or not you are both the insured person and owner, by sending us a signed transfer authorization form. Once we have the form on file, we will provide you with online access to make transfers.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

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USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
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Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service. This service is not available while the extended no lapse guarantee rider is in effect.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. This service is not available while the extended no lapse guarantee rider is in effect.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

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BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services/SM/ Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

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YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
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When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

..   we do not count the collateral when we compute our customer loyalty credit;
    and

..   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If either the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first fifteen policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Because we first offered Incentive Life Legacy(R) policies in 2006, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no lapse guarantee or the extended no lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of a policy loan.

                             ACCESSING YOUR MONEY

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services/SM/ Rider, will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care Services/SM/ Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages or the paid up death benefit guarantee allocation percentages for the variable investment options on record.

LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

..   The net policy account value is not sufficient to cover the monthly deductions then due;

..   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or
    (b) the initial base policy face amount;

..   You have selected Death Benefit Option A;

..   You have not received a payment under either the living benefits rider or the Long Term Care Services/SM/ Rider;

..   The policy is not in a grace period; and

..   No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

..   We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

..   Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

..   Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

..   No additional loans or partial withdrawals may be requested.

..   No changes in face amount or death benefit option may be requested.

..   No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

..   All additional benefit riders and endorsements will terminate, including the Long Term Care Services/SM/ Rider.

..   The paid up death benefit guarantee if applicable, may not be elected.

..   The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)The outstanding loan and accrued loan interest, plus $10,000; or

(c)The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 100,

                             ACCESSING YOUR MONEY
provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care Services/SM/ Rider, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. We will not deduct a charge for making a partial withdrawal. If the extended no lapse guarantee is in effect, there are limitations on partial withdrawals from the variable investment options and different allocation rules apply. See "Extended No Lapse Guarantee Rider" under "More information about policy features and benefits" later in this prospectus.

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YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
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EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below $100,000, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the policy's no lapse guarantee and the extended no lapse guarantee, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for those guarantees.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed "terminal illness living benefits," and further reduced for any monthly benefit payments made under the Long Term Care Services/SM/ Rider (see "Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus), and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by MONY America or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness , the Long Term Care Services/SM/ Rider for chronic illness benefits, if elected, will terminate and no further benefits will be payable under the Long Term Care Services/SM/ Rider. Long Term Care Services/SM/ Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted" -- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

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YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
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                             ACCESSING YOUR MONEY

8. Tax information

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This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life Legacy(R) policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

..   the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

..   increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."

TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change.

A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. If you have elected the cash value accumulation test, such changes may also impact the maximum amount of cash surrender value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of

                                TAX INFORMATION
any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.


POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan form will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by MONY America (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.


POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a Death Benefit Option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.


RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion.

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LONG TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long Term Care Services/SM/ Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101 (g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. Receipt of these benefits may be taxable. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

Charges for the Long Term Care Services/SM/ Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes. The Long Term Care Services/SM/ Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

UNDER EITHER RIDER, if the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer. Also, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy otherwise, benefits may lose their tax favored treatment.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any

                                TAX INFORMATION
income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $5 million indexed for inflation ($5.340 million in 2014). A portability rule generally permits a surviving spouse to elect to carryover the unused portion of their deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($14,000 for 2014, indexed for inflation).


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same $5 million amount discussed above for estate and gift taxes, but without portability.

The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.


NEW 3.8 % TAX ON NET INVESTMENT INCOME OR "NII". The new 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.


OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital

                                TAX INFORMATION
gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS


Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S. source income. We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income beginning in 2014.

Even though this section in the prospectus discusses consequences to United States individuals, you should be aware that the Foreign Account Tax Compliance Act (FATCA) which applies beginning in 2014 to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are directed at foreign entities, but presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. For this reason, AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments, beginning in 2014. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, a President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules, including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies. As explained later under "Cost of insurance charge," the policy charges and tax qualification are based upon 2001 Commissioner's Standard Ordinary (CSO) tables. New tables may be developed in the future and apply to new policies. Certain safe harbors may be available under federal tax rules to permit certain policy changes without losing the ability to use 2001 CSO based tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO based tables.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

                                TAX INFORMATION

In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.


You may make transfers among Portfolios of MONY America Variable Account K, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.


The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.


We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of MONY America Variable Account K.

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9. More information about policy features and benefits

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GUARANTEE PREMIUM TEST FOR NO LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these guarantees as our "no lapse guarantee" and our optional "extended no lapse guarantee rider" and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this Prospectus. You can also read more about our extended no lapse guarantee rider in "Extended No Lapse Guarantee Rider" later in this section.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date accumulated at 4% annually less any partial withdrawals accumulated at 4% annually (also known as the actual premium fund value) at least equals the cumulative guarantee premiums due to date for either the no lapse guarantee or extended no lapse guarantee rider and guarantee premiums for any optional benefit riders accumulated at 4% annually (also known as the no lapse guarantee premium fund value). If it does, your policy will not lapse, provided that you have always had death benefit Option A, any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

GUARANTEE PREMIUMS. The amounts of the monthly guarantee premiums for the no lapse guarantee and any elected extended no lapse guarantee rider are set forth in your policy if your death benefit option is Option A. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period beyond its original number of years.

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   the insured's attained age is not more than 99;

..   you have death benefit Option A in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

..   we are not waiving monthly charges under the terms of a disability waiver rider;

..   you have not received any payment under a living benefits rider or under the Long Term Care Services/SM/ Rider;

..   the policy is not in default or in a grace period as of the date of the paid up death benefit guarantee;

..   the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

..   the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

..   the election would not reduce the face amount (see below) below $100,000;

..   no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

..   You agree to re-allocate your fund values to the guaranteed interest option and the AXA Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate, including the Long Term Care Services/SM/ Rider. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guar- antee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)" under "Tax information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Allocation investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Allocation investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

..   premium payments

..   partial withdrawals

..   changes to the policy's face amount or death benefit option

..   any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Of fice. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.

OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:

..   extended no lapse guarantee -- Described below.

..   Long Term Care Services/SM/ Rider -- Described below.

..   disability deduction waiver -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or the termination of disability. Issue ages are 0-59. However coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all MONY America and affiliates' policies in-force and applied for.

..   option to purchase additional insurance -- This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all MONY America and affiliates' policies in-force and applied for.

..   children's term insurance -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all MONY America and affiliates' policies in-force and applied for.

We add the following benefits automatically at no charge to each eligible policy:

..   substitution of insured person rider -- (see "You can change your policy's insured person" under "More information about procedures that apply to your policy.")

..   living benefits rider -- (see "Your option to receive a terminal illness living benefit" under "Accessing your money.")

..   paid up death benefit guarantee -- (see "Paid up death benefit guarantee"
    earlier in this section).

..   loan extension endorsement -- (see "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

MONY America or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider was available at issue subject to our underwriting requirements that provided for a longer no lapse guarantee period than the one in your base policy. The minimum guarantee period is 20 years from the register date, and the maximum period is to the policy anniversary nearest to the insured's 100th birthday. Issue ages are 0-70. If you elected this rider at issue, the investment options available to you are restricted to the guaranteed interest option and the AXA Allocation investment options. You must have provided proper allocation instructions at the time you applied for this policy in order to have your policy issued with this rider.

This rider, while in force, will prevent your policy from lapsing provided that all of the following conditions apply:

..   The rider has not terminated;

..   The guarantee premium test for no lapse guarantees has been satisfied (see
    "Guarantee premium test for no lapse guarantees" under "More information about policy features and benefits");

..   The death benefit option under the policy has been Option A since it was issued; and

..   Any policy loan and accrued loan interest does not exceed the policy account value.

The monthly cost of this rider varies based on the individual characteristics of the insured, the face amount of the policy and the guarantee period you selected. A change to the policy's face amount may affect the cost of this rider. See "Risk/benefit summary: Charges and expenses you will pay" for more information on the charges we deduct for this rider. The rider will terminate upon our receipt of your written request to terminate or on the effective date of a change to death benefit Option B during the extended no lapse guarantee period. This rider cannot be reinstated once terminated.

While the rider is in effect, we currently limit your investment options under the policy to the AXA Allocation investment options and the guaranteed interest option. We also limit your premium allocations, transfers from the variable investment options to the guaranteed interest option and partial withdrawals from the variable investment options, as described below and loan repayments as described in "Accessing your money" earlier in this prospectus.

.. PREMIUM ALLOCATIONS. You may instruct us to allocate up to 25% of your net premiums to the guaranteed interest option. The net premiums allocated to the guaranteed interest option will be limited to an amount so that the value in the guaranteed interest option does not exceed 25% of your total unloaned policy account value. Any portion of a net premium that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts for the variable investment options that you specified for that particular premium. If you did not specify, we will allocate that portion of the net premium in proportion to the premium allocation instructions for the variable investment options on record.

.. TRANSFERS FROM THE VARIABLE INVESTMENT OPTIONS TO THE GUARANTEED INTEREST OPTION. You may make a transfer from one or more of the variable investment options to the guaranteed interest option as long as the transfer would not cause your value in the guaranteed interest option to exceed 25% of the total unloaned policy account value. Otherwise, we will reject the transfer request. If, at the time of a transfer request, the value of the guaranteed interest option already makes up 25% or more of your total unloaned policy account value, we will reject the transfer.

.. PARTIAL WITHDRAWALS FROM THE VARIABLE INVESTMENT OPTIONS. Partial withdrawals from the variable investment options will be limited to an amount that will not result in your value in the guaranteed interest option exceeding 25% of your total unloaned policy account value. Any portion of the partial withdrawal not taken from the variable investment options will be taken from the guaranteed interest option. If you tell us how much of the partial withdrawal is to come from the values in each of your variable investment options, the total amount taken from the variable investment options will be divided among investment options in proportion to the amounts to be withdrawn from the investment options as you have specified. If you do not tell us, or if we are unable to make the withdrawal in this manner, the amount taken from the variable investment options will be divided among all of your variable investment options in proportion to your values in each.

.. RIDER TERMINATION. The extended no lapse guarantee rider will terminate on the earliest of the following:

   -- the date your policy ends without value at the end of a grace period;

   -- the date you surrender your policy;

   -- the expiration date of the extended no lapse guarantee period shown in your policy;

   -- the effective date of a change to death benefit Option B, during the extended no lapse guarantee period;

   -- the effective date of the election of the paid up death benefit guarantee;

   -- the date that a new insured person is substituted for the original insured person;

   -- the date the policy goes on loan extension; or

   -- the beginning of the policy month that coincides with or next follows the date we receive your written request to terminate the rider.

This rider cannot be reinstated once it has been terminated.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

LONG TERM CARE SERVICES/SM/ RIDER/(1)/. In states where approved, an optional rider may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services./(2)/ Benefits accelerated under this rider will be treated as a lien against policy values. While this rider is in force, policy face amount increases and death benefit option changes are not permitted.

An individual qualifies as "chronically ill" if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services pursuant to a written plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. We require recertification every twelve months from the date of the initial or subsequent certification to continue monthly benefit payments, otherwise, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected. See "Risk/benefit summary: Charges and expenses you will pay", for more information on the charges we deduct for this rider.

If the net policy account value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. When monthly benefits under the Long Term Care Services/SM/ Rider are being paid we will waive the monthly charge for the Long Term Care Services/SM/ Rider.

We will pay up to the long-term care specified amount for qualified long term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage.

The maximum monthly benefit is the maximum amount an affiliated company or we will pay in a month for qualified long-term care services for the insured person. The maximum monthly benefit payment amount that you can purchase from MONY America and its affiliates is limited to $50,000 per month, per insured person. Affiliates include AXA Equitable Life Insurance Company, AXA Equitable Life and Annuity Company, MONY Life Insurance Company, and U.S. Financial Life Insurance. The maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage that you have selected. This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, we will pay the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person. The monthly benefit payment is equal to the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the unloaned policy account value and surrender charge (if applicable) will be reduced pro rata for the portion of the policy face amount that we have accelerated to date. However, the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

.. ELIMINATION PERIOD. The Long Term Care Services/SM/ Rider has an elimination period that is the required period of time that the rider must be in force before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the date on which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

.. PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day of covered services received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date that we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

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(1)In the state of Massachusetts, this benefit will be called the Accelerated Death Benefit for Chronic Illiness Rider.
(2)For a more complete description of the terms used in this section and conditions of this rider please consult your rider policy form.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

2. the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

3. the date when you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the current long term care specified amount;

5. the date that you surrender the policy;

6. the date we make a payment under the living benefits rider (for terminal illness); or

7. the date of death of the insured person.

During a period of coverage:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment; this amount will be treated as a lien against your policy values.

3. If there is an outstanding policy loan at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the long-term care specified amount that we have not accelerated to date.

4. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

After a period of coverage ends:

1. The face amount of the policy and the long-term care specified amount are reduced by the accumulated benefit lien amount.

2. The unloaned policy account value will be reduced pro rata to the reduction in the policy face amount, but not by more than the accumulated benefit lien amount.

3. Any applicable surrender charges will be reduced pro rata to the reduction in the policy face amount.

4. The maximum monthly benefit will not be reduced.

5. The actual premium fund and no lapse guarantee premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7. The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire long-term care specified amount has been paid out during the period of coverage, this rider will terminate and the policy may terminate.

.. RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except as provided under the "Extension of Benefits" provision of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2. upon termination or surrender of the policy;

3. the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the current long-term care specified amount;

5. the effective date of the election of the paid up death benefit guarantee;

6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

7. the date the policy goes on loan extension; or

8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

.. EXTENSION OF BENEFITS. If this policy lapses before the current long-term care specified amount has been paid out, while the insured person is confined in a long term care facility, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement must continue without interruption after the policy lapses. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement; (b) the date when the current long-term care specified amount has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

For tax information concerning the Long Term Care Services/SM/ Rider, see "Tax information" earlier in this prospectus.

CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than 20 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in our investment options. The amount in our investment options does not include any value we are holding as collateral for any policy loans. The percentage credit is currently at an

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS annual rate of 0.05% beginning in the policy's 21st year. This credit is not guaranteed, however. Because Incentive Life Legacy(R) was first offered in 2006, no customer loyalty credit has yet been made to an Incentive Life Legacy(R) policy.

VARIATIONS AMONG INCENTIVE LIFE LEGACY(R) POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

MONY America also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Legacy(R) where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Legacy(R). We will make such variations only in accordance with uniform rules that we establish.

MONY America or your financial professional can advise you about any variations that may apply to your policy.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "MONY Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. MONY America will retain the funds until a draft is presented for payment. Interest on the MONY America Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The MONY Access Account is part of MONY America's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The MONY Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the MONY Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for information purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the earlier of the date you sign your request to cancel form or the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income.

In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

10. More information about certain policy charges

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DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 12% from each premium payment you send us. We currently deduct 12% from each premium payment during the first five policy years, and 2% from each premium payment in subsequent policy years. If the extended no lapse guarantee is in effect, we currently deduct 12% from each premium payment during the first ten policy years, and 2% from each premium payment in subsequent policy years. A similar charge applies to premiums attributed to requested face amount increases. We may increase or decrease the amount we deduct in the future, but the amount we deduct will never exceed 12%. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the fifteenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $10.38 and $47.92 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy's specific characteristics.

We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. These charges will apply for fifteen years from the effective date of such increase. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

.. ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy is returned for insufficient funds, we will charge a maximum of $25.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and
(b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Table. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

(non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 1.75% during the first ten policy years, and at an annual rate of 0.25% in policy years 11 through 20, with no charge in policy year 21 and thereafter, for mortality and expense risks. We reserve the right to increase or decrease these charges in the future, although they will never exceed 1.75%, 0.50% and 0.50%, respectively. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $10 at the beginning of each policy month. We reserve the right to increase or decrease this amount in the future, although it will never exceed $15. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. In no event will the loan interest spread exceed 1%. We deduct the loan interest spread on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you chose this rider, we deduct $0.50 per $1,000 of children's term insurance from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you chose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

.. EXTENDED NO LAPSE GUARANTEE. If you chose this rider with coverage to age 100, we deduct between $0.02 and $0.08 per $1,000 of the initial base policy face amount, and per $1,000 of any requested increase in the base policy face amount, from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

.. LONG TERM CARE SERVICES/SM/ RIDER. If you chose this rider, on a guaranteed basis we may deduct between $0.08 and $1.18 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect, but not when rider benefits are being paid. The amount at risk for this rider is the long-term care specified amount minus your policy account value, but not less than zero. The current monthly charges for this rider are lower than the maximum monthly charges.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

11. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

..   premium payments received after the policy's investment start date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   changes of insured person

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

..   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

..   If we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the Register Date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office; and
(2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "MONY Life Insurance Company of America."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to MONY Life Insurance Company of America, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than MONY Life Insurance Company of America and endorsed over to MONY Life Insurance Company of America only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no lapse guarantee and Long Term Care Services/SM/ Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Finally, in order for your surrender request to be complete, you must return your policy to us.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Legacy(R) in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Legacy(R) policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Legacy(R) policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Commissioner of Insurance in the state of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments,

                     MORE INFORMATION ABOUT OTHER MATTERS
which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."


Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through axa.com or us.axa.com for those outside the U.S. if you are the individual owner:


..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policy owners)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.


If you wish to enroll through axa.com or us.axa.com for those outside the U.S., or use ACH payments via AXA Equitable's Interactive Voice Response system, you must first agree to the terms and conditions set forth in our axa.com or us.axa.com for those outside the U.S. Online Services Agreement or our AXA Equitable's Interactive Voice Response system Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Voice Response system from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Voice Response system if we have reason to believe the instructions given are unauthorized.


If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

                     MORE INFORMATION ABOUT OTHER MATTERS

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 2% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or
(c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE


In addition to any of the other changes described in this prospectus, we have the right to modify how we or MONY America Variable Account K operate. For example, we have the right to:


..   combine two or more variable investment options or withdraw assets relating to Incentive Life Legacy(R) from one investment option and put them into another;


..   end the registration of, or re-register, MONY America Variable Account K under the Investment Company Act of 1940;

..   operate MONY America Variable Account K under the direction of a
    "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect MONY America Variable Account K;

..   operate MONY America Variable Account K, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge MONY America Variable Account K an advisory fee. We may make any legal investments we wish for MONY America Variable Account K. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.


If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy, or change the face amount to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account

                     MORE INFORMATION ABOUT OTHER MATTERS
value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.

DISTRIBUTION OF THE POLICIES


The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
K. The offering of the policies is intended to be continuous.


AXA Advisors is an affiliate of MONY America, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other MONY America life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

MONY America pays compensation to both Distributors based on policies sold. MONY America may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although MONY America takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your policy. MONY America, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this Prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. MONY America pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from MONY America to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional will receive premium-based compensation in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of MONY America products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of a MONY America policy than it pays for the sale of a policy or other financial product issued by a company other than MONY America. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve MONY America policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of MONY America policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of MONY America policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend a MONY America policy over a policy or other financial product issued by a company not affiliated with MONY America. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based

                     MORE INFORMATION ABOUT OTHER MATTERS
on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. MONY America pays premium-based and asset-based compensation (together "compensation") to AXA Distributors. Premium-based compensation is paid based on MONY America policies sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.05% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of MONY America's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of MONY America products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of MONY America products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of MONY America policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2013) received additional payments. These additional payments ranged from $1,256 to $5,706,371. MONY America and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.


1st Global Capital Corporation
Allstate Financial Services
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Ash Brokerage Corporation
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corporation
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Farmers Financial Solutions
Financial Network Investment Corporation
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Harvest Capital, LLC
ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC
LPL Financial Corporation
Lucia Securities
Meridian Financial Group
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney
Multi-Financial Securities Corporation
National Planning Holdings, Inc.
Next Financial Group, Inc.
NFP Securities, Inc.
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James Financial Services
RBC Capital Markets Corporation
Robert W Baird & Company
Securities America, Inc.

                     MORE INFORMATION ABOUT OTHER MATTERS

Stifel, Nicolaus & Company, Inc.
Summit Brokerage Services, Inc
SunTrust Investments
The Advisor Group
Transamerica Financial Advisors, Inc.
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Wells Fargo Network

LEGAL PROCEEDINGS


MONY America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in MONY America Variable Account K, nor would any of these proceedings be likely to have a material adverse effect on MONY America Variable Account K, our ability to meet our obligations under the policies, or the distribution of the policies.

                     MORE INFORMATION ABOUT OTHER MATTERS

13. Financial statements of MONY America Variable Account K and MONY America


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The financial statements of MONY America Variable Account K/(1)/ as well as the financial statements of MONY America, are in the Statement of Additional Information ("SAI").


The financial statements of MONY America have relevance for the policies only to the extent that they bear upon the ability of MONY America to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 and requesting to speak with a customer service representative.
----------

(1)The financial statements of MONY America Variable Account K are not included because it commenced operations on December 31, 2013.

   FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE ACCOUNT K AND MONY AMERICA

14. Personalized illustrations

--------------------------------------------------------------------------------

ILLUSTRATIONS OF POLICY BENEFITS

PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Personalized illustrations can reflect the investment management fees and expenses incurred in 2013 (or expected to be incurred in 2014, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2013. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. You may also request a personalized illustration of the guaranteed interest option.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25.

                          PERSONALIZED ILLUSTRATIONS

Requesting more information


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The Statement of Additional Information ("SAI"), dated May 1, 2014, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 888-855-5100 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510, or asking your financial professional.



You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to MONY America Variable Account K and the policies. You can also review and copy information about MONY America Variable Account K, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.


SEC File Number: 811-04234

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                             PAGE

Who is MONY Life Insurance Company of America?                2

Ways we pay policy proceeds                                   2

Distribution of the policies                                  2

Underwriting a policy                                         2

Insurance regulation that applies to MONY America             2

Custodian and Independent Registered Public Accounting Firm   2

Financial Statements                                          2

                                                                      811-04234

Incentive Life Legacy(R) II


An individual flexible premium variable life insurance policy issued by MONY Life Insurance Company of America ("MONY America") with variable investment options offered under MONY America Variable Account K.

PROSPECTUS DATED MAY 1, 2014


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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This prospectus describes the Incentive Life Legacy(R) II policy but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. All optional features and benefits described in the prospectus may not be available at the time you purchase the policy. We reserve the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits.

Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy.

WHAT IS INCENTIVE LIFE LEGACY(R) II?

Incentive Life Legacy(R) II provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:


-------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
-------------------------------------------------------------------------------------------
.. All Asset Moderate                          . Charter/SM/ Small Cap Growth/(3)/
  Growth-Alt 15/(1)/                          . Charter/SM/ Small Cap Value/(3)/
.. All Asset Growth-Alt 20/(1)/                . EQ/AllianceBernstein Small Cap Growth
.. All Asset Aggressive-Alt 25/(1)/            . EQ/BlackRock Basic Value Equity
.. American Century VP Mid Cap Value           . EQ/Boston Advisors Equity Income
.. American Funds Insurance Series(R) Global   . EQ/Calvert Socially Responsible
  Small Capitalization Fund/SM/               . EQ/Capital Guardian Research
.. American Funds Insurance Series(R) New      . EQ/Common Stock Index
  World Fund(R)                               . EQ/Core Bond Index
.. AXA Balanced Strategy/(2)/                  . EQ/Equity 500 Index
.. AXA Conservative Growth Strategy/(2)/       . EQ/Equity Growth PLUS/(4)/
.. AXA Conservative Strategy/(2)/              . EQ/GAMCO Mergers and Acquisitions
.. AXA 400 Managed Volatility/(3)/             . EQ/GAMCO Small Company Value
.. AXA 500 Managed Volatility/(3)/             . EQ/Global Bond PLUS
.. AXA 2000 Managed Volatility/(3)/            . EQ/Intermediate Government Bond
.. AXA Global Equity Managed Volatility/(3)/   . EQ/International Equity Index
.. AXA Growth Strategy/(2)/                    . EQ/Invesco Comstock
.. AXA International Core Managed              . EQ/JPMorgan Value Opportunities
  Volatility/(3)/                             . EQ/Large Cap Growth Index
.. AXA International Managed Volatility/(3)/   . EQ/Large Cap Value Index
.. AXA International Value Managed             . EQ/Lord Abbett Large Cap Core/(4)/
  Volatility/(3)/                             . EQ/MFS International Growth
.. AXA Large Cap Core Managed Volatility/(3)/  . EQ/Mid Cap Index
.. AXA Large Cap Growth Managed                . EQ/Money Market
  Volatility/(3)/                             . EQ/Montag & Caldwell Growth
.. AXA Large Cap Value Managed Volatility/(3)/ . EQ/Morgan Stanley Mid Cap Growth
.. AXA Mid Cap Value Managed Volatility/(3)/   . EQ/PIMCO Ultra Short Bond
.. AXA Moderate Growth Strategy/(2)/           . EQ/Quality Bond PLUS
.. Charter/SM/ Multi-Sector Bond/(3)/
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---------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
---------------------------------------------------------------------------------------------
.. EQ/Small Company Index                       . Lazard Retirement Emerging Markets Equity
.. EQ/T. Rowe Price Growth Stock                . MFS(R) International Value
.. EQ/UBS Growth and Income                     . MFS(R) Investors Growth Stock
.. EQ/Wells Fargo Omega Growth                  . MFS(R) Investors Trust
.. Fidelity(R) VIP Contrafund(R)                . Multimanager Aggressive Equity/(5)/
.. Fidelity(R) VIP Growth & Income              . Multimanager Core Bond/(5)/
.. Fidelity(R) VIP Mid Cap                      . Multimanager International Equity/(4)/
.. Franklin Mutual Shares VIP/(3)/              . Multimanager Large Cap Core Equity/(4)/
.. Franklin Rising Dividends VIP/(3)/           . Multimanager Large Cap Value/(4)/
.. Franklin Small Cap Value VIP/(3)/            . Multimanager Mid Cap Growth/(5)/
.. Franklin Strategic Income VIP/(3)/           . Multimanager Mid Cap Value/(5)/
.. Goldman Sachs VIT Mid Cap Value              . Multimanager Technology/(5)/
.. Invesco V.I. Global Real Estate              . PIMCO CommodityRealReturn(R)
.. Invesco V.I. International Growth            . PIMCO Real Return
.. Invesco V.I. Mid Cap Core Equity             . PIMCO Total Return
.. Invesco V.I. Small Cap Equity                . T. Rowe Price Equity Income II
.. Ivy Funds VIP Energy                         . Templeton Developing Markets VIP/(3)/
.. Ivy Funds VIP High Income                    . Templeton Global Bond VIP/(3)/
.. Ivy Funds VIP Mid Cap Growth                 . Templeton Growth VIP/(3)/
.. Ivy Funds VIP Science and Technology         . Van Eck VIP Global Hard Assets
.. Ivy Funds VIP Small Cap Growth
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(1)Also referred to as an "All Asset" variable investment option in this prospectus.

(2)Also referred to as an "AXA Strategic Allocation investment option" in this prospectus.
(3)This is the variable investment option's new name, effective on or about June 13, 2014, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.
(4)Please see "About the Portfolios of the Trusts" later in this prospectus regarding the planned merger of the Portfolio in which this variable investment option invests, subject to regulatory approval.
(5)The variable investment option in which this Portfolio invests will be reorganized as a Portfolio of EQ Advisors Trust ("Trust") on or about June 13, 2014, subject to regulatory and shareholder approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information.


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                               #612152/AA & ADL
will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free. For more tax information, please see "Tax information" later in this prospectus. In this section you will also find additional information about possible estate tax consequences associated with death benefits under "Estate, gift, and generation-skipping taxes."

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER MONY AMERICA POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life Legacy(R) II or another policy may not be to your advantage. You can contact us to find out more about any other MONY America insurance policy.

Contents of this Prospectus

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   --------------------------------------------------------------------------
   1.RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU
     WILL PAY                                                              6
   --------------------------------------------------------------------------
   Tables of policy charges                                                6
   How we allocate charges among your investment options                   8
   Changes in charges                                                      8


   --------------------------------------------------------------------------
   2.RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND
     RISKS                                                                 9
   --------------------------------------------------------------------------
   How you can pay for and contribute to your policy                       9
   The minimum amount of premiums you must pay                            10
   You can guarantee that your policy will not terminate before a
     certain date                                                         10
   You can elect a "paid up" death benefit guarantee                      11
   You can receive an accelerated death benefit under the Long
     Term Care Services/SM/ Rider                                         11
   Investment options within your policy                                  11
   About your life insurance benefit                                      12
   Alternative higher death benefit in certain cases                      13
   You can increase or decrease your insurance coverage                   14
   Accessing your money                                                   15
   Risks of investing in a policy                                         15
   How the Incentive Life Legacy(R) II variable life insurance policy is
     available                                                            15


   --------------------------------------------------------------------------
   3. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                      16
   --------------------------------------------------------------------------
   How to reach us                                                        17
   About our MONY America Variable Account K                              17
   Your voting privileges                                                 18
   About the Trusts                                                       18


   --------------------------------------------------------------------------
   4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                  19
   --------------------------------------------------------------------------
   Portfolios of the Trusts                                               20


   --------------------------------------------------------------------------
   5. DETERMINING YOUR POLICY'S VALUE                                     29
   --------------------------------------------------------------------------
   Your policy account value                                              29


-------------
"We,""our," and "us" refer to MONY America. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.
When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.
This prosepectus does not offer Incentive Life Legacy(R) II anywhere such offers are not lawful. MONY America does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by MONY America.

                          CONTENTS OF THIS PROSPECTUS

    -----------------------------------------------------------------------
    6.TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT
      OPTIONS                                                           30
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    Transfers you can make                                              30
    How to make transfers                                               30
    Our automatic transfer service                                      30
    Our asset rebalancing service                                       31


    -----------------------------------------------------------------------
    7.ACCESSING YOUR MONEY                                              32
    -----------------------------------------------------------------------
    Borrowing from your policy                                          32
    Loan extension (for guideline premium test policies only)           33
    Making withdrawals from your policy                                 34
    Surrendering your policy for its net cash surrender value           34
    Your option to receive a terminal illness living benefit            34


    -----------------------------------------------------------------------
    8.TAX INFORMATION                                                   36
    -----------------------------------------------------------------------
    Basic income tax treatment for you and your beneficiary             36
    Tax treatment of distributions to you (loans, partial withdrawals, and full surrender; impact of certain policy changes and
      transactions)                                                     36
    Tax treatment of living benefits rider or Long Term Care
      Services/SM/ Rider under a policy with the applicable rider       37
    Business and employer owned policies                                38
    Requirement that we diversify investments                           39
    Estate, gift, and generation-skipping taxes                         39
    Pension and profit-sharing plans                                    39
    Split-dollar and other employee benefit programs                    39
    ERISA                                                               39
    Our taxes                                                           40
    When we withhold taxes from distributions                           40
    Possibility of future tax changes and other tax information         40


    -----------------------------------------------------------------------
    9.MORE INFORMATION ABOUT POLICY FEATURES AND
      BENEFITS                                                          42
    -----------------------------------------------------------------------
    Guarantee premium test for no lapse guarantees                      42
    Paid up death benefit guarantee                                     42
    Other benefits you can add by rider                                 43
    Variations among Incentive Life Legacy(R) II policies               48
    Your options for receiving policy proceeds                          48
    Your right to cancel within a certain number of days                49


    -----------------------------------------------------------------------
    10.MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                    50
    -----------------------------------------------------------------------
    Deducting policy charges                                            50
    Charges that the Trusts deduct                                      53


     ----------------------------------------------------------------------
     11.MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY     54
     ----------------------------------------------------------------------
     Dates and prices at which policy events occur                      54
     Policy issuance                                                    54
     Ways to make premium and loan payments                             55
     Assigning your policy                                              55
     You can change your policy's insured person                        55
     Requirements for surrender requests                                56
     Gender-neutral policies                                            56
     Future policy exchanges                                            56


     ----------------------------------------------------------------------
     12.MORE INFORMATION ABOUT OTHER MATTERS                            57
     ----------------------------------------------------------------------
     About our general account                                          57
     Transfers of your policy account value                             57
     Telephone and Internet requests                                    58
     Suicide and certain misstatements                                  59
     When we pay policy proceeds                                        59
     Changes we can make                                                59
     Reports we will send you                                           59
     Distribution of the policies                                       60
     Legal proceedings                                                  62


     ----------------------------------------------------------------------
     13.FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE   ACCOUNT K AND
        MONY AMERICA                                                    63
     ----------------------------------------------------------------------


     ----------------------------------------------------------------------
     14.PERSONALIZED ILLUSTRATIONS                                      64
     ----------------------------------------------------------------------
     Illustrations of policy benefits                                   64



    -----------------------------------------------------------------------
    APPENDICES
    -----------------------------------------------------------------------
      I  --  Hypothetical illustrations                                 I-1
     II  --  Policy variations                                         II-1
    III  --  State policy availability and/or variations of certain
               features and benefits                                  III-1
     IV  --  Calculating the alternate death benefit                   IV-1


     ----------------------------------------------------------------------
     REQUESTING MORE INFORMATION
       Statement of additional information
       Table of contents
     ----------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                       PAGE

                   account value                          29
                   actual premium fund value              42
                   Administrative Office                  17
                   age; age at issue                      55
                   Allocation Date                        11
                   alternative death benefit              13
                   amount at risk                         51
                   anniversary                            51
                   assign; assignment                     52
                   automatic transfer service             30
                   AXA Equitable                          18
                   AXA Financial, Inc.                    16
                   basis                                  37
                   beneficiary                            17
                   business day                           54
                   Cash Surrender Value                   32
                   Code                                   36
                   collateral                             32
                   commencement of insurance coverage     55
                   cost of insurance charge               40
                   cost of insurance rates                51
                   day                                    51
                   default                                10
                   disruptive transfer activity           30
                   dollar cost averaging service          30
                   extended no lapse guarantee            10
                   face amount                            12
                   grace period                           10
                   guaranteed interest option             12
                   guarantee premium test                 42
                   Guaranteed Interest Account            12
                   Incentive Life Legacy(R) II            12
                   initial premium                        11
                   insured person                         12
                   Internet                               17
                   investment funds                       12
                   investment options                  cover
                   investment start date                  11
                   issue date                             55
                   lapse                                  10
                   loan extension                         32
                   loan, loan interest                    31
                   Long Term Care Services/SM/ Rider      11
                   market timing                          57


                                                         PAGE

                  Money Market Lock-in Period               11
                  mortality and expense risk charge          7
                  modified endowment contract               56
                  month, year                               52
                  monthly deduction                          8
                  MONY Access Account                       48
                  MONY America                           cover
                  MONY America Variable Account K           17
                  net cash surrender value                  34
                  no lapse guarantee premium fund value     42
                  no lapse guarantee                        10
                  Option A, B                               12
                  our                                        3
                  owner                                      3
                  paid up                                   34
                  paid up death benefit guarantee           11
                  partial withdrawal                        33
                  payments                                  51
                  planned periodic premium                   9
                  policy                                 cover
                  Portfolio                              cover
                  premium payments                           9
                  prospectus                             cover
                  rebalancing                               31
                  receive                                   51
                  register date                             54
                  restored, restoration                     48
                  riders                                     9
                  SEC                                    cover
                  state                                      3
                  subaccount                                17
                  surrender                                 34
                  surrender charge                       6, 47
                  target premium                            60
                  transfers                                 29
                  Trusts                                 cover
                  units                                     29
                  unit values                               17
                  us                                         3
                  variable investment options            cover
                  we                                         3
                  withdrawals                               32
                  you, your                                  3

                       AN INDEX OF KEY WORDS AND PHRASES

1. Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. See "Deducting policy charges" under "More information about certain policy charges."

----------------------------------------------------------------------------------------------------------
 TRANSACTION FEES
----------------------------------------------------------------------------------------------------------
 CHARGE              WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------
PREMIUM CHARGE/(1)/  From each premium               9%, if the extended no lapse guarantee rider is in
                                                     effect.

                                                                            - or -

                                                     8%, if the extended no lapse guarantee rider is not
                                                     in effect.
SURRENDER (TURNING   Upon surrender                  Initial surrender charge per $1,000 of initial base
IN) OF YOUR POLICY                                   policy face amount or per $1,000 of requested base
DURING ITS FIRST 15                                  policy face amount increase:/(3)/
YEARS OR THE FIRST
15 YEARS AFTER YOU                                   Highest: $47.92
HAVE REQUESTED AN                                    Lowest: $10.38
INCREASE IN YOUR                                     Representative: $17.32/(4)/
POLICY'S FACE
AMOUNT/(2)/
REQUEST A DECREASE   Effective date of the decrease  A pro rata portion of the charge that would apply to
IN YOUR POLICY'S                                     a full surrender at the time of the decrease.
FACE AMOUNT
TRANSFERS AMONG      Upon transfer                   $25 per transfer./(5)/
INVESTMENT OPTIONS
ADDING THE TERMINAL  At the time of the transaction  $100 (if elected after policy issue)
ILLNESS LIVING
BENEFIT RIDER
EXERCISE OF OPTION   At the time of the transaction  $250
TO RECEIVE THE
TERMINAL ILLNESS
LIVING BENEFIT

SPECIAL SERVICES
CHARGES

..   Wire transfer    At the time of the transaction  Current and Maximum Charge: $90 charge/(6)/

..   Express mail     At the time of the transaction  Current and Maximum Charge: $35 charge/(6)/

..   Policy           At the time of the transaction  Current and Maximum Charge: $25 illustration
    charge/(7)/

..   Duplicate        At the time of the transaction  Current and Maximum Charge: $35 policy
    charge/(7)/

..   Policy history   At the time of the transaction  Current and Maximum Charge: $50 charge/(7)(8)/

..   Charge for       At the time of the transaction  Current and Maximum Charge: $25 returned
    payments/(7)/
----------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

--------------------------------------------------------------------------------------------
 PERIODIC CHARGES
 OTHER THAN UNDERLYING
 TRUST PORTFOLIO
 OPERATING EXPENSES
--------------------------------------------------------------------------------------------
 CHARGE              WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------
COST OF INSURANCE           Monthly           Charge per $1,000 of the amount for which we
CHARGE/(9)(10)/                               are at risk:/(11)/

                                              Highest: $83.34
                                              Lowest: $0.02
                                              Representative: $0.10/(12)/
--------------------------------------------------------------------------------------------

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

----------------------------------------------------------------------------------------------------------
 PERIODIC CHARGES
 OTHER THAN UNDERLYING
 TRUST PORTFOLIO
 OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------
 CHARGE              WHEN CHARGE IS DEDUCTED            AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------
MORTALITY AND        Monthly                            0.85% (annual rate) of your value in our variable
EXPENSE RISK CHARGE                                     investment options.
----------------------------------------------------------------------------------------------------------
ADMINISTRATIVE       Monthly                            (1) Policy Year            Amount Deducted
CHARGE/(9)/

                                                          1
                                                                                     $20

                                                          2+
                                                                                     $15

                                                                      -plus-
                                                        (2) Charge per $1,000 of the initial base policy
                                                        face amount and any requested base policy face
                                                        amount increase that exceeds the highest pre-
                                                        vious face amount:

                                                        Highest: $0.35
                                                        Lowest: $0.03
                                                        Representative: $0.04/(4)/
LOAN INTEREST        On each policy anniversary (or on  1% of loan amount.
SPREAD/(13)/         loan termination, if earlier)
OPTIONAL RIDER       While the rider is in effect
CHARGES

CHILDREN'S TERM      Monthly                            Charge per $1,000 of rider benefit amount:
INSURANCE                                               $0.50

DISABILITY           Monthly                            Percentage of all other monthly charges:
DEDUCTION WAIVER
                                                        Highest: 132%
                                                        Lowest: 7%
                                                        Representative: 12%/(12)/

OPTION TO PURCHASE   Monthly                            Charge per $1,000 of rider benefit amount:
ADDITIONAL INSURANCE
                                                        Highest: $0.17
                                                        Lowest: $0.04
                                                        Representative: $0.16/(14)/

EXTENDED NO LAPSE    Monthly                            (1) Charge per $1,000 of the initial base policy
GUARANTEE                                               face amount, and per $1,000 of any requested
                                                        base policy face amount increase that exceeds the
                                                        highest previous face amount:

                                                        Highest: $0.05
                                                        Lowest: $0.01
                                                        Representative: $0.02/(4)/

                                                                      -plus-

                                                        (2) Percentage of Separate Account Fund Value
                                                        charge: 0.15% (annual rate) of your value in our
                                                        variable investment options.

LONG TERM CARE       Monthly                            Charge per $1,000 of the amount for which we
SERVICES/SM/                                            are at risk:/(15)/
RIDER/(15)/
                                                        With the optional Nonforfeiture Benefit:

                                                        Highest: $2.94
                                                        Lowest: $0.25
                                                        Representative: $0.53/(14)/

                                                        Without the optional Nonforfeiture Benefit:

                                                        Highest: $2.67
                                                        Lowest: $0.22
                                                        Representative: $0.49/(14)/
----------------------------------------------------------------------------------------------------------

(1)Currently, we deduct 8% of each premium payment up to six "target premiums" and then 3% of each premium payment after an amount equal to six "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. If you elect the extended no lapse guarantee rider, an additional 1% of each premium payment will be deducted while the rider is in effect.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

(2)The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.
(3)The initial amount of surrender charge depends on each policy's specific characteristics.
(4)This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred elite non-tobacco user risk class for a face amount of $250,000 or more. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.
(5)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.
(6)Unless you specify otherwise, this charge will be deducted from the amount you request.
(7)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(8)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(9)Not applicable after the insured person reaches age 121.
(10)Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(11)Our amount "at risk" under your policy is the difference between the amount of death benefit and the policy account value as of the deduction date.
(12)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.
(13)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 3% or (b) the "Monthly Average Corporate" yield published by Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see "Borrowing from your policy -- Loan interest we charge" in "Accessing your money" later in this prospectus.
(14)This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and, for the Long-Term Care Services/SM/ Rider on the benefit percentage you choose and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.
(15)Our amount "at risk" for this rider depends on the death benefit option selected under the policy. See "More information about policy features and benefits -- Long-Term Care Services/SM/ Rider" later in this prospectus.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


----------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2013 (expenses that are deducted from               Lowest Highest
Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)/(1)/  0.62%  7.45%
----------------------------------------------------------------------------------------------------------------


(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2013, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2015 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2015. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



-----------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2013 after the effect of Expense Limitation Arrangements/(/*/)/  Lowest Highest
                                                                                                               0.62%  1.66%
-----------------------------------------------------------------------------------------------------------------------------



   (*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the Charter/SM/ Small Cap Growth Portfolio.


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

2. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------

Incentive Life Legacy(R) II is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


In addition, depending on when you purchased your policy, certain variations may apply to your policy which differ from the information contained in this section. Please see "Appendix II: Policy variations" later in this Prospectus for more information.


HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life Legacy(R) II policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Legacy(R) II policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Legacy(R) II policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 121ST BIRTHDAY, SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
--------------------------------------------------------------------------------

YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. In particular, you may wish to ask for an illustration under both the guideline premium test and cash value accumulation test to see the possible impact of including future changes to your policy under various investment return assumptions. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

..   you are receiving monthly benefit payments under the Long Term Care
    Services/SM/ Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

..   you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value (see "You can elect a "paid up" death benefit guarantee" below); or

..   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)


We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we receive the requested amount before the end of the grace period, it will be treated as a loan repayment to the extent it is less than or equal to any outstanding policy loan and accrued loan interest. The remainder of the payment, if any, will be treated as a premium payment. If the guaranteed interest option limitation is in effect, we may limit you from allocating a portion of your payment to the guaranteed interest option as described elsewhere in this prospectus. Any such portion of the payment will be allocated to the variable investment options in proportion to any payment amounts for the variable investment options that you have specified with that payment. Otherwise, the remainder will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any payment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any such portion of the payment will be refunded to you except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates. Please see "Appendix II: Policy variations" later in this prospectus for more information.


If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges (but not more than the amount to maintain one of the available guarantees against termination), policy loans or lien and accrued loan or lien interest, to the beneficiary you have named.

--------------------------------------------------------------------------------
YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT, OR (II) TO MAINTAIN ONE OF THE NO LAPSE GUARANTEES THAT CAN KEEP YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within three years after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will be an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no lapse guarantee will not be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO LAPSE GUARANTEE. You can generally guarantee that your policy will not terminate for a number of years (the "guarantee period") by paying at least certain specified amounts of premiums (the "guarantee premiums"). We call this our "No Lapse Guarantee." The length of your policy's guarantee period will range from 5 to 10 years, depending on the insured's age when we issue the policy. Both the guarantee period and guarantee premiums will be set forth on Page 3 of your policy. We make no extra charge for this guarantee.

During the guarantee period, however, the No Lapse Guarantee applies only if:

..   You have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no lapse guarantees" under "More information about policy benefits" later in this prospectus); and

..   Any policy loan and accrued and unpaid loan interest is less than the policy account value.

The No Lapse Guarantee will not apply if you fail to meet the guarantee premium test. This feature will automatically terminate if the guarantee period expires.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider may be added at issue to the policy that provides a longer guarantee period than described above with a higher premium requirement, provided you elect death benefit Option A. The length of your policy's guarantee period will range from 20 to 40 years, depending on the insured's age when we issue the policy.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

The monthly cost of this rider and the required premium vary by the individual characteristics of the insured and the face amount of the policy. A change in the face amount of the policy, however, may affect the cost of this rider. You can terminate this rider at any time but it cannot be reinstated once terminated. For more information about this rider, see "Optional benefits you can add by rider" under "More information about policy features and benefits."

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IF YOU PAY AT LEAST CERTAIN PRESCRIBED AMOUNTS OF PREMIUMS AND ANY OUTSTANDING POLICY LOAN AND ACCRUED LOAN INTEREST DO NOT EXCEED THE POLICY ACCOUNT VALUE, YOUR POLICY WILL NOT LAPSE FOR A NUMBER OF YEARS, EVEN IF THE VALUE IN YOUR POLICY BECOMES INSUFFICIENT TO PAY THE MONTHLY CHARGES. FOR THE EXTENDED NO LAPSE GUARANTEE RIDER, YOUR DEATH BENEFIT MUST ALWAYS HAVE BEEN OPTION A. THE
NO LAPSE GUARANTEE IS NOT IMPACTED BY YOUR CHOICE OF DEATH BENEFIT OPTION.
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YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE


Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee (certain policies may refer to this as the "paid up" no lapse guarantee) at any time after the fourth year of your policy if the insured's attained age is 120 or less provided certain requirements are met. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. If the policy guaranteed interest option limitation is in effect at the time you elect the "paid up" death benefit guarantee, it will no longer apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the "paid up" death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option. Our paid up death benefit guarantee is not available if you received a living benefit on account of terminal illness at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care Services/SM/ Rider prior to continuing coverage under any Nonforfeiture Benefit. Also, election of a paid up death benefit guarantee will terminate any Long-Term Care Services/SM/ Rider subject to any Nonforfeiture Benefit, if elected. Please also see Appendix II later in this prospectus for more information.


The guarantee will also terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit guarantee, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES/SM/ RIDER

In states where approved, an optional rider may be added to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services in accordance with a plan of care. This is our Long Term Care Services/SM/ Rider. The long-term care specified amount at issue must be at least $100,000. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select and whether you select the rider with or without the optional Nonforfeiture Benefit. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus. Please also see Appendix II later in this prospectus for more information.

INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for twenty calendar days (the "Money Market Lock-in Period"). However, if we have not received all necessary requirements for your policy as of the Issue Date, the Money Market Lock-In Period will begin on the date we receive all necessary requirements to put the policy in force at our Administrative Office. On the first business day following the Money Market Lock-in Period, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.


However, if the policy guaranteed interest option limitation is in effect, we will limit you from allocating more than a specified percentage of any premium payment to the guaranteed interest option. Any portion of the premium payment in excess of the limitation amount will be allocated to the variable investment options in proportion to any premium payment amounts for the variable investment options that you have specified with that premium payment. Otherwise, the excess will be allocated in proportion to the premium allocation percentages for the variable investment

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS options then in effect. If you have not specified any premium payment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any portion of the premium payment in excess of the limitation amount will be refunded to you (except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option). The specified percentage limitation on premium payments allocated to the guaranteed interest option can be changed at any time, but it will never be less than 5%. Please see "Appendix II: Policy variations" later in this prospectus for more information.


The policy is between you and MONY Life Insurance Company of America. The policy is not an investment advisory account, and MONY Life Insurance Company of America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

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YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
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VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510. We may add or delete variable investment options or Portfolios at any time.

If you elect the extended no lapse guarantee rider or exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Strategic Allocation Series investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")


Upon advance notification, MONY America has the right to implement the policy guaranteed interest option limitation. If the policy guaranteed interest option limitation is in effect, MONY America has the right to limit you from allocating more than a specified percentage of your premium to the guaranteed interest option. We may also reject any transfer you request from the variable investment options to the unloaned portion of the guaranteed interest option if the transfer would result in the unloaned portion of the guaranteed interest option exceeding a specified percentage of the total unloaned policy account value. Finally, we may limit you from allocating more than a specified percentage of any additional loan repayment to the guaranteed interest option after you have repaid any loaned amounts that were taken from the guaranteed interest option. The specified percentage limitation on allocations of premium payments, additional loan repayments, and requested transfers to the guaranteed interest option can be changed at any time, but it will never be less than 5%.

If you elect the paid up death benefit guarantee or the extended no lapse guarantee rider, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. The policy guaranteed interest option limitation will not apply while the paid up death benefit guarantee or the extended no lapse guarantee rider remains in effect. The limitation amounts applicable under the paid up death benefit guarantee and the extended no lapse guarantee rider may permit you to allocate different amounts into the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" and "extended no lapse guarantee rider" under "More information about policy features and benefits" and "Appendix II: Policy variations" later in this prospectus.


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WE WILL PAY AT LEAST 2% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
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ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Legacy(R) II policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $100,000 is the minimum amount of coverage you can request.

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IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.) THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B.
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YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

                                   -- or --

..   Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter unless the paid up death benefit guarantee is terminated. If you have elected the extended no lapse guarantee, you must have always had Option A since the policy issue date.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

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IF THE ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE
AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
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----------------------------------------------
AGE:*  40 AND UNDER  45   50   55   60    65
----------------------------------------------
 %:       250%      215% 185% 150% 130%  120%
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AGE:    70   75-90   91   92   93  94 AND OVER
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 %:    115%  105%   104% 103% 102%   101%
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*  For the then-current policy year.

For example, if the guideline premium test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 120%, then the death benefit under Option A is the alternative death benefit of $102,000 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix IV: Calculating the alternate death benefit" later in this prospectus.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

For example, if the cash value accumulation test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 185.7%, then the death benefit under Option A is the alternative death benefit of $157,845 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix IV : Calculating the alternate death benefit" later in this prospectus.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is generally determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus accrued interest. See "Your option to receive a terminal illness living benefit" later in this prospectus. Under the Long Term Care Services/SM/ Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit, unless benefits are being paid under the optional Nonforfeiture Benefit. Please see "Long Term Care Services/SM/ Rider" later in this prospectus.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

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YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION FROM OPTION B ANY TIME AFTER THE FIRST YEAR OF THE POLICY AND BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 121ST BIRTHDAY; HOWEVER, CHANGES TO OPTION B ARE NOT PERMITTED BEYOND THE POLICY YEAR IN WHICH THE INSURED PERSON REACHES THE MAXIMUM AGE FOR CHANGES TO OPTION B SHOWN IN THEIR POLICY.
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CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is NOT higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option A to Option B, we automatically reduce your policy's face amount by an amount equal to your policy's account value at the time of the change. If you change from Option B to Option A, we automatically increase your policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will set the new base policy face amount so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches the maximum age for changes to Option B shown in their policy, (b) if the paid up death benefit guarantee is in effect, or (c) your policy is on loan extension.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not request a change of the death benefit option from Option A to Option B under the policy while the Long-Term Care Services/SM/ Rider is in effect. You may request a change from Option B to Option A. Please see Appendix IV later in this prospectus for rider variations. Please also refer to "Tax Information" later in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the first year of your policy but before the policy year in which the insured person reaches age 121. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges under any optional disability waiver rider that is part of the policy;
(ii) the paid up death benefit guarantee is in effect; or (iii) your policy is on loan extension. Also, we will not approve a face amount increase if (i) the insured person has reached the maximum age for a face amount increase shown in their policy (or age 71 if the extended no lapse guarantee rider is in effect); or (ii) while the Long Term Care Services/SM/ Rider is in effect, unless coverage has been continued under the optional Nonforfeiture Benefit. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider.

Certain policy changes, including increases and decreases in your insurance coverage may also affect the guarantee premiums under the policy and any applicable monthly charge for the extended no lapse guarantee rider.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge, administrative charge, and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional 15-year surrender charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, the increase will be declined. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of the policy death benefit accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services Rider/SM/" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 121st birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider before coverage is continued under the optional Nonforfeiture Benefit. See "Making withdrawals from your policy" later in this prospectus for more information .

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the previous chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay."

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

HOW THE INCENTIVE LIFE LEGACY(R) II VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

Incentive Life Legacy(R) II is primarily intended for individuals, businesses and trusts. However, we do not place limitations on its use. Please see "Tax Information" later in this prospectus for more information. Incentive Life Legacy(R) II is generally available for issue ages 0-85.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

3. Who is MONY Life Insurance Company of America?

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We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $552.3 billion in assets as of December 31, 2013. MONY America is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico, and the U.S. Virgin Islands. Our main administrative office is located at 525 Washington Boulevard, Jersey City, NJ 07310.

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
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 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  MONY America -- National Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
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 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  MONY America -- National Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
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 BY TOLL-FREE PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day - 7 days a week through our Interactive Telephone, AXA Equitable's Interactive Voice Response system.

AXA Equitable's Interactive Voice Response system provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510.
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 BY E-MAIL:


  life-service@axa.us.com


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 BY FAX:


  1-855-268-6378


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 BY INTERNET:


You may register for online account access at www.axa.com or us.axa.com for those outside the U.S. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.


REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail); and

(4)designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail);

(c)changes in allocation percentages for premiums and deductions; and

(d)electing the paid up death benefit guarantee.


You can also change your allocation percentages and/or change your address
(1) by toll-free phone and assisted service, (2) over the Inter-net, through axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. You can transfer among investment options using (2) and
(3), as described in the previous sentence, only. For more information about transaction requests you can make by phone or over the Inter-net, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.


Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


ABOUT OUR MONY AMERICA VARIABLE ACCOUNT K

Each variable investment option is a part (or "subaccount") of our MONY America Variable Account K. We established MONY America Variable Account K under Arizona Insurance Law in 2013. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

legal owner of all of the assets in MONY America Variable Account K and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from MONY America Variable Account K that represent our investments in MONY America Variable Account K or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against MONY America Variable Account K reflect its own investment experience and not the investment experience of MONY America's other assets.

MONY America Variable Account K is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise MONY America or MONY America Variable Account K. Although MONY America Variable Account K is registered, the SEC does not monitor the activity of MONY America Variable Account K on a daily basis. MONY America is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of MONY America Variable Account K available under Incentive Life Legacy(R) II invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. MONY America Variable Account K immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.


The Trusts sell their shares to MONY America variable accounts in connection with MONY America's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with MONY America. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable, an affiliate of MONY America. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES


VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our MONY America Variable Account K (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.


Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.


VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in MONY America Variable Account K in the same proportion as the instructions we receive from holders of Incentive Life Legacy(R) II and other policies that MONY America Variable Account K supports.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios ("the AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios and the AXA Fund of Fund Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy are identified below in the chart by a "(check mark)" under the column entitled "AXA Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "AXA Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


PORTFOLIOS OF THE TRUSTS


----------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST CLASS B                                                                                     AXA
 SHARES PORTFOLIO                                                   INVESTMENT MANAGER (OR         VOLATILITY
 NAME/(*)/           OBJECTIVE                                      SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through a   .   AXA Equitable Funds
  MULTI-SECTOR       combination of current income and capital          Management Group, LLC
  BOND/(1)/          appreciation.
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of capital.  .   AXA Equitable Funds
  CAP GROWTH/(2)/                                                       Management Group, LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of capital.  .   AXA Equitable Funds
  CAP VALUE/(3)/                                                        Management Group, LLC
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital   .   AXA Equitable Funds        (check mark)
  INTERNATIONAL      with an emphasis on risk-adjusted returns and      Management Group, LLC
  EQUITY/(+)/        managing volatility in the Portfolio.          .   BlackRock Investment
                                                                        Management, LLC
                                                                    .   EARNEST Partners, LLC
                                                                    .   J.P. Morgan Investment
                                                                        Management Inc.
                                                                    .   Marsico Capital
                                                                        Management, LLC
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of capital   .   AllianceBernstein L.P.     (check mark)
  CAP CORE           with an emphasis on risk-adjusted returns and  .   AXA Equitable Funds
  EQUITY/(++)/       managing volatility in the Portfolio.              Management Group, LLC
                                                                    .   Janus Capital Management,
                                                                        LLC
                                                                    .   Thornburg Investment
                                                                        Management, Inc.
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of capital   .   AllianceBernstein L.P.     (check mark)
  CAP VALUE/(+)/     with an emphasis on risk-adjusted returns and  .   AXA Equitable Funds
                     managing volatility in the Portfolio.              Management Group, LLC
                                                                    .   Institutional Capital LLC
                                                                    .   MFS Investment Management
----------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                                                       AXA
 SHARES PORTFOLIO                                                      INVESTMENT MANAGER (OR         VOLATILITY
 NAME/(*)/           OBJECTIVE                                         SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and current  .   AXA Equitable Funds
  MODERATE GROWTH -  income, with a greater emphasis on current            Management Group, LLC
  ALT 15             income.
-------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation and current  .   AXA Equitable Funds
  ALT 20             income.                                               Management Group, LLC
-------------------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and current  .   AXA Equitable Funds
  AGGRESSIVE - ALT   income, with a greater emphasis on capital            Management Group, LLC
  25                 appreciation.
-------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED      Seeks to achieve long-term growth of capital      .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/(4)/    with an emphasis on risk-adjusted returns and     .   AXA Equitable Funds
                     managing volatility in the Portfolio.                 Management Group, LLC
                                                                       .   BlackRock Investment
                                                                           Management, LLC
-------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED      Seeks to achieve long-term growth of capital      .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/(5)/    with an emphasis on risk-adjusted returns and     .   AXA Equitable Funds
                     managing volatility in the Portfolio.                 Management Group, LLC
                                                                       .   BlackRock Investment
                                                                           Management, LLC
-------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED     Seeks to achieve long-term growth of capital      .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/(6)/    with an emphasis on risk-adjusted returns and     .   AXA Equitable Funds
                     managing volatility in the Portfolio.                 Management Group, LLC
                                                                       .   BlackRock Investment
                                                                           Management, LLC
-------------------------------------------------------------------------------------------------------------------
AXA BALANCED         Seeks long-term capital appreciation and current  .   AXA Equitable Funds        (check mark)
  STRATEGY           income.                                               Management Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks current income and growth of capital, with  .   AXA Equitable Funds        (check mark)
  GROWTH STRATEGY    a greater emphasis on current income.                 Management Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks a high level of current income.             .   AXA Equitable Funds        (check mark)
  STRATEGY                                                                 Management Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY    Seeks to achieve long-term capital appreciation   .   AXA Equitable Funds        (check mark)
  MANAGED            with an emphasis on risk-adjusted returns and         Management Group, LLC
  VOLATILITY/(7)/    managing volatility in the Portfolio.             .   BlackRock Investment
                                                                           Management, LLC
                                                                       .   Morgan Stanley Investment
                                                                           Management Inc.
                                                                       .   OppenheimerFunds, Inc.
-------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY  Seeks long-term capital appreciation and current  .   AXA Equitable Funds        (check mark)
                     income, with a greater emphasis on capital            Management Group, LLC
                     appreciation.
-------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of capital      .   AXA Equitable Funds        (check mark)
  CORE MANAGED       with an emphasis on risk-adjusted returns and         Management Group, LLC
  VOLATILITY/(8)/    managing volatility in the Portfolio.             .   BlackRock Investment
                                                                           Management, LLC
                                                                       .   EARNEST Partners, LLC
                                                                       .   Massachusetts Financial
                                                                           Services Company d/b/a
                                                                           MFS Investment Management
                                                                       .   Hirayama Investments, LLC
                                                                       .   WHV Investment Management
-------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                                                          AXA
 SHARES PORTFOLIO                                                         INVESTMENT MANAGER (OR         VOLATILITY
 NAME/(*)/             OBJECTIVE                                          SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Seeks to achieve long-term growth of capital       .   AllianceBernstein L.P.     (check mark)
  MANAGED              with an emphasis on risk-adjusted returns and      .   AXA Equitable Funds
  VOLATILITY/(9)/      managing volatility in the Portfolio.                  Management Group, LLC
                                                                          .   BlackRock Investment
                                                                              Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Seeks to provide current income and long-term      .   AXA Equitable Funds        (check mark)
  VALUE MANAGED        growth of income, accompanied by growth of             Management Group, LLC
  VOLATILITY/(10)/     capital with an emphasis on risk-adjusted          .   BlackRock Investment
                       returns and managing volatility in the Portfolio.      Management, LLC
                                                                          .   Northern Cross, LLC
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE     Seeks to achieve long-term growth of capital       .   AXA Equitable Funds
  MANAGED              with an emphasis on risk-adjusted returns and          Management Group, LLC      (check mark)
  VOLATILITY/(11)/     managing volatility in the Portfolio.              .   BlackRock Investment
                                                                              Management, LLC
                                                                          .   Capital Guardian Trust
                                                                              Company
                                                                          .   Institutional Capital LLC
                                                                          .   Thornburg Investment
                                                                              Management, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP          Seeks to provide long-term capital growth with     .   AXA Equitable Funds        (check mark)
  GROWTH MANAGED       an emphasis on risk-adjusted returns and               Management Group, LLC
  VOLATILITY/(12)/     managing volatility in the Portfolio.              .   BlackRock Investment
                                                                              Management, LLC
                                                                          .   Marsico Capital
                                                                              Management, LLC
                                                                          .   T. Rowe Price Associates,
                                                                              Inc.
                                                                          .   Wells Capital Management,
                                                                              Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE    Seeks to achieve long-term growth of capital       .   AllianceBernstein L.P.     (check mark)
  MANAGED              with an emphasis on risk-adjusted returns and      .   AXA Equitable Funds
  VOLATILITY/(13)/     managing volatility in the Portfolio.                  Management Group, LLC
                                                                          .   BlackRock Investment
                                                                              Management, LLC
                                                                          .   Massachusetts Financial
                                                                              Services Company d/b/a
                                                                              MFS Investment Management
----------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE      Seeks to achieve long-term capital appreciation    .   AXA Equitable Funds        (check mark)
  MANAGED              with an emphasis on risk-adjusted returns and          Management Group, LLC
  VOLATILITY/(14)/     managing volatility in the Portfolio.              .   BlackRock Investment
                                                                              Management, LLC
                                                                          .   Diamond Hill Capital
                                                                              Management, Inc.
                                                                          .   Wellington Management
                                                                              Company, LLP
----------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH    Seeks long-term capital appreciation and current   .   AXA Equitable Funds        (check mark)
  STRATEGY             income, with a greater emphasis on current             Management Group, LLC
                       income.
----------------------------------------------------------------------------------------------------------------------
                       Seeks to achieve long-term growth of capital.      .   AllianceBernstein L.P.
  EQ/ALLIANCEBERNSTEIN
  SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                                                         AXA
 SHARES PORTFOLIO                                                        INVESTMENT MANAGER (OR         VOLATILITY
 NAME/(*)/           OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC   Seeks to achieve capital appreciation and           .   BlackRock Investment
  VALUE EQUITY       secondarily, income.                                    Management, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS   Seeks a combination of growth and income to         .   Boston Advisors, LLC
  EQUITY INCOME      achieve an above-average and consistent total
                     return.
---------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY  Seeks to achieve long-term capital appreciation.    .   Calvert Investment
  RESPONSIBLE                                                                Management Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  Seeks to achieve long-term growth of capital.       .   Capital Guardian Trust
  RESEARCH                                                                   Company
---------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before expenses     .   AllianceBernstein L.P.
  INDEX              that approximates the total return performance
                     of the Russell 3000 Index, including
                     reinvestment of dividends, at a risk level
                     consistent with that of the Russell 3000 Index.
---------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before expenses     .   AXA Equitable Funds
                     that approximates the total return performance of       Management Group, LLC
                     the Barclays Intermediate U.S. Government/Credit    .   SSgA Funds Management,
                     Index, including reinvestment of dividends, at a        Inc.
                     risk level consistent with that of the Barclays
                     Intermediate U.S. Government/Credit Index.
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before expenses     .   AllianceBernstein L.P.
                     that approximates the total return performance
                     of the S&P 500 Index, including reinvestment of
                     dividends, at a risk level consistent with that of
                     the S&P 500 Index.
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH     Seeks to achieve long-term growth of capital        .   AXA Equitable Funds        (check mark)
  PLUS/(+)/          with an emphasis on risk-adjusted returns and           Management Group, LLC
                     managing volatility in the Portfolio.               .   BlackRock Capital
                                                                             Management, Inc.
                                                                         .   BlackRock Investment
                                                                             Management, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS     Seeks to achieve capital appreciation.              .   GAMCO Asset Management,
  AND ACQUISITIONS                                                           Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL       Seeks to maximize capital appreciation.             .   GAMCO Asset Management,
  COMPANY VALUE                                                              Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and current         .   AXA Equitable Funds
                     income.                                                 Management Group, LLC
                                                                         .   BlackRock Investment
                                                                             Management, LLC
                                                                         .   First International
                                                                             Advisors, LLC
                                                                         .   Wells Capital Management,
                                                                             Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before expenses     .   AXA Equitable Funds
  GOVERNMENT BOND    that approximates the total return performance of       Management Group, LLC
                     the Barclays Intermediate U.S. Government Bond      .   SSgA Funds Management,
                     Index, including reinvestment of dividends, at a        Inc.
                     risk level consistent with that of the Barclays
                     Intermediate U.S. Government Bond Index.
---------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                                                             AXA
 SHARES PORTFOLIO                                                            INVESTMENT MANAGER (OR         VOLATILITY
 NAME/(*)/           OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before expenses)       .   AllianceBernstein L.P.
  EQUITY INDEX       that approximates the total return performance of
                     a composite index comprised of 40% DJ EURO
                     STOXX 50 Index, 25% FTSE 100 Index, 25%
                     TOPIX Index, and 10% S&P/ASX 200 Index,
                     including reinvestment of dividends, at a risk level
                     consistent with that of the composite index.
-----------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK  Seeks to achieve capital growth and income.             .   Invesco Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital appreciation.        .   J.P. Morgan Investment
  OPPORTUNITIES                                                                  Management Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before expenses         .   AllianceBernstein L.P.
  INDEX              that approximates the total return performance of
                     the Russell 1000 Growth Index, including
                     reinvestment of dividends at a risk level consistent
                     with that of the Russell 1000 Growth Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before expenses         .   SSgA Funds Management,
  INDEX              that approximates the total return performance of           Inc.
                     the Russell 1000 Value Index, including
                     reinvestment of dividends, at a risk level consistent
                     with that of the Russell 1000 Value Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT       Seeks to achieve capital appreciation and growth        .   Lord, Abbett & Co. LLC
  LARGE CAP          of income with reasonable risk.
  CORE/(++)/
-----------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.                  .   Massachusetts Financial
  INTERNATIONAL                                                                  Services Company d/b/a
  GROWTH                                                                         MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before expenses that    .   SSgA Funds Management,
                     approximates the total return performance of the            Inc.
                     S&P Mid Cap 400 Index, including reinvestment of
                     dividends, at a risk level consistent with that of the
                     S&P Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET      Seeks to obtain a high level of current income,         .   The Dreyfus Corporation
                     preserve its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------
EQ/MONTAG &          Seeks to achieve capital appreciation.                  .   Montag & Caldwell, LLC
  CALDWELL GROWTH
-----------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY    Seeks to achieve capital growth.                        .   Morgan Stanley Investment
  MID CAP GROWTH                                                                 Management Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of                 .   Pacific Investment
  SHORT BOND         traditional money market products while                     Management Company LLC
                     maintaining an emphasis on preservation of
                     capital and liquidity.
-----------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income consistent         .   AllianceBernstein L.P.
                     with moderate risk to capital.                          .   AXA Equitable Funds
                                                                                 Management Group, LLC
                                                                             .   Pacific Investment
                                                                                 Management Company LLC
-----------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible (before       .   AllianceBernstein L.P.
  INDEX              expenses) the total return of the Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital appreciation         .   T. Rowe Price Associates,
  GROWTH STOCK       and secondarily, income.                                    Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through capital           .   UBS Global Asset
  INCOME             appreciation with income as a secondary                     Management (Americas) Inc.
                     consideration.
-----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                                                           AXA
 SHARES PORTFOLIO                                                          INVESTMENT MANAGER (OR         VOLATILITY
 NAME/(*)/           OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO       Seeks to achieve long-term capital growth.            .   Wells Capital Management,
  OMEGA GROWTH                                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital./(+++)/  .   AXA Equitable Funds
  AGGRESSIVE                                                                   Management Group, LLC
  EQUITY/(++)/                                                             .   AllianceBernstein L.P.
                                                                           .   ClearBridge Investments,
                                                                               LLC
                                                                           .   Marsico Capital
                                                                               Management, LLC
                                                                           .   Scotia Institutional
                                                                               Asset Management US, Ltd.
                                                                           .   T. Rowe Price Associates,
                                                                               Inc.
                                                                           .   Westfield Capital
                                                                               Management Company, L.P.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current            .   AXA Equitable Funds
  BOND/(++)/         income and capital appreciation, consistent with          Management Group, LLC
                     a prudent level of risk.                              .   BlackRock Financial
                                                                               Management, Inc.
                                                                           .   Pacific Investment
                                                                               Management Company LLC
                                                                           .   SSgA Funds Management,
                                                                               Inc.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital./(+++)/  .   AXA Equitable Funds
  CAP GROWTH/(++)/                                                             Management Group, LLC
                                                                           .   AllianceBernstein L.P.
                                                                           .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Franklin Advisers, Inc.
                                                                           .   Wellington Management
                                                                               Company, LLP
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital./(+++)/  .   AXA Equitable Funds
  CAP VALUE/(++)/                                                              Management Group, LLC
                                                                           .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Diamond Hill Capital
                                                                               Management, Inc.
                                                                           .   Knightsbridge Asset
                                                                               Management, LLC
                                                                           .   Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital.         .   AXA Equitable Funds
  TECHNOLOGY/(++)/                                                             Management Group, LLC
                                                                           .   Allianz Global Investors
                                                                               U.S. LLC
                                                                           .   SSgA Funds Management,
                                                                               Inc.
                                                                           .   Wellington Management
                                                                               Company, LLP
---------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                    INVESTMENT MANAGER
 FUNDS) - SERIES II                                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                APPLICABLE)
------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                    .   Invesco Asset Management
                                                                                  Limited
------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.

------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -
 CLASS II                                                                     INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP   The fund seeks long-term capital growth. Income is a    .   American Century
  MID CAP VALUE FUND  secondary objective.                                        Investment Management,
                                                                                  Inc.
------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME -                                                             INVESTMENT MANAGER (OR
 CLASS 4 SHARES       OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide you with  .   Capital Research and
  CAPITALIZATION      long-term growth of capital.                                Management Company
  FUND/SM/
------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital    .   Capital Research and
                      appreciation.                                               Management Company
------------------------------------------------------------------------------------------------------------

 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)

----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE
 INSURANCE PRODUCTS
 TRUST - CLASS 2                                                                  INVESTMENT MANAGER (OR
 PORTFOLIO NAME/(*)/  OBJECTIVE                                                   SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL       The Fund's principal investment goal is capital             .   Franklin Mutual Advisers,
  SHARES VIP          appreciation. Its secondary goal is income.                     LLC
  FUND/(15)/
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING       Seeks long-term capital appreciation, with preservation of  .   Franklin Advisory
  DIVIDENDS VIP       capital as an important consideration.                          Services, LLC
  FUND/(16)/
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP    Seeks long-term total return.                               .   Franklin Advisory
  VALUE VIP                                                                           Services, LLC
  FUND/(17)/
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC    The Fund's principal investment goal is to seek a high      .   Franklin Advisers, Inc.
  INCOME VIP          level of current income. Its secondary goal is capital
  FUND/(18)/          appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON             Seeks long-term capital appreciation.                       .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP
  FUND/(19)/
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL      Seeks high current income, consistent with preservation     .   Franklin Advisers, Inc.
  BOND VIP            of capital. Capital appreciation is a secondary
  FUND/(20)/          consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH      Seeks long-term capital growth.                             .   Templeton Global Advisors
  VIP FUND/(21)/                                                                      Limited

------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -                                          INVESTMENT MANAGER
 SERVICE SHARES                                             (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.
------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE                                                                     INVESTMENT MANAGER
 PORTFOLIOS                                                                    (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                 APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                   Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME             high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide growth of capital.                     .   Waddell & Reed Investment
  SCIENCE AND                                                                      Management Company
  TECHNOLOGY                                                                       (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)

------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC.                                               INVESTMENT MANAGER
 - SERVICE SHARES                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO

-------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS                                                        INVESTMENT MANAGER
 - SERVICE CLASS                                                         (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                           APPLICABLE)
-------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                           Services Company
  VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  GROWTH STOCK       appreciation.                                           Services Company
  SERIES
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES       appreciation.                                           Services Company

-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST                                                                   INVESTMENT MANAGER
 - ADVISOR CLASS                                                                   (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME          OBJECTIVE                                                 APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC
-----------------------------------------------------------------------------------------------------------------

 T. ROWE PRICE                                                                    INVESTMENT MANAGER
 EQUITY SERIES,                                                                   (OR SUB-ADVISER(S), AS
 INC. PORTFOLIO NAME  OBJECTIVE                                                   APPLICABLE)
----------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income as well as long-term  .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.         Inc.
  PORTFOLIO - II


--------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST
 - S CLASS                                                                      INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL   Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND   primarily in hard asset securities. Income is a secondary      Corporation
                     consideration.
--------------------------------------------------------------------------------------------------------------



(*)This information reflects the variable investment option's name change effective on or about June 13, 2014, subject to regulatory approval. The chart below reflects the variable investment option's name in effect until on or about June 13, 2014. The number in the ''FN'' column corresponds with the number contained in the table above.



---------------------------------------------------------
FN   VARIABLE INVESTMENT OPTION NAME UNTIL JUNE 13, 2014
---------------------------------------------------------
(1)            Multimanager Multi-Sector Bond
---------------------------------------------------------
(2)            Multimanager Small Cap Growth
---------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------
 FN   VARIABLE INVESTMENT OPTION NAME UNTIL JUNE 13, 2014
----------------------------------------------------------
(3)      Multimanager Small Cap Value
----------------------------------------------------------
(4)      AXA Tactical Manager 400
----------------------------------------------------------
(5)      AXA Tactical Manager 500
----------------------------------------------------------
(6)      AXA Tactical Manager 2000
----------------------------------------------------------
(7)      EQ/Global Multi-Sector Equity
----------------------------------------------------------
(8)      EQ/International Core PLUS
----------------------------------------------------------
(9)      AXA Tactical Manager International
----------------------------------------------------------
(10)     EQ/International Value PLUS
----------------------------------------------------------
(11)     EQ/Large Cap Core PLUS
----------------------------------------------------------
(12)     EQ/Large Cap Growth PLUS
----------------------------------------------------------
(13)     EQ/Large Cap Value PLUS
----------------------------------------------------------
(14)     EQ/Mid Cap Value PLUS
----------------------------------------------------------
(15)     Mutual Shares Securities Fund
----------------------------------------------------------
(16)     Franklin Rising Dividends Securities Fund
----------------------------------------------------------
(17)     Franklin Small Cap Value Securities Fund
----------------------------------------------------------
(18)     Franklin Strategic Income Securities Fund
----------------------------------------------------------
(19)     Templeton Developing Markets Securities Fund
----------------------------------------------------------
(20)     Templeton Global Bond Securities Fund
----------------------------------------------------------
(21)     Templeton Growth Securities Fund
----------------------------------------------------------





(+)This Portfolio will be involved in a planned merger effective on or about
   June 13, 2014 and June 20, 2014, subject to regulatory and shareholder approvals. If approved, on the date of the scheduled merger, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. For more information about these Portfolio mergers, please contact our customer service representative.


                          EFFECTIVE JUNE 13, 2014

-------------------------------------------------------------------------------
 REPLACED OPTIONS                       SURVIVING OPTIONS
-------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core           EQ/Invesco Comstock
-------------------------------------------------------------------------------
Multimanager International Equity       AXA International Core Managed
                                        Volatility++
-------------------------------------------------------------------------------
Multimanager Large Cap Value            AXA Large Cap Value Managed
                                        Volatility++
-------------------------------------------------------------------------------
                          EFFECTIVE JUNE 20, 2014

-------------------------------------------------------------------------------
 REPLACED OPTIONS                       SURVIVING OPTIONS
-------------------------------------------------------------------------------
EQ/Equity Growth PLUS                   AXA Large Cap Growth Managed
                                        Volatility++
-------------------------------------------------------------------------------
Multimanager Large Cap Core Equity      AXA Large Cap Core Managed
                                        Volatility++
-------------------------------------------------------------------------------


   ++ New fund name

(++)This Portfolio will be reorganized as a Portfolio of EQ Advisors Trust
    ("Trust") on or about June 13, 2014, subject to regulatory and shareholder approval.
(+++)On or about April 30, 2014, the investment objective changed from "Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio" to "Seeks to achieve long-term growth of capital." Accordingly, this Portfolio no longer utilizes the AXA volatility management strategy.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510.

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.


Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.


--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations unless the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.


YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate. However, we reserve the right to limit the percentage of your premium that may be allocated to the guaranteed interest option, or to reject certain requests to transfer amounts to the unloaned portion of your guaranteed interest option as described in greater detail throughout this prospectus. We may also limit the percentage of any additional loan repayments that may be allocated to the guaranteed interest option after you have repaid any loaned amounts that were taken from the guaranteed interest option. See "Guaranteed interest option" under "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" earlier in this prospectus for more information on such limitation amounts. In addition, please see "Appendix II: Policy variations" later in this prospectus for more information.


Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------


After your policy's Allocation Date, you can transfer amounts from one investment option to another subject to certain restrictions discussed below. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfer out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.


Certain transfer restrictions apply if the paid up death benefit guarantee or the extended no lapse guarantee rider is in effect. For more information, see "Paid up death benefit guarantee" and "Extended no lapse guarantee rider" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.


RESTRICTIONS ON TRANSFERS INTO THE GUARANTEED INTEREST OPTION. Upon advance notification, MONY America has the right to reject any transfer you request from the variable investment options to the unloaned portion of the guaranteed interest option if the transfer would result in the unloaned portion of the guaranteed interest option exceeding a specified percentage of the total unloaned policy account value. The specified percentage limitation on requested transfers to the guaranteed interest option can be changed at any time, but it will never be less than 5%. Please see "Appendix II: Policy variations" later in this prospectus for more information.

CURRENT UNRESTRICTED TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice.

See the "How to make transfers" section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option(R) ("MSO"), if available under your policy, there must be sufficient funds remaining in the guaranteed interest option to cover the Charge Reserve Amount. Finally, there may be a charge for making this transfer. Please see "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus for more information about charges for this transfer.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.


DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS


INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa.com or us.axa.com (for those outside the U.S.) websites and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.


ONLINE TRANSFERS. You can make transfers by following one of two procedures:

..   if you are both the policy's insured person and its owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

..   whether or not you are both the insured person and owner, by sending us a signed transfer authorization form. Once we have the form on file, we will provide you with online access to make transfers.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service. This service is not available while the extended no lapse guarantee rider is in effect.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. This service is not available while the extended no lapse guarantee rider is in effect.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

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BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services/SM/ Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

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YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
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When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

..   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If either the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first fifteen policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Because we first offered Incentive Life Legacy(R) II policies in 2009, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no lapse guarantee or the extended no lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of a policy loan.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium

                             ACCESSING YOUR MONEY
payments unless the policy has lapsed and the payment is received during the 61-day grace period. See "Policy "lapse" and termination" in "The minimum amount of premiums you must pay" under "Risk/benefit summary: Policy features, benefits and risks" for more information. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services/SM/ Rider, will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).


When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments. However, if the policy guaranteed interest option limitation is in effect, we will limit you from allocating more than a specified percentage of each additional repayment to the guaranteed interest option. Any portion of the additional loan repayment in excess of the limitation amount will be allocated to the variable investment options in proportion to any loan repayment amounts for the variable investment options that you have specified with that loan repayment. Otherwise, the excess will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any loan repayment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any portion of the additional loan repayment in excess of the limitation amount will be refunded to you (except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option). The specified percentage limitation on additional loan repayments allocated to the guaranteed interest option can be changed at any time, but it will never be less than 5%. Please see "Appendix II: Policy variations" later in this prospectus for more information.


If you are to receive monthly benefit payments under the Long Term Care Services/SM/ Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages or the paid up death benefit guarantee allocation percentages for the variable investment options on record.

LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

..   The net policy account value is not sufficient to cover the monthly deductions then due;

..   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or
    (b) the initial base policy face amount;

..   You have selected Death Benefit Option A;

..   You have not received a payment under either the living benefits rider or the Long Term Care Services/SM/ Rider;

..   The policy is not in a grace period; and

..   No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

..   We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

..   Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

..   Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

..   No additional loans or partial withdrawals may be requested.

..   No changes in face amount or death benefit option may be requested.

..   No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

..   All additional benefit riders and endorsements will terminate, including the Long Term Care Services/SM/ Rider.

..   The paid up death benefit guarantee if applicable, may not be elected.

..   The policy will not thereafter lapse for any reason.


..   If the policy is on loan extension, the policy guaranteed interest option limitation will not apply.

                             ACCESSING YOUR MONEY

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)The outstanding loan and accrued loan interest, plus $10,000; or

(c)The base policy face amount on the date of death.


Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension. Please see "Appendix II: Policy variations" later in this prospectus for more information.


MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 121, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care Services/SM /Rider and selected death benefit Option A, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. If you selected death benefit Option B, the current long-term care specified amount will not be reduced. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. We will not deduct a charge for making a partial withdrawal. If the extended no lapse guarantee is in effect, there are limitations on partial withdrawals from the variable investment options and different allocation rules apply. See "Extended No Lapse Guarantee Rider" under "More information about policy features and benefits" later in this prospectus.

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YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
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EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below $100,000, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the policy's no lapse guarantee and the extended no lapse guarantee, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for those guarantees.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed "terminal illness living benefits," and further reduced for any monthly benefit payments made under the Long Term Care Services/SM/ Rider (see "Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus), and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by MONY America or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness , the Long Term Care Services/SM/ Rider for chronic illness benefits, if elected and before continuation of coverage under any Nonforfeiture Benefit, will

                             ACCESSING YOUR MONEY
terminate and no further benefits will be payable under the Long Term Care Services/SM/ Rider. Long Term Care Services/SM/ Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

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YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
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8. Tax information

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This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life Legacy(R) II policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

..   the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

..   increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."

TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER; IMPACT OF CERTAIN POLICY CHANGES AND TRANSACTIONS)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. If you have elected the cash value accumulation test, such changes may also impact the maximum amount of cash surrender value that may be maintained under the policy. In some cases, a change may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. These tax rules may also result in a higher death benefit applying, not withstanding a requested decrease in face amount. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

                                TAX INFORMATION

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.


POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan form will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by MONY America (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.


POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a Death Benefit Option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase .of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.


TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated

                                TAX INFORMATION
death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill under section 101(g) of the Code and can qualify for this income tax exclusion.

If the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer.

LONG-TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long-Term Care Services/SM/ Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. Receipt of these benefits may be taxable and may reduce your investment in the policy. Generally income exclusion for all long-term care type payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

The Long-Term Care Services/SM/ Rider is intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code. Charges for the Long-Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes. Assuming the rider qualifies as intended, charges will reduce your investment in the policy for income tax purposes (but not below zero) but will not be taxable. Please see "Policy variations" and "State policy availability and/or variations of certain features and benefits" Appendices later in this prospectus for more information on previously issued riders and state variations.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long-Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

It is not clear whether the exclusion for accelerated death benefits on account of chronically-ill insureds applies to benefits under a qualified long-term care insurance policy for owners whose insurable interests arise from business-type policies. Please see "Policy variations" and "State policy availability and/or variations of certain features and benefits" Appendices later in this prospectus for more information on previously issued riders and state variations.

UNDER EITHER RIDER, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donne to the provider of medical care.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction.

                                TAX INFORMATION

The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $5 million indexed for inflation ($5.340 million in 2014). A portability rule generally permits a surviving spouse to elect to carryover the unused portion of their deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($14,000 for 2014, indexed for inflation).


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for exam ple, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same $5 million amount discussed above for estate and gift taxes, but without portability.

The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy is being purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

                                TAX INFORMATION

NEW 3.8 % TAX ON NET INVESTMENT INCOME OR "NII". The new 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.


OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS


Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S.-source income. We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income beginning in 2014.

Even though this section in the Prospectus discusses consequences to United States individuals, you should be aware that the Foreign Account Tax Compliance Act (FATCA) which applies beginning in 2014 to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are directed at foreign entities, but presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. For this reason, AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments, beginning in 2014. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, a President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies. As explained later under "Cost of insurance charge," the policy charges and tax qualification are based upon 2001 Commissioner's Standard Ordinary (CSO) tables. New tables may be developed in the future and apply to new policies. Certain safe harbors may be available under federal tax rules to permit certain policy changes without losing the ability to use 2001 CSO based tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO based tables.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable

                                TAX INFORMATION
state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.


You may make transfers among Portfolios of MONY America Variable Account K, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.


The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.


We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of MONY America Variable Account K.

                                TAX INFORMATION

9. More information about policy features and benefits

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GUARANTEE PREMIUM TEST FOR NO LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these guarantees as our "no lapse guarantee" and our optional "extended no lapse guarantee rider" and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this Prospectus. You can also read more about our extended no lapse guarantee rider in "Extended No Lapse Guarantee Rider" later in this section.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date less any partial withdrawals (also known as the actual premium fund value) at least equals the cumulative guarantee premiums due to date for either the no lapse guarantee or extended no lapse guarantee rider and guarantee premiums for any optional benefit riders (also known as the no lapse guarantee premium fund value). If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value and provided that one of the guarantees is still in effect.

GUARANTEE PREMIUMS. The amounts of the monthly guarantee premiums for the no lapse guarantee are set forth in your policy. The amounts of the monthly guarantee premiums for any elected extended no lapse guarantee rider are set forth in your policy if your death benefit option is Option A. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period or the extended no lapse guarantee period beyond its original number of years.

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   the insured's attained age is not more than 120;

..   you have death benefit Option A in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

..   we are not waiving monthly charges under the terms of a disability waiver rider;

..   you have not received any payment under a living benefits rider or under the Long Term Care Services/SM/ Rider;

..   the policy is not in default or in a grace period as of the date of the paid up death benefit guarantee;

..   the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

..   the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

..   the election would not reduce the face amount (see below) below $100,000;

..   no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

..   You agree to re-allocate your fund values to the guaranteed interest option and the AXA Strategic Allocation Series investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate, except for any charitable legacy rider or living benefits rider providing benefits for terminal illness. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

If you elect the paid up death benefit guarantee, the Long-Term Care Services/SM/ Rider will automatically terminate subject to any Nonforfeiture Benefit, if elected.

Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care Services/SM/ Rider before continuation of coverage under any Nonforfeiture Benefit.

Please see Appendix II later in this prospectus for rider variations.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)" under "Tax information."


If the policy guaranteed interest option limitation is in effect at the time you elect the paid up death benefit guarantee, it will no longer apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the paid up death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option. Please see "Appendix II:
Policy variations" later in this prospectus for more information.


RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Strategic Allocation Series investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Strategic Allocation Series investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Strategic Allocation Series investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

..   premium payments

..   partial withdrawals

..   changes to the policy's face amount or death benefit option

..   any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. The guarantee will also terminate if we make payment under the living benefits rider or the Long Term Care Services/SM/ Rider. If the guarantee terminates for any reason, it cannot be restored at a later date.

OTHER BENEFITS YOU CAN ADD BY RIDER

When you purchase this policy, you may be eligible for the following other optional benefits we currently make available by rider:

..   extended no lapse guarantee -- Described below.

..   Long Term Care Services/SM/ Rider -- Described below.

..   disability deduction waiver -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or the termination of disability. Issue ages are 0-59. However coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all MONY America and affiliates' policies in-force and applied for.

..   option to purchase additional insurance -- This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all MONY America and affiliates' policies in-force and applied for.

..   children's term insurance -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all MONY America and affiliates' policies in-force and applied for.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

..   charitable legacy rider-Described below.

We add the following benefits automatically at no charge to each eligible policy:

..   substitution of insured person rider -- (see "You can change your policy's insured person" under "More information about procedures that apply to your policy.")

..   living benefits rider -- (see "Your option to receive a terminal illness living benefit" under "Accessing your money.")

..   paid up death benefit guarantee -- (see "Paid up death benefit guarantee"
    earlier in this section).

..   loan extension endorsement -- (see "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

MONY America or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.


EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider may be elected at issue subject to our underwriting requirements that provides for a longer no lapse guarantee period than the one in your base policy. The chart below details the issue age and extended no lapse guarantee period for the rider. The policy guaranteed interest option will not apply while the extended no lapse guarantee rider remains in effect. The limitation amounts applicable under the extended no lapse guarantee rider may permit you to allocate different amounts into the guaranteed interest option. Please see "Appendix II: Policy variations" later in this prospectus for more information.


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 ISSUE AGE  EXTENDED NO LAPSE GUARANTEE PERIOD
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  0-35      40 years from issue age

  36-45     Period extends until attained age 75

  46-60     30 years from issue age
  61-70     Period extends until attained age 90
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If you elect this rider at issue, the investment options available to you will be restricted to the guaranteed interest option and the AXA Strategic Allocation Series investment options. You must provide proper allocation instructions at the time you apply for this policy in order to have your policy issued with this rider.

This rider, while in force, will prevent your policy from lapsing provided that all of the following conditions apply:

..   The rider has not terminated;

..   The guarantee premium test for no lapse guarantees has been satisfied (see
    "Guarantee premium test for no lapse guarantees" under "More information about policy features and benefits");

..   The death benefit option under the policy has been Option A since it was issued; and

..   Any policy loan and accrued loan interest does not exceed the policy account value.

The monthly cost of this rider varies based on the individual characteristics of the insured and the face amount of the policy. A change to the policy's face amount may affect the cost of this rider. See "Risk/benefit summary: Charges and expenses you will pay" for more information on the charges we deduct for this rider. The rider will terminate upon our receipt of your written request to terminate or on the effective date of a change to death benefit Option B during the extended no lapse guarantee period. This rider cannot be reinstated once terminated.

At issue and while the rider is in effect, we currently limit your investment options under the policy to the AXA Strategic Allocation Series investment options and the guaranteed interest option. We also limit your premium allocations, transfers from the variable investment options to the guaranteed interest option and partial withdrawals from the variable investment options, as described below and loan repayments as described in "Accessing your money" earlier in this prospectus.

.. PREMIUM ALLOCATIONS. You may instruct us to allocate up to 25% of your net premiums to the guaranteed interest option. The net premiums allocated to the guaranteed interest option will be limited to an amount so that the value in the guaranteed interest option does not exceed 25% of your total unloaned policy account value. Any portion of a net premium that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts for the variable investment options that you specified for that particular premium. If you did not specify, we will allocate that portion of the net premium in proportion to the premium allocation instructions for the variable investment options on record.

.. TRANSFERS FROM THE VARIABLE INVESTMENT OPTIONS TO THE GUARANTEED INTEREST OPTION. You may make a transfer from one or more of the variable investment options to the guaranteed interest option as long as the transfer would not cause your value in the guaranteed interest option to exceed 25% of the total unloaned policy account value. Otherwise, we will reject the transfer request. If, at the time of a transfer request, the value of the guaranteed interest option already makes up 25% or more of your total unloaned policy account value, we will reject the transfer.

.. PARTIAL WITHDRAWALS FROM THE VARIABLE INVESTMENT OPTIONS. Partial withdrawals from the variable investment options will be limited to an amount that will not result in your value in the guaranteed interest option exceeding 25% of your total unloaned policy account value. Any portion of the partial withdrawal not taken from the variable investment options will be taken from the guaranteed interest option. If you tell us how much of the partial withdrawal is to come from the values in each of your variable investment options, the total amount taken from the variable investment options will be divided among investment options in proportion to the amounts to be withdrawn from the investment options as you have specified. If you do not tell us, or if we are unable to make the withdrawal in this manner, the amount taken from the variable investment options will be divided among all of your variable investment options in proportion to your values in each.

..   RIDER TERMINATION. The extended no lapse guarantee rider will terminate on the earliest of the following:

   -- the date your policy ends without value at the end of a grace period;

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

   -- the date you surrender your policy;

   -- the expiration date of the extended no lapse guarantee period shown in your policy;

   -- the effective date of a change to death benefit Option B, during the extended no lapse guarantee period;

   -- the effective date of the election of the paid up death benefit guarantee;

   -- the date that a new insured person is substituted for the original insured person;

   -- the effective date of a requested increase in face amount during the extended no lapse guarantee period and after attained age 70 of the insured;

   -- the date the policy goes on loan extension; or

   -- the beginning of the policy month that coincides with or next follows the date we receive your written request to terminate the rider.

This rider cannot be reinstated once it has been terminated.

LONG TERM CARE SERVICES/SM/ RIDER. (PLEASE SEE APPENDICES II AND III LATER IN THIS PROSPECTUS FOR RIDER VARIATIONS.) The rider provides for the acceleration of all or part of the policy death benefit as a payment each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care./(1)/ Benefits accelerated under this rider will be treated as a lien against the policy death benefit unless benefits are being paid under the optional Nonforfeiture Benefit. While this rider is in force and before any continuation of coverage under the optional Nonforfeiture Benefit, if elected, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.

An individual qualifies as "chronically ill" if he has been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services in accordance with a plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by a U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured person is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care. Otherwise, unless earlier terminated due to a change in status of the insured or payout of the maximum total benefit amount, benefit payments will terminate at the end of the twelve month period. We also, at our own expense, may have the insured person examined as often as we may reasonably require during a period of coverage. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate charged for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected and whether you selected the rider with or without the optional Nonforfeiture Benefit. See "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus for more information on the charges we deduct for this rider.

If the net policy value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. While monthly benefits under the Long-Term Care Services/SM/ Rider are being paid, we will waive the monthly charge for the Long-Term Care Services/SM/ Rider.

We will pay up to the maximum total benefit for qualified long-term care services for the insured person for the duration of a period of coverage. During any period of coverage, the maximum total benefit is determined as of the first day of that period of coverage.

For policies with death benefit Option A, the maximum total benefit is equal to the current long-term care specified amount. For policies with death benefit Option A, the initial long term care specified amount is equal to the face amount of the base policy at issue multiplied by the acceleration percentage. You can select an acceleration percentage between 20% and 100%, subject to the minimum initial long-term care specified amount of $100,000.

For policies with death benefit Option B, the maximum total benefit is equal to the current long-term care specified amount, plus the policy account value. For policies with death benefit Option B, the initial long term care specified amount is equal to the face amount of the base policy multiplied by 100%. You do not select an acceleration percentage.

During any Period of coverage (see below), the maximum Total Benefit is determined as of the first day of that Period of coverage.

The initial long-term care specified amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount may reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount multiplied by the acceleration percentage selected, or (b) the long-term care specified amount immediately prior to the face amount decrease. If you selected death benefit Option A, any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the amount of the withdrawal. If you selected death benefit Option B, the current long-term care specified amount will not be reduced.

The maximum monthly benefit is the maximum amount we or an affiliated company will pay in a month for qualified long-term care services for the insured person. Affiliates include AXA Equitable Life Insurance Company, AXA Equitable Life and Annuity Company, MONY Life Insurance Company, and U.S. Financial Life Insurance Company. The maximum monthly benefit payment amount that you can purchase from the issuer and its affiliates is limited to $50,000 per month, per insured person. At issue, the maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage selected. After that, the maximum monthly benefit

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(1)For a more complete description of the terms used in this section and conditions of this rider please consult your rider policy form.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS is equal to the maximum total benefit as of the first day of the first period of coverage, or on the date coverage under the Nonforfeiture Benefit begins, if earlier, multiplied by the benefit percentage selected.

Each month, the monthly benefit payment (a portion of which will be applied to repay any outstanding policy loan) for qualified long-term care services for the insured person is the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act or "HIPAA." (We reserve the right to increase this percentage.) To find out the current per day limit allowed by HIPAA, go to www.irs.gov. We may also include this information in your policy's annual report.

We will pay a proportionate amount of the monthly benefit payment for services rendered for less than a full month.

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage. We deduct the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. We also reduce the cash surrender value, as described below.

.. ELIMINATION PERIOD. The Long-Term Care Services/SM/ Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. If the elimination period is not satisfied within this time period, you must submit a new claim for benefits under this rider. This means that a new elimination period of 90 days must be satisfied within a new 24 month period. The elimination period must be satisfied only once while this rider is in effect.

.. PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long-Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we discover the insured person is no longer receiving Qualified Long-Term Care Services in accordance with the Plan of Care written for that Period of Coverage;

3. the date you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the maximum total benefit (or if your coverage is continued as a Nonforfeiture benefit, the date the maximum total Nonforfeiture benefit has been paid out);

5. the date you surrender the policy (except to the extent of any Nonforfeiture Benefit you may have under the rider);

6. the date we make a payment under the living benefits rider (for terminal illness) if it occurs before coverage is continued as a Nonforfeiture Benefit; or

7. the date of death of the insured person.

During a period of coverage before coverage is continued as a Nonforfeiture
Benefit:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. The policy death benefit will not be less than the maximum total benefit.

3. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment--including any loan repayment. The accumulated benefit lien amount will be deducted from the policy death benefit in determining the insurance benefit we pay.

4. For the purposes of determining the cash surrender value of this policy, the policy face amount and the unloaned policy account value will be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount. Any applicable surrender charge will be reduced on a pro rata basis for the reduction in the policy face amount.

5. If there is an outstanding policy loan (and accrued loan interest) at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the maximum total benefit that we have not accelerated to date.

6. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

7. Transfers of any unloaned policy account value allocated to the guaranteed interest option or to the variable investment options are permitted. We do, however, reserve the right to restrict the variable investment options available to you during a period of coverage. If we exercise this right, we will notify you of such restrictions in advance.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

After a period of coverage ends before coverage is continued as a Nonforfeiture
Benefit:

1. The base policy face amount and the unloaned policy account value will each be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

2. Any applicable surrender charges will be reduced on a pro rata basis for the reduction in the policy face amount.

3. The long-term care specified amount will be reduced by a percentage equal to the accumulated benefit lien amount, divided by the maximum total benefit. If after this calculation, the long-term care specified amount would be greater than the base policy face amount, the long-term care specified amount will be further reduced to the base policy face amount.

4. For any subsequent period of coverage, the maximum monthly benefit will be equal to the maximum monthly benefit during the initial period of coverage.

5. The premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the base policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7. The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire maximum total benefit has been paid out, the period of coverage will end, policy values will be adjusted as described above, and this rider will terminate. If the net policy account value is insufficient to cover the monthly deductions, the policy will terminate subject to the grace period provision.

.. RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except, where applicable, as may be provided under the "Extension of Benefits" and the "Nonforfeiture Benefit" provisions of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2. upon termination or surrender of the policy;

3. the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the maximum total benefit amount;

5. the effective date of the election of the paid up death benefit guarantee;

6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date) if it occurs before coverage is continued as a Nonforfeiture Benefit;

7. the date the policy goes on loan extension if it occurs before coverage is continued as a Nonforfeiture Benefit; or

8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider if it occurs before coverage is continued as a Nonforfeiture Benefit.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

.. EXTENSION OF BENEFITS. If your policy lapses, terminating this rider, while the insured person is confined in a long-term care facility but before any rider benefits have been paid for a current period of coverage, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement continues without interruption after rider termination. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement (in this case, the maximum total benefit will be reduced by rider benefits that have been paid out); (b) the date the maximum total benefit has been paid; or
(c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

NONFORFEITURE BENEFIT

For a higher monthly charge, you can elect the Long-Term Care Services/SM/ Rider with the Nonforfeiture Benefit. The Nonforfeiture Benefit may continue coverage under the rider in a reduced benefit amount in situations where
(a) the Long-Term Care Services/SM/ Rider would otherwise terminate; (b) you have not already received benefits (including any loan repayments) that equal or exceed the total charges deducted for the rider; and (c) your policy and Long-Term Care Services/SM/ Rider were inforce for at least three policy years.

While the Nonforfeiture Benefit is in effect, all of the provisions of the Long-Term Care Services/SM/ Rider remain applicable to you. The maximum total Nonforfeiture Benefit will be the greater of:

(a)One month's maximum monthly benefit and

(b)The sum of all charges deducted for the Long-Term Care Services/SM/ Rider (with the Nonforfeiture Benefit). This amount excludes any charges that may have previously been waived while rider benefits were being paid.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

The maximum total Nonforfeiture Benefit will be reduced (but not below zero) by all monthly benefit payments paid under the rider, including any loan repayments and any payments made under the "Extension of Benefits" and "Nonforfeiture Benefit" provisions. Also, the maximum total Nonforfeiture Benefit will not exceed the maximum total benefit under the rider as of the date coverage under the Nonforfeiture Benefit begins.

Coverage under the Nonforfeiture Benefit begins on the date the Long-Term Care Services/SM/ Rider would otherwise terminate for one of the following reasons (unless benefits are being continued under the "Extension of Benefits" provision of the rider):

(1)We receive your written request to terminate the Long-Term Care Services/SM/ Rider;

(2)You surrender your policy;

(3)Your policy terminates without value at the end of a grace period; or

(4)You elect a Paid Up death benefit guarantee.

If benefits are being continued under the "Extension of Benefits" provision of the rider and the maximum total benefit has not been paid out, coverage under the Nonforfeiture Benefit begins on the date the insured is discharged from a long-term care facility.

Once in effect, the Nonforfeiture benefit will continue long-term care coverage under a paid-up status until the earliest of (a) the death of the insured, and
(b) the date the maximum total Nonforfeiture Benefit has been paid out and reduced to zero during a period of coverage. If coverage is continued under the Nonforfeiture Benefit, you will receive additional information regarding the benefit, including the maximum total Nonforfeiture Benefit amount.

For tax information concerning the Long-Term Care Services/SM/ Rider, see "Tax information" earlier in this prospectus.

CHARITABLE LEGACY RIDER. An optional rider may be elected at issue that provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner at no additional cost. This rider is only available at issue and an accredited charitable beneficiary must be named at that time. The rider is available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (i.e. for face amounts of $10 million and above).

If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured's death, provided the face amount is at least $1 million. If the face amount has been decreased below $1 million at the time of death, then no benefit is payable.

The designated beneficiary of this rider must be an accredited 501(c) organization under IRS Code 170. See www.IRS.gov for valid organizations.

..   RIDER TERMINATION. The charitable legacy rider will terminate and no further benefits will be paid on the earliest of the following:

   -- the termination of the policy;

   -- the surrender of the policy;

   -- the date we receive the policy owner's written request to terminate the rider;

   -- the date of the insured's death; or

   -- the date the policy is placed on loan extension.

If the base policy lapses and is subsequently restored, the rider will be reinstated. The rider will not be terminated if the policy owner executes the substitution of insured person rider or elects the paid up death benefit guarantee.

VARIATIONS AMONG INCENTIVE LIFE LEGACY(R) II POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

MONY America also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Legacy(R) II where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Legacy(R) II. We will make such variations only in accordance with uniform rules that we establish.

MONY America or your financial professional can advise you about any variations that may apply to your policy or see Appendices II and III later in this prospectus for more information.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your base policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "MONY Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. MONY America will retain the funds until a draft is presented for payment. Interest on the MONY America Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The MONY Access Account is part of MONY America's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The MONY Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS send the MONY Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the earlier of the date you sign your request to cancel form or the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. In other states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

10. More information about certain policy charges

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DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 8% from each premium payment you send us. We currently deduct 8% from each premium payment up to six "target premiums" and 3% from each premium payment thereafter. A similar charge applies to premiums attributed to requested face amount increases. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. We may increase or decrease the amount we deduct in the future, but the amount we deduct will never exceed 8%. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

In addition, if the extended no lapse guarantee is in effect, we deduct 1% from each premium payment during the extended no lapse guarantee period. This additional charge is designed, in part, to compensate us for the additional insurance risk we take on in providing this rider and the administrative costs involved with maintaining it.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the fifteenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $10.38 and $47.92 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy's specific characteristics.

We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. These charges will apply for fifteen years from the effective date of such increase. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

.. ADDING A LIVING BENEFITS RIDER. you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between
(a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 121). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. In addition, our current (non-guaranteed) cost of insurance rates are zero for policy years in which the insured person is attained age 100 or older. However, we have the ability to raise our cost of insurance rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) II policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) II policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Table. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued), as well as the base policy face amount.

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $250,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% during the first fifteen policy years, with no charge in policy year 16 and thereafter, for mortality and expense risks. We reserve the right to increase or decrease these charges in the future, although they will never exceed 0.85%. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. Currently, in all subsequent policy years we deduct $15 at the beginning of each policy month, but not beyond the policy anniversary when the insured person is attained age
100. We reserve the right to increase or decrease this amount in the future, although it will never exceed $15 and will never be deducted beyond the policy anniversary when the insured person is attained age 121. In addition we deduct between $0.03 and $0.35 per $1,000 of your initial base policy face amount and any face amount increase above the previous highest face amount at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase. We reserve the right to continue this charge beyond the ten year period previously described, but it will never be deducted beyond the policy anniversary when the insured person is attained age 121. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. In no event will the loan interest spread exceed 1%. We deduct the loan interest spread on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elect the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you choose this rider, we deduct $0.50 per $1,000 of children's term insurance from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you choose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you choose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

.. EXTENDED NO LAPSE GUARANTEE. If you choose this rider we deduct between $0.01 and $0.05 per $1,000 of the initial base policy face amount, and per $1,000 of any requested increase in the base policy face amount, from your policy account value each month while the rider is in effect. The rate per $1,000 that is charged depends upon the individual characteristics of the insured and the face amount of the policy.

We also deduct a monthly charge at an annual rate of 0.15% of the value in your policy's variable investment options each month while the rider is in effect.

See "Premium charge" under "Deducting policy charges" earlier in this Section for more information.

.. LONG-TERM CARE SERVICES/SM/ RIDER. If you choose this rider without the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.22 and $2.67 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month. If you choose this rider with the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.25 and $2.94 per $1,000 of the amount for which we are at risk under the rider. We will deduct this charge until the insured reaches age 121 while the rider is in effect, but not when rider benefits are being paid. The amount at risk under the rider depends on the death benefit option selected under the policy. For policies with death benefit Option A, the amount at risk for the rider is the lesser of (a) the current policy face amount, minus the policy account value (but not less than zero); and (b) the current long-term care specified amount. For policies with death benefit Option B, the amount at risk for the rider is the current long-term care specified amount. The current monthly charges for this rider may be lower than the maximum monthly charges.

If you continue coverage under the Nonforfeiture Benefit, the charge for the rider will no longer apply.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

11. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

..   premium payments received after the policy's Investment Start Date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

..   request to cancel your policy

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   changes of insured person

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

..   If you submit the full minimum initial premium to your financial professional at the time you sign the application, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

..   If we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the Register Date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office: and
(2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "MONY Life Insurance Company of America."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to MONY Life Insurance Company of America, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than MONY Life Insurance Company of America and endorsed over to MONY Life Insurance Company of America only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no lapse guarantee and Long Term Care Services/SM/ Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Finally, in order for your surrender request to be complete, you must return your policy to us.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Legacy(R) II in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Legacy(R) II policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Legacy(R) policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. The Company is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by the Company's general account and are subject to the Company's claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Commissioner of Insurance in the state of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

                     MORE INFORMATION ABOUT OTHER MATTERS

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that MONY America has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."


Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through axa.com or us.axa.com for those outside the U.S., if you are the individual owner:


..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policy owners)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.


If you wish to enroll through axa.com or us.axa.com for those outside the U.S., or use ACH payments via AXA Equitable's Interactive Voice Response system, you must first agree to the terms and conditions set forth in our axa.com or us.axa.com for those outside the U.S., Online Services Agreement or our AXA Equitable's Interactive Voice Response system Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Voice Response system from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Voice Response system if we have reason to believe the instructions given are unauthorized.


If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During

                     MORE INFORMATION ABOUT OTHER MATTERS
times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 2% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or
(c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE


In addition to any of the other changes described in this prospectus, we have the right to modify how we or MONY America Variable Account K operate. For example, we have the right to:


..   combine two or more variable investment options or withdraw assets relating to Incentive Life Legacy(R) II from one investment option and put them into another;


..   end the registration of, or re-register, MONY America Variable Account K under the Investment Company Act of 1940;

..   operate MONY America Variable Account K under the direction of a
    "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policyown-ers (or other persons) that affect MONY America Variable Account K;

..   operate MONY America Variable Account K, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge MONY America Variable Account K an advisory fee. We may make any legal investments we wish for MONY America Variable Account K. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.


If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy or change a face amount to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual

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notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.

DISTRIBUTION OF THE POLICIES


The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
K. The offering of the policies is intended to be continuous.


AXA Advisors is an affiliate of MONY America, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other MONY America life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

MONY America pays compensation to both Distributors based on policies sold. MONY America may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although MONY America takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your policy. MONY America, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this Prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. MONY America pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from MONY America to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional will receive premium-based compensation on a contract in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of MONY America products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of a MONY America policy than it pays for the sale of a policy or other financial product issued by a company other than MONY America. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve MONY America policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of MONY America policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend a MONY America policy over a policy or other financial product issued by a company not affiliated with MONY America. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based

                     MORE INFORMATION ABOUT OTHER MATTERS
on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. MONY America pays premium-based and asset-based compensation (together "compensation") to AXA Distributors. Premium-based compensation is paid based on MONY America policies sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.05% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of MONY America's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of MONY America products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of MONY America policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2013) received additional payments. These additional payments ranged from $1,256 to $5,706,371. MONY America and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.


1st Global Capital Corporation
Allstate Financial Services
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Ash Brokerage Corporation
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corporation
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Farmers Financial Solutions
Financial Network Investment Corporation
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Harvest Capital, LLC
ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC
LPL Financial Corporation
Lucia Securities
Meridian Financial Group
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney
Multi-Financial Securities Corporation
National Planning Holdings, Inc.
Next Financial Group, Inc.
NFP Securities, Inc.
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James Financial Services
RBC Capital Markets Corporation
Robert W Baird & Company
Securities America, Inc.

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Stifel, Nicolaus & Company, Inc.
Summit Brokerage Services, Inc
SunTrust Investments
The Advisor Group
Transamerica Financial Advisors, Inc.
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Wells Fargo Network

LEGAL PROCEEDINGS


MONY America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in MONY America Variable Account K, nor would any of these proceedings be likely to have a material adverse effect on MONY America Variable Account K, our ability to meet our obligations under the policies, or the distribution of the policies.

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13. Financial statements of MONY America Variable Account K and MONY America

--------------------------------------------------------------------------------

The financial statements of MONY America Variable Account K/(1)/ as well as the financial statements of MONY America, are in the Statement of Additional Information ("SAI").


The financial statements of MONY America have relevance for the policies only to the extent that they bear upon the ability of MONY America to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 and requesting to speak with a customer service representative.

-------------

(1)The financial statements of MONY America Variable Account K are not included because it commenced operations on December 31, 2013.

   FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE ACCOUNT K AND MONY AMERICA

14. Personalized illustrations

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ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a HYPOTHETICAL ILLUSTRATION. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts, definition of life insurance test, and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2013 (or expected to be incurred in 2014, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2013. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Strategic Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. A HISTORICAL ILLUSTRATION reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request a personalized illustration of the guaranteed interest option.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25. Appendix I to this prospectus contains an arithmetic hypothetical illustration.

                          PERSONALIZED ILLUSTRATIONS

Appendix I: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES AND ACCUMULATED PREMIUMS


The following tables illustrate the changes in death benefit, account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit Option A or death benefit Option B. The first two tables illustrate the policy if it is issued with the extended no lapse guarantee rider with death benefit Option A (the only death benefit option available if this rider is elected). The tables assume annual planned periodic premiums that are paid at the beginning of each policy year for an insured person who is a 35-year-old preferred elite risk male non-tobacco user when the policy is issued. The amounts shown are for the end of each policy year and assume that all of the policy account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. MONY America is not able to predict the future performance of the investment funds. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios that are available as investment options (as described below), the corresponding net annual rates of return would be (1.10)%, 4.84% and 10.77% for policies with the extended no lapse guarantee rider in effect. For policies without the rider in effect, the corresponding net annual rates of return would be (1.20)%, 4.73% and 10.66%. These net annual rates of return do not reflect the mortality and expense risk charge, or other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.


Tables are provided for each of the two death benefit options if the policy is issued without the extended no lapse guarantee rider. The tables provided for the policy issued with the extended no lapse guarantee rider only illustrate death benefit Option A. The tables headed "Using Current Charges" assume that the current rates for the following charges are deducted by MONY America in each year illustrated: premium charge, administrative charge, cost of insurance charge, mortality and expense risk charge (including MONY America's currently planned reductions after the 15th policy year). Because Incentive Life Legacy(R) II was first offered in 2009, this reduction has not yet taken effect under any Incentive Life Legacy(R) II policies. The tables headed "Using Guaranteed Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits (other than the extended no lapse guarantee rider, if applicable) have been elected, (ii) no loans or withdrawals are made,
(iii) no changes in coverage are requested and (iv) no change in the death benefit option is requested.


With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in the tables reflect (1) investment management fees equivalent to an effective annual rate of 0.10% for policies with the extended no lapse guarantee rider in effect (0.56% for policies without the rider in effect), and (2) an assumed average asset charge for all other expenses of the underlying Portfolios equivalent to an effective annual rate of 0.99% for policies with the extended no lapse guarantee rider in effect (0.64% for policies without the rider in effect). These rates are the arithmetic average for all Portfolios that are available as investment options for each table./(1)/ In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options that are available. THESE RATES DO NOT REFLECT EXPENSE LIMITATION ARRANGEMENTS IN EFFECT WITH RESPECT TO CERTAIN OF THE UNDERLYING PORTFOLIOS. IF THOSE ARRANGEMENTS HAD BEEN ASSUMED, THE POLICY VALUES WOULD BE HIGHER THAN THOSE SHOWN IN THE FOLLOWING TABLES. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.


The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations" earlier in this prospectus.

-------------

(1)The arithmetic average of the fees and expenses deducted from the assets of the underlying portfolios used in this illustration is the higher of the arithmetic average of such fees as of May 1, 2014 and as of June 20, 2014, following the completion of all changes to the underlying portfolios as described in this prospectus.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY II WITH EXTENDED NO LAPSE GUARANTEE RIDER
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING CURRENT CHARGES
USING GUIDELINE PREMIUM TEST



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                             DEATH BENEFIT                ACCOUNT VALUE           NET CASH SURRENDER VALUE
                             -------------                -------------           ------------------------

          PREMIUMS
END OF  ACCUMULATED
POLICY AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
------------------------------------------------------------------------------------------------------------
                      0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS
------------------------------------------------------------------------------------------------------------
   1     $    2,268   $400,000 $400,000 $  400,000 $ 1,409  $  1,508 $    1,608 $     0  $      0 $        0
------------------------------------------------------------------------------------------------------------
   2     $    4,649   $400,000 $400,000 $  400,000 $ 2,845  $  3,131 $    3,430 $     0  $      0 $        0
------------------------------------------------------------------------------------------------------------
   3     $    7,150   $400,000 $400,000 $  400,000 $ 4,239  $  4,804 $    5,416 $     0  $      0 $        0
------------------------------------------------------------------------------------------------------------
   4     $    9,775   $400,000 $400,000 $  400,000 $ 5,597  $  6,533 $    7,586 $     0  $      0 $    1,029
------------------------------------------------------------------------------------------------------------
   5     $   12,532   $400,000 $400,000 $  400,000 $ 6,907  $  8,308 $    9,947 $   833  $  2,234 $    3,873
------------------------------------------------------------------------------------------------------------
   6     $   15,427   $400,000 $400,000 $  400,000 $ 8,178  $ 10,139 $   12,524 $ 2,608  $  4,569 $    6,953
------------------------------------------------------------------------------------------------------------
   7     $   18,466   $400,000 $400,000 $  400,000 $ 9,416  $ 12,032 $   15,342 $ 4,370  $  6,985 $   10,296
------------------------------------------------------------------------------------------------------------
   8     $   21,657   $400,000 $400,000 $  400,000 $10,618  $ 13,986 $   18,424 $ 6,117  $  9,485 $   13,923
------------------------------------------------------------------------------------------------------------
   9     $   25,008   $400,000 $400,000 $  400,000 $11,893  $ 16,119 $   21,914 $ 7,959  $ 12,186 $   17,980
------------------------------------------------------------------------------------------------------------
  10     $   28,527   $400,000 $400,000 $  400,000 $13,126  $ 18,318 $   25,727 $ 9,782  $ 14,975 $   22,383
------------------------------------------------------------------------------------------------------------
  15     $   48,940   $400,000 $400,000 $  400,000 $19,338  $ 31,152 $   51,735 $19,338  $ 31,152 $   51,735
------------------------------------------------------------------------------------------------------------
  20     $   74,994   $400,000 $400,000 $  400,000 $25,303  $ 47,883 $   96,306 $25,303  $ 47,883 $   96,306
------------------------------------------------------------------------------------------------------------
  25     $  108,245   $400,000 $400,000 $  400,000 $29,592  $ 67,610 $  169,158 $29,592  $ 67,610 $  169,158
------------------------------------------------------------------------------------------------------------
  30     $  150,683   $400,000 $400,000 $  400,000 $30,451  $ 89,449 $  288,794 $30,451  $ 89,449 $  288,794
------------------------------------------------------------------------------------------------------------
  35     $  204,846   $400,000 $400,000 $  565,289 $25,054  $111,636 $  487,318 $25,054  $111,636 $  487,318
------------------------------------------------------------------------------------------------------------
  40     $  273,974   $400,000 $400,000 $  870,711 $ 8,792  $131,299 $  813,748 $ 8,792  $131,299 $  813,748
------------------------------------------------------------------------------------------------------------
  45     $  362,200         ** $400,000 $1,387,246      **  $141,099 $1,321,186      **  $141,099 $1,321,186
------------------------------------------------------------------------------------------------------------
  50     $  474,801         ** $400,000 $2,235,264      **  $131,140 $2,128,823      **  $131,140 $2,128,823
------------------------------------------------------------------------------------------------------------
  55     $  618,512         ** $400,000 $3,571,643      **  $ 73,550 $3,401,565      **  $ 73,550 $3,401,565
------------------------------------------------------------------------------------------------------------
  60     $  801,928         **       ** $5,492,524      **        ** $5,438,142      **        ** $5,438,142
------------------------------------------------------------------------------------------------------------
  65     $1,036,018         **       ** $8,833,963      **        ** $8,746,498      **        ** $8,746,498
------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY II WITH EXTENDED NO LAPSE GUARANTEE RIDER
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING GUARANTEED CHARGES
USING GUIDELINE PREMIUM TEST



------------------------------------------------------------------------------------------------------------

                             DEATH BENEFIT                ACCOUNT VALUE           NET CASH SURRENDER VALUE
                             -------------                -------------           ------------------------

          PREMIUMS
END OF  ACCUMULATED
POLICY AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
------------------------------------------------------------------------------------------------------------
                      0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS
------------------------------------------------------------------------------------------------------------
   1     $    2,268   $400,000 $400,000 $  400,000 $ 1,047  $ 1,134  $    1,222 $     0  $     0  $        0
------------------------------------------------------------------------------------------------------------
   2     $    4,649   $400,000 $400,000 $  400,000 $ 2,109  $ 2,350  $    2,602 $     0  $     0  $        0
------------------------------------------------------------------------------------------------------------
   3     $    7,150   $400,000 $400,000 $  400,000 $ 3,130  $ 3,593  $    4,096 $     0  $     0  $        0
------------------------------------------------------------------------------------------------------------
   4     $    9,775   $400,000 $400,000 $  400,000 $ 4,096  $ 4,848  $    5,699 $     0  $     0  $        0
------------------------------------------------------------------------------------------------------------
   5     $   12,532   $400,000 $400,000 $  400,000 $ 5,012  $ 6,121  $    7,426 $     0  $    47  $    1,352
------------------------------------------------------------------------------------------------------------
   6     $   15,427   $400,000 $400,000 $  400,000 $ 5,875  $ 7,407  $    9,286 $   305  $ 1,837  $    3,716
------------------------------------------------------------------------------------------------------------
   7     $   18,466   $400,000 $400,000 $  400,000 $ 6,675  $ 8,697  $   11,279 $ 1,629  $ 3,651  $    6,233
------------------------------------------------------------------------------------------------------------
   8     $   21,657   $400,000 $400,000 $  400,000 $ 7,401  $ 9,978  $   13,408 $ 2,900  $ 5,477  $    8,907
------------------------------------------------------------------------------------------------------------
   9     $   25,008   $400,000 $400,000 $  400,000 $ 8,047  $11,242  $   15,678 $ 4,113  $ 7,308  $   11,744
------------------------------------------------------------------------------------------------------------
  10     $   28,527   $400,000 $400,000 $  400,000 $ 8,604  $12,478  $   18,091 $ 5,260  $ 9,135  $   14,748
------------------------------------------------------------------------------------------------------------
  15     $   48,940   $400,000 $400,000 $  400,000 $10,037  $18,122  $   32,811 $10,037  $18,122  $   32,811
------------------------------------------------------------------------------------------------------------
  20     $   74,994   $400,000 $400,000 $  400,000 $ 8,945  $22,354  $   53,631 $ 8,945  $22,354  $   53,631
------------------------------------------------------------------------------------------------------------
  25     $  108,245   $400,000 $400,000 $  400,000 $ 2,665  $21,750  $   81,446 $ 2,665  $21,750  $   81,446
------------------------------------------------------------------------------------------------------------
  30     $  150,683   $400,000 $400,000 $  400,000 $     0  $11,431  $  118,520 $     0  $11,431  $  118,520
------------------------------------------------------------------------------------------------------------
  35     $  204,846   $400,000 $400,000 $  400,000 $     0  $     0  $  168,156 $     0  $     0  $  168,156
------------------------------------------------------------------------------------------------------------
  40     $  273,974   $400,000 $400,000 $  400,000 $     0  $     0  $  239,887 $     0  $     0  $  239,887
------------------------------------------------------------------------------------------------------------
  45     $  362,200         **       ** $  400,000      **       **  $  347,921      **       **  $  347,921
------------------------------------------------------------------------------------------------------------
  50     $  474,801         **       ** $  562,794      **       **  $  535,995      **       **  $  535,995
------------------------------------------------------------------------------------------------------------
  55     $  618,512         **       ** $  850,735      **       **  $  810,223      **       **  $  810,223
------------------------------------------------------------------------------------------------------------
  60     $  801,928         **       ** $1,235,840      **       **  $1,223,604      **       **  $1,223,604
------------------------------------------------------------------------------------------------------------
  65     $1,036,018         **       ** $1,891,605      **       **  $1,872,876      **       **  $1,872,876
------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY II
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING CURRENT CHARGES
USING GUIDELINE PREMIUM TEST



---------------------------------------------------------------------------------------------------------------

                              DEATH BENEFIT                 ACCOUNT VALUE           NET CASH SURRENDER VALUE
                              -------------                 -------------           ------------------------

          PREMIUMS
END OF  ACCUMULATED
POLICY AT 5% INTEREST  ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:
---------------------------------------------------------------------------------------------------------------
                      0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS
---------------------------------------------------------------------------------------------------------------
   1     $    2,268   $400,000 $400,000 $   400,000 $ 1,495  $  1,598 $     1,700 $     0  $      0 $         0
---------------------------------------------------------------------------------------------------------------
   2     $    4,649   $400,000 $400,000 $   400,000 $ 3,016  $  3,314 $     3,625 $     0  $      0 $         0
---------------------------------------------------------------------------------------------------------------
   3     $    7,150   $400,000 $400,000 $   400,000 $ 4,494  $  5,085 $     5,725 $     0  $      0 $         0
---------------------------------------------------------------------------------------------------------------
   4     $    9,775   $400,000 $400,000 $   400,000 $ 5,934  $  6,916 $     8,021 $     0  $    358 $     1,463
---------------------------------------------------------------------------------------------------------------
   5     $   12,532   $400,000 $400,000 $   400,000 $ 7,326  $  8,798 $    10,521 $ 1,253  $  2,724 $     4,447
---------------------------------------------------------------------------------------------------------------
   6     $   15,427   $400,000 $400,000 $   400,000 $ 8,679  $ 10,741 $    13,252 $ 3,109  $  5,171 $     7,682
---------------------------------------------------------------------------------------------------------------
   7     $   18,466   $400,000 $400,000 $   400,000 $ 9,997  $ 12,751 $    16,242 $ 4,950  $  7,705 $    11,196
---------------------------------------------------------------------------------------------------------------
   8     $   21,657   $400,000 $400,000 $   400,000 $11,277  $ 14,829 $    19,513 $ 6,776  $ 10,328 $    15,012
---------------------------------------------------------------------------------------------------------------
   9     $   25,008   $400,000 $400,000 $   400,000 $12,630  $ 17,090 $    23,212 $ 8,696  $ 13,157 $    19,278
---------------------------------------------------------------------------------------------------------------
  10     $   28,527   $400,000 $400,000 $   400,000 $13,940  $ 19,424 $    27,257 $10,596  $ 16,081 $    23,913
---------------------------------------------------------------------------------------------------------------
  15     $   48,940   $400,000 $400,000 $   400,000 $20,525  $ 33,033 $    54,855 $20,525  $ 33,033 $    54,855
---------------------------------------------------------------------------------------------------------------
  20     $   74,994   $400,000 $400,000 $   400,000 $26,900  $ 50,855 $   102,316 $26,900  $ 50,855 $   102,316
---------------------------------------------------------------------------------------------------------------
  25     $  108,245   $400,000 $400,000 $   400,000 $31,596  $ 72,025 $   180,211 $31,596  $ 72,025 $   180,211
---------------------------------------------------------------------------------------------------------------
  30     $  150,683   $400,000 $400,000 $   400,000 $32,867  $ 95,804 $   308,761 $32,867  $ 95,804 $   308,761
---------------------------------------------------------------------------------------------------------------
  35     $  204,846   $400,000 $400,000 $   605,839 $27,905  $120,681 $   522,275 $27,905  $120,681 $   522,275
---------------------------------------------------------------------------------------------------------------
  40     $  273,974   $400,000 $400,000 $   935,170 $12,131  $144,272 $   873,991 $12,131  $144,272 $   873,991
---------------------------------------------------------------------------------------------------------------
  45     $  362,200         ** $400,000 $ 1,528,455      **  $163,621 $ 1,455,671      **  $163,621 $ 1,455,671
---------------------------------------------------------------------------------------------------------------
  50     $  474,801         ** $400,000 $ 2,526,822      **  $169,821 $ 2,406,497      **  $169,821 $ 2,406,497
---------------------------------------------------------------------------------------------------------------
  55     $  618,512         ** $400,000 $ 4,143,078      **  $143,573 $ 3,945,789      **  $143,573 $ 3,945,789
---------------------------------------------------------------------------------------------------------------
  60     $  801,928         ** $400,000 $ 6,538,655      **  $ 35,362 $ 6,473,916      **  $ 35,362 $ 6,473,916
---------------------------------------------------------------------------------------------------------------
  65     $1,036,018         **       ** $10,793,839      **        ** $10,686,969      **        ** $10,686,969
---------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY II
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING GUARANTEED CHARGES
USING GUIDELINE PREMIUM TEST



------------------------------------------------------------------------------------------------------------

                             DEATH BENEFIT                ACCOUNT VALUE           NET CASH SURRENDER VALUE
                             -------------                -------------           ------------------------

          PREMIUMS
END OF  ACCUMULATED
POLICY AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
------------------------------------------------------------------------------------------------------------
                      0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS
------------------------------------------------------------------------------------------------------------
   1     $    2,268   $400,000 $400,000 $  400,000 $ 1,133  $ 1,224  $    1,315 $     0  $     0  $        0
------------------------------------------------------------------------------------------------------------
   2     $    4,649   $400,000 $400,000 $  400,000 $ 2,279  $ 2,532  $    2,797 $     0  $     0  $        0
------------------------------------------------------------------------------------------------------------
   3     $    7,150   $400,000 $400,000 $  400,000 $ 3,384  $ 3,873  $    4,404 $     0  $     0  $        0
------------------------------------------------------------------------------------------------------------
   4     $    9,775   $400,000 $400,000 $  400,000 $ 4,433  $ 5,230  $    6,133 $     0  $     0  $        0
------------------------------------------------------------------------------------------------------------
   5     $   12,532   $400,000 $400,000 $  400,000 $ 5,430  $ 6,610  $    7,999 $     0  $   536  $    1,925
------------------------------------------------------------------------------------------------------------
   6     $   15,427   $400,000 $400,000 $  400,000 $ 6,374  $ 8,008  $   10,012 $   804  $ 2,438  $    4,442
------------------------------------------------------------------------------------------------------------
   7     $   18,466   $400,000 $400,000 $  400,000 $ 7,253  $ 9,414  $   12,175 $ 2,207  $ 4,368  $    7,129
------------------------------------------------------------------------------------------------------------
   8     $   21,657   $400,000 $400,000 $  400,000 $ 8,057  $10,817  $   14,491 $ 3,556  $ 6,316  $    9,990
------------------------------------------------------------------------------------------------------------
   9     $   25,008   $400,000 $400,000 $  400,000 $ 8,781  $12,209  $   16,969 $ 4,847  $ 8,276  $   13,035
------------------------------------------------------------------------------------------------------------
  10     $   28,527   $400,000 $400,000 $  400,000 $ 9,414  $13,579  $   19,612 $ 6,070  $10,236  $   16,269
------------------------------------------------------------------------------------------------------------
  15     $   48,940   $400,000 $400,000 $  400,000 $11,214  $19,992  $   35,908 $11,214  $19,992  $   35,908
------------------------------------------------------------------------------------------------------------
  20     $   74,994   $400,000 $400,000 $  400,000 $10,467  $25,195  $   59,359 $10,467  $25,195  $   59,359
------------------------------------------------------------------------------------------------------------
  25     $  108,245   $400,000 $400,000 $  400,000 $ 4,520  $25,846  $   91,659 $ 4,520  $25,846  $   91,659
------------------------------------------------------------------------------------------------------------
  30     $  150,683         ** $400,000 $  400,000      **  $17,208  $  136,616      **  $17,208  $  136,616
------------------------------------------------------------------------------------------------------------
  35     $  204,846         **       ** $  400,000      **       **  $  200,839      **       **  $  200,839
------------------------------------------------------------------------------------------------------------
  40     $  273,974         **       ** $  400,000      **       **  $  301,656      **       **  $  301,656
------------------------------------------------------------------------------------------------------------
  45     $  362,200         **       ** $  501,501      **       **  $  477,620      **       **  $  477,620
------------------------------------------------------------------------------------------------------------
  50     $  474,801         **       ** $  791,649      **       **  $  753,951      **       **  $  753,951
------------------------------------------------------------------------------------------------------------
  55     $  618,512         **       ** $1,223,756      **       **  $1,165,482      **       **  $1,165,482
------------------------------------------------------------------------------------------------------------
  60     $  801,928         **       ** $1,820,060      **       **  $1,802,039      **       **  $1,802,039
------------------------------------------------------------------------------------------------------------
  65     $1,036,018         **       ** $2,854,589      **       **   2,826,326      **       **  $2,826,326
------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY II
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING CURRENT CHARGES
USING GUIDELINE PREMIUM TEST



------------------------------------------------------------------------------------------------------------

                             DEATH BENEFIT                ACCOUNT VALUE           NET CASH SURRENDER VALUE
                             -------------                -------------           ------------------------

          PREMIUMS
END OF  ACCUMULATED
POLICY AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
------------------------------------------------------------------------------------------------------------
                      0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS
------------------------------------------------------------------------------------------------------------
   1     $    2,268   $401,495 $401,597 $  401,700 $ 1,495  $  1,597 $    1,700 $     0  $      0 $        0
------------------------------------------------------------------------------------------------------------
   2     $    4,649   $403,015 $403,313 $  403,624 $ 3,015  $  3,313 $    3,624 $     0  $      0 $        0
------------------------------------------------------------------------------------------------------------
   3     $    7,150   $404,492 $405,083 $  405,723 $ 4,492  $  5,083 $    5,723 $     0  $      0 $        0
------------------------------------------------------------------------------------------------------------
   4     $    9,775   $405,931 $406,912 $  408,017 $ 5,931  $  6,912 $    8,017 $     0  $    354 $    1,459
------------------------------------------------------------------------------------------------------------
   5     $   12,532   $407,321 $408,791 $  410,513 $ 7,321  $  8,791 $   10,513 $ 1,247  $  2,718 $    4,439
------------------------------------------------------------------------------------------------------------
   6     $   15,427   $408,671 $410,731 $  413,239 $ 8,671  $ 10,731 $   13,239 $ 3,101  $  5,161 $    7,669
------------------------------------------------------------------------------------------------------------
   7     $   18,466   $409,985 $412,736 $  416,222 $ 9,985  $ 12,736 $   16,222 $ 4,939  $  7,690 $   11,176
------------------------------------------------------------------------------------------------------------
   8     $   21,657   $411,262 $414,808 $  419,484 $11,262  $ 14,808 $   19,484 $ 6,761  $ 10,307 $   14,983
------------------------------------------------------------------------------------------------------------
   9     $   25,008   $412,610 $417,062 $  423,171 $12,610  $ 17,062 $   23,171 $ 8,676  $ 13,128 $   19,238
------------------------------------------------------------------------------------------------------------
  10     $   28,527   $413,915 $419,387 $  427,201 $13,915  $ 19,387 $   27,201 $10,571  $ 16,043 $   23,857
------------------------------------------------------------------------------------------------------------
  15     $   48,940   $420,451 $432,901 $  454,617 $20,451  $ 32,901 $   54,617 $20,451  $ 32,901 $   54,617
------------------------------------------------------------------------------------------------------------
  20     $   74,994   $426,719 $450,471 $  501,472 $26,719  $ 50,471 $  101,472 $26,719  $ 50,471 $  101,472
------------------------------------------------------------------------------------------------------------
  25     $  108,245   $431,179 $470,965 $  577,348 $31,179  $ 70,965 $  177,348 $31,179  $ 70,965 $  177,348
------------------------------------------------------------------------------------------------------------
  30     $  150,683   $431,911 $492,836 $  698,762 $31,911  $ 92,836 $  298,762 $31,911  $ 92,836 $  298,762
------------------------------------------------------------------------------------------------------------
  35     $  204,846   $425,941 $512,747 $  891,468 $25,941  $112,747 $  491,468 $25,941  $112,747 $  491,468
------------------------------------------------------------------------------------------------------------
  40     $  273,974   $408,951 $524,768 $1,196,252 $ 8,951  $124,768 $  796,252 $ 8,951  $124,768 $  796,252
------------------------------------------------------------------------------------------------------------
  45     $  362,200         ** $520,388 $1,679,601      **  $120,388 $1,279,601      **  $120,388 $1,279,601
------------------------------------------------------------------------------------------------------------
  50     $  474,801         ** $480,507 $2,442,258      **  $ 80,507 $2,042,258      **  $ 80,507 $2,042,258
------------------------------------------------------------------------------------------------------------
  55     $  618,512         **       ** $3,645,326      **        ** $3,245,326      **        ** $3,245,326
------------------------------------------------------------------------------------------------------------
  60     $  801,928         **       ** $5,557,627      **        ** $5,157,627      **        ** $5,157,627
------------------------------------------------------------------------------------------------------------
  65     $1,036,018         **       ** $8,638,581      **        ** $8,238,581      **        ** $8,238,581
------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY II
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING GUARANTEED CHARGES
USING GUIDELINE PREMIUM TEST



------------------------------------------------------------------------------------------------------------

                             DEATH BENEFIT                ACCOUNT VALUE          NET CASH SURRENDER VALUE
                             -------------                -------------          ------------------------

          PREMIUMS
END OF  ACCUMULATED
POLICY AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
------------------------------------------------------------------------------------------------------------
                      0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS
------------------------------------------------------------------------------------------------------------
   1     $    2,268   $401,131  $401,222 $401,313  $ 1,131   $ 1,222  $  1,313  $     0   $     0  $      0
------------------------------------------------------------------------------------------------------------
   2     $    4,649   $402,275  $402,527 $402,791  $ 2,275   $ 2,527  $  2,791  $     0   $     0  $      0
------------------------------------------------------------------------------------------------------------
   3     $    7,150   $403,375  $403,862 $404,392  $ 3,375   $ 3,862  $  4,392  $     0   $     0  $      0
------------------------------------------------------------------------------------------------------------
   4     $    9,775   $404,418  $405,212 $406,111  $ 4,418   $ 5,212  $  6,111  $     0   $     0  $      0
------------------------------------------------------------------------------------------------------------
   5     $   12,532   $405,407  $406,581 $407,963  $ 5,407   $ 6,581  $  7,963  $     0   $   507  $  1,890
------------------------------------------------------------------------------------------------------------
   6     $   15,427   $406,341  $407,966 $409,958  $ 6,341   $ 7,966  $  9,958  $   771   $ 2,396  $  4,388
------------------------------------------------------------------------------------------------------------
   7     $   18,466   $407,209  $409,355 $412,096  $ 7,209   $ 9,355  $ 12,096  $ 2,163   $ 4,309  $  7,050
------------------------------------------------------------------------------------------------------------
   8     $   21,657   $407,999  $410,736 $414,378  $ 7,999   $10,736  $ 14,378  $ 3,498   $ 6,235  $  9,877
------------------------------------------------------------------------------------------------------------
   9     $   25,008   $408,706  $412,101 $416,811  $ 8,706   $12,101  $ 16,811  $ 4,772   $ 8,167  $ 12,878
------------------------------------------------------------------------------------------------------------
  10     $   28,527   $409,320  $413,436 $419,397  $ 9,320   $13,436  $ 19,397  $ 5,976   $10,093  $ 16,054
------------------------------------------------------------------------------------------------------------
  15     $   48,940   $410,979  $419,550 $435,082  $10,979   $19,550  $ 35,082  $10,979   $19,550  $ 35,082
------------------------------------------------------------------------------------------------------------
  20     $   74,994   $410,022  $424,135 $456,838  $10,022   $24,135  $ 56,838  $10,022   $24,135  $ 56,838
------------------------------------------------------------------------------------------------------------
  25     $  108,245   $403,832  $423,557 $484,426  $ 3,832   $23,557  $ 84,426  $ 3,832   $23,557  $ 84,426
------------------------------------------------------------------------------------------------------------
  30     $  150,683         **  $412,984 $517,030       **   $12,984  $117,030       **   $12,984  $117,030
------------------------------------------------------------------------------------------------------------
  35     $  204,846         **        ** $549,963       **        **  $149,963       **        **  $149,963
------------------------------------------------------------------------------------------------------------
  40     $  273,974         **        ** $573,800       **        **  $173,800       **        **  $173,800
------------------------------------------------------------------------------------------------------------
  45     $  362,200         **        ** $560,159       **        **  $160,159       **        **  $160,159
------------------------------------------------------------------------------------------------------------
  50     $  474,801         **        ** $444,606       **        **  $ 44,606       **        **  $ 44,606
------------------------------------------------------------------------------------------------------------
  55     $  618,512         **        **       **       **        **        **       **        **        **
------------------------------------------------------------------------------------------------------------
  60     $  801,928         **        **       **       **        **        **       **        **        **
------------------------------------------------------------------------------------------------------------
  65     $1,036,018         **        **       **       **        **        **       **        **        **
------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

Appendix II: Policy variations

--------------------------------------------------------------------------------


This Appendix reflects policy variations that differ from what is described in this prospectus but may have been in effect at the time your policy was issued. If you purchased your policy during the "Approximate Time Period" below, the noted variation may apply to you. Your policy may have been available in your state past the approximate end date indicated below. For more information about your particular features, charges and options available under your policy based upon when you purchased it, please contact your financial professional and/or refer to your policy.


-------------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD                FEATURE/BENEFIT     VARIATION
-------------------------------------------------------------------------------
November 18, 2013 to present            Guaranteed          MONY America will
                                        interest option     not exercise its
                                        ("GIO") limitation  right to limit the
                                                            amounts that may
                                                            be allocated and
                                                            or transferred to
                                                            the guaranteed
                                                            interest option
                                                            ("policy
                                                            guaranteed
                                                            interest option
                                                            limitation"). All
                                                            references to the
                                                            policy guaranteed
                                                            interest option
                                                            limitation in this
                                                            prospectus, and/or
                                                            in your policy
                                                            and/or in the
                                                            endorsements to
                                                            your policy, are
                                                            not applicable.

-------------------------------------------------------------------------------
September 19, 2009 - November 18,       Guaranteed          Any implementation
2013                                    interest option     by MONY America on
                                        ("GIO") limitation  limiting the
                                                            amounts that may
                                                            be allocated
                                                            and/or transferred
                                                            to the guaranteed
                                                            interest option
                                                            ("policy
                                                            guaranteed
                                                            interest option
                                                            limitation") is
                                                            not applicable.

-------------------------------------------------------------------------------
January 18, 2010 - January 31, 2014     Long-Term Care      Benefits received
                                        Services/SM/ Rider  under this rider
CALIFORNIA                                                  are intended to be
                                                            treated, for
                                                            Federal income tax
                                                            purposes, as
                                                            accelerated death
                                                            benefits under
                                                            section 101(g) of
                                                            the Code on the
                                                            life of a
                                                            chronically ill
                                                            insured person
                                                            receiving
                                                            qualified
                                                            long-term care
                                                            services within
                                                            the meaning of
                                                            section 7702B of
                                                            the Code. It is
                                                            not intended to be
                                                            a qualified
                                                            long-term care
                                                            insurance contract
                                                            under section
                                                            7702B(b) of the
                                                            Internal Revenue
                                                            Code. Charges for
                                                            this benefit will
                                                            generally be
                                                            treated as
                                                            distributions from
                                                            the policy for
                                                            federal income tax
                                                            purposes.

-------------------------------------------------------------------------------
September 19, 2009 - February 14, 2013  Long Term Care      (Rider Form No.
and July 22, 2013 - February 16, 2014   Services/SM/ Rider  R06-90CT)

CONNECTICUT                             See "Long Term      The Long Term Care
                                        Care Services/SM/   Services/SM/ Rider
                                        Rider" under        is available for
                                        "Other benefits     issue ages 20-70.
                                        you can add by      Different monthly
                                        rider" in "More     charge amounts and
                                        information about   rules will apply.
                                        policy features
                                        and benefits"       The long-term care
                                                            specified amount
                                                            for this rider is
                                                            as follows:

                                                            We will pay up to
                                                            the long-term care
                                                            specified amount
                                                            for qualified
                                                            long-term care
                                                            services for the
                                                            insured person for
                                                            the duration of a
                                                            period of
                                                            coverage. The
                                                            initial long-term
                                                            care specified
                                                            amount is equal to
                                                            the face amount of
                                                            the base policy at
                                                            issue. This amount
                                                            may change due to
                                                            subsequent policy
                                                            transactions and
                                                            will be reduced at
                                                            the end of a
                                                            period of coverage
                                                            to reflect
                                                            benefits paid
                                                            during that period
                                                            of coverage. Any
                                                            request for a
                                                            decrease in the
                                                            policy face amount
                                                            will reduce the
                                                            current long-term
                                                            care specified
                                                            amount to an
                                                            amount equal to
                                                            the lesser of: (a)
                                                            the new policy
                                                            face amount; or
                                                            (b) the long-term
                                                            care specified
                                                            amount immediately
                                                            prior to the face
                                                            amount decrease.
                                                            Any partial
                                                            withdrawal will
                                                            reduce the current
                                                            long-term care
                                                            specified amount
                                                            by the amount of
                                                            the withdrawal,
                                                            but not to less
                                                            than the policy
                                                            account value
                                                            minus the
                                                            withdrawal. The
                                                            maximum monthly
                                                            benefit in either
                                                            case will then be
                                                            equal to the new
                                                            long-term care
                                                            specified amount
                                                            multiplied by the
                                                            benefit percentage.

-------------------------------------------------------------------------------

                        APPENDIX II: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
CONNECTICUT (CONTINUED)                             The maximum monthly
                                                    benefit is equal to the
                                                    long-term care specified
                                                    amount multiplied by the
                                                    benefit percentage you
                                                    have selected. This
                                                    amount may change due to
                                                    subsequent policy
                                                    transactions.

                                                    The maximum monthly
                                                    payment limitation for
                                                    this rider is as follows:

                                                    Each month, the monthly
                                                    benefit payment (a
                                                    portion of which will be
                                                    applied to repay any
                                                    outstanding policy loan)
                                                    for qualified long term
                                                    care services for the
                                                    insured person is the
                                                    lesser of:

                                                    1. the maximum monthly
                                                    benefit (or lesser
                                                    amount as requested,
                                                    however, this may not be
                                                    less than $500); or

                                                    2. the monthly
                                                    equivalent of 200% of
                                                    the per day limit
                                                    allowed by the Health
                                                    Insurance Portability
                                                    and Accountability Act
                                                    or "HIPAA" (We reserve
                                                    the right to increase
                                                    this percentage.) To
                                                    find out the current per
                                                    day limit allowed by
                                                    HIPAA, go to
                                                    www.irs.gov. We may also
                                                    include this information
                                                    in your policy's annual
                                                    report.

                                                    For purposes of
                                                    determining the maximum
                                                    monthly benefit, the
                                                    benefit percentage
                                                    options are 1% or 2% for
                                                    issue ages 20-70 and 3%
                                                    for issue ages 20-55.

                                                    Benefits are payable
                                                    once we receive: 1) a
                                                    written certification
                                                    from a U.S. licensed
                                                    health care practitioner
                                                    that the insured person
                                                    is a chronically ill
                                                    individual who is
                                                    receiving qualified
                                                    long-term care services
                                                    in accordance with a
                                                    plan of care and will
                                                    require continuous care
                                                    for the rest of his or
                                                    her life; 2) proof that
                                                    the "elimination
                                                    period," as discussed
                                                    below, has been
                                                    satisfied; and 3)
                                                    written notice of claim
                                                    and proof of loss in a
                                                    form satisfactory to us.
                                                    In order to continue
                                                    monthly benefit
                                                    payments, we require
                                                    recertification by a
                                                    U.S. licensed health
                                                    care practitioner every
                                                    twelve months from the
                                                    date of the initial or
                                                    subsequent certification
                                                    that the insured is
                                                    still a chronically ill
                                                    individual receiving
                                                    qualified long-term care
                                                    services in accordance
                                                    with a plan of care and
                                                    will require continuous
                                                    care for the remainder
                                                    of his or her life.
                                                    Otherwise, unless
                                                    earlier terminated due
                                                    to a change in the
                                                    status of the insured,
                                                    benefit payments will
                                                    terminate at the end of
                                                    the twelve month period.
                                                    This rider may not cover
                                                    all of the costs
                                                    associated with
                                                    long-term care services
                                                    during the insured
                                                    person's period of
                                                    coverage.

-----------------------------------------------------------------------------

                        APPENDIX II: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
CONNECTICUT (CONTINUED)                             The following
                                                    information replaces the
                                                    "Elimination Period"
                                                    subsection in this
                                                    section.

                                                    .   Elimination period.
                                                        The Long-Term Care
                                                        Services/SM/ Rider
                                                        has an elimination
                                                        period that is the
                                                        required period of
                                                        time while the rider
                                                        is in force that
                                                        must elapse before
                                                        any benefit is
                                                        available to the
                                                        insured person under
                                                        this rider. The
                                                        elimination period
                                                        is 90 days,
                                                        beginning on the
                                                        first day of any
                                                        qualified long term
                                                        care services that
                                                        are provided to the
                                                        insured person.
                                                        Generally, benefits
                                                        under this rider
                                                        will not be paid
                                                        until the
                                                        elimination period
                                                        is satisfied; and
                                                        benefits will not be
                                                        retroactively paid
                                                        for the elimination
                                                        period. The 90 days
                                                        do not have to be
                                                        continuous, but the
                                                        elimination period
                                                        must be satisfied
                                                        within a consecutive
                                                        period of 24 months
                                                        starting with the
                                                        month in which such
                                                        services are first
                                                        provided. If the
                                                        elimination period
                                                        is not satisfied
                                                        within this time
                                                        period, you must
                                                        submit a new claim
                                                        for benefits under
                                                        this rider. This
                                                        means that a new
                                                        elimination period
                                                        of 90 days must be
                                                        satisfied within a
                                                        new 24 month period.
                                                        The elimination
                                                        period must be
                                                        satisfied only once
                                                        while this rider is
                                                        in effect.

                                                    The Nonforfeiture
                                                    benefit is not available.
                                                    The Maximum total
                                                    benefit is not
                                                    applicable.

                                                    The Acceleration
                                                    percentage concept is
                                                    not applicable.

                                                    Death benefit option
                                                    changes are not
                                                    permitted.

                                                    The "Extension of
                                                    Benefits" feature is not
                                                    available.

                          See "Tax treatment of     The tax information for
                          living benefits rider or  the Long-Term Care
                          Long Term Care            Services/SM/ Rider below
                          Services/TM/ Rider under  replaces, in its
                          a policy with the         entirety, the tax
                          applicable rider" in      information in this
                          "Tax Information"         section:

                                                    Benefits received under
                                                    the Long Term Care
                                                    Services/SM/ Rider are
                                                    intended to be treated,
                                                    for Federal income tax
                                                    purposes, as accelerated
                                                    death benefits under
                                                    section 101(g) of the
                                                    Code on the life of a
                                                    chronically ill insured
                                                    person receiving
                                                    qualified long-term care
                                                    services within the
                                                    meaning of section 7702B
                                                    of the Code. The
                                                    benefits are intended to
                                                    qualify for exclusion
                                                    from income subject to
                                                    the limitations of the
                                                    Code with respect to a
                                                    particular insured
                                                    person. Receipt of these
                                                    benefits may be taxable.
                                                    Generally income
                                                    exclusion for all
                                                    payments from all
                                                    sources with respect to
                                                    an insured person will
                                                    be limited to the higher
                                                    of the Health Insurance
                                                    Portability and
                                                    Accountability Act
                                                    ("HIPAA") per day limit
                                                    or actual costs incurred
                                                    by the taxpayer on
                                                    behalf of the insured
                                                    person.

-----------------------------------------------------------------------------

                        APPENDIX II: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
CONNECTICUT (CONTINUED)                             Charges for the Long
                                                    Term Care Services/SM/
                                                    Rider may be considered
                                                    distributions for income
                                                    tax purposes, and may be
                                                    taxable to the owner to
                                                    the extent not
                                                    considered a nontaxable
                                                    return of premiums paid
                                                    for the life insurance
                                                    policy. See above for
                                                    tax treatment of
                                                    distributions to you.
                                                    Charges for the Long
                                                    Term Care Services/SM/
                                                    Rider are generally not
                                                    considered deductible
                                                    for income tax purposes.
                                                    The Long Term Care
                                                    Services/SM/ Rider is
                                                    not intended to be a
                                                    qualified long-term care
                                                    insurance contract under
                                                    section 7702B(b) of the
                                                    Code.

                                                    Any adjustments made to
                                                    your policy death
                                                    benefit, face amount and
                                                    other values as a result
                                                    of Long Term Care
                                                    Services/SM/ Rider
                                                    benefits paid will also
                                                    generally cause us to
                                                    make adjustments with
                                                    respect to your policy
                                                    under federal income tax
                                                    rules for testing
                                                    premiums paid, your tax
                                                    basis in your policy,
                                                    your overall premium
                                                    limits and the seven-pay
                                                    period and seven-pay
                                                    limit for testing
                                                    modified endowment
                                                    contract status.
-----------------------------------------------------------------------------
February 15, 2013 -       Long Term Care            (Rider Form No.
July 21, 2013             Services/SM/ Rider        R12-10CT) (Connecticut
                                                    only)

                                                    In Connecticut, we refer
                                                    to this rider as the
                                                    "LONG-TERM CARE BENEFITS
                                                    RIDER".

                          See "Long-Term Care       The following
                          Services/SM/ Rider"       information replaces
                          under "Other benefits     first three paragraphs
                          you can add by rider" in  in this section.
                          "More information about
                          policy features and       The rider provides for
                          benefits"                 the acceleration of all
                                                    or part of the policy
                                                    death benefit as a
                                                    payment of a portion of
                                                    the policy's death
                                                    benefit each month as a
                                                    result of the insured
                                                    person being a
                                                    chronically ill
                                                    individual who is
                                                    receiving qualified
                                                    long-term care services
                                                    in accordance with a
                                                    plan of care and who
                                                    will require continuous
                                                    care for the remainder
                                                    of his or her life.
                                                    Benefits accelerated
                                                    under this rider will be
                                                    treated as a lien
                                                    against the policy death
                                                    benefit unless benefits
                                                    are being paid under the
                                                    optional Nonforfeiture
                                                    Benefit. While this
                                                    rider is in force and
                                                    before any continuation
                                                    of coverage under the
                                                    optional Nonforfeiture
                                                    Benefit, if elected,
                                                    policy face amount
                                                    increases and death
                                                    benefit option changes
                                                    from Option A to Option
                                                    B are not permitted. For
                                                    a more complete
                                                    description of the terms
                                                    used in this section and
                                                    conditions of this
                                                    rider, please consult
                                                    your policy rider form.

                                                    An individual qualifies
                                                    as "chronically ill" if
                                                    they have been certified
                                                    by a licensed health
                                                    care practitioner as
                                                    being expected to
                                                    require lifetime
                                                    confinement in a
                                                    long-term care facility
                                                    due to injury or
                                                    sickness; or requiring
                                                    substantial supervision
                                                    to protect such
                                                    individual from threats
                                                    to health and safety due
                                                    to cognitive impairment.

-----------------------------------------------------------------------------

                        APPENDIX II: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
CONNECTICUT                                         "Qualified long-term
(CONTINUED)                                         care services" means
                                                    necessary diagnostic,
                                                    preventive, therapeutic,
                                                    curing, mitigating, and
                                                    rehabilitative services
                                                    that are required by a
                                                    chronically ill
                                                    individual and provided
                                                    in accordance with a
                                                    plan of care prescribed
                                                    by a U.S. licensed
                                                    health care
                                                    practitioner. Qualified
                                                    long-term care services
                                                    do not include home
                                                    health care services.
                                                    Benefits are payable
                                                    once we receive: 1) a
                                                    written certification
                                                    from a U.S. licensed
                                                    health care practitioner
                                                    that the insured person
                                                    is a chronically ill
                                                    individual who is
                                                    receiving qualified
                                                    long-term care services
                                                    in accordance with a
                                                    plan of care and will
                                                    require continuous care
                                                    for the rest of his or
                                                    her life; 2) proof that
                                                    the "elimination
                                                    period," as discussed
                                                    below, has been
                                                    satisfied; and 3)
                                                    written notice of claim
                                                    and proof of loss in a
                                                    form satisfactory to us.
                                                    In order to continue
                                                    monthly benefit
                                                    payments, we require
                                                    recertification by a
                                                    U.S. licensed health
                                                    care practitioner every
                                                    twelve months from the
                                                    date of the initial or
                                                    subsequent certification
                                                    that the insured person
                                                    is still a chronically
                                                    ill individual receiving
                                                    qualified long-term care
                                                    services in accordance
                                                    with a plan of care and
                                                    will require continuous
                                                    care for the remainder
                                                    of his or her life.
                                                    Otherwise, unless
                                                    earlier terminated due
                                                    to a change in status of
                                                    the insured or payout of
                                                    the maximum total
                                                    benefit amount, benefit
                                                    payments will terminate
                                                    at the end of the twelve
                                                    month period. This rider
                                                    may not cover all of the
                                                    costs associated with
                                                    long-term care services
                                                    during the insured
                                                    person's period of
                                                    coverage.

                                                    The "Extension of
                                                    Benefits" feature is not
                                                    available.

                                                    Also see "Long-Term Care
                                                    Services/SM/ Rider"
                                                    policy variations that
                                                    may apply in Appendices
                                                    II and III.
                                                    The following
                                                    information replaces the
                                                    "Elimination Period"
                                                    subsection in this
                                                    section.

                                                    .   ELIMINATION PERIOD.
                                                        The Long-Term Care
                                                        Benefits Rider has
                                                        an elimination
                                                        period that is the
                                                        required period of
                                                        time while the rider
                                                        is in force that
                                                        must elapse before
                                                        any benefit is
                                                        available to the
                                                        insured person under
                                                        this rider. The
                                                        elimination period
                                                        is 90 days,
                                                        beginning on the
                                                        first day of any
                                                        qualified long- term
                                                        care services that
                                                        are provided to the
                                                        insured person.
                                                        Generally, benefits
                                                        under this rider
                                                        will not be paid
                                                        until the
                                                        elimination period
                                                        is satisfied, and
                                                        benefits will not be
                                                        retroactively paid
                                                        for the elimination
                                                        period. The 90 days
                                                        do not have to be
                                                        continuous, but the
                                                        elimination period
                                                        must be satisfied
                                                        within a consecutive
                                                        period of 24
-----------------------------------------------------------------------------

                        APPENDIX II: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
CONNECTICUT                                         months starting with the
(CONTINUED)                                         month in which such
                                                    services are first
                                                    provided. If the
                                                    elimination period is
                                                    not satisfied within
                                                    this time period, you
                                                    must submit a new claim
                                                    for benefits under this
                                                    rider. This means that a
                                                    new elimination period
                                                    of 90 days must be
                                                    satisfied within a new
                                                    24 month period. The
                                                    elimination period must
                                                    be satisfied only once
                                                    while this rider is in
                                                    effect.
-----------------------------------------------------------------------------
September 19, 2009 - May  Long-Term Care            Rider Form No. R06-90
20, 2012                  Services/SM/ Rider/(1)/

                                                    Charge per $1,000 of the
                                                    amount for which we are
                                                    at risk (our amount "at
                                                    risk" for this rider is
                                                    the long-term care
                                                    specified amount minus
                                                    your policy account
                                                    value, but not less than
                                                    zero):

                                                    Highest: $1.18
                                                    Lowest: $0.08
                                                    Representative: $0.22
                                                    This representative
                                                    amount is the rate we
                                                    guarantee for a
                                                    representative insured
                                                    male age 35 at issue in
                                                    the preferred elite
                                                    non-tobacco user risk
                                                    class. This charge
                                                    varies based on the
                                                    individual
                                                    characteristics of the
                                                    insured and may not be
                                                    representative of the
                                                    charge that you will
                                                    pay. Your financial
                                                    professional can provide
                                                    you with more
                                                    information about these
                                                    charges as they relate
                                                    to the insured's
                                                    particular
                                                    characteristics.

                          Long-Term Care Specified  Equal to the face amount
                          Amount                    of the base policy at
                                                    issue, subject to change
                                                    due to subsequent policy
                                                    transactions and will be
                                                    reduced at the end of
                                                    the period of coverage
                                                    to reflect benefits paid
                                                    during that period of
                                                    coverage.
                          The effect of a period    The total of monthly
                          of coverage on policy     benefit payments will be
                          values                    treated as a lien
                                                    against the policy death
                                                    benefit, the policy
                                                    account value and the
                                                    cash surrender value.

                          Qualified Long-Term Care  Do not include treatment
                          Services or care for a mental, psychoneurotic, or personality disorder without evidence of organic disease
                                                    (Alzheimer's Disease and
                                                    senile dementia are not
                                                    excluded from coverage).

                                                    The Nonforfeiture
                                                    benefit is not available.

                                                    The Maximum total
                                                    benefit is not
                                                    applicable.

                                                    The Acceleration
                                                    percentage concept is
                                                    not applicable.

                                                    Death benefit option
                                                    changes are not
                                                    permitted.
-----------------------------------------------------------------------------

                        APPENDIX II: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
                          Tax Qualification         LONG-TERM CARE
                                                    SERVICES/SM/ RIDER.
                                                    Benefits received under
                                                    this rider are intended
                                                    to be treated, for
                                                    Federal income tax
                                                    purposes, as accelerated
                                                    death benefits under
                                                    section 101(g) of the
                                                    Code on the life of a
                                                    chronically ill insured
                                                    person receiving
                                                    qualified long-term care
                                                    services within the
                                                    meaning of section 7702B
                                                    of the Code. It is not
                                                    intended to be a
                                                    qualified long-term care
                                                    insurance contract under
                                                    section 7702B(b) of the
                                                    Internal Revenue Code.
                                                    Charges for this benefit
                                                    will generally be
                                                    treated as distributions
                                                    from the policy for
                                                    federal income tax
                                                    purposes.
-----------------------------------------------------------------------------

(1)In the state of Massachusetts, this benefit is called the Accelerated Death Benefit for Chronic Illness Rider.

                        APPENDIX II: POLICY VARIATIONS

Appendix III: State policy availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where certain policies or certain features and/or benefits are either not available as of the date of this prospectus or vary from the policy's features and benefits as previously described in this prospectus. Certain features and/or benefits may have been approved in your state after your policy was issued and cannot be added. Please contact your financial professional for more information about availability in your state. See also Appendix II earlier in this prospectus for information about the availability of certain features under your policy.

STATES WHERE CERTAIN POLICIES FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR
VARY:


--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA   .   Long Term Care Services/TM/   As of February 1, 2014, these
                 Rider                         riders are not available.

             .   Disability Deduction Waiver
                 Rider

             .   Disability Premium Waiver
                 Rider

--------------------------------------------------------------------------------
CONNECTICUT  Long Term Care Services/SM/ Rider In Connecticut, we refer to this rider as the "LONG-TERM CARE
                                               BENEFITS RIDER" (Rider Form No.
                                               R12-10CT (rev.9/13)).

             See "Long Term Care Services/SM/  THE FOLLOWING INFORMATION
             Rider" under "Other benefits you  REPLACES FIRST THREE PARAGRAPHS
             can add by rider" in "More        IN THIS SECTION:
             information about policy
             features and benefits"            The rider provides for the
                                               acceleration of all or part of
                                               the policy death benefit as a
                                               payment of a portion of the
                                               policy's death benefit each
                                               month as a result of the insured
                                               person being a chronically ill
                                               individual who is receiving
                                               qualified long-term care
                                               services in accordance with a
                                               plan of care and who will
                                               require continuous care for the
                                               remainder of his or her life.
                                               Benefits accelerated under this
                                               rider will be treated as a lien
                                               against the policy death benefit
                                               unless benefits are being paid
                                               under the optional Nonforfeiture
                                               Benefit. While this rider is in
                                               force and before any
                                               continuation of coverage under
                                               the optional Nonforfeiture
                                               Benefit, if elected, policy face
                                               amount increases and death
                                               benefit option changes from
                                               Option A to Option B are not
                                               permitted.

                                               An individual qualifies as
                                               "chronically ill" if they have
                                               been certified by a licensed
                                               health care practitioner as
                                               being expected to require
                                               lifetime confinement in a
                                               long-term care facility or in
                                               the home due to injury or
                                               sickness; or requiring
                                               substantial supervision to
                                               protect such individual from
                                               threats to health and safety due
                                               to cognitive impairment.
                                               Benefits are payable once we
                                               receive: 1) a written
                                               certification from a U.S.
                                               licensed health care
                                               practitioner that the insured
                                               person is a chronically ill
                                               individual who is receiving
                                               qualified long-term care
                                               services in accordance with a
                                               plan of care and will require
                                               continuous care for the rest of
                                               his or her life; 2) proof that
                                               the "elimination period," as
                                               discussed below, has been
                                               satisfied; and 3) written notice
                                               of claim and proof of loss in a
                                               form satisfactory to us. In
                                               order to continue monthly
                                               benefit payments, we require
                                               recertification by a U.S.
                                               licensed health care
                                               practitioner every twelve months
                                               from the date of the initial or
                                               subsequent certification that
                                               the insured
--------------------------------------------------------------------------------


                                     III-1

 APPENDIX III: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

----------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------
CONNECTICUT                                    person is still a chronically
(CONTINUED)                                    ill individual receiving
                                               qualified long-term care
                                               services in accordance with a
                                               plan of care and will require
                                               continuous care for the
                                               remainder of his or her life.
                                               Otherwise, unless earlier
                                               terminated due to a change in
                                               status of the insured or payout
                                               of the maximum total benefit
                                               amount, benefit payments will
                                               terminate at the end of the
                                               twelve month period. This rider
                                               may not cover all of the costs
                                               associated with long-term care
                                               services during the insured
                                               person's period of coverage.

                                               For a more complete description
                                               of terms used in this section
                                               and conditions of this rider,
                                               please consult your rider policy
                                               form.

                                               The "Extension of Benefits"
                                               feature is not available.

                                               Also see "Long-Term Care
                                               Services/SM/ Rider" policy
                                               variations that may apply
                                               earlier in Appendix II.
----------------------------------------------------------------------------------
FLORIDA      Long Term Care Services/SM/ Rider In Florida, we refer to this rider as the "Long Term Care
             See "Long Term Care Services      Insurance Rider" (Rider Form No.
             Rider/SM/" in "Risk/benefit       R12-10FL).
             summary: Charges and expenses
             you will pay"                     The monthly charge per $1,000 of
                                               the amount for which we are at
                                               risk is as follows:

                                               With the optional Nonforfeiture
                                               benefit:

                                                  Highest: $1.19
                                                  Lowest: $0.07
                                                  Representative: $0.17

                                               Without the optional
                                               Nonforfeiture benefit:

                                                  Highest: $1.19
                                                  Lowest: $0.07
                                                  Representative: $0.17
             See "Long Term Care Services/SM/  The following paragraph replaces
             Rider" under "Other benefits you  the second paragraph in this
             can add by rider" in "More        section in its entirety:
             information about policy
             features and benefits"            An individual qualifies as
                                               "chronically ill" if they have
                                               been certified by a licensed
                                               health care practitioner as
                                               being unable to perform, without
                                               substantial assistance from
                                               another person, at least two
                                               activities of daily living for a
                                               period of at least 90 days due
                                               to a loss of functional
                                               capacity; or requiring
                                               substantial supervision for
                                               protection from threats to
                                               health and safety due to severe
                                               cognitive impairment.
                                               The following two sentences
                                               replace the final two sentences
                                               of the third paragraph of this
                                               section in their entirety:

                                               We also, at our own expense, may
                                               have the insured person examined
                                               as often as reasonably necessary
                                               while a claim is pending. This
                                               rider may not cover all of the
                                               costs associated with long-term
                                               care services which may be
                                               incurred by the buyer of this
                                               rider during the insured
                                               person's period of coverage.

----------------------------------------------------------------------------------


                                     III-2

 APPENDIX III: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
FLORIDA                                        ELIMINATION PERIOD
(CONTINUED)                                    The "Elimination Period"
                                               subsection is replaced in its
                                               entirety with the following:

                                               .   Elimination Period. The
                                                Long-Term Care Insurance Rider
                                                has an elimination period that
                                                is the required period of time
                                                while the rider is in force
                                                that must elapse before any
                                                benefit is available to the
                                                insured person under this
                                                rider. The elimination period
                                                is 90 days, beginning on the
                                                first day of any qualified
                                                long-term care services that
                                                are provided to the insured
                                                person. Generally, benefits
                                                under this rider will not be
                                                paid until the elimination
                                                period is satisfied, and
                                                benefits will not be
                                                retroactively paid for the
                                                elimination period. The
                                                elimination period can be
                                                satisfied by any combination of
                                                days of a long-term care
                                                facility stay or days of home
                                                health care, and the days do
                                                not have to be continuous.
                                                There is no requirement that
                                                the elimination period must be
                                                satisfied within a consecutive
                                                period of 24 months starting
                                                with the month in which such
                                                services are first provided.
                                                The elimination period must be
                                                satisfied only once while this
                                                rider is in effect.
             See "Long Term Care Services/SM/  PERIOD OF COVERAGE
             Rider" under "Other benefits you  The first paragraph of the
             can add by rider" in "More        "Period of coverage" subsection
             information about policy          is replaced in its entirety with
             features and benefits"            the following:

                                               .   PERIOD OF COVERAGE. The
                                                period of coverage is the
                                                period of time during which the
                                                insured receives services that
                                                are covered under the Long-Term
                                                Care Insurance Rider and for
                                                which benefits are payable.
                                                This begins on the first day
                                                covered services are received
                                                after the end of the
                                                elimination period. A period of
                                                coverage will end on the
                                                earliest of the following dates:

                                               1. the date we receive the
                                               notice of release which must be
                                               sent to us when the insured
                                               person is no longer receiving
                                               qualified long-term care
                                               services;

                                               2. the date we determine the
                                               insured person is no longer
                                               eligible to receive qualified
                                               long-term care services under
                                               this rider;

                                               3. the date you request that we
                                               terminate benefit payments under
                                               this rider;

                                               4. the date the accumulated
                                               benefit lien amount equals the
                                               maximum total benefit (or if
                                               your coverage is continued as a
                                               Nonforfeiture benefit, the date
                                               the maximum total Nonforfeiture
                                               Benefit has been paid out);

                                               5. the date you surrender the
                                               policy (except to the extent of
                                               any Nonforfeiture Benefit you
                                               may have under the rider);

                                               6. the date we make a payment
                                               under the living benefits rider
                                               (for terminal illness) if it
                                               occurs before coverage is
                                               continued as a Nonforfeiture
                                               Benefit; or

                                               7. the date of death of the
                                               insured person.

                                               PREEXISTING CONDITION
                                               No benefits will be provided
                                               under this rider during the
                                               first 180 days from the
                                               effective date of the policy for
                                               long-term care services received
                                               by the insured person due to a
                                               preexisting condition. However,
                                               each day of services received by
                                               the insured person for a
                                               preexisting condition during the
                                               first 180 days that this rider
                                               is in force will count toward
                                               satisfaction of the elimination
                                               period.

--------------------------------------------------------------------------------


                                     III-3

 APPENDIX III: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
FLORIDA      See "Long Term Care Services/SM/  The following paragraph replaces
(CONTINUED)  Rider" under "Optional rider      the first paragraph in this
             charges" in "More information     section in its entirety:
             about certain policy charges"
                                               .   LONG-TERM CARE INSURANCE
                                                RIDER. If you choose this rider
                                                without the Nonforfeiture
                                                Benefit, on a guaranteed basis,
                                                we may deduct between $0.07 and
                                                $1.19 per $1,000 of the amount
                                                for which we are at risk under
                                                the rider from your policy
                                                account value each month. If
                                                you choose this rider with the
                                                Nonforfeiture Benefit, on a
                                                guaranteed basis, we may deduct
                                                between $0.07 and $1.19 per
                                                $1,000 of the amount for which
                                                we are at risk under the rider.
                                                We will deduct this charge
                                                until the insured reaches age
                                                121 while the rider is in
                                                effect, but not when rider
                                                benefits are being paid. The
                                                amount at risk under the rider
                                                depends on the death benefit
                                                option selected under the
                                                policy. For policies with death
                                                benefit Option A, the amount at
                                                risk for the rider is the
                                                lesser of (a) the current
                                                policy face amount, minus the
                                                policy account value (but not
                                                less than zero); and (b) the
                                                current long-term care
                                                specified amount. For policies
                                                with death benefit Option B,
                                                the amount at risk for the
                                                rider is the current long-term
                                                care specified amount. The
                                                current monthly charges for
                                                this rider may be lower than
                                                the maximum monthly charges.
--------------------------------------------------------------------------------




                                     III-4

 APPENDIX III: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Appendix IV: Calculating the alternate death benefit

--------------------------------------------------------------------------------

USING THE GUIDELINE PREMIUM TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death and that there is no outstanding debt. We also assume that the owner selected the guideline premium test. Policy 1 shows what the death benefit would be for a policy with low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times the death benefit percentage. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $42,000 ($35,000 x 120%) and the alternate death benefit for Policy 2 is $102,000 ($85,000 x 120%). The basic death benefit under Option A is equal to the face amount on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($42,000) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit, since the alternate death benefit ($102,000) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $42,000) and Policy 2 (since $185,000 is greater than $102,000).

         --------------------------------------------------------------
                                                    POLICY 1  POLICY 2
         --------------------------------------------------------------
         Face Amount                                $100,000  $100,000
         Policy Account Value on the Date of Death  $ 35,000  $ 85,000
         Death Benefit Percentage                        120%      120%
         Death Benefit under Option A               $100,000  $102,000
         Death Benefit under Option B               $135,000  $185,000
         --------------------------------------------------------------

USING THE CASH VALUE ACCUMULATION TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death, is a male preferred non-tobacco user, and that there is no outstanding debt. We also assume that the owner selected the cash value accumulation test. Policy 1 shows what the death benefit would be for a policy with a low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times a death benefit percentage which will be specified in your policy, and which varies based upon the insured's attained age, sex and risk class. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $64,995 ($35,000 x 185.7%) and the alternate death benefit for Policy 2 is $157,845 ($85,000 x 185.7%). The basic death benefit under Option A is equal to the face amount on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($64,995) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit, since the alternate death benefit ($157,845) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $64,995) and Policy 2 (since $185,000 is greater than $157,845).

         --------------------------------------------------------------
                                                    POLICY 1  POLICY 2
         --------------------------------------------------------------
         Face Amount                                $100,000  $100,000
         Policy Account Value on the Date of Death  $ 35,000  $ 85,000
         Death Benefit Percentage                      185.7%    185.7%
         Death Benefit under Option A               $100,000  $102,000
         Death Benefit under Option B               $135,000  $185,000
         --------------------------------------------------------------

             APPENDIX IV: CALCULATING THE ALTERNATE DEATH BENEFIT

Requesting more information


--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2014, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 888-855-5100 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510, or asking your financial professional.



You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to MONY America Variable Account K and the policies. You can also review and copy information about MONY America Variable Account K, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.


SEC File Number: 811-04234

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                             PAGE

Who is MONY Life Insurance Company of America?                2

Ways we pay policy proceeds                                   2

Distribution of the policies                                  2

Underwriting a policy                                         2

Insurance regulation that applies to MONY America             2

Custodian and independent registered public accounting firm   2

Financial Statements                                          2

                                                                      811-04234

Incentive Life Legacy(R)
Incentive Life Legacy(R) II


Flexible premium variable life insurance policies issued by MONY Life Insurance Company of America ("MONY America") with variable investment options offered under MONY America Variable Account K.


STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2014


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Incentive Life Legacy(R) or Incentive Life Legacy(R) II prospectus, dated May 1, 2014. Each prospectus provides detailed information concerning the policy and the variable investment options, as well as the guaranteed interest option, that fund the policy. Each variable investment option is a subaccount of MONY America Variable Account K ("Variable Account K"). We established Variable Account K under Arizona Law in 2013. The guaranteed interest option is part of MONY America's general account. Definitions of special terms used in the SAI are found in the prospectuses.


A copy of the prospectuses are available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510, or by contacting your financial professional.

        TABLE OF CONTENTS

        Who is MONY Life Insurance Company of America?               2

        Ways we pay policy proceeds                                  2

        Distribution of the policies                                 2

        Underwriting a policy                                        2

        Insurance regulation that applies to MONY America            2

        Custodian and independent registered public accounting firm  2

        Financial statements                                         2




Copyright 2014. MONY Life Insurance Company of America, Jersey City, NJ 07310.

 All rights reserved. Incentive Life Legacy(R) is a registered service mark of
                     AXA Equitable Life Insurance Company.


                                                                        #612168

WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.

AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the Policies.

We are subject to regulation by the state of Arizona and regulation by the Commissioner of Insurance in Arizona. We file an annual statement with the state of Arizona, and periodically, the Commissioner of Insurance for the State of Arizona assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.


MONY AMERICA VARIABLE ACCOUNT K


The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.

WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.

DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement between AXA Advisors and MONY America. For the years ended 2013, 2012 and 2011, AXA Advisors was paid an administrative services fee of $325,380. MONY America paid AXA Advisors, as the distributor of these policies and as the principal underwriter of MONY America Variable Account L, $26,448,677, in 2013, $35,577,146 in 2012 and $25,047,740 in 2011. Of these amounts, for each of these three years, AXA Advisors retained $10,325,528, $19,590,262 and $9,887,586, respectively.

Under a distribution agreement between AXA Distributors and MONY America and certain of MONY America's separate accounts, including Variable Account L, MONY America paid AXA Distributors distribution fees of $32,458,597 in 2013, $5,345,631 in 2012 and $7,639,963 in 2011 as the distributor of certain policies, including these policies, and as the principal underwriter of several MONY America separate accounts, including Variable Account L. Of these amounts, for each of these three years, AXA Distributors retained $1,876,091, $151,941 and $2,957,034, respectively.


UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 2001 Commissioner's Standard Ordinary Mortality Tables.

INSURANCE REGULATION THAT APPLIES TO MONY AMERICA

We are regulated and supervised by the Arizona State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Variable Account L. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of MONY America Variable Account L for the year ended December 31, 2013, and for each of the two years in the period ended December 31, 2013, and the financial statements of MONY America at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

This SAI contains the audited financial statements for each of the sub-accounts of MONY America Variable Account L (referred to elsewhere in this registration statement as Portfolios) and MONY America. The financial statements have been audited by PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, an independent registered public accounting firm.

PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to MONY America as permitted by the applicable SEC independence rules.

The financial statements of MONY America should be considered only as bearing upon the ability of MONY America to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in Variable Account L.


The financial statements of MONY America Variable Account K are not included because it commenced operations on December 31, 2013.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS

With respect to MONY America Variable Account L
Report of Independent Registered Public Accounting Firm...............  FSA-2
   Statements of Assets and Liabilities as of December 31, 2013.......  FSA-3
   Statements of Operations for the Year Ended December 31, 2013...... FSA-30
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2013 and December 31, 2012.......................... FSA-53
   Notes to Financial Statements...................................... FSA-91

With respect to MONY Life Insurance Company of America:
Report of Independent Registered Public Accounting Firm...............    F-1
Financial Statements:
   Balance Sheets, December 31, 2013 and December 31, 2012............    F-2
   Statements of Earnings (Loss), Years Ended December 31, 2013, 2012
     and 2011.........................................................    F-3
   Statements of Comprehensive Income (Loss), Years Ended December
     31, 2013, 2012 and 2011..........................................    F-4
   Statements of Shareholder's Equity, Years Ended December 31, 2013,
     2012 and 2011....................................................    F-5
   Statements of Cash Flows, Years Ended December 31, 2013, 2012 and
     2011.............................................................    F-6
   Notes to Financial Statements......................................    F-7

                                 FSA-1  #611974

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America
and the Contractowners of MONY America Variable Account L

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options of MONY America Variable Account L listed in Note 1 at December 31, 2013, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 21, 2014

                                     FSA-2

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013



                                                                                               ALL ASSET    AMERICAN CENTURY
                                                            ALL ASSET      ALL ASSET GROWTH-    MODERATE    VP MID CAP VALUE
                                                        AGGRESSIVE-ALT 25*      ALT 20*      GROWTH-ALT 15*       FUND
                                                        ------------------ ----------------- -------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.      $58,114          $66,812,905       $181,458        $664,527
Receivable for shares of the Portfolios sold...........           --               15,473            120           1,119
Receivable for policy-related transactions.............           --                   --             --              --
                                                             -------          -----------       --------        --------
   Total assets........................................       58,114           66,828,378        181,578         665,646
                                                             -------          -----------       --------        --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --                   --             --              --
Payable for policy-related transactions................           --               15,473            120           1,059
                                                             -------          -----------       --------        --------
   Total liabilities...................................           --               15,473            120           1,059
                                                             -------          -----------       --------        --------
NET ASSETS.............................................      $58,114          $66,812,905       $181,458        $664,587
                                                             =======          ===========       ========        ========

NET ASSETS:
Accumulation Unit Value................................      $58,114          $66,761,646       $181,458        $664,579
Retained by MONY America in Variable Account L.........           --               51,259             --               8
                                                             -------          -----------       --------        --------
TOTAL NET ASSETS.......................................      $58,114          $66,812,905       $181,458        $664,587
                                                             =======          ===========       ========        ========

Investments in shares of the Portfolios, at cost.......      $55,849          $58,734,931       $179,414        $558,051
The Portfolios shares held
   Class B.............................................        4,879            3,402,056         16,372              --
   Class II............................................           --                   --             --          35,959
   Class 4.............................................           --                   --             --              --

                                                          AMERICAN FUNDS
                                                        INSURANCE SERIES(R)
                                                           GLOBAL SMALL       AMERICAN FUNDS
                                                          CAPITALIZATION    INSURANCE SERIES(R)
                                                             FUND/SM/        NEW WORLD FUND(R)
                                                        ------------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.       $24,768             $22,626
Receivable for shares of the Portfolios sold...........            --                  --
Receivable for policy-related transactions.............            35                 686
                                                              -------             -------
   Total assets........................................        24,803              23,312
                                                              -------             -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            35                 686
Payable for policy-related transactions................            --                  --
                                                              -------             -------
   Total liabilities...................................            35                 686
                                                              -------             -------
NET ASSETS.............................................       $24,768             $22,626
                                                              =======             =======

NET ASSETS:
Accumulation Unit Value................................       $24,768             $22,626
Retained by MONY America in Variable Account L.........            --                  --
                                                              -------             -------
TOTAL NET ASSETS.......................................       $24,768             $22,626
                                                              =======             =======

Investments in shares of the Portfolios, at cost.......       $23,430             $22,135
The Portfolios shares held
   Class B.............................................            --                  --
   Class II............................................            --                  --
   Class 4.............................................           969                 905

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE AXA CONSERVATIVE
                                                         ALLOCATION*    STRATEGY*     ALLOCATION*    GROWTH STRATEGY*
                                                        -------------- ------------ ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $27,007,546   $15,362,495     $3,559,421       $4,057,144
Receivable for shares of the Portfolios sold...........           --            --            343               --
Receivable for policy-related transactions.............          698         1,563             --            8,492
                                                         -----------   -----------     ----------       ----------
   Total assets........................................   27,008,244    15,364,058      3,559,764        4,065,636
                                                         -----------   -----------     ----------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          698         1,563             --            8,492
Payable for policy-related transactions................           --            --            343               --
                                                         -----------   -----------     ----------       ----------
   Total liabilities...................................          698         1,563            343            8,492
                                                         -----------   -----------     ----------       ----------
NET ASSETS.............................................  $27,007,546   $15,362,495     $3,559,421       $4,057,144
                                                         ===========   ===========     ==========       ==========

NET ASSETS:
Accumulation Unit Value................................  $27,006,636   $15,361,947     $3,553,351       $4,057,144
Retained by MONY America in Variable Account L.........          910           548          6,070               --
                                                         -----------   -----------     ----------       ----------
TOTAL NET ASSETS.......................................  $27,007,546   $15,362,495     $3,559,421       $4,057,144
                                                         ===========   ===========     ==========       ==========

Investments in shares of the Portfolios, at cost.......  $22,298,221   $13,911,188     $3,573,499       $3,754,015
The Portfolios shares held
   Class A.............................................           74            --             80               --
   Class B.............................................    2,262,024     1,101,342        367,679          306,205

                                                        AXA CONSERVATIVE- AXA CONSERVATIVE
                                                        PLUS ALLOCATION*     STRATEGY*
                                                        ----------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $7,204,369        $1,716,958
Receivable for shares of the Portfolios sold...........            --                --
Receivable for policy-related transactions.............            56             6,456
                                                           ----------        ----------
   Total assets........................................     7,204,425         1,723,414
                                                           ----------        ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            56             6,456
Payable for policy-related transactions................            --                --
                                                           ----------        ----------
   Total liabilities...................................            56             6,456
                                                           ----------        ----------
NET ASSETS.............................................    $7,204,369        $1,716,958
                                                           ==========        ==========

NET ASSETS:
Accumulation Unit Value................................    $7,204,338        $1,716,953
Retained by MONY America in Variable Account L.........            31                 5
                                                           ----------        ----------
TOTAL NET ASSETS.......................................    $7,204,369        $1,716,958
                                                           ==========        ==========

Investments in shares of the Portfolios, at cost.......    $6,750,679        $1,661,417
The Portfolios shares held
   Class A.............................................        11,669                --
   Class B.............................................       697,695           146,384

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        AXA GROWTH  AXA MODERATE   AXA MODERATE    AXA MODERATE-   AXA TACTICAL
                                                        STRATEGY*   ALLOCATION*  GROWTH STRATEGY* PLUS ALLOCATION* MANAGER 400*
                                                        ----------- ------------ ---------------- ---------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $15,915,594 $38,591,409    $39,494,663      $83,470,484      $319,694
Receivable for shares of the Portfolios sold...........          --          --             --            5,331            --
Receivable for policy-related transactions.............      13,538       2,851         21,365               --            --
                                                        ----------- -----------    -----------      -----------      --------
   Total assets........................................  15,929,132  38,594,260     39,516,028       83,475,815       319,694
                                                        ----------- -----------    -----------      -----------      --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      13,538       2,851         21,365               --            --
Payable for policy-related transactions................          --          --             --            5,331            --
                                                        ----------- -----------    -----------      -----------      --------
   Total liabilities...................................      13,538       2,851         21,365            5,331            --
                                                        ----------- -----------    -----------      -----------      --------
NET ASSETS............................................. $15,915,594 $38,591,409    $39,494,663      $83,470,484      $319,694
                                                        =========== ===========    ===========      ===========      ========

NET ASSETS:
Accumulation Unit Value................................ $15,915,594 $38,584,587    $39,494,663      $83,468,892      $319,694
Retained by MONY America in Variable Account L.........          --       6,822             --            1,592            --
                                                        ----------- -----------    -----------      -----------      --------
TOTAL NET ASSETS....................................... $15,915,594 $38,591,409    $39,494,663      $83,470,484      $319,694
                                                        =========== ===========    ===========      ===========      ========

Investments in shares of the Portfolios, at cost....... $13,666,733 $35,386,841    $34,747,161      $75,253,682      $281,054
The Portfolios shares held
   Class A.............................................          --         364             --            6,429            --
   Class B.............................................   1,016,276   2,668,749      2,617,274        7,153,004        16,038

                                                        AXA TACTICAL
                                                        MANAGER 500*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $384,834
Receivable for shares of the Portfolios sold...........         --
Receivable for policy-related transactions.............         --
                                                          --------
   Total assets........................................    384,834
                                                          --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         --
Payable for policy-related transactions................         --
                                                          --------
   Total liabilities...................................         --
                                                          --------
NET ASSETS.............................................   $384,834
                                                          ========

NET ASSETS:
Accumulation Unit Value................................   $384,834
Retained by MONY America in Variable Account L.........         --
                                                          --------
TOTAL NET ASSETS.......................................   $384,834
                                                          ========

Investments in shares of the Portfolios, at cost.......   $355,425
The Portfolios shares held
   Class A.............................................         --
   Class B.............................................     21,711

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                       AXA TACTICAL
                                                        AXA TACTICAL     MANAGER      DREYFUS STOCK   EQ/ALLIANCEBERNSTEIN
                                                        MANAGER 2000* INTERNATIONAL* INDEX FUND, INC.  SMALL CAP GROWTH*
                                                        ------------- -------------- ---------------- --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $266,179       $223,064      $37,730,038         $3,815,952
Receivable for shares of the Portfolios sold...........         --             --            7,250              2,284
Receivable for policy-related transactions.............         --             --               --                 --
                                                          --------       --------      -----------         ----------
   Total assets........................................    266,179        223,064       37,737,288          3,818,236
                                                          --------       --------      -----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         --             --               --                 --
Payable for policy-related transactions................         --             --            7,250              2,279
                                                          --------       --------      -----------         ----------
   Total liabilities...................................         --             --            7,250              2,279
                                                          --------       --------      -----------         ----------
NET ASSETS.............................................   $266,179       $223,064      $37,730,038         $3,815,957
                                                          ========       ========      ===========         ==========

NET ASSETS:
Accumulation Unit Value................................   $266,179       $223,064      $37,666,175         $3,815,953
Retained by MONY America in Variable Account L.........         --             --           63,863                  4
                                                          --------       --------      -----------         ----------
TOTAL NET ASSETS.......................................   $266,179       $223,064      $37,730,038         $3,815,957
                                                          ========       ========      ===========         ==========

Investments in shares of the Portfolios, at cost.......   $232,891       $201,027      $27,595,654         $2,748,340
The Portfolios shares held
   Class A.............................................         --             --               --             36,906
   Class B.............................................     13,998         16,575               --            147,677
   Initial Shares......................................         --             --          923,850                 --

                                                                               EQ/BOSTON
                                                           EQ/BLACKROCK     ADVISORS EQUITY
                                                        BASIC VALUE EQUITY*     INCOME*
                                                        ------------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $7,572,841        $17,905,616
Receivable for shares of the Portfolios sold...........             --                 --
Receivable for policy-related transactions.............          1,059                859
                                                            ----------        -----------
   Total assets........................................      7,573,900         17,906,475
                                                            ----------        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          1,054              1,744
Payable for policy-related transactions................             --                 --
                                                            ----------        -----------
   Total liabilities...................................          1,054              1,744
                                                            ----------        -----------
NET ASSETS.............................................     $7,572,846        $17,904,731
                                                            ==========        ===========

NET ASSETS:
Accumulation Unit Value................................     $7,572,669        $17,746,861
Retained by MONY America in Variable Account L.........            177            157,870
                                                            ----------        -----------
TOTAL NET ASSETS.......................................     $7,572,846        $17,904,731
                                                            ==========        ===========

Investments in shares of the Portfolios, at cost.......     $5,118,790        $14,433,972
The Portfolios shares held
   Class A.............................................             --          1,176,647
   Class B.............................................        381,135          1,461,375
   Initial Shares......................................             --                 --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                         EQ/CALVERT  EQ/CAPITAL
                                                          SOCIALLY    GUARDIAN  EQ/COMMON STOCK EQ/CORE BOND
                                                        RESPONSIBLE* RESEARCH*      INDEX*         INDEX*    EQ/EQUITY 500 INDEX*
                                                        ------------ ---------- --------------- ------------ --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $1,745,799  $5,551,907   $9,110,103    $27,437,871      $11,766,554
Receivable for shares of the Portfolios sold...........           7       2,220           --          1,134               --
Receivable for policy-related transactions.............          --          --        7,894             --            1,552
                                                         ----------  ----------   ----------    -----------      -----------
   Total assets........................................   1,745,806   5,554,127    9,117,997     27,439,005       11,768,106
                                                         ----------  ----------   ----------    -----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --          --        7,894             --            1,527
Payable for policy-related transactions................          12       2,220           --          1,134               --
                                                         ----------  ----------   ----------    -----------      -----------
   Total liabilities...................................          12       2,220        7,894          1,134            1,527
                                                         ----------  ----------   ----------    -----------      -----------
NET ASSETS.............................................  $1,745,794  $5,551,907   $9,110,103    $27,437,871      $11,766,579
                                                         ==========  ==========   ==========    ===========      ===========

NET ASSETS:
Accumulation Unit Value................................  $1,745,784  $5,293,396   $9,110,103    $27,346,234      $11,766,576
Retained by MONY America in Variable Account L.........          10     258,511           --         91,637                3
                                                         ----------  ----------   ----------    -----------      -----------
TOTAL NET ASSETS.......................................  $1,745,794  $5,551,907   $9,110,103    $27,437,871      $11,766,579
                                                         ==========  ==========   ==========    ===========      ===========

Investments in shares of the Portfolios, at cost.......  $1,153,194  $3,455,466   $6,194,985    $27,331,267      $ 8,443,849
The Portfolios shares held
   Class A.............................................     114,742     257,809        1,586      2,544,723               --
   Class B.............................................      41,275      35,036      384,345        235,310          367,081

                                                        EQ/EQUITY GROWTH
                                                             PLUS*
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $11,587,074
Receivable for shares of the Portfolios sold...........        10,744
Receivable for policy-related transactions.............            --
                                                          -----------
   Total assets........................................    11,597,818
                                                          -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --
Payable for policy-related transactions................        10,744
                                                          -----------
   Total liabilities...................................        10,744
                                                          -----------
NET ASSETS.............................................   $11,587,074
                                                          ===========

NET ASSETS:
Accumulation Unit Value................................   $11,582,428
Retained by MONY America in Variable Account L.........         4,646
                                                          -----------
TOTAL NET ASSETS.......................................   $11,587,074
                                                          ===========

Investments in shares of the Portfolios, at cost.......   $ 7,469,898
The Portfolios shares held
   Class A.............................................            --
   Class B.............................................       553,354

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        EQ/GAMCO MERGERS  EQ/GAMCO SMALL EQ/GLOBAL BOND EQ/GLOBAL MULTI-
                                                        AND ACQUISITIONS* COMPANY VALUE*     PLUS*       SECTOR EQUITY*
                                                        ----------------- -------------- -------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $1,169,579      $96,554,651     $1,561,593      $8,006,980
Receivable for shares of the Portfolios sold...........            39           39,678             --           6,384
Receivable for policy-related transactions.............            --               --            355              --
                                                           ----------      -----------     ----------      ----------
   Total assets........................................     1,169,618       96,594,329      1,561,948       8,013,364
                                                           ----------      -----------     ----------      ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --               --            325              --
Payable for policy-related transactions................            39           39,680             --           6,384
                                                           ----------      -----------     ----------      ----------
   Total liabilities...................................            39           39,680            325           6,384
                                                           ----------      -----------     ----------      ----------
NET ASSETS.............................................    $1,169,579      $96,554,649     $1,561,623      $8,006,980
                                                           ==========      ===========     ==========      ==========

NET ASSETS:
Accumulation Unit Value................................    $1,169,218      $96,504,374     $1,561,619      $8,006,813
Retained by MONY America in Variable Account L.........           361           50,275              4             167
                                                           ----------      -----------     ----------      ----------
TOTAL NET ASSETS.......................................    $1,169,579      $96,554,649     $1,561,623      $8,006,980
                                                           ==========      ===========     ==========      ==========

Investments in shares of the Portfolios, at cost.......    $1,100,969      $58,113,245     $1,649,562      $6,063,459
The Portfolios shares held
   Class A.............................................            --               --             --          72,382
   Class B.............................................        88,639        1,723,608        167,828         470,081

                                                        EQ/INTERMEDIATE  EQ/INTERNATIONAL
                                                        GOVERNMENT BOND*    CORE PLUS*
                                                        ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $13,578,024       $1,481,992
Receivable for shares of the Portfolios sold...........           298               --
Receivable for policy-related transactions.............            --               66
                                                          -----------       ----------
   Total assets........................................    13,578,322        1,482,058
                                                          -----------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --               66
Payable for policy-related transactions................           298               --
                                                          -----------       ----------
   Total liabilities...................................           298               66
                                                          -----------       ----------
NET ASSETS.............................................   $13,578,024       $1,481,992
                                                          ===========       ==========

NET ASSETS:
Accumulation Unit Value................................   $13,451,486       $1,481,992
Retained by MONY America in Variable Account L.........       126,538               --
                                                          -----------       ----------
TOTAL NET ASSETS.......................................   $13,578,024       $1,481,992
                                                          ===========       ==========

Investments in shares of the Portfolios, at cost.......   $13,298,900       $1,272,549
The Portfolios shares held
   Class A.............................................     1,247,069               --
   Class B.............................................        84,214          143,555

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                                      EQ/JPMORGAN
                                                        EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INVESCO     VALUE
                                                         EQUITY INDEX*     VALUE PLUS*    COMSTOCK*  OPPORTUNITIES*
                                                        ---------------- ---------------- ---------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $7,525,633       $4,471,864    $1,581,122    $923,426
Receivable for shares of the Portfolios sold...........            --            6,756            --          --
Receivable for policy-related transactions.............           630               --            40         121
                                                           ----------       ----------    ----------    --------
   Total assets........................................     7,526,263        4,478,620     1,581,162     923,547
                                                           ----------       ----------    ----------    --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           630               --            35         121
Payable for policy-related transactions................            --            6,756            --          --
                                                           ----------       ----------    ----------    --------
   Total liabilities...................................           630            6,756            35         121
                                                           ----------       ----------    ----------    --------
NET ASSETS.............................................    $7,525,633       $4,471,864    $1,581,127    $923,426
                                                           ==========       ==========    ==========    ========

NET ASSETS:
Accumulation Unit Value................................    $7,525,561       $4,471,396    $1,581,123    $923,426
Retained by MONY America in Variable Account L.........            72              468             4          --
                                                           ----------       ----------    ----------    --------
TOTAL NET ASSETS.......................................    $7,525,633       $4,471,864    $1,581,127    $923,426
                                                           ==========       ==========    ==========    ========

Investments in shares of the Portfolios, at cost.......    $6,666,065       $3,491,258    $1,166,029    $658,993
The Portfolios shares held
   Class A.............................................       316,676          102,778            --          50
   Class B.............................................       458,748          239,988       112,757      65,639

                                                        EQ/LARGE CAP CORE EQ/LARGE CAP
                                                              PLUS*       GROWTH INDEX*
                                                        ----------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $1,620,237      $2,037,407
Receivable for shares of the Portfolios sold...........            --              --
Receivable for policy-related transactions.............            --           5,370
                                                           ----------      ----------
   Total assets........................................     1,620,237       2,042,777
                                                           ----------      ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --           5,335
Payable for policy-related transactions................            --              --
                                                           ----------      ----------
   Total liabilities...................................            --           5,335
                                                           ----------      ----------
NET ASSETS.............................................    $1,620,237      $2,037,442
                                                           ==========      ==========

NET ASSETS:
Accumulation Unit Value................................    $1,620,226      $2,037,440
Retained by MONY America in Variable Account L.........            11               2
                                                           ----------      ----------
TOTAL NET ASSETS.......................................    $1,620,237      $2,037,442
                                                           ==========      ==========

Investments in shares of the Portfolios, at cost.......    $1,346,869      $1,432,339
The Portfolios shares held
   Class A.............................................            --              --
   Class B.............................................       186,005         165,261

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                                                  EQ/MFS
                                                        EQ/LARGE CAP EQ/LARGE CAP EQ/LARGE CAP EQ/LORD ABBETT  INTERNATIONAL
                                                        GROWTH PLUS* VALUE INDEX* VALUE PLUS*  LARGE CAP CORE*    GROWTH*
                                                        ------------ ------------ ------------ --------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $2,095,472   $9,037,605   $5,071,227    $1,046,182     $19,737,841
Receivable for shares of the Portfolios sold...........          --           --        2,714            --             552
Receivable for policy-related transactions.............         311        3,230           --            43              --
                                                         ----------   ----------   ----------    ----------     -----------
   Total assets........................................   2,095,783    9,040,835    5,073,941     1,046,225      19,738,393
                                                         ----------   ----------   ----------    ----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         305        3,230           --            18              --
Payable for policy-related transactions................          --           --        2,714            --             552
                                                         ----------   ----------   ----------    ----------     -----------
   Total liabilities...................................         305        3,230        2,714            18             552
                                                         ----------   ----------   ----------    ----------     -----------
NET ASSETS.............................................  $2,095,478   $9,037,605   $5,071,227    $1,046,207     $19,737,841
                                                         ==========   ==========   ==========    ==========     ===========

NET ASSETS:
Accumulation Unit Value................................  $2,095,430   $9,037,224   $5,042,781    $1,046,205     $19,716,113
Retained by MONY America in Variable Account L.........          48          381       28,446             2          21,728
                                                         ----------   ----------   ----------    ----------     -----------
TOTAL NET ASSETS.......................................  $2,095,478   $9,037,605   $5,071,227    $1,046,207     $19,737,841
                                                         ==========   ==========   ==========    ==========     ===========

Investments in shares of the Portfolios, at cost.......  $1,327,688   $5,913,322   $3,540,405    $  919,087     $15,761,211
The Portfolios shares held
   Class A.............................................       9,350      964,609       80,630            --              --
   Class B.............................................      76,321      214,536      274,920        77,016       2,671,121


                                                        EQ/MID CAP INDEX*
                                                        -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $7,621,413
Receivable for shares of the Portfolios sold...........            --
Receivable for policy-related transactions.............         1,075
                                                           ----------
   Total assets........................................     7,622,488
                                                           ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         1,025
Payable for policy-related transactions................            --
                                                           ----------
   Total liabilities...................................         1,025
                                                           ----------
NET ASSETS.............................................    $7,621,463
                                                           ==========

NET ASSETS:
Accumulation Unit Value................................    $7,621,456
Retained by MONY America in Variable Account L.........             7
                                                           ----------
TOTAL NET ASSETS.......................................    $7,621,463
                                                           ==========

Investments in shares of the Portfolios, at cost.......    $4,632,922
The Portfolios shares held
   Class A.............................................       295,311
   Class B.............................................       320,792

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                                              EQ/MORGAN
                                                        EQ/MID CAP VALUE                    EQ/MONTAG &    STANLEY MID CAP
                                                             PLUS*       EQ/MONEY MARKET* CALDWELL GROWTH*     GROWTH*
                                                        ---------------- ---------------- ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $15,211,863      $17,667,584      $52,058,353      $15,353,205
Receivable for shares of the Portfolios sold...........         5,922               --            4,570            1,246
Receivable for policy-related transactions.............            --               --               --               --
                                                          -----------      -----------      -----------      -----------
   Total assets........................................    15,217,785       17,667,584       52,062,923       15,354,451
                                                          -----------      -----------      -----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --            1,435               --               --
Payable for policy-related transactions................         5,922           46,255            4,571            1,246
                                                          -----------      -----------      -----------      -----------
   Total liabilities...................................         5,922           47,690            4,571            1,246
                                                          -----------      -----------      -----------      -----------
NET ASSETS.............................................   $15,211,863      $17,619,894      $52,058,352      $15,353,205
                                                          ===========      ===========      ===========      ===========

NET ASSETS:
Accumulation Unit Value................................   $15,202,352      $17,538,742      $52,027,372      $15,353,043
Retained by MONY America in Variable Account L.........         9,511           81,152           30,980              162
                                                          -----------      -----------      -----------      -----------
TOTAL NET ASSETS.......................................   $15,211,863      $17,619,894      $52,058,352      $15,353,205
                                                          ===========      ===========      ===========      ===========

Investments in shares of the Portfolios, at cost.......   $ 9,436,643      $17,667,765      $41,351,483      $11,389,895
The Portfolios shares held
   Class A.............................................       866,674       10,262,420               --          544,254
   Class B.............................................       223,258        7,399,865        6,816,996          208,872

                                                        EQ/PIMCO ULTRA EQ/QUALITY BOND
                                                         SHORT BOND*        PLUS*
                                                        -------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $6,435,423     $7,469,854
Receivable for shares of the Portfolios sold...........           --            533
Receivable for policy-related transactions.............        1,399             --
                                                          ----------     ----------
   Total assets........................................    6,436,822      7,470,387
                                                          ----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        1,399             --
Payable for policy-related transactions................           --            533
                                                          ----------     ----------
   Total liabilities...................................        1,399            533
                                                          ----------     ----------
NET ASSETS.............................................   $6,435,423     $7,469,854
                                                          ==========     ==========

NET ASSETS:
Accumulation Unit Value................................   $6,435,326     $7,468,308
Retained by MONY America in Variable Account L.........           97          1,546
                                                          ----------     ----------
TOTAL NET ASSETS.......................................   $6,435,423     $7,469,854
                                                          ==========     ==========

Investments in shares of the Portfolios, at cost.......   $6,465,961     $7,897,802
The Portfolios shares held
   Class A.............................................      121,388          2,098
   Class B.............................................      528,070        892,300

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                        EQ/SMALL COMPANY EQ/T. ROWE PRICE EQ/UBS GROWTH & EQ/WELLS FARGO
                                                             INDEX*       GROWTH STOCK*       INCOME*     OMEGA GROWTH*
                                                        ---------------- ---------------- --------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $7,018,605      $48,058,289      $17,554,308     $4,790,625
Receivable for shares of the Portfolios sold...........         3,472           12,759            8,112             87
                                                           ----------      -----------      -----------     ----------
   Total assets........................................     7,022,077       48,071,048       17,562,420      4,790,712
                                                           ----------      -----------      -----------     ----------

LIABILITIES:
Payable for policy-related transactions................         3,472           12,869            8,112             87
                                                           ----------      -----------      -----------     ----------
   Total liabilities...................................         3,472           12,869            8,112             87
                                                           ----------      -----------      -----------     ----------
NET ASSETS.............................................    $7,018,605      $48,058,179      $17,554,308     $4,790,625
                                                           ==========      ===========      ===========     ==========

NET ASSETS:
Accumulation Unit Value................................    $7,018,338      $48,003,701      $17,524,067     $4,790,594
Retained by MONY America in Variable Account L.........           267           54,478           30,241             31
                                                           ----------      -----------      -----------     ----------
TOTAL NET ASSETS.......................................    $7,018,605      $48,058,179      $17,554,308     $4,790,625
                                                           ==========      ===========      ===========     ==========

Investments in shares of the Portfolios, at cost.......    $5,342,254      $27,718,964      $11,250,010     $4,378,058
The Portfolios shares held
   Class A.............................................       265,127               --               --             --
   Class B.............................................       306,721        1,452,452        2,035,897        398,466
   Initial Class.......................................            --               --               --             --
   Service Class.......................................            --               --               --             --
   Service Class 2.....................................            --               --               --             --

                                                        FIDELITY(R) VIP ASSET FIDELITY(R) VIP
                                                               MANAGER         CONTRAFUND(R)
                                                              PORTFOLIO          PORTFOLIO
                                                        --------------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.        $9,889           $28,090,079
Receivable for shares of the Portfolios sold...........            --                 6,555
                                                               ------           -----------
   Total assets........................................         9,889            28,096,634
                                                               ------           -----------

LIABILITIES:
Payable for policy-related transactions................            --                 6,555
                                                               ------           -----------
   Total liabilities...................................            --                 6,555
                                                               ------           -----------
NET ASSETS.............................................        $9,889           $28,090,079
                                                               ======           ===========

NET ASSETS:
Accumulation Unit Value................................        $9,889           $28,075,681
Retained by MONY America in Variable Account L.........            --                14,398
                                                               ------           -----------
TOTAL NET ASSETS.......................................        $9,889           $28,090,079
                                                               ======           ===========

Investments in shares of the Portfolios, at cost.......        $8,218           $17,559,495
The Portfolios shares held
   Class A.............................................            --                    --
   Class B.............................................            --                    --
   Initial Class.......................................           574               119,534
   Service Class.......................................            --               649,389
   Service Class 2.....................................            --                51,792

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        FIDELITY(R) VIP                                     FRANKLIN RISING
                                                        GROWTH & INCOME FIDELITY(R) VIP MID FRANKLIN INCOME    DIVIDENDS
                                                           PORTFOLIO       CAP PORTFOLIO    SECURITIES FUND SECURITIES FUND
                                                        --------------- ------------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $1,143,378        $1,240,484        $7,724,291      $4,034,535
Receivable for shares of the Portfolios sold...........           --                --               405              --
Receivable for policy-related transactions.............           40               722                --           2,340
                                                          ----------        ----------        ----------      ----------
   Total assets........................................    1,143,418         1,241,206         7,724,696       4,036,875
                                                          ----------        ----------        ----------      ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           40               722                --           2,340
Payable for policy-related transactions................           --                --               405              --
                                                          ----------        ----------        ----------      ----------
   Total liabilities...................................           40               722               405           2,340
                                                          ----------        ----------        ----------      ----------
NET ASSETS.............................................   $1,143,378        $1,240,484        $7,724,291      $4,034,535
                                                          ==========        ==========        ==========      ==========

NET ASSETS:
Accumulation Unit Value................................   $1,143,373        $1,240,484        $7,724,115      $4,034,148
Retained by MONY America in Variable Account L.........            5                --               176             387
                                                          ----------        ----------        ----------      ----------
TOTAL NET ASSETS.......................................   $1,143,378        $1,240,484        $7,724,291      $4,034,535
                                                          ==========        ==========        ==========      ==========

Investments in shares of the Portfolios, at cost.......   $  823,845        $1,171,915        $6,631,328      $3,156,416
The Portfolios shares held
   Class 2.............................................           --                --           480,665         146,073
   Initial Class.......................................       44,784                --                --              --
   Service Class 2.....................................       15,208            34,845                --              --

                                                        FRANKLIN SMALL      FRANKLIN
                                                           CAP VALUE    STRATEGIC INCOME
                                                        SECURITIES FUND SECURITIES FUND
                                                        --------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $209,916        $1,650,419
Receivable for shares of the Portfolios sold...........          --                --
Receivable for policy-related transactions.............       8,626             5,747
                                                           --------        ----------
   Total assets........................................     218,542         1,656,166
                                                           --------        ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       8,626             5,732
Payable for policy-related transactions................          --                --
                                                           --------        ----------
   Total liabilities...................................       8,626             5,732
                                                           --------        ----------
NET ASSETS.............................................    $209,916        $1,650,434
                                                           ========        ==========

NET ASSETS:
Accumulation Unit Value................................    $209,916        $1,650,430
Retained by MONY America in Variable Account L.........          --                 4
                                                           --------        ----------
TOTAL NET ASSETS.......................................    $209,916        $1,650,434
                                                           ========        ==========

Investments in shares of the Portfolios, at cost.......    $161,225        $1,670,295
The Portfolios shares held
   Class 2.............................................       8,721           134,180
   Initial Class.......................................          --                --
   Service Class 2.....................................          --                --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-13

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                           INVESCO V.I.
                                                        GOLDMAN SACHS VIT   DIVERSIFIED  INVESCO V.I. GLOBAL INVESCO V.I. GLOBAL
                                                        MID CAP VALUE FUND DIVIDEND FUND  CORE EQUITY FUND    HEALTH CARE FUND
                                                        ------------------ ------------- ------------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.      $498,944       $2,751,519        $556,815            $955,635
Receivable for shares of the Portfolios sold...........            --                6              12                  13
Receivable for policy-related transactions.............            46               --              --                  --
                                                             --------       ----------        --------            --------
   Total assets........................................       498,990        2,751,525         556,827             955,648
                                                             --------       ----------        --------            --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            16               --              --                  --
Payable for policy-related transactions................            --                1              12                  13
                                                             --------       ----------        --------            --------
   Total liabilities...................................            16                1              12                  13
                                                             --------       ----------        --------            --------
NET ASSETS.............................................      $498,974       $2,751,524        $556,815            $955,635
                                                             ========       ==========        ========            ========

NET ASSETS:
Accumulation Unit Value................................      $498,974       $2,751,521        $556,765            $955,631
Retained by MONY America in Variable Account L.........            --                3              50                   4
                                                             --------       ----------        --------            --------
TOTAL NET ASSETS.......................................      $498,974       $2,751,524        $556,815            $955,635
                                                             ========       ==========        ========            ========

Investments in shares of the Portfolios, at cost.......      $428,102       $2,060,335        $451,690            $544,305
The Portfolios shares held
   Series I............................................            --          131,463          61,459              32,593
   Series II...........................................            --               --              --                  --
   Service Shares Class................................        26,739               --              --                  --

                                                                            INVESCO V.I.
                                                        INVESCO V.I. GLOBAL INTERNATIONAL
                                                         REAL ESTATE FUND    GROWTH FUND
                                                        ------------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $1,426,974       $1,001,801
Receivable for shares of the Portfolios sold...........             --               --
Receivable for policy-related transactions.............            132            6,969
                                                            ----------       ----------
   Total assets........................................      1,427,106        1,008,770
                                                            ----------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             57            6,909
Payable for policy-related transactions................             --               --
                                                            ----------       ----------
   Total liabilities...................................             57            6,909
                                                            ----------       ----------
NET ASSETS.............................................     $1,427,049       $1,001,861
                                                            ==========       ==========

NET ASSETS:
Accumulation Unit Value................................     $1,427,049       $1,001,855
Retained by MONY America in Variable Account L.........             --                6
                                                            ----------       ----------
TOTAL NET ASSETS.......................................     $1,427,049       $1,001,861
                                                            ==========       ==========

Investments in shares of the Portfolios, at cost.......     $1,406,627       $  851,582
The Portfolios shares held
   Series I............................................             --               --
   Series II...........................................         95,770           28,721
   Service Shares Class................................             --               --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-14

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        INVESCO V.I. MID CAP INVESCO V.I. SMALL  INVESCO V.I.   IVY FUNDS VIP
                                                          CORE EQUITY FUND    CAP EQUITY FUND   TECHNOLOGY FUND    ENERGY
                                                        -------------------- ------------------ --------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.       $269,039            $238,494         $355,499      $1,091,207
Receivable for shares of the Portfolios sold...........             --                  --               12              --
Receivable for policy-related transactions.............          1,380                  44               --           1,295
                                                              --------            --------         --------      ----------
   Total assets........................................        270,419             238,538          355,511       1,092,502
                                                              --------            --------         --------      ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          1,380                  44               --           1,240
Payable for policy-related transactions................             --                  --               12              --
                                                              --------            --------         --------      ----------
   Total liabilities...................................          1,380                  44               12           1,240
                                                              --------            --------         --------      ----------
NET ASSETS.............................................       $269,039            $238,494         $355,499      $1,091,262
                                                              ========            ========         ========      ==========

NET ASSETS:
Accumulation Unit Value................................       $269,039            $238,494         $355,358      $1,091,260
Retained by MONY America in Variable Account L.........             --                  --              141               2
                                                              --------            --------         --------      ----------
TOTAL NET ASSETS.......................................       $269,039            $238,494         $355,499      $1,091,262
                                                              ========            ========         ========      ==========

Investments in shares of the Portfolios, at cost.......       $233,037            $182,642         $267,649      $  905,915
The Portfolios shares held
   Common Shares.......................................             --                  --               --         145,420
   Series I............................................             --                  --           18,306              --
   Series II...........................................         17,996               9,597               --              --

                                                        IVY FUNDS VIP HIGH IVY FUNDS VIP MID
                                                              INCOME          CAP GROWTH
                                                        ------------------ -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.      $591,066         $1,303,451
Receivable for shares of the Portfolios sold...........            --                 --
Receivable for policy-related transactions.............           130              3,532
                                                             --------         ----------
   Total assets........................................       591,196          1,306,983
                                                             --------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           130              3,532
Payable for policy-related transactions................            --                 --
                                                             --------         ----------
   Total liabilities...................................           130              3,532
                                                             --------         ----------
NET ASSETS.............................................      $591,066         $1,303,451
                                                             ========         ==========

NET ASSETS:
Accumulation Unit Value................................      $591,066         $1,303,152
Retained by MONY America in Variable Account L.........            --                299
                                                             --------         ----------
TOTAL NET ASSETS.......................................      $591,066         $1,303,451
                                                             ========         ==========

Investments in shares of the Portfolios, at cost.......      $579,445         $1,094,516
The Portfolios shares held
   Common Shares.......................................       147,918            121,553
   Series I............................................            --                 --
   Series II...........................................            --                 --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        IVY FUNDS VIP                     JANUS ASPEN SERIES JANUS ASPEN SERIES
                                                         SCIENCE AND  IVY FUNDS VIP SMALL      BALANCED          ENTERPRISE
                                                         TECHNOLOGY       CAP GROWTH          PORTFOLIO          PORTFOLIO
                                                        ------------- ------------------- ------------------ ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $320,797         $561,484           $9,121,768        $13,604,327
Receivable for shares of the Portfolios sold...........         --               --                  698              1,822
Receivable for policy-related transactions.............        401               86                   --                 --
                                                          --------         --------           ----------        -----------
   Total assets........................................    321,198          561,570            9,122,466         13,606,149
                                                          --------         --------           ----------        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        401               71                   --                 --
Payable for policy-related transactions................         --               --                  698              1,822
                                                          --------         --------           ----------        -----------
   Total liabilities...................................        401               71                  698              1,822
                                                          --------         --------           ----------        -----------
NET ASSETS.............................................   $320,797         $561,499           $9,121,768        $13,604,327
                                                          ========         ========           ==========        ===========

NET ASSETS:
Accumulation Unit Value................................   $320,797         $561,497           $9,121,544        $13,588,592
Retained by MONY America in Variable Account L.........         --                2                  224             15,735
                                                          --------         --------           ----------        -----------
TOTAL NET ASSETS.......................................   $320,797         $561,499           $9,121,768        $13,604,327
                                                          ========         ========           ==========        ===========

Investments in shares of the Portfolios, at cost.......   $282,643         $463,560           $8,123,767        $ 7,843,276
The Portfolios shares held
   Common Shares.......................................     12,067           40,815                   --                 --
   Institutional Shares................................         --               --              301,347            230,738
   Service Shares Class................................         --               --                   --                 --

                                                                           JANUS ASPEN SERIES
                                                        JANUS ASPEN SERIES  GLOBAL RESEARCH
                                                         FORTY PORTFOLIO       PORTFOLIO
                                                        ------------------ ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $15,443,180        $11,194,027
Receivable for shares of the Portfolios sold...........         10,921              7,837
Receivable for policy-related transactions.............             --                 --
                                                           -----------        -----------
   Total assets........................................     15,454,101         11,201,864
                                                           -----------        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --                 --
Payable for policy-related transactions................         10,921              7,837
                                                           -----------        -----------
   Total liabilities...................................         10,921              7,837
                                                           -----------        -----------
NET ASSETS.............................................    $15,443,180        $11,194,027
                                                           ===========        ===========

NET ASSETS:
Accumulation Unit Value................................    $15,439,425        $11,184,398
Retained by MONY America in Variable Account L.........          3,755              9,629
                                                           -----------        -----------
TOTAL NET ASSETS.......................................    $15,443,180        $11,194,027
                                                           ===========        ===========

Investments in shares of the Portfolios, at cost.......    $ 9,411,217        $ 7,686,719
The Portfolios shares held
   Common Shares.......................................             --                 --
   Institutional Shares................................        239,792            287,100
   Service Shares Class................................         50,623                 --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                        JANUS ASPEN SERIES JANUS ASPEN SERIES LAZARD RETIREMENT     MFS(R)
                                                             OVERSEAS       PERKINS MID CAP   EMERGING MARKETS   INTERNATIONAL
                                                            PORTFOLIO       VALUE PORTFOLIO   EQUITY PORTFOLIO  VALUE PORTFOLIO
                                                        ------------------ ------------------ ----------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $4,409,365         $2,525,133        $2,869,786       $2,554,467
Receivable for shares of the Portfolios sold...........            632                 --                --               --
Receivable for policy-related transactions.............             --                 --             1,122            9,526
                                                            ----------         ----------        ----------       ----------
   Total assets........................................      4,409,997          2,525,133         2,870,908        2,563,993
                                                            ----------         ----------        ----------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --                 --             1,122            9,501
Payable for policy-related transactions................            632                 --                --               --
                                                            ----------         ----------        ----------       ----------
   Total liabilities...................................            632                 --             1,122            9,501
                                                            ----------         ----------        ----------       ----------
NET ASSETS.............................................     $4,409,365         $2,525,133        $2,869,786       $2,554,492
                                                            ==========         ==========        ==========       ==========

NET ASSETS:
Accumulation Unit Value................................     $4,409,037         $2,524,376        $2,869,270       $2,554,490
Retained by MONY America in Variable Account L.........            328                757               516                2
                                                            ----------         ----------        ----------       ----------
TOTAL NET ASSETS.......................................     $4,409,365         $2,525,133        $2,869,786       $2,554,492
                                                            ==========         ==========        ==========       ==========

Investments in shares of the Portfolios, at cost.......     $4,112,579         $2,022,239        $2,863,591       $2,160,964
The Portfolios shares held
   Institutional Shares................................          3,347                 --                --               --
   Service Class.......................................             --                 --                --          118,372
   Service Shares Class................................        104,319            133,042           133,416               --

                                                        MFS(R) INVESTORS
                                                          GROWTH STOCK   MFS(R) INVESTORS
                                                             SERIES        TRUST SERIES
                                                        ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $122,314         $70,602
Receivable for shares of the Portfolios sold...........           --              --
Receivable for policy-related transactions.............          540              --
                                                            --------         -------
   Total assets........................................      122,854          70,602
                                                            --------         -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          515              --
Payable for policy-related transactions................           --              --
                                                            --------         -------
   Total liabilities...................................          515              --
                                                            --------         -------
NET ASSETS.............................................     $122,339         $70,602
                                                            ========         =======

NET ASSETS:
Accumulation Unit Value................................     $122,332         $70,602
Retained by MONY America in Variable Account L.........            7              --
                                                            --------         -------
TOTAL NET ASSETS.......................................     $122,339         $70,602
                                                            ========         =======

Investments in shares of the Portfolios, at cost.......     $100,683         $55,455
The Portfolios shares held
   Institutional Shares................................           --              --
   Service Class.......................................        8,176           2,376
   Service Shares Class................................           --              --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                                         MULTIMANAGER
                                                        MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER INTERNATIONAL
                                                             SERIES      AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*
                                                        ---------------- ------------------ ------------ -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $1,743,965        $2,757,364     $12,167,093   $2,204,691
Receivable for shares of the Portfolios sold...........            27             1,784              --           --
Receivable for policy-related transactions.............            --                --             972          101
                                                           ----------        ----------     -----------   ----------
   Total assets........................................     1,743,992         2,759,148      12,168,065    2,204,792
                                                           ----------        ----------     -----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --                --             972          101
Payable for policy-related transactions................            17             1,769              --           --
                                                           ----------        ----------     -----------   ----------
   Total liabilities...................................            17             1,769             972          101
                                                           ----------        ----------     -----------   ----------
NET ASSETS.............................................    $1,743,975        $2,757,379     $12,167,093   $2,204,691
                                                           ==========        ==========     ===========   ==========

NET ASSETS:
Accumulation Unit Value................................    $1,743,975        $2,757,374     $12,154,478   $2,204,691
Retained by MONY America in Variable Account L.........            --                 5          12,615           --
                                                           ----------        ----------     -----------   ----------
TOTAL NET ASSETS.......................................    $1,743,975        $2,757,379     $12,167,093   $2,204,691
                                                           ==========        ==========     ===========   ==========

Investments in shares of the Portfolios, at cost.......    $1,342,130        $1,791,126     $12,702,500   $1,824,832
The Portfolios shares held
   Class A.............................................            --                --         989,635           --
   Class B.............................................            --            70,245         242,305      183,550
   Initial Class.......................................        54,704                --              --           --

                                                         MULTIMANAGER
                                                        LARGE CAP CORE   MULTIMANAGER
                                                           EQUITY*     LARGE CAP VALUE*
                                                        -------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $409,735       $1,786,352
Receivable for shares of the Portfolios sold...........          --               --
Receivable for policy-related transactions.............          --              101
                                                           --------       ----------
   Total assets........................................     409,735        1,786,453
                                                           --------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --              101
Payable for policy-related transactions................          --               --
                                                           --------       ----------
   Total liabilities...................................          --              101
                                                           --------       ----------
NET ASSETS.............................................    $409,735       $1,786,352
                                                           ========       ==========

NET ASSETS:
Accumulation Unit Value................................    $409,735       $1,786,146
Retained by MONY America in Variable Account L.........          --              206
                                                           --------       ----------
TOTAL NET ASSETS.......................................    $409,735       $1,786,352
                                                           ========       ==========

Investments in shares of the Portfolios, at cost.......    $290,225       $1,178,611
The Portfolios shares held
   Class A.............................................          --              300
   Class B.............................................      28,724          131,112
   Initial Class.......................................          --               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                        MULTIMANAGER MID MULTIMANAGER MID    MULTIMANAGER      MULTIMANAGER
                                                          CAP GROWTH*       CAP VALUE*    MULTI-SECTOR BOND* SMALL CAP GROWTH*
                                                        ---------------- ---------------- ------------------ -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $899,131        $1,650,796        $2,822,560        $14,966,910
Receivable for shares of the Portfolios sold...........           --                --                --              2,876
Receivable for policy-related transactions.............          542                35             1,532                 --
                                                            --------        ----------        ----------        -----------
   Total assets........................................      899,673         1,650,831         2,824,092         14,969,786
                                                            --------        ----------        ----------        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          537                10             1,532                 --
Payable for policy-related transactions................           --                --                --              2,876
                                                            --------        ----------        ----------        -----------
   Total liabilities...................................          537                10             1,532              2,876
                                                            --------        ----------        ----------        -----------
NET ASSETS.............................................     $899,136        $1,650,821        $2,822,560        $14,966,910
                                                            ========        ==========        ==========        ===========

NET ASSETS:
Accumulation Unit Value................................     $899,133        $1,650,815        $2,822,250        $14,933,692
Retained by MONY America in Variable Account L.........            3                 6               310             33,218
                                                            --------        ----------        ----------        -----------
TOTAL NET ASSETS.......................................     $899,136        $1,650,821        $2,822,560        $14,966,910
                                                            ========        ==========        ==========        ===========

Investments in shares of the Portfolios, at cost.......     $777,091        $1,089,714        $2,880,564        $ 9,051,522
The Portfolios shares held
   Class A.............................................           --                --           291,916                 --
   Class B.............................................       92,976           124,845           441,982          1,221,751

                                                          MULTIMANAGER   MULTIMANAGER
                                                        SMALL CAP VALUE* TECHNOLOGY*
                                                        ---------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $1,047,663     $2,840,927
Receivable for shares of the Portfolios sold...........             5          5,242
Receivable for policy-related transactions.............            --             --
                                                           ----------     ----------
   Total assets........................................     1,047,668      2,846,169
                                                           ----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --             --
Payable for policy-related transactions................             5          5,242
                                                           ----------     ----------
   Total liabilities...................................             5          5,242
                                                           ----------     ----------
NET ASSETS.............................................    $1,047,663     $2,840,927
                                                           ==========     ==========

NET ASSETS:
Accumulation Unit Value................................    $1,047,362     $2,840,927
Retained by MONY America in Variable Account L.........           301             --
                                                           ----------     ----------
TOTAL NET ASSETS.......................................    $1,047,663     $2,840,927
                                                           ==========     ==========

Investments in shares of the Portfolios, at cost.......    $  672,849     $1,842,707
The Portfolios shares held
   Class A.............................................            --             --
   Class B.............................................        64,745        151,514

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                                                            PIMCO
                                                                                       COMMODITYREALRET PIMCO GLOBAL BOND
                                                         MUTUAL SHARES   OPPENHEIMER   URN(R) STRATEGY      PORTFOLIO
                                                        SECURITIES FUND GLOBAL FUND/VA    PORTFOLIO        (UNHEDGED)
                                                        --------------- -------------- ---------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $246,553       $2,486,940       $792,807        $3,239,463
Receivable for shares of the Portfolios sold...........          --              235             --               567
Receivable for policy-related transactions.............          75               --            801                --
                                                           --------       ----------       --------        ----------
   Total assets........................................     246,628        2,487,175        793,608         3,240,030
                                                           --------       ----------       --------        ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --               --            801                --
Payable for policy-related transactions................          --              235             --               567
                                                           --------       ----------       --------        ----------
   Total liabilities...................................          --              235            801               567
                                                           --------       ----------       --------        ----------
NET ASSETS.............................................    $246,628       $2,486,940       $792,807        $3,239,463
                                                           ========       ==========       ========        ==========

NET ASSETS:
Accumulation Unit Value................................    $246,620       $2,486,833       $792,734        $3,238,951
Retained by MONY America in Variable Account L.........           8              107             73               512
                                                           --------       ----------       --------        ----------
TOTAL NET ASSETS.......................................    $246,628       $2,486,940       $792,807        $3,239,463
                                                           ========       ==========       ========        ==========

Investments in shares of the Portfolios, at cost.......    $192,246       $1,627,872       $929,112        $3,614,092
The Portfolios shares held
   Administrative Class................................          --               --             --           262,517
   Advisor Class.......................................          --               --        131,042                --
   Class 2.............................................      11,399               --             --                --
   Service Class.......................................          --           61,451             --                --


                                                        PIMCO REAL RETURN   PIMCO TOTAL
                                                            PORTFOLIO     RETURN PORTFOLIO
                                                        ----------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $2,000,563        $4,178,230
Receivable for shares of the Portfolios sold...........            --                --
Receivable for policy-related transactions.............         1,466             2,031
                                                           ----------        ----------
   Total assets........................................     2,002,029         4,180,261
                                                           ----------        ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         1,466             2,031
Payable for policy-related transactions................            --                --
                                                           ----------        ----------
   Total liabilities...................................         1,466             2,031
                                                           ----------        ----------
NET ASSETS.............................................    $2,000,563        $4,178,230
                                                           ==========        ==========

NET ASSETS:
Accumulation Unit Value................................    $2,000,230        $4,177,966
Retained by MONY America in Variable Account L.........           333               264
                                                           ----------        ----------
TOTAL NET ASSETS.......................................    $2,000,563        $4,178,230
                                                           ==========        ==========

Investments in shares of the Portfolios, at cost.......    $2,232,949        $4,319,917
The Portfolios shares held
   Administrative Class................................            --                --
   Advisor Class.......................................       158,775           380,531
   Class 2.............................................            --                --
   Service Class.......................................            --                --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-20

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                          TEMPLETON
                                                        T. ROWE PRICE    DEVELOPING    TEMPLETON GLOBAL     TEMPLETON
                                                        EQUITY INCOME      MARKETS     BOND SECURITIES  GROWTH SECURITIES
                                                        PORTFOLIO - II SECURITIES FUND       FUND             FUND
                                                        -------------- --------------- ---------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $582,489      $16,492,226     $19,552,037        $349,390
Receivable for shares of the Portfolios sold...........          --               --              --               5
Receivable for policy-related transactions.............         960               63           3,412              --
                                                           --------      -----------     -----------        --------
   Total assets........................................     583,449       16,492,289      19,555,449         349,395
                                                           --------      -----------     -----------        --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         960               48           3,292              --
                                                           --------      -----------     -----------        --------
   Total liabilities...................................         960               48           3,292              --
                                                           --------      -----------     -----------        --------
NET ASSETS.............................................    $582,489      $16,492,241     $19,552,157        $349,395
                                                           ========      ===========     ===========        ========

NET ASSETS:
Accumulation Unit Value................................    $582,489      $16,492,236     $19,552,142        $349,393
Retained by MONY America in Variable Account L.........          --                5              15               2
                                                           --------      -----------     -----------        --------
TOTAL NET ASSETS.......................................    $582,489      $16,492,241     $19,552,157        $349,395
                                                           ========      ===========     ===========        ========

Investments in shares of the Portfolios, at cost.......    $471,810      $15,714,779     $19,395,348        $290,817
The Portfolios shares held
   Class I.............................................          --               --              --              --
   Class II............................................      20,525               --              --              --
   Class 2.............................................          --        1,618,472       1,051,185          22,941
   Initial Class.......................................          --               --              --              --

                                                        UIF EMERGING   VAN ECK VIP
                                                        MARKETS DEBT EMERGING MARKETS
                                                         PORTFOLIO         FUND
                                                        ------------ ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $171,396      $1,563,645
Receivable for shares of the Portfolios sold...........         --              --
Receivable for policy-related transactions.............         --               5
                                                          --------      ----------
   Total assets........................................    171,396       1,563,650
                                                          --------      ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         --              --
                                                          --------      ----------
   Total liabilities...................................         --              --
                                                          --------      ----------
NET ASSETS.............................................   $171,396      $1,563,650
                                                          ========      ==========

NET ASSETS:
Accumulation Unit Value................................   $171,384      $1,563,646
Retained by MONY America in Variable Account L.........         12               4
                                                          --------      ----------
TOTAL NET ASSETS.......................................   $171,396      $1,563,650
                                                          ========      ==========

Investments in shares of the Portfolios, at cost.......   $169,550      $1,025,896
The Portfolios shares held
   Class I.............................................     20,851              --
   Class II............................................         --              --
   Class 2.............................................         --              --
   Initial Class.......................................         --         104,943

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                             VAN ECK VIP
                                                                            UNCONSTRAINED
                                                        VAN ECK VIP GLOBAL EMERGING MARKETS
                                                         HARD ASSETS FUND     BOND FUND
                                                        ------------------ ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $2,290,021         $870,766
Receivable for shares of the Portfolios sold...........            177               --
                                                            ----------         --------
   Total assets........................................      2,290,198          870,766
                                                            ----------         --------

LIABILITIES:
Payable for policy-related transactions................            122               --
                                                            ----------         --------
   Total liabilities...................................            122               --
                                                            ----------         --------
NET ASSETS.............................................     $2,290,076         $870,766
                                                            ==========         ========

NET ASSETS:
Accumulation Unit Value................................     $2,290,071         $870,766
Retained by MONY America in Variable Account L.........              5               --
                                                            ----------         --------
TOTAL NET ASSETS.......................................     $2,290,076         $870,766
                                                            ==========         ========

Investments in shares of the Portfolios, at cost.......     $2,109,648         $954,901
The Portfolios shares held
   Class S Shares......................................         35,721               --
   Initial Class.......................................         38,189           82,225

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


The following table provides units and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges.

                                                                CONTRACT                               UNITS
FUND NAME                                                       CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
---------                                                       -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 25....................................  0.00%         B          $108.48          536

ALL ASSET GROWTH-ALT 20........................................  0.00%         B          $ 17.31       10,091
ALL ASSET GROWTH-ALT 20........................................  0.00%         B          $133.30       14,295
ALL ASSET GROWTH-ALT 20........................................  0.35%         B          $ 14.62      137,535
ALL ASSET GROWTH-ALT 20........................................  0.35%         B          $ 14.82      712,235
ALL ASSET GROWTH-ALT 20........................................  0.35%         B          $ 15.44          984
ALL ASSET GROWTH-ALT 20........................................  0.35%         B          $ 16.04      172,219
ALL ASSET GROWTH-ALT 20........................................  0.75%         B          $ 29.89    1,650,803

ALL ASSET MODERATE GROWTH-ALT 15...............................  0.00%         B          $104.94        1,729

AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.00%      Class II      $159.77        4,160

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.00%      Class 4       $112.59          220

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.00%      Class 4       $106.91          212

AXA AGGRESSIVE ALLOCATION......................................  0.00%         A          $ 11.92           74
AXA AGGRESSIVE ALLOCATION......................................  0.00%         B          $193.51      133,870
AXA AGGRESSIVE ALLOCATION......................................  0.35%         B          $ 11.52       83,484
AXA AGGRESSIVE ALLOCATION......................................  0.75%         B          $ 11.22       12,375

AXA BALANCED STRATEGY..........................................  0.00%         B          $134.82      113,942

AXA CONSERVATIVE ALLOCATION....................................  0.00%         A          $ 12.29           63
AXA CONSERVATIVE ALLOCATION....................................  0.00%         B          $146.04       21,179
AXA CONSERVATIVE ALLOCATION....................................  0.35%         B          $ 11.87       14,329
AXA CONSERVATIVE ALLOCATION....................................  0.75%         B          $ 11.56       25,037

AXA CONSERVATIVE GROWTH STRATEGY...............................  0.00%         B          $129.42       31,348

AXA CONSERVATIVE-PLUS ALLOCATION...............................  0.00%         A          $ 12.30        9,634
AXA CONSERVATIVE-PLUS ALLOCATION...............................  0.00%         B          $157.62       37,930
AXA CONSERVATIVE-PLUS ALLOCATION...............................  0.35%         B          $ 11.88       66,173
AXA CONSERVATIVE-PLUS ALLOCATION...............................  0.75%         B          $ 11.57       27,761

AXA CONSERVATIVE STRATEGY......................................  0.00%         B          $118.79       14,453

AXA GROWTH STRATEGY............................................  0.00%         B          $146.14      108,909

AXA MODERATE ALLOCATION........................................  0.00%         A          $ 12.14          437
AXA MODERATE ALLOCATION........................................  0.00%         B          $170.31      209,322
AXA MODERATE ALLOCATION........................................  0.35%         B          $ 11.73      169,587
AXA MODERATE ALLOCATION........................................  0.75%         B          $ 11.42       82,444

AXA MODERATE GROWTH STRATEGY...................................  0.00%         B          $140.39      281,317

AXA MODERATE-PLUS ALLOCATION...................................  0.00%         A          $ 12.17        6,158
AXA MODERATE-PLUS ALLOCATION...................................  0.00%         B          $185.27      427,953
AXA MODERATE-PLUS ALLOCATION...................................  0.35%         B          $ 11.76      278,826
AXA MODERATE-PLUS ALLOCATION...................................  0.75%         B          $ 11.45       72,214

AXA TACTICAL MANAGER 400.......................................  0.00%         B          $150.51        2,124

AXA TACTICAL MANAGER 500.......................................  0.00%         B          $150.49        2,557

AXA TACTICAL MANAGER 2000......................................  0.00%         B          $150.04        1,774

AXA TACTICAL MANAGER INTERNATIONAL.............................  0.00%         B          $124.51        1,791

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                       CONTRACT                               UNITS
FUND NAME                              CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
---------                              -------- --------------- ---------- -----------
DREYFUS STOCK INDEX FUND, INC.........  0.00%   Initial Shares   $ 25.62     826,027
DREYFUS STOCK INDEX FUND, INC.........  0.35%   Initial Shares   $ 16.20      75,181
DREYFUS STOCK INDEX FUND, INC.........  0.35%   Initial Shares   $ 16.29     742,582
DREYFUS STOCK INDEX FUND, INC.........  0.75%   Initial Shares   $ 14.31     222,848

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.00%         A          $ 24.13         174
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.35%         A          $ 21.71      36,396
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.00%         B          $326.52       9,254

EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%         B          $392.69      16,753
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.35%         B          $ 21.02      47,274

EQ/BOSTON ADVISORS EQUITY INCOME......  0.00%         A          $ 26.22     275,266
EQ/BOSTON ADVISORS EQUITY INCOME......  0.60%         A          $ 15.87      37,565
EQ/BOSTON ADVISORS EQUITY INCOME......  0.00%         B          $184.90       8,383
EQ/BOSTON ADVISORS EQUITY INCOME......  0.35%         B          $ 20.77       1,398
EQ/BOSTON ADVISORS EQUITY INCOME......  0.35%         B          $ 21.00      23,092
EQ/BOSTON ADVISORS EQUITY INCOME......  0.35%         B          $ 21.43     185,485
EQ/BOSTON ADVISORS EQUITY INCOME......  0.35%         B          $ 21.79     102,272
EQ/BOSTON ADVISORS EQUITY INCOME......  0.75%         B          $ 18.14      91,816

EQ/CALVERT SOCIALLY RESPONSIBLE.......  0.00%         A          $ 12.79         318
EQ/CALVERT SOCIALLY RESPONSIBLE.......  0.35%         A          $ 10.81       7,805
EQ/CALVERT SOCIALLY RESPONSIBLE.......  0.35%         A          $ 11.21      84,400
EQ/CALVERT SOCIALLY RESPONSIBLE.......  0.75%         A          $ 12.06      21,041
EQ/CALVERT SOCIALLY RESPONSIBLE.......  0.00%         B          $142.10         826
EQ/CALVERT SOCIALLY RESPONSIBLE.......  0.35%         B          $ 15.19      22,371

EQ/CAPITAL GUARDIAN RESEARCH..........  0.00%         A          $ 15.51       5,857
EQ/CAPITAL GUARDIAN RESEARCH..........  0.35%         A          $ 14.86      91,352
EQ/CAPITAL GUARDIAN RESEARCH..........  0.35%         A          $ 15.16      16,839
EQ/CAPITAL GUARDIAN RESEARCH..........  0.35%         A          $ 22.26      45,645
EQ/CAPITAL GUARDIAN RESEARCH..........  0.60%         A          $ 16.91     101,106
EQ/CAPITAL GUARDIAN RESEARCH..........  0.75%         A          $ 18.20      10,927
EQ/CAPITAL GUARDIAN RESEARCH..........  0.00%         B          $219.89       3,024

EQ/COMMON STOCK INDEX.................  0.00%         A          $ 23.33       1,613
EQ/COMMON STOCK INDEX.................  0.00%         B          $149.10      60,850

EQ/CORE BOND INDEX....................  0.00%         A          $ 15.08     672,240
EQ/CORE BOND INDEX....................  0.35%         A          $ 14.48      47,043
EQ/CORE BOND INDEX....................  0.35%         A          $ 14.70     379,327
EQ/CORE BOND INDEX....................  0.35%         A          $ 15.08       7,108
EQ/CORE BOND INDEX....................  0.35%         A          $ 15.16     371,973
EQ/CORE BOND INDEX....................  0.60%         A          $ 11.17       8,971
EQ/CORE BOND INDEX....................  0.75%         A          $ 11.09     250,694
EQ/CORE BOND INDEX....................  0.00%         B          $134.86      17,246

EQ/EQUITY 500 INDEX...................  0.00%         B          $161.55      72,836

EQ/EQUITY GROWTH PLUS.................  0.00%         B          $234.82      13,843
EQ/EQUITY GROWTH PLUS.................  0.35%         B          $ 16.08     392,123
EQ/EQUITY GROWTH PLUS.................  0.75%         B          $ 15.56     130,173

EQ/GAMCO MERGERS AND ACQUISITIONS.....  0.00%         B          $160.43       7,288

EQ/GAMCO SMALL COMPANY VALUE..........  0.00%         B          $ 69.52      44,881
EQ/GAMCO SMALL COMPANY VALUE..........  0.00%         B          $316.74      38,565
EQ/GAMCO SMALL COMPANY VALUE..........  0.35%         B          $ 40.58       7,292
EQ/GAMCO SMALL COMPANY VALUE..........  0.35%         B          $ 42.20     308,369

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                 CONTRACT                               UNITS
FUND NAME                        CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
---------                        -------- --------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE....  0.35%          B         $ 52.86      35,938
EQ/GAMCO SMALL COMPANY VALUE....  0.35%          B         $ 55.98     430,674
EQ/GAMCO SMALL COMPANY VALUE....  0.75%          B         $ 99.65     420,001

EQ/GLOBAL BOND PLUS.............  0.00%          B         $134.72      11,591

EQ/GLOBAL MULTI-SECTOR EQUITY...  0.35%          A         $ 34.30          87
EQ/GLOBAL MULTI-SECTOR EQUITY...  0.35%          A         $ 36.43      29,306
EQ/GLOBAL MULTI-SECTOR EQUITY...  0.00%          B         $267.75      25,906

EQ/INTERMEDIATE GOVERNMENT BOND.  0.00%          A         $ 17.76     417,409
EQ/INTERMEDIATE GOVERNMENT BOND.  0.35%          A         $ 13.56     132,534
EQ/INTERMEDIATE GOVERNMENT BOND.  0.35%          A         $ 13.57       3,432
EQ/INTERMEDIATE GOVERNMENT BOND.  0.35%          A         $ 15.90     127,334
EQ/INTERMEDIATE GOVERNMENT BOND.  0.35%          A         $ 15.95      10,305
EQ/INTERMEDIATE GOVERNMENT BOND.  0.75%          A         $ 18.67      68,402
EQ/INTERMEDIATE GOVERNMENT BOND.  0.00%          B         $120.89       6,020

EQ/INTERNATIONAL CORE PLUS......  0.00%          B         $158.86       9,329

EQ/INTERNATIONAL EQUITY INDEX...  0.00%          A         $ 13.83     224,276
EQ/INTERNATIONAL EQUITY INDEX...  0.00%          B         $139.91      31,623

EQ/INTERNATIONAL VALUE PLUS.....  0.00%          A         $ 18.48      72,550
EQ/INTERNATIONAL VALUE PLUS.....  0.00%          B         $174.86      17,904

EQ/INVESCO COMSTOCK.............  0.00%          B         $173.86       9,094

EQ/JPMORGAN VALUE OPPORTUNITIES.  0.00%          A         $ 12.31          56
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.00%          B         $241.95       3,814

EQ/LARGE CAP CORE PLUS..........  0.00%          B         $152.79      10,605

EQ/LARGE CAP GROWTH INDEX.......  0.00%          B         $139.14      14,643

EQ/LARGE CAP GROWTH PLUS........  0.00%          A         $ 17.87      13,055
EQ/LARGE CAP GROWTH PLUS........  0.00%          B         $281.39       6,618

EQ/LARGE CAP VALUE INDEX........  0.35%          A         $ 18.81       5,343
EQ/LARGE CAP VALUE INDEX........  0.35%          A         $ 19.89      99,591
EQ/LARGE CAP VALUE INDEX........  0.35%          A         $ 19.99     259,422
EQ/LARGE CAP VALUE INDEX........  0.35%          A         $ 20.00       6,458
EQ/LARGE CAP VALUE INDEX........  0.00%          B         $ 97.00      16,910

EQ/LARGE CAP VALUE PLUS.........  0.00%          A         $ 20.82       2,147
EQ/LARGE CAP VALUE PLUS.........  0.35%          A         $ 14.19          17
EQ/LARGE CAP VALUE PLUS.........  0.35%          A         $ 14.60      75,811
EQ/LARGE CAP VALUE PLUS.........  0.00%          B         $168.25      23,125

EQ/LORD ABBETT LARGE CAP CORE...  0.00%          B         $180.06       5,810

EQ/MFS INTERNATIONAL GROWTH.....  0.00%          B         $ 18.57     138,269
EQ/MFS INTERNATIONAL GROWTH.....  0.00%          B         $193.84      14,497
EQ/MFS INTERNATIONAL GROWTH.....  0.35%          B         $ 16.45      48,349
EQ/MFS INTERNATIONAL GROWTH.....  0.35%          B         $ 17.51     279,105
EQ/MFS INTERNATIONAL GROWTH.....  0.75%          B         $ 25.45     340,148

EQ/MID CAP INDEX................  0.35%          A         $ 22.26       4,128
EQ/MID CAP INDEX................  0.35%          A         $ 23.26     154,197
EQ/MID CAP INDEX................  0.00%          B         $199.30      19,780

EQ/MID CAP VALUE PLUS...........  0.00%          A         $ 19.84      15,443
EQ/MID CAP VALUE PLUS...........  0.35%          A         $ 19.54     604,203
EQ/MID CAP VALUE PLUS...........  0.00%          B         $283.15      10,906

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                         CONTRACT                               UNITS
FUND NAME                                CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
---------                                -------- --------------- ---------- -----------
EQ/MONEY MARKET.........................  0.00%          A         $ 11.43       73,286
EQ/MONEY MARKET.........................  0.35%          A         $ 11.09      308,279
EQ/MONEY MARKET.........................  0.35%          A         $ 11.10      403,664
EQ/MONEY MARKET.........................  0.60%          A         $ 10.87        2,128
EQ/MONEY MARKET.........................  0.75%          A         $ 10.73      132,901
EQ/MONEY MARKET.........................  0.00%          B         $131.49       55,917

EQ/MONTAG & CALDWELL GROWTH.............  0.00%          B         $ 14.82       17,337
EQ/MONTAG & CALDWELL GROWTH.............  0.00%          B         $200.41        6,782
EQ/MONTAG & CALDWELL GROWTH.............  0.35%          B         $ 17.10      224,854
EQ/MONTAG & CALDWELL GROWTH.............  0.35%          B         $ 17.58    1,943,664
EQ/MONTAG & CALDWELL GROWTH.............  0.35%          B         $ 17.60       16,400
EQ/MONTAG & CALDWELL GROWTH.............  0.35%          B         $ 17.99      502,468
EQ/MONTAG & CALDWELL GROWTH.............  0.75%          B         $ 13.44      229,130

EQ/MORGAN STANLEY MID CAP GROWTH........  0.00%          A         $ 31.17       82,345
EQ/MORGAN STANLEY MID CAP GROWTH........  0.35%          A         $ 18.50        2,057
EQ/MORGAN STANLEY MID CAP GROWTH........  0.35%          A         $ 18.63      329,275
EQ/MORGAN STANLEY MID CAP GROWTH........  0.35%          A         $ 28.97       74,390
EQ/MORGAN STANLEY MID CAP GROWTH........  0.35%          A         $ 29.93        7,794
EQ/MORGAN STANLEY MID CAP GROWTH........  0.00%          B         $254.20       16,620

EQ/PIMCO ULTRA SHORT BOND...............  0.00%          A         $ 13.99       85,881
EQ/PIMCO ULTRA SHORT BOND...............  0.00%          B         $118.86       23,224
EQ/PIMCO ULTRA SHORT BOND...............  0.35%          B         $ 13.46        3,693
EQ/PIMCO ULTRA SHORT BOND...............  0.35%          B         $ 13.49       55,240
EQ/PIMCO ULTRA SHORT BOND...............  0.35%          B         $ 13.50        2,690
EQ/PIMCO ULTRA SHORT BOND...............  0.35%          B         $ 13.57      121,020

EQ/QUALITY BOND PLUS....................  0.00%          A         $ 10.97        1,598
EQ/QUALITY BOND PLUS....................  0.00%          B         $163.91        8,946
EQ/QUALITY BOND PLUS....................  0.35%          B         $ 17.77       15,728
EQ/QUALITY BOND PLUS....................  0.35%          B         $ 17.86      153,435
EQ/QUALITY BOND PLUS....................  0.75%          B         $ 24.26      122,184

EQ/SMALL COMPANY INDEX..................  0.00%          A         $ 15.10      131,585
EQ/SMALL COMPANY INDEX..................  0.35%          A         $ 27.40       46,203
EQ/SMALL COMPANY INDEX..................  0.00%          B         $272.63       13,812

EQ/T. ROWE PRICE GROWTH STOCK...........  0.00%          B         $ 21.44      118,322
EQ/T. ROWE PRICE GROWTH STOCK...........  0.00%          B         $184.26       16,208
EQ/T. ROWE PRICE GROWTH STOCK...........  0.35%          B         $ 17.13       84,808
EQ/T. ROWE PRICE GROWTH STOCK...........  0.35%          B         $ 17.30      700,640
EQ/T. ROWE PRICE GROWTH STOCK...........  0.75%          B         $ 35.23      820,394

EQ/UBS GROWTH & INCOME..................  0.00%          B         $184.13        3,336
EQ/UBS GROWTH & INCOME..................  0.35%          B         $ 17.70        3,061
EQ/UBS GROWTH & INCOME..................  0.35%          B         $ 18.03       81,993
EQ/UBS GROWTH & INCOME..................  0.35%          B         $ 18.32      580,778
EQ/UBS GROWTH & INCOME..................  0.35%          B         $ 18.73      142,902
EQ/UBS GROWTH & INCOME..................  0.75%          B         $ 14.17      145,618

EQ/WELLS FARGO OMEGA GROWTH.............  0.00%          B         $203.00       23,599

FIDELITY(R) VIP ASSET MANAGER PORTFOLIO.  0.00%    Initial Class   $ 18.32          540

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.00%    Initial Class   $ 24.46      167,845
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.35%    Service Class   $ 22.96       51,528
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.35%    Service Class   $ 24.69      604,879

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                           CONTRACT                                    UNITS
FUND NAME                                  CHARGES*     SHARE CLASS**    UNIT VALUE OUTSTANDING
---------                                  -------- -------------------- ---------- -----------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...  0.75%      Service Class      $ 20.86     292,803
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...  0.00%     Service Class 2     $157.85      11,061

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.  0.00%      Initial Class      $ 18.02      47,561
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.  0.00%     Service Class 2     $167.06       1,713

FIDELITY(R) VIP MID CAP PORTFOLIO.........  0.00%     Service Class 2     $157.27       7,888

FRANKLIN INCOME SECURITIES FUND...........  0.00%         Class 2         $ 14.12      33,278
FRANKLIN INCOME SECURITIES FUND...........  0.35%         Class 2         $ 13.81       4,922
FRANKLIN INCOME SECURITIES FUND...........  0.35%         Class 2         $ 21.79     329,852

FRANKLIN RISING DIVIDENDS SECURITIES FUND.  0.00%         Class 2         $166.95      17,306
FRANKLIN RISING DIVIDENDS SECURITIES FUND.  0.35%         Class 2         $ 22.77      50,295

FRANKLIN SMALL CAP VALUE SECURITIES FUND..  0.00%         Class 2         $165.79       1,266

FRANKLIN STRATEGIC INCOME SECURITIES FUND.  0.00%         Class 2         $125.75      13,125

GOLDMAN SACHS VIT MID CAP VALUE FUND......  0.00%      Service Shares     $158.73       3,143

INVESCO V.I. DIVERSIFIED DIVIDEND FUND....  0.00%         Series I        $ 10.12     239,207
INVESCO V.I. DIVERSIFIED DIVIDEND FUND....  0.35%         Series I        $  9.85      33,249
INVESCO V.I. DIVERSIFIED DIVIDEND FUND....  0.35%         Series I        $ 10.17         267

INVESCO V.I. GLOBAL CORE EQUITY FUND......  0.00%         Series I        $ 15.15         197
INVESCO V.I. GLOBAL CORE EQUITY FUND......  0.35%         Series I        $ 15.64      35,101
INVESCO V.I. GLOBAL CORE EQUITY FUND......  0.35%         Series I        $ 17.84         267

INVESCO V.I. GLOBAL HEALTH CARE FUND......  0.00%         Series I        $ 25.25       4,421
INVESCO V.I. GLOBAL HEALTH CARE FUND......  0.35%         Series I        $ 23.19      36,270
INVESCO V.I. GLOBAL HEALTH CARE FUND......  0.35%         Series I        $ 23.49         129

INVESCO V.I. GLOBAL REAL ESTATE FUND......  0.00%        Series II        $136.24      10,474

INVESCO V.I. INTERNATIONAL GROWTH FUND....  0.00%        Series II        $140.51       7,130

INVESCO V.I. MID CAP CORE EQUITY FUND.....  0.00%        Series II        $139.69       1,926

INVESCO V.I. SMALL CAP EQUITY FUND........  0.00%        Series II        $168.91       1,412

INVESCO V.I. TECHNOLOGY FUND..............  0.00%         Series I        $ 19.51       3,246
INVESCO V.I. TECHNOLOGY FUND..............  0.35%         Series I        $ 14.56      20,055

IVY FUNDS VIP ENERGY......................  0.00%      Common Shares      $134.81       8,095

IVY FUNDS VIP HIGH INCOME.................  0.00%      Common Shares      $103.52       5,709

IVY FUNDS VIP MID CAP GROWTH..............  0.00%      Common Shares      $169.89       7,671

IVY FUNDS VIP SCIENCE AND TECHNOLOGY......  0.00%      Common Shares      $132.92       2,413

IVY FUNDS VIP SMALL CAP GROWTH............  0.00%      Common Shares      $153.01       3,670

JANUS ASPEN SERIES BALANCED PORTFOLIO.....  0.35%   Institutional Shares  $ 22.59      46,351
JANUS ASPEN SERIES BALANCED PORTFOLIO.....  0.35%   Institutional Shares  $ 23.00     294,493
JANUS ASPEN SERIES BALANCED PORTFOLIO.....  0.75%   Institutional Shares  $ 21.65      60,103

JANUS ASPEN SERIES ENTERPRISE PORTFOLIO...  0.00%   Institutional Shares  $ 13.38      30,851
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO...  0.35%   Institutional Shares  $ 13.06      53,084
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO...  0.35%   Institutional Shares  $ 15.75     677,198
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO...  0.75%   Institutional Shares  $ 20.64      87,912

JANUS ASPEN SERIES FORTY PORTFOLIO........  0.00%   Institutional Shares  $ 17.13     120,452
JANUS ASPEN SERIES FORTY PORTFOLIO........  0.35%   Institutional Shares  $ 20.52      41,630
JANUS ASPEN SERIES FORTY PORTFOLIO........  0.35%   Institutional Shares  $ 21.66     302,101
JANUS ASPEN SERIES FORTY PORTFOLIO........  0.75%   Institutional Shares  $ 15.62     212,825
JANUS ASPEN SERIES FORTY PORTFOLIO........  0.35%      Service Shares     $ 26.45      99,831

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                     CONTRACT                                    UNITS
FUND NAME                                            CHARGES*     SHARE CLASS**    UNIT VALUE OUTSTANDING
---------                                            -------- -------------------- ---------- -----------
JANUS ASPEN SERIES FORTY PORTFOLIO..................  0.35%      Service Shares     $ 26.66         462

JANUS ASPEN SERIES GLOBAL RESEARCH PORTFOLIO........  0.00%   Institutional Shares  $ 11.75      32,644
JANUS ASPEN SERIES GLOBAL RESEARCH PORTFOLIO........  0.35%   Institutional Shares  $ 11.21      40,184
JANUS ASPEN SERIES GLOBAL RESEARCH PORTFOLIO........  0.35%   Institutional Shares  $ 12.73     596,109
JANUS ASPEN SERIES GLOBAL RESEARCH PORTFOLIO........  0.75%   Institutional Shares  $  8.81     313,103

JANUS ASPEN SERIES OVERSEAS PORTFOLIO...............  0.00%   Institutional Shares  $ 22.22       6,330
JANUS ASPEN SERIES OVERSEAS PORTFOLIO...............  0.35%      Service Shares     $ 28.45       1,221
JANUS ASPEN SERIES OVERSEAS PORTFOLIO...............  0.35%      Service Shares     $ 28.53     148,415

JANUS ASPEN SERIES PERKINS MID CAP VALUE PORTFOLIO..  0.00%      Service Shares     $ 23.93     105,484

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%      Service Shares     $112.66      25,468

MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.00%      Service Class      $155.30      16,449

MFS(R) INVESTORS GROWTH STOCK SERIES................  0.00%      Service Class      $161.15         759

MFS(R) INVESTORS TRUST SERIES.......................  0.00%      Service Class      $156.93         450

MFS(R) UTILITIES SERIES.............................  0.00%      Initial Class      $ 43.72       2,414
MFS(R) UTILITIES SERIES.............................  0.35%      Initial Class      $ 38.48         258
MFS(R) UTILITIES SERIES.............................  0.35%      Initial Class      $ 40.15      40,565

MULTIMANAGER AGGRESSIVE EQUITY......................  0.00%            B            $128.28      21,495

MULTIMANAGER CORE BOND..............................  0.00%            A            $ 13.30     733,764
MULTIMANAGER CORE BOND..............................  0.00%            B            $168.02      14,251

MULTIMANAGER INTERNATIONAL EQUITY...................  0.00%            B            $221.04       9,974

MULTIMANAGER LARGE CAP CORE EQUITY..................  0.00%            B            $219.33       1,868

MULTIMANAGER LARGE CAP VALUE........................  0.00%            A            $ 11.95         341
MULTIMANAGER LARGE CAP VALUE........................  0.00%            B            $242.62       7,345

MULTIMANAGER MID CAP GROWTH.........................  0.00%            B            $306.77       2,931

MULTIMANAGER MID CAP VALUE..........................  0.00%            B            $232.36       7,105

MULTIMANAGER MULTI-SECTOR BOND......................  0.35%            A            $ 14.91      75,424
MULTIMANAGER MULTI-SECTOR BOND......................  0.00%            B            $135.49      12,528

MULTIMANAGER SMALL CAP GROWTH.......................  0.00%            B            $ 18.89      44,299
MULTIMANAGER SMALL CAP GROWTH.......................  0.00%            B            $194.74       6,561
MULTIMANAGER SMALL CAP GROWTH.......................  0.35%            B            $ 17.99       1,320
MULTIMANAGER SMALL CAP GROWTH.......................  0.35%            B            $ 18.08     187,143
MULTIMANAGER SMALL CAP GROWTH.......................  0.35%            B            $ 25.98      35,397
MULTIMANAGER SMALL CAP GROWTH.......................  0.35%            B            $ 26.70     280,639
MULTIMANAGER SMALL CAP GROWTH.......................  0.75%            B            $ 16.53      60,374

MULTIMANAGER SMALL CAP VALUE........................  0.00%            B            $307.45       3,407

MULTIMANAGER TECHNOLOGY.............................  0.00%            B            $314.29       9,039

MUTUAL SHARES SECURITIES FUND.......................  0.00%         Class 2         $149.35       1,651

OPPENHEIMER GLOBAL FUND/VA..........................  0.35%      Service Class      $ 27.99      88,834

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.....  0.00%      Advisor Class      $102.96       7,700

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)..............  0.35%   Administrative Class  $ 19.47       6,929
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)..............  0.35%   Administrative Class  $ 20.54      55,305
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)..............  0.35%   Administrative Class  $ 21.30      91,562
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)..............  0.35%   Administrative Class  $ 21.38         843

PIMCO REAL RETURN PORTFOLIO.........................  0.00%      Advisor Class      $115.58      17,307

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2013

                                                      CONTRACT                               UNITS
FUND NAME                                             CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
---------                                             -------- --------------- ---------- -----------
PIMCO TOTAL RETURN PORTFOLIO.........................  0.00%   Advisor Class    $116.15      35,970

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II...........  0.00%      Class II      $153.66       3,791

TEMPLETON DEVELOPING MARKETS SECURITIES FUND.........  0.00%      Class 2       $107.20     153,840

TEMPLETON GLOBAL BOND SECURITIES FUND................  0.00%      Class 2       $121.91     160,385

TEMPLETON GROWTH SECURITIES FUND.....................  0.00%      Class 2       $153.79       2,272

UIF EMERGING MARKETS DEBT PORTFOLIO..................  0.00%      Class I       $ 26.92       6,367

VAN ECK VIP EMERGING MARKETS FUND....................  0.00%   Initial Class    $ 26.04      60,050

VAN ECK VIP GLOBAL HARD ASSETS FUND..................  0.00%   Class S Shares   $110.99       9,833
VAN ECK VIP GLOBAL HARD ASSETS FUND..................  0.00%   Initial Class    $ 50.10      23,926

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.  0.00%   Initial Class    $ 21.26      40,961

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Options.
**Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-29

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013




                                                                         ALL ASSET         ALL ASSET    ALL ASSET MODERATE
                                                                   AGGRESSIVE-ALT 25*(1) GROWTH-ALT 20* GROWTH-ALT 15*(1)
                                                                   --------------------- -------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................        $  706           $  874,483         $2,184
  Expenses:
   Asset-based charges............................................            --              414,178             --
                                                                          ------           ----------         ------

NET INVESTMENT INCOME (LOSS)......................................           706              460,305          2,184
                                                                          ------           ----------         ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................            17              526,711            336
   Realized gain distribution from the Portfolios.................           327            3,643,223          1,090
                                                                          ------           ----------         ------
  Net realized gain (loss)........................................           344            4,169,934          1,426
                                                                          ------           ----------         ------

  Change in unrealized appreciation (depreciation) of investments.         2,265            3,507,829          2,044
                                                                          ------           ----------         ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............         2,609            7,677,763          3,470
                                                                          ------           ----------         ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...        $3,315           $8,138,068         $5,654
                                                                          ======           ==========         ======

                                                                                      AMERICAN FUNDS
                                                                                    INSURANCE SERIES(R)
                                                                   AMERICAN CENTURY    GLOBAL SMALL
                                                                      VP MID CAP      CAPITALIZATION
                                                                      VALUE FUND        FUND/SM/(1)
                                                                   ---------------- -------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................     $  5,350           $   --
  Expenses:
   Asset-based charges............................................           --               --
                                                                       --------           ------

NET INVESTMENT INCOME (LOSS)......................................        5,350               --
                                                                       --------           ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       10,378              694
   Realized gain distribution from the Portfolios.................        5,224               --
                                                                       --------           ------
  Net realized gain (loss)........................................       15,602              694
                                                                       --------           ------

  Change in unrealized appreciation (depreciation) of investments.       92,480            1,338
                                                                       --------           ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      108,082            2,032
                                                                       --------           ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $113,432           $2,032
                                                                       ========           ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-30

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                      AMERICAN FUNDS
                                                                   INSURANCE SERIES(R)  AXA AGGRESSIVE AXA BALANCED
                                                                   NEW WORLD FUND(R)(1)  ALLOCATION*    STRATEGY*
                                                                   -------------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................         $243           $  617,645    $  277,084
  Expenses:
   Asset-based charges............................................           --                3,848            --
                                                                           ----           ----------    ----------

NET INVESTMENT INCOME (LOSS)......................................          243              613,797       277,084
                                                                           ----           ----------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................           82             (145,848)       46,308
   Realized gain distribution from the Portfolios.................           --              703,698        62,647
                                                                           ----           ----------    ----------
  Net realized gain (loss)........................................           82              557,850       108,955
                                                                           ----           ----------    ----------

  Change in unrealized appreciation (depreciation) of investments.          491            4,421,879     1,157,621
                                                                           ----           ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............          573            4,979,729     1,266,576
                                                                           ----           ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...         $816           $5,593,526    $1,543,660
                                                                           ====           ==========    ==========

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE
                                                                     ALLOCATION*    GROWTH STRATEGY*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................     $ 33,250         $ 63,694
  Expenses:
   Asset-based charges............................................        2,809               --
                                                                       --------         --------

NET INVESTMENT INCOME (LOSS)......................................       30,441           63,694
                                                                       --------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        8,226           22,272
   Realized gain distribution from the Portfolios.................       88,370           15,754
                                                                       --------         --------
  Net realized gain (loss)........................................       96,596           38,026
                                                                       --------         --------

  Change in unrealized appreciation (depreciation) of investments.       12,184          247,288
                                                                       --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      108,780          285,314
                                                                       --------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $139,221         $349,008
                                                                       ========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-31

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                   AXA CONSERVATIVE- AXA CONSERVATIVE AXA GROWTH AXA MODERATE
                                                                   PLUS ALLOCATION*     STRATEGY*     STRATEGY*  ALLOCATION*
                                                                   ----------------- ---------------- ---------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................     $ 98,413          $17,751      $  372,378  $  598,302
  Expenses:
   Asset-based charges............................................        6,651               --              --      13,851
                                                                       --------          -------      ----------  ----------

NET INVESTMENT INCOME (LOSS)......................................       91,762           17,751         372,378     584,451
                                                                       --------          -------      ----------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       23,125            6,323          19,794     (82,639)
   Realized gain distribution from the Portfolios.................      221,271            5,671          72,847   1,053,717
                                                                       --------          -------      ----------  ----------
  Net realized gain (loss)........................................      244,396           11,994          92,641     971,078
                                                                       --------          -------      ----------  ----------

  Change in unrealized appreciation (depreciation) of investments.      339,117           41,188       1,854,922   2,839,107
                                                                       --------          -------      ----------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      583,513           53,182       1,947,563   3,810,185
                                                                       --------          -------      ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $675,275          $70,933      $2,319,941  $4,394,636
                                                                       ========          =======      ==========  ==========

                                                                     AXA MODERATE
                                                                   GROWTH STRATEGY*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................    $  804,000
  Expenses:
   Asset-based charges............................................            --
                                                                      ----------

NET INVESTMENT INCOME (LOSS)......................................       804,000
                                                                      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       248,360
   Realized gain distribution from the Portfolios.................       195,947
                                                                      ----------
  Net realized gain (loss)........................................       444,307
                                                                      ----------

  Change in unrealized appreciation (depreciation) of investments.     3,672,360
                                                                      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     4,116,667
                                                                      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $4,920,667
                                                                      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-32

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                    AXA MODERATE-   AXA TACTICAL AXA TACTICAL AXA TACTICAL
                                                                   PLUS ALLOCATION* MANAGER 400* MANAGER 500* MANAGER 2000*
                                                                   ---------------- ------------ ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $ 1,654,998      $   415      $ 1,519       $   262
  Expenses:
   Asset-based charges............................................        16,037           --           --            --
                                                                     -----------      -------      -------       -------

NET INVESTMENT INCOME (LOSS)......................................     1,638,961          415        1,519           262
                                                                     -----------      -------      -------       -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (332,722)       8,127       15,277         5,816
   Realized gain distribution from the Portfolios.................     2,670,159       11,056       23,718        20,904
                                                                     -----------      -------      -------       -------
  Net realized gain (loss)........................................     2,337,437       19,183       38,995        26,720
                                                                     -----------      -------      -------       -------

  Change in unrealized appreciation (depreciation) of investments.     9,616,441       34,018       24,950        29,143
                                                                     -----------      -------      -------       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    11,953,878       53,201       63,945        55,863
                                                                     -----------      -------      -------       -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $13,592,839      $53,616      $65,464       $56,125
                                                                     ===========      =======      =======       =======

                                                                        AXA TACTICAL
                                                                   MANAGER INTERNATIONAL*
                                                                   ----------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................        $    --
  Expenses:
   Asset-based charges............................................             --
                                                                          -------

NET INVESTMENT INCOME (LOSS)......................................             --
                                                                          -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................            348
   Realized gain distribution from the Portfolios.................         17,166
                                                                          -------
  Net realized gain (loss)........................................         17,514
                                                                          -------

  Change in unrealized appreciation (depreciation) of investments.         17,785
                                                                          -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............         35,299
                                                                          -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...        $35,299
                                                                          =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-33

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                    DREYFUS STOCK   EQ/ALLIANCEBERNSTEIN    EQ/BLACKROCK
                                                                   INDEX FUND, INC.  SMALL CAP GROWTH*   BASIC VALUE EQUITY*
                                                                   ---------------- -------------------- -------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $   667,461         $    1,668          $  107,714
  Expenses:
   Asset-based charges............................................        64,658              2,424               3,092
                                                                     -----------         ----------          ----------

NET INVESTMENT INCOME (LOSS)......................................       602,803               (756)            104,622
                                                                     -----------         ----------          ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     2,793,390             93,145              97,336
   Realized gain distribution from the Portfolios.................       408,230            334,579                  --
                                                                     -----------         ----------          ----------
  Net realized gain (loss)........................................     3,201,620            427,724              97,336
                                                                     -----------         ----------          ----------

  Change in unrealized appreciation (depreciation) of investments.     6,349,561            604,639           1,763,173
                                                                     -----------         ----------          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     9,551,181          1,032,363           1,860,509
                                                                     -----------         ----------          ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $10,153,984         $1,031,607          $1,965,131
                                                                     ===========         ==========          ==========

                                                                   EQ/BOSTON ADVISORS EQ/CALVERT SOCIALLY
                                                                     EQUITY INCOME*      RESPONSIBLE*
                                                                   ------------------ -------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................     $  335,669          $ 11,972
  Expenses:
   Asset-based charges............................................         37,292             6,101
                                                                       ----------          --------

NET INVESTMENT INCOME (LOSS)......................................        298,377             5,871
                                                                       ----------          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        227,693           160,291
   Realized gain distribution from the Portfolios.................      1,838,585                --
                                                                       ----------          --------
  Net realized gain (loss)........................................      2,066,278           160,291
                                                                       ----------          --------

  Change in unrealized appreciation (depreciation) of investments.      2,223,169           298,483
                                                                       ----------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      4,289,447           458,774
                                                                       ----------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $4,587,824          $464,645
                                                                       ==========          ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-34

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   EQ/CAPITAL GUARDIAN  EQ/COMMON   EQ/CORE BOND EQ/EQUITY 500
                                                                        RESEARCH*      STOCK INDEX*    INDEX*       INDEX*
                                                                   ------------------- ------------ ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................     $   73,079       $  107,749  $   316,207   $  155,660
  Expenses:
   Asset-based charges............................................         20,284               --       66,647           --
                                                                       ----------       ----------  -----------   ----------

NET INVESTMENT INCOME (LOSS)......................................         52,795          107,749      249,560      155,660
                                                                       ----------       ----------  -----------   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        401,099           39,758      449,653       70,688
                                                                       ----------       ----------  -----------   ----------
  Net realized gain (loss)........................................        401,099           39,758      449,653       70,688
                                                                       ----------       ----------  -----------   ----------

  Change in unrealized appreciation (depreciation) of investments.        891,487        1,870,855   (1,216,786)   2,264,370
                                                                       ----------       ----------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      1,292,586        1,910,613     (767,133)   2,335,058
                                                                       ----------       ----------  -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $1,345,381       $2,018,362  $  (517,573)  $2,490,718
                                                                       ==========       ==========  ===========   ==========

                                                                    EQ/EQUITY
                                                                   GROWTH PLUS*
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................  $   50,075
  Expenses:
   Asset-based charges............................................      33,978
                                                                    ----------

NET INVESTMENT INCOME (LOSS)......................................      16,097
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     294,023
                                                                    ----------
  Net realized gain (loss)........................................     294,023
                                                                    ----------

  Change in unrealized appreciation (depreciation) of investments.   2,629,185
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   2,923,208
                                                                    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $2,939,305
                                                                    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-35

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   EQ/GAMCO MERGERS  EQ/GAMCO SMALL EQ/GLOBAL
                                                                   AND ACQUISITIONS* COMPANY VALUE* BOND PLUS*
                                                                   ----------------- -------------- ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................     $  4,702       $   233,730    $    204
  Expenses:
   Asset-based charges............................................           --           404,183          --
                                                                       --------       -----------    --------

NET INVESTMENT INCOME (LOSS)......................................        4,702          (170,453)        204
                                                                       --------       -----------    --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       14,910         5,299,635       2,108
   Realized gain distribution from the Portfolios.................       51,889         4,158,009      47,893
                                                                       --------       -----------    --------
  Net realized gain (loss)........................................       66,799         9,457,644      50,001
                                                                       --------       -----------    --------

  Change in unrealized appreciation (depreciation) of investments.       38,916        18,610,127     (87,540)
                                                                       --------       -----------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      105,715        28,067,771     (37,539)
                                                                       --------       -----------    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $110,417       $27,897,318    $(37,335)
                                                                       ========       ===========    ========

                                                                        EQ/GLOBAL       EQ/INTERMEDIATE
                                                                   MULTI-SECTOR EQUITY* GOVERNMENT BOND*
                                                                   -------------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................      $   61,572         $  30,389
  Expenses:
   Asset-based charges............................................           3,347            25,069
                                                                        ----------         ---------

NET INVESTMENT INCOME (LOSS)......................................          58,225             5,320
                                                                        ----------         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        (118,630)           87,737
   Realized gain distribution from the Portfolios.................              --                --
                                                                        ----------         ---------
  Net realized gain (loss)........................................        (118,630)           87,737
                                                                        ----------         ---------

  Change in unrealized appreciation (depreciation) of investments.       1,386,523          (354,091)
                                                                        ----------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       1,267,893          (266,354)
                                                                        ----------         ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $1,326,118         $(261,034)
                                                                        ==========         =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-36

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                   EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INVESCO
                                                                      CORE PLUS*     EQUITY INDEX*     VALUE PLUS*    COMSTOCK*
                                                                   ---------------- ---------------- ---------------- ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................     $ 11,883        $ 105,610        $  47,524      $ 58,488
                                                                       --------        ---------        ---------      --------

NET INVESTMENT INCOME (LOSS)......................................       11,883          105,610           47,524        58,488
                                                                       --------        ---------        ---------      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       39,612         (155,459)        (121,572)       61,907
                                                                       --------        ---------        ---------      --------
  Net realized gain (loss)........................................       39,612         (155,459)        (121,572)       61,907
                                                                       --------        ---------        ---------      --------

  Change in unrealized appreciation (depreciation) of investments.      158,652          958,646          813,013       241,313
                                                                       --------        ---------        ---------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      198,264          803,187          691,441       303,220
                                                                       --------        ---------        ---------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $210,147        $ 908,797        $ 738,965      $361,708
                                                                       ========        =========        =========      ========

                                                                       EQ/JPMORGAN
                                                                   VALUE OPPORTUNITIES*
                                                                   --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................       $ 17,076
                                                                         --------

NET INVESTMENT INCOME (LOSS)......................................         17,076
                                                                         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         25,104
                                                                         --------
  Net realized gain (loss)........................................         25,104
                                                                         --------

  Change in unrealized appreciation (depreciation) of investments.        187,373
                                                                         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        212,477
                                                                         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $229,553
                                                                         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-37

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   EQ/LARGE CAP EQ/LARGE CAP  EQ/LARGE CAP EQ/LARGE CAP
                                                                    CORE PLUS*  GROWTH INDEX* GROWTH PLUS* VALUE INDEX*
                                                                   ------------ ------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $  7,296     $ 17,520      $  3,131    $  124,795
  Expenses:
   Asset-based charges............................................         --           --            --        23,709
                                                                     --------     --------      --------    ----------

NET INVESTMENT INCOME (LOSS)......................................      7,296       17,520         3,131       101,086
                                                                     --------     --------      --------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      7,913       71,207        27,655       330,060
   Realized gain distribution from the Portfolios.................     61,225       88,884            --            --
                                                                     --------     --------      --------    ----------
  Net realized gain (loss)........................................     69,138      160,091        27,655       330,060
                                                                     --------     --------      --------    ----------

  Change in unrealized appreciation (depreciation) of investments.    261,581      304,043       511,248     1,754,103
                                                                     --------     --------      --------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    330,719      464,134       538,903     2,084,163
                                                                     --------     --------      --------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $338,015     $481,654      $542,034    $2,185,249
                                                                     ========     ========      ========    ==========

                                                                   EQ/LARGE CAP
                                                                   VALUE PLUS*
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................  $   49,404
  Expenses:
   Asset-based charges............................................       3,514
                                                                    ----------

NET INVESTMENT INCOME (LOSS)......................................      45,890
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (17,321)
   Realized gain distribution from the Portfolios.................          --
                                                                    ----------
  Net realized gain (loss)........................................     (17,321)
                                                                    ----------

  Change in unrealized appreciation (depreciation) of investments.   1,232,006
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   1,214,685
                                                                    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $1,260,575
                                                                    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-38

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   EQ/LORD ABBETT         EQ/MFS         EQ/MID CAP EQ/MID CAP
                                                                   LARGE CAP CORE* INTERNATIONAL GROWTH*   INDEX*   VALUE PLUS*
                                                                   --------------- --------------------- ---------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................    $ 19,900          $  180,595       $   53,808 $   71,739
  Expenses:
   Asset-based charges............................................          --              83,219           11,721     37,976
                                                                      --------          ----------       ---------- ----------

NET INVESTMENT INCOME (LOSS)......................................      19,900              97,376           42,087     33,763
                                                                      --------          ----------       ---------- ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      16,501             645,104          117,204    534,486
   Realized gain distribution from the Portfolios.................     148,977             206,474               --         --
                                                                      --------          ----------       ---------- ----------
  Net realized gain (loss)........................................     165,478             851,578          117,204    534,486
                                                                      --------          ----------       ---------- ----------

  Change in unrealized appreciation (depreciation) of investments.      39,719           1,461,764        1,690,389  3,344,410
                                                                      --------          ----------       ---------- ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     205,197           2,313,342        1,807,593  3,878,896
                                                                      --------          ----------       ---------- ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $225,097          $2,410,718       $1,849,680 $3,912,659
                                                                      ========          ==========       ========== ==========

                                                                   EQ/MONEY
                                                                   MARKET*
                                                                   --------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $     --
  Expenses:
   Asset-based charges............................................   41,362
                                                                   --------

NET INVESTMENT INCOME (LOSS)......................................  (41,362)
                                                                   --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (40)
   Realized gain distribution from the Portfolios.................      121
                                                                   --------
  Net realized gain (loss)........................................       81
                                                                   --------

  Change in unrealized appreciation (depreciation) of investments.       68
                                                                   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      149
                                                                   --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(41,213)
                                                                   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-39

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                     EQ/MONTAG &    EQ/MORGAN STANLEY     EQ/PIMCO
                                                                   CALDWELL GROWTH*  MID CAP GROWTH*  ULTRA SHORT BOND*
                                                                   ---------------- ----------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $   398,129       $       --         $  47,329
  Expenses:
   Asset-based charges............................................       175,940           26,548             8,896
                                                                     -----------       ----------         ---------

NET INVESTMENT INCOME (LOSS)......................................       222,189          (26,548)           38,433
                                                                     -----------       ----------         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,940,849          876,050            21,803
   Realized gain distribution from the Portfolios.................     6,870,919          831,698                --
                                                                     -----------       ----------         ---------
  Net realized gain (loss)........................................     8,811,768        1,707,748            21,803
                                                                     -----------       ----------         ---------

  Change in unrealized appreciation (depreciation) of investments.     2,411,548        2,609,578           (64,283)
                                                                     -----------       ----------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    11,223,316        4,317,326           (42,480)
                                                                     -----------       ----------         ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $11,445,505       $4,290,778         $  (4,047)
                                                                     ===========       ==========         =========

                                                                   EQ/QUALITY    EQ/SMALL
                                                                   BOND PLUS* COMPANY INDEX*
                                                                   ---------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $  27,680    $   67,212
  Expenses:
   Asset-based charges............................................    36,413         3,925
                                                                   ---------    ----------

NET INVESTMENT INCOME (LOSS)......................................    (8,733)       63,287
                                                                   ---------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (140,652)      787,303
   Realized gain distribution from the Portfolios.................        --       546,252
                                                                   ---------    ----------
  Net realized gain (loss)........................................  (140,652)    1,333,555
                                                                   ---------    ----------

  Change in unrealized appreciation (depreciation) of investments.   (71,523)      679,605
                                                                   ---------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (212,175)    2,013,160
                                                                   ---------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(220,908)   $2,076,447
                                                                   =========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-40

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                   EQ/T. ROWE PRICE      EQ/UBS      EQ/WELLS FARGO
                                                                    GROWTH STOCK*   GROWTH & INCOME* OMEGA GROWTH*
                                                                   ---------------- ---------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $        --       $  155,334      $       --
  Expenses:
   Asset-based charges............................................       232,175           61,964              --
                                                                     -----------       ----------      ----------

NET INVESTMENT INCOME (LOSS)......................................      (232,175)          93,370              --
                                                                     -----------       ----------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     2,381,477          707,660          39,989
   Realized gain distribution from the Portfolios.................            --               --       1,013,661
                                                                     -----------       ----------      ----------
  Net realized gain (loss)........................................     2,381,477          707,660       1,053,650
                                                                     -----------       ----------      ----------

  Change in unrealized appreciation (depreciation) of investments.    11,366,261        3,962,257         148,435
                                                                     -----------       ----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    13,747,738        4,669,917       1,202,085
                                                                     -----------       ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $13,515,563       $4,763,287      $1,202,085
                                                                     ===========       ==========      ==========

                                                                   FIDELITY(R) VIP FIDELITY(R) VIP
                                                                    ASSET MANAGER   CONTRAFUND(R)
                                                                      PORTFOLIO       PORTFOLIO
                                                                   --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................     $  149        $  256,551
  Expenses:
   Asset-based charges............................................         --            95,092
                                                                       ------        ----------

NET INVESTMENT INCOME (LOSS)......................................        149           161,459
                                                                       ------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         60         1,555,513
   Realized gain distribution from the Portfolios.................         23             7,473
                                                                       ------        ----------
  Net realized gain (loss)........................................         83         1,562,986
                                                                       ------        ----------

  Change in unrealized appreciation (depreciation) of investments.      1,103         5,271,310
                                                                       ------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      1,186         6,834,296
                                                                       ------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $1,335        $6,995,755
                                                                       ======        ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-41

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   FIDELITY(R) VIP
                                                                   GROWTH & INCOME  FIDELITY(R) VIP  FRANKLIN INCOME
                                                                      PORTFOLIO    MID CAP PORTFOLIO SECURITIES FUND
                                                                   --------------- ----------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................    $ 20,004         $  2,997         $473,321
  Expenses:
   Asset-based charges............................................          --               --           24,311
                                                                      --------         --------         --------

NET INVESTMENT INCOME (LOSS)......................................      20,004            2,997          449,010
                                                                      --------         --------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      33,790            2,472           55,779
   Realized gain distribution from the Portfolios.................          --          137,727               --
                                                                      --------         --------         --------
  Net realized gain (loss)........................................      33,790          140,199           55,779
                                                                      --------         --------         --------

  Change in unrealized appreciation (depreciation) of investments.     213,725           87,318          440,429
                                                                      --------         --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     247,515          227,517          496,208
                                                                      --------         --------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $267,519         $230,514         $945,218
                                                                      ========         ========         ========

                                                                   FRANKLIN RISING    FRANKLIN SMALL
                                                                      DIVIDENDS    CAP VALUE SECURITIES
                                                                   SECURITIES FUND         FUND
                                                                   --------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................    $ 45,634           $ 2,121
  Expenses:
   Asset-based charges............................................       3,544                --
                                                                      --------           -------

NET INVESTMENT INCOME (LOSS)......................................      42,090             2,121
                                                                      --------           -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      47,230            13,448
   Realized gain distribution from the Portfolios.................          --             2,737
                                                                      --------           -------
  Net realized gain (loss)........................................      47,230            16,185
                                                                      --------           -------

  Change in unrealized appreciation (depreciation) of investments.     635,641            34,079
                                                                      --------           -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     682,871            50,264
                                                                      --------           -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $724,961           $52,385
                                                                      ========           =======

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                       FRANKLIN     GOLDMAN SACHS INVESCO V.I.  INVESCO V.I.
                                                                   STRATEGIC INCOME  VIT MID CAP   DIVERSIFIED  GLOBAL CORE
                                                                   SECURITIES FUND   VALUE FUND   DIVIDEND FUND EQUITY FUND
                                                                   ---------------- ------------- ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................     $ 67,113       $  2,830      $ 61,457      $10,033
  Expenses:
   Asset-based charges............................................           --             --         1,011        1,705
                                                                       --------       --------      --------      -------

NET INVESTMENT INCOME (LOSS)......................................       67,113          2,830        60,446        8,328
                                                                       --------       --------      --------      -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       (5,557)         9,156       139,644        8,301
   Realized gain distribution from the Portfolios.................       14,432         37,807            --           --
                                                                       --------       --------      --------      -------
  Net realized gain (loss)........................................        8,875         46,963       139,644        8,301
                                                                       --------       --------      --------      -------

  Change in unrealized appreciation (depreciation) of investments.      (36,559)        52,021       520,248       80,219
                                                                       --------       --------      --------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (27,684)        98,984       659,892       88,520
                                                                       --------       --------      --------      -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $ 39,429       $101,814      $720,338      $96,848
                                                                       ========       ========      ========      =======

                                                                   INVESCO V.I.
                                                                   GLOBAL HEALTH
                                                                     CARE FUND
                                                                   -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $  5,762
  Expenses:
   Asset-based charges............................................      2,626
                                                                     --------

NET INVESTMENT INCOME (LOSS)......................................      3,136
                                                                     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     62,267
   Realized gain distribution from the Portfolios.................         --
                                                                     --------
  Net realized gain (loss)........................................     62,267
                                                                     --------

  Change in unrealized appreciation (depreciation) of investments.    215,232
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    277,499
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $280,635
                                                                     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                                                   GLOBAL REAL  INTERNATIONAL MID CAP CORE  SMALL CAP
                                                                   ESTATE FUND   GROWTH FUND  EQUITY FUND  EQUITY FUND
                                                                   ------------ ------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $ 52,536     $  8,586      $ 1,069      $    --
  Expenses:
   Asset-based charges............................................         --           --           --           --
                                                                     --------     --------      -------      -------

NET INVESTMENT INCOME (LOSS)......................................     52,536        8,586        1,069           --
                                                                     --------     --------      -------      -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     18,354        4,068        1,955        7,252
   Realized gain distribution from the Portfolios.................         --           --       14,866        2,169
                                                                     --------     --------      -------      -------
  Net realized gain (loss)........................................     18,354        4,068       16,821        9,421
                                                                     --------     --------      -------      -------

  Change in unrealized appreciation (depreciation) of investments.    (66,588)     118,616       29,233       45,777
                                                                     --------     --------      -------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (48,234)     122,684       46,054       55,198
                                                                     --------     --------      -------      -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $  4,302     $131,270      $47,123      $55,198
                                                                     ========     ========      =======      =======

                                                                   INVESCO V.I.
                                                                    TECHNOLOGY
                                                                       FUND
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $    --
  Expenses:
   Asset-based charges............................................       886
                                                                     -------

NET INVESTMENT INCOME (LOSS)......................................      (886)
                                                                     -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    12,571
   Realized gain distribution from the Portfolios.................    26,317
                                                                     -------
  Net realized gain (loss)........................................    38,888
                                                                     -------

  Change in unrealized appreciation (depreciation) of investments.    31,611
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    70,499
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $69,613
                                                                     =======

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                              IVY FUNDS IVY FUNDS VIP IVY FUNDS VIP IVY FUNDS
                                                                   IVY FUNDS  VIP HIGH     MID CAP     SCIENCE AND  VIP SMALL
                                                                   VIP ENERGY INCOME(1)    GROWTH     TECHNOLOGY(1) CAP GROWTH
                                                                   ---------- --------- ------------- ------------- ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $     --   $    --    $     --       $    --     $     --
                                                                    --------   -------    --------       -------     --------

NET INVESTMENT INCOME (LOSS)......................................        --        --          --            --           --
                                                                    --------   -------    --------       -------     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    11,573        39      10,805         3,351          391
   Realized gain distribution from the Portfolios.................     2,844        --      30,610            --           --
                                                                    --------   -------    --------       -------     --------
  Net realized gain (loss)........................................    14,417        39      41,415         3,351          391
                                                                    --------   -------    --------       -------     --------

  Change in unrealized appreciation (depreciation) of investments.   193,126    11,621     210,344        38,154      106,872
                                                                    --------   -------    --------       -------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   207,543    11,660     251,759        41,505      107,263
                                                                    --------   -------    --------       -------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $207,543   $11,660    $251,759       $41,505     $107,263
                                                                    ========   =======    ========       =======     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                     JANUS ASPEN      JANUS ASPEN    JANUS ASPEN
                                                                   SERIES BALANCED SERIES ENTERPRISE SERIES FORTY
                                                                      PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                                   --------------- ----------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $  136,281       $   63,867      $   99,958
  Expenses:
   Asset-based charges............................................       36,583           49,441          56,157
                                                                     ----------       ----------      ----------

NET INVESTMENT INCOME (LOSS)......................................       99,698           14,426          43,801
                                                                     ----------       ----------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      228,032          835,314         792,060
   Realized gain distribution from the Portfolios.................      508,387               --              --
                                                                     ----------       ----------      ----------
  Net realized gain (loss)........................................      736,419          835,314         792,060
                                                                     ----------       ----------      ----------

  Change in unrealized appreciation (depreciation) of investments.      766,904        2,636,986       3,037,812
                                                                     ----------       ----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    1,503,323        3,472,300       3,829,872
                                                                     ----------       ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $1,603,021       $3,486,726      $3,873,673
                                                                     ==========       ==========      ==========

                                                                      JANUS ASPEN       JANUS ASPEN
                                                                     SERIES GLOBAL    SERIES OVERSEAS
                                                                   RESEARCH PORTFOLIO    PORTFOLIO
                                                                   ------------------ ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................     $  125,663       $  129,960
  Expenses:
   Asset-based charges............................................         45,652           13,821
                                                                       ----------       ----------

NET INVESTMENT INCOME (LOSS)......................................         80,011          116,139
                                                                       ----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        478,183         (130,655)
   Realized gain distribution from the Portfolios.................             --               --
                                                                       ----------       ----------
  Net realized gain (loss)........................................        478,183         (130,655)
                                                                       ----------       ----------

  Change in unrealized appreciation (depreciation) of investments.      2,006,788          574,482
                                                                       ----------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      2,484,971          443,827
                                                                       ----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $2,564,982       $  559,966
                                                                       ==========       ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                   JANUS ASPEN SERIES LAZARD RETIREMENT
                                                                    PERKINS MID CAP   EMERGING MARKETS  MFS(R) INTERNATIONAL
                                                                    VALUE PORTFOLIO   EQUITY PORTFOLIO    VALUE PORTFOLIO
                                                                   ------------------ ----------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................      $ 24,140          $ 39,633            $ 25,765
                                                                        --------          --------            --------

NET INVESTMENT INCOME (LOSS)......................................        24,140            39,633              25,765
                                                                        --------          --------            --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        51,300            (8,386)             32,712
   Realized gain distribution from the Portfolios.................        42,619            16,494                  --
                                                                        --------          --------            --------
  Net realized gain (loss)........................................        93,919             8,108              32,712
                                                                        --------          --------            --------

  Change in unrealized appreciation (depreciation) of investments.       382,281           (60,144)            325,630
                                                                        --------          --------            --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       476,200           (52,036)            358,342
                                                                        --------          --------            --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $500,340          $(12,403)           $384,107
                                                                        ========          ========            ========

                                                                   MFS(R) INVESTORS
                                                                     GROWTH STOCK   MFS(R) INVESTORS
                                                                        SERIES        TRUST SERIES
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................     $   445          $   575
                                                                       -------          -------

NET INVESTMENT INCOME (LOSS)......................................         445              575
                                                                       -------          -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       2,735            2,317
   Realized gain distribution from the Portfolios.................       3,343               --
                                                                       -------          -------
  Net realized gain (loss)........................................       6,078            2,317
                                                                       -------          -------

  Change in unrealized appreciation (depreciation) of investments.      19,192           12,035
                                                                       -------          -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      25,270           14,352
                                                                       -------          -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $25,715          $14,927
                                                                       =======          =======

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                   MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER
                                                                        SERIES      AGGRESSIVE EQUITY*  CORE BOND*
                                                                   ---------------- ------------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................     $ 38,446          $  2,590       $ 151,515
  Expenses:
   Asset-based charges............................................        5,423                --              --
                                                                       --------          --------       ---------

NET INVESTMENT INCOME (LOSS)......................................       33,023             2,590         151,515
                                                                       --------          --------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      115,451            73,711         (36,474)
   Realized gain distribution from the Portfolios.................       30,694                --          26,978
                                                                       --------          --------       ---------
  Net realized gain (loss)........................................      146,145            73,711          (9,496)
                                                                       --------          --------       ---------

  Change in unrealized appreciation (depreciation) of investments.      126,410           566,275        (380,745)
                                                                       --------          --------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      272,555           639,986        (390,241)
                                                                       --------          --------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $305,578          $642,576       $(238,726)
                                                                       ========          ========       =========

                                                                                          MULTIMANAGER
                                                                       MULTIMANAGER      LARGE CAP CORE
                                                                   INTERNATIONAL EQUITY*    EQUITY*
                                                                   --------------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................       $ 24,587           $  2,401
  Expenses:
   Asset-based charges............................................             --                 --
                                                                         --------           --------

NET INVESTMENT INCOME (LOSS)......................................         24,587              2,401
                                                                         --------           --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        (31,587)            30,394
   Realized gain distribution from the Portfolios.................             --                 --
                                                                         --------           --------
  Net realized gain (loss)........................................        (31,587)            30,394
                                                                         --------           --------

  Change in unrealized appreciation (depreciation) of investments.        325,156             70,814
                                                                         --------           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        293,569            101,208
                                                                         --------           --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $318,156           $103,609
                                                                         ========           ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                     MULTIMANAGER    MULTIMANAGER    MULTIMANAGER
                                                                   LARGE CAP VALUE* MID CAP GROWTH* MID CAP VALUE*
                                                                   ---------------- --------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................     $ 24,837        $     --        $  5,449
  Expenses:
   Asset-based charges............................................           --              --              --
                                                                       --------        --------        --------

NET INVESTMENT INCOME (LOSS)......................................       24,837              --           5,449
                                                                       --------        --------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       28,451          15,800          67,649
   Realized gain distribution from the Portfolios.................           --         240,614              --
                                                                       --------        --------        --------
  Net realized gain (loss)........................................       28,451         256,414          67,649
                                                                       --------        --------        --------

  Change in unrealized appreciation (depreciation) of investments.      380,530          (7,639)        350,445
                                                                       --------        --------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      408,981         248,775         418,094
                                                                       --------        --------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $433,818        $248,775        $423,543
                                                                       ========        ========        ========

                                                                                      MULTIMANAGER
                                                                      MULTIMANAGER     SMALL CAP
                                                                   MULTI-SECTOR BOND*   GROWTH*
                                                                   ------------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................     $ 102,633       $       --
  Expenses:
   Asset-based charges............................................         4,096           42,147
                                                                       ---------       ----------

NET INVESTMENT INCOME (LOSS)......................................        98,537          (42,147)
                                                                       ---------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        54,102          536,620
   Realized gain distribution from the Portfolios.................            --               --
                                                                       ---------       ----------
  Net realized gain (loss)........................................        54,102          536,620
                                                                       ---------       ----------

  Change in unrealized appreciation (depreciation) of investments.      (182,861)       4,465,583
                                                                       ---------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (128,759)       5,002,203
                                                                       ---------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $ (30,222)      $4,960,056
                                                                       =========       ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013



                                                                     MULTIMANAGER   MULTIMANAGER  MUTUAL SHARES   OPPENHEIMER
                                                                   SMALL CAP VALUE* TECHNOLOGY*  SECURITIES FUND GLOBAL FUND/VA
                                                                   ---------------- ------------ --------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................     $  5,085       $     --       $ 4,478        $ 27,284
  Expenses:
   Asset-based charges............................................           --             --            --           8,134
                                                                       --------       --------       -------        --------

NET INVESTMENT INCOME (LOSS)......................................        5,085             --         4,478          19,150
                                                                       --------       --------       -------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       22,983         56,314         2,426         150,028
                                                                       --------       --------       -------        --------
  Net realized gain (loss)........................................       22,983         56,314         2,426         150,028
                                                                       --------       --------       -------        --------

  Change in unrealized appreciation (depreciation) of investments.      269,153        660,116        44,687         375,103
                                                                       --------       --------       -------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      292,136        716,430        47,113         525,131
                                                                       --------       --------       -------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $297,221       $716,430       $51,591        $544,281
                                                                       ========       ========       =======        ========

                                                                           PIMCO
                                                                   COMMODITYREALRETURN(R)
                                                                     STRATEGY PORTFOLIO
                                                                   ----------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................       $  10,020
  Expenses:
   Asset-based charges............................................              --
                                                                         ---------

NET INVESTMENT INCOME (LOSS)......................................          10,020
                                                                         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         (20,533)
                                                                         ---------
  Net realized gain (loss)........................................         (20,533)
                                                                         ---------

  Change in unrealized appreciation (depreciation) of investments.         (91,454)
                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        (111,987)
                                                                         ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $(101,967)
                                                                         =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                    PIMCO GLOBAL                                    T. ROWE PRICE
                                                                   BOND PORTFOLIO    PIMCO REAL      PIMCO TOTAL    EQUITY INCOME
                                                                     (UNHEDGED)   RETURN PORTFOLIO RETURN PORTFOLIO PORTFOLIO-II
                                                                   -------------- ---------------- ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $  37,971       $  34,270        $  75,514       $  6,157
  Expenses:
   Asset-based charges............................................      12,479              --               --             --
                                                                     ---------       ---------        ---------       --------

NET INVESTMENT INCOME (LOSS)......................................      25,492          34,270           75,514          6,157
                                                                     ---------       ---------        ---------       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (3,195)          6,214           (6,623)        16,306
   Realized gain distribution from the Portfolios.................      23,005          16,055           35,962             --
                                                                     ---------       ---------        ---------       --------
  Net realized gain (loss)........................................      19,810          22,269           29,339         16,306
                                                                     ---------       ---------        ---------       --------

  Change in unrealized appreciation (depreciation) of investments.    (383,052)       (231,353)        (177,852)        87,658
                                                                     ---------       ---------        ---------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (363,242)       (209,084)        (148,513)       103,964
                                                                     ---------       ---------        ---------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(337,750)      $(174,814)       $ (72,999)      $110,121
                                                                     =========       =========        =========       ========

                                                                       TEMPLETON
                                                                   DEVELOPING MARKETS
                                                                    SECURITIES FUND
                                                                   ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................     $ 320,502
  Expenses:
   Asset-based charges............................................            --
                                                                       ---------

NET INVESTMENT INCOME (LOSS)......................................       320,502
                                                                       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        15,399
   Realized gain distribution from the Portfolios.................            --
                                                                       ---------
  Net realized gain (loss)........................................        15,399
                                                                       ---------

  Change in unrealized appreciation (depreciation) of investments.      (489,124)
                                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (473,725)
                                                                       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $(153,223)
                                                                       =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-51

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                      TEMPLETON       TEMPLETON    UIF EMERGING VAN ECK VIP
                                                                     GLOBAL BOND       GROWTH      MARKETS DEBT   EMERGING
                                                                   SECURITIES FUND SECURITIES FUND  PORTFOLIO   MARKETS FUND
                                                                   --------------- --------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $  886,838        $ 6,586      $   7,486    $   18,464
                                                                     ----------        -------      ---------    ----------

NET INVESTMENT INCOME (LOSS)......................................      886,838          6,586          7,486        18,464
                                                                     ----------        -------      ---------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (15,697)         7,789          4,439       274,461
   Realized gain distribution from the Portfolios.................      228,970             --          2,294            --
                                                                     ----------        -------      ---------    ----------
  Net realized gain (loss)........................................      213,273          7,789          6,733       274,461
                                                                     ----------        -------      ---------    ----------

  Change in unrealized appreciation (depreciation) of investments.     (793,598)        48,641        (31,602)     (140,899)
                                                                     ----------        -------      ---------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (580,325)        56,430        (24,869)      133,562
                                                                     ----------        -------      ---------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $  306,513        $63,016      $ (17,383)   $  152,026
                                                                     ==========        =======      =========    ==========

                                                                                 VAN ECK VIP
                                                                   VAN ECK VIP  UNCONSTRAINED
                                                                   GLOBAL HARD EMERGING MARKETS
                                                                   ASSETS FUND    BOND FUND
                                                                   ----------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................  $  12,748     $   18,179
                                                                    ---------     ----------

NET INVESTMENT INCOME (LOSS)......................................     12,748         18,179
                                                                    ---------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (38,235)        (1,635)
   Realized gain distribution from the Portfolios.................     40,735            147
                                                                    ---------     ----------
  Net realized gain (loss)........................................      2,500         (1,488)
                                                                    ---------     ----------

  Change in unrealized appreciation (depreciation) of investments.    217,216       (108,887)
                                                                    ---------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    219,716       (110,375)
                                                                    ---------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ 232,464     $  (92,196)
                                                                    =========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-52

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,



                                                                                                    ALL ASSET
                                                                                              AGGRESSIVE-ALT 25*(A)
                                                                                              ---------------------
                                                                                                      2013
                                                                                              ---------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...............................................................        $   706
  Net realized gain (loss) on investments....................................................            344
  Change in unrealized appreciation (depreciation) of investments............................          2,265
                                                                                                     -------

  Net increase (decrease) in net assets from operations......................................          3,315
                                                                                                     -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................         41,187
   Transfers between Variable Investment Options including guaranteed interest account, net..         21,187
   Redemptions for contract benefits and terminations........................................             --
   Contract maintenance charges..............................................................         (7,575)
                                                                                                     -------

  Net increase (decrease) in net assets from contractowners transactions.....................         54,799
                                                                                                     -------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........             --
                                                                                                     -------

INCREASE (DECREASE) IN NET ASSETS............................................................         58,114
NET ASSETS -- BEGINNING OF PERIOD............................................................             --
                                                                                                     -------

NET ASSETS -- END OF PERIOD..................................................................        $58,114
                                                                                                     =======

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................            576
  Redeemed...................................................................................            (40)
                                                                                                     -------
  Net Increase (Decrease)....................................................................            536
                                                                                                     =======

UNIT ACTIVITY CLASS II
  Issued.....................................................................................             --
  Redeemed...................................................................................             --
                                                                                                     -------
  Net Increase (Decrease)....................................................................             --
                                                                                                     =======


                                                                                              ALL ASSET GROWTH-ALT 20*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   460,305  $   536,638
  Net realized gain (loss) on investments....................................................   4,169,934     (822,886)
  Change in unrealized appreciation (depreciation) of investments............................   3,507,829    6,985,156
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   8,138,068    6,698,908
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   6,990,184    7,416,542
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,696,861)  (2,159,711)
   Redemptions for contract benefits and terminations........................................  (3,968,469)  (5,377,634)
   Contract maintenance charges..............................................................  (5,245,235)  (5,532,460)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (3,920,381)  (5,653,263)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   4,217,687    1,045,645
NET ASSETS -- BEGINNING OF PERIOD............................................................  62,595,218   61,549,573
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $66,812,905  $62,595,218
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     286,169      357,170
  Redeemed...................................................................................    (495,346)    (661,197)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (209,177)    (304,027)
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS II
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                  ALL ASSET
                                                                                                  MODERATE
                                                                                              GROWTH-ALT 15*(A)
                                                                                              -----------------
                                                                                                    2013
                                                                                              -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...............................................................     $  2,184
  Net realized gain (loss) on investments....................................................        1,426
  Change in unrealized appreciation (depreciation) of investments............................        2,044
                                                                                                  --------

  Net increase (decrease) in net assets from operations......................................        5,654
                                                                                                  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      143,037
   Transfers between Variable Investment Options including guaranteed interest account, net..       40,848
   Redemptions for contract benefits and terminations........................................           --
   Contract maintenance charges..............................................................       (8,081)
                                                                                                  --------

  Net increase (decrease) in net assets from contractowners transactions.....................      175,804
                                                                                                  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........           --
                                                                                                  --------

INCREASE (DECREASE) IN NET ASSETS............................................................      181,458
NET ASSETS -- BEGINNING OF PERIOD............................................................           --
                                                                                                  --------

NET ASSETS -- END OF PERIOD..................................................................     $181,458
                                                                                                  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,781
  Redeemed...................................................................................          (52)
                                                                                                  --------
  Net Increase (Decrease)....................................................................        1,729
                                                                                                  ========

UNIT ACTIVITY CLASS II
  Issued.....................................................................................           --
  Redeemed...................................................................................           --
                                                                                                  --------
  Net Increase (Decrease)....................................................................           --
                                                                                                  ========

                                                                                                   AMERICAN
                                                                                                CENTURY VP MID
                                                                                                CAP VALUE FUND
                                                                                              ------------------
                                                                                                2013      2012
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  5,350  $  4,096
  Net realized gain (loss) on investments....................................................   15,602     8,092
  Change in unrealized appreciation (depreciation) of investments............................   92,480    17,727
                                                                                              --------  --------

  Net increase (decrease) in net assets from operations......................................  113,432    29,915
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  186,067   110,599
   Transfers between Variable Investment Options including guaranteed interest account, net..  126,553    34,854
   Redemptions for contract benefits and terminations........................................   (6,726)     (161)
   Contract maintenance charges..............................................................  (42,606)  (23,904)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................  263,288   121,388
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........       19        41
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  376,739   151,344
NET ASSETS -- BEGINNING OF PERIOD............................................................  287,848   136,504
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $664,587  $287,848
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========

UNIT ACTIVITY CLASS II
  Issued.....................................................................................    2,376     1,321
  Redeemed...................................................................................     (556)     (271)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................    1,820     1,050
                                                                                              ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-53

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                AMERICAN FUNDS
                                                                                              INSURANCE SERIES(R)
                                                                                                 GLOBAL SMALL
                                                                                                CAPITALIZATION
                                                                                                  FUND/SM/(A)
                                                                                              -------------------
                                                                                                     2013
                                                                                              -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...............................................................       $    --
  Net realized gain (loss) on investments....................................................           694
  Change in unrealized appreciation (depreciation) of investments............................         1,338
                                                                                                    -------

  Net increase (decrease) in net assets from operations......................................         2,032
                                                                                                    -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................        15,824
   Transfers between Variable Investment Options including guaranteed interest account, net..         7,976
   Redemptions for contract benefits and terminations........................................            --
   Contract maintenance charges..............................................................        (1,064)
                                                                                                    -------

  Net increase (decrease) in net assets from contractowners transactions.....................        22,736
                                                                                                    -------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........            --
                                                                                                    -------

INCREASE (DECREASE) IN NET ASSETS............................................................        24,768
NET ASSETS -- BEGINNING OF PERIOD............................................................            --
                                                                                                    -------

NET ASSETS -- END OF PERIOD..................................................................       $24,768
                                                                                                    =======

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Redeemed...................................................................................            --
                                                                                                    -------
  Net Increase (Decrease)....................................................................            --
                                                                                                    =======

UNIT ACTIVITY CLASS B
  Issued.....................................................................................            --
  Redeemed...................................................................................            --
                                                                                                    -------
  Net Increase (Decrease)....................................................................            --
                                                                                                    =======

UNIT ACTIVITY CLASS 4
   Issued....................................................................................           277
   Redeemed..................................................................................           (57)
                                                                                                    -------
   Net Increase (Decrease)...................................................................           220
                                                                                                    =======

                                                                                               AMERICAN FUNDS
                                                                                                 INSURANCE
                                                                                               SERIES(R) NEW
                                                                                              WORLD FUND(R)(A)
                                                                                              ----------------
                                                                                                    2013
                                                                                              ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...............................................................     $   243
  Net realized gain (loss) on investments....................................................          82
  Change in unrealized appreciation (depreciation) of investments............................         491
                                                                                                  -------

  Net increase (decrease) in net assets from operations......................................         816
                                                                                                  -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      10,486
   Transfers between Variable Investment Options including guaranteed interest account, net..      13,104
   Redemptions for contract benefits and terminations........................................          --
   Contract maintenance charges..............................................................      (1,780)
                                                                                                  -------

  Net increase (decrease) in net assets from contractowners transactions.....................      21,810
                                                                                                  -------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          --
                                                                                                  -------

INCREASE (DECREASE) IN NET ASSETS............................................................      22,626
NET ASSETS -- BEGINNING OF PERIOD............................................................          --
                                                                                                  -------

NET ASSETS -- END OF PERIOD..................................................................     $22,626
                                                                                                  =======

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Redeemed...................................................................................          --
                                                                                                  -------
  Net Increase (Decrease)....................................................................          --
                                                                                                  =======

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --
  Redeemed...................................................................................          --
                                                                                                  -------
  Net Increase (Decrease)....................................................................          --
                                                                                                  =======

UNIT ACTIVITY CLASS 4
   Issued....................................................................................         227
   Redeemed..................................................................................         (15)
                                                                                                  -------
   Net Increase (Decrease)...................................................................         212
                                                                                                  =======



                                                                                                   AXA AGGRESSIVE
                                                                                                     ALLOCATION*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   613,797  $   172,312
  Net realized gain (loss) on investments....................................................     557,850     (195,981)
  Change in unrealized appreciation (depreciation) of investments............................   4,421,879    2,542,735
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   5,593,526    2,519,066
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   3,594,952    3,903,549
   Transfers between Variable Investment Options including guaranteed interest account, net..    (424,656)    (296,825)
   Redemptions for contract benefits and terminations........................................    (572,568)    (594,802)
   Contract maintenance charges..............................................................  (2,120,226)  (2,035,687)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................     477,502      976,235
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   6,071,028    3,495,301
NET ASSETS -- BEGINNING OF PERIOD............................................................  20,936,518   17,441,217
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $27,007,546  $20,936,518
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Redeemed...................................................................................         (15)          (1)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (15)          (1)
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................      23,862       40,411
  Redeemed...................................................................................     (15,605)     (22,906)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................       8,257       17,505
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS 4
   Issued....................................................................................          --           --
   Redeemed..................................................................................          --           --
                                                                                              -----------  -----------
   Net Increase (Decrease)...................................................................          --           --
                                                                                              ===========  ===========



                                                                                                    AXA BALANCED
                                                                                                      STRATEGY*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   277,084  $    67,885
  Net realized gain (loss) on investments....................................................     108,955       69,543
  Change in unrealized appreciation (depreciation) of investments............................   1,157,621      452,955
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   1,543,660      590,383
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   6,412,148    5,101,185
   Transfers between Variable Investment Options including guaranteed interest account, net..     (22,720)    (767,017)
   Redemptions for contract benefits and terminations........................................    (100,509)      (9,736)
   Contract maintenance charges..............................................................  (1,797,801)  (1,260,777)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   4,491,118    3,063,655
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          (1)          --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   6,034,777    3,654,038
NET ASSETS -- BEGINNING OF PERIOD............................................................   9,327,718    5,673,680
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $15,362,495  $ 9,327,718
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................      39,107       37,226
  Redeemed...................................................................................      (3,802)     (10,501)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................      35,305       26,725
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS 4
   Issued....................................................................................          --           --
   Redeemed..................................................................................          --           --
                                                                                              -----------  -----------
   Net Increase (Decrease)...................................................................          --           --
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 AXA CONSERVATIVE
                                                                                                    ALLOCATION*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   30,441  $   23,251
  Net realized gain (loss) on investments....................................................     96,596      46,508
  Change in unrealized appreciation (depreciation) of investments............................     12,184      61,607
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    139,221     131,366
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    650,906     616,526
   Transfers between Variable Investment Options including guaranteed interest account, net..     80,753     (61,846)
   Redemptions for contract benefits and terminations........................................    (87,724)    (68,652)
   Contract maintenance charges..............................................................   (370,497)   (355,540)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    273,438     130,488
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    412,659     261,854
NET ASSETS -- BEGINNING OF PERIOD............................................................  3,146,762   2,884,908
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $3,559,421  $3,146,762
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................        (19)         (1)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        (19)         (1)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     14,929      23,580
  Redeemed...................................................................................    (11,454)    (27,998)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      3,475      (4,418)
                                                                                              ==========  ==========

                                                                                                 AXA CONSERVATIVE
                                                                                                 GROWTH STRATEGY*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   63,694  $   20,813
  Net realized gain (loss) on investments....................................................     38,026       3,715
  Change in unrealized appreciation (depreciation) of investments............................    247,288     123,990
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    349,008     148,518
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,536,017   1,114,051
   Transfers between Variable Investment Options including guaranteed interest account, net..    (75,201)    154,681
   Redemptions for contract benefits and terminations........................................    (14,169)     (6,260)
   Contract maintenance charges..............................................................   (465,111)   (355,981)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    981,536     906,491
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,330,544   1,055,009
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,726,600   1,671,591
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $4,057,144  $2,726,600
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     10,434       9,857
  Redeemed...................................................................................     (2,368)     (1,877)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      8,066       7,980
                                                                                              ==========  ==========

                                                                                               AXA CONSERVATIVE-PLUS
                                                                                                    ALLOCATION*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   91,762  $   47,330
  Net realized gain (loss) on investments....................................................    244,396      64,084
  Change in unrealized appreciation (depreciation) of investments............................    339,117     323,496
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    675,275     434,910
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,082,360     969,570
   Transfers between Variable Investment Options including guaranteed interest account, net..    (41,796)    488,582
   Redemptions for contract benefits and terminations........................................   (483,684)   (221,575)
   Contract maintenance charges..............................................................   (734,027)   (676,012)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (177,147)    560,565
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    498,128     995,475
NET ASSETS -- BEGINNING OF PERIOD............................................................  6,706,241   5,710,766
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $7,204,369  $6,706,241
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      9,697          --
  Redeemed...................................................................................       (199)         (6)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      9,498          (6)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     21,763      42,258
  Redeemed...................................................................................    (56,218)    (31,183)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (34,455)     11,075
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 AXA CONSERVATIVE
                                                                                                     STRATEGY*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   17,751  $   11,957
  Net realized gain (loss) on investments....................................................     11,994        (872)
  Change in unrealized appreciation (depreciation) of investments............................     41,188      37,076
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................     70,933      48,161
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    482,622     631,437
   Transfers between Variable Investment Options including guaranteed interest account, net..   (144,891)    134,665
   Redemptions for contract benefits and terminations........................................    (13,386)     (8,554)
   Contract maintenance charges..............................................................   (188,501)   (156,083)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    135,844     601,465
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    206,777     649,626
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,510,181     860,555
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,716,958  $1,510,181
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      3,157       6,073
  Redeemed...................................................................................     (1,973)       (704)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      1,184       5,369
                                                                                              ==========  ==========

                                                                                                     AXA GROWTH
                                                                                                      STRATEGY*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   372,378  $    69,540
  Net realized gain (loss) on investments....................................................      92,641        3,456
  Change in unrealized appreciation (depreciation) of investments............................   1,854,922      692,109
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   2,319,941      765,105
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   5,197,716    4,654,612
   Transfers between Variable Investment Options including guaranteed interest account, net..     101,092     (119,726)
   Redemptions for contract benefits and terminations........................................     (40,207)     (46,155)
   Contract maintenance charges..............................................................  (1,527,857)  (1,154,903)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   3,730,744    3,333,828
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   6,050,685    4,098,933
NET ASSETS -- BEGINNING OF PERIOD............................................................   9,864,909    5,765,976
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $15,915,594  $ 9,864,909
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      28,704       29,848
  Redeemed...................................................................................        (935)      (1,450)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................      27,769       28,398
                                                                                              ===========  ===========

                                                                                                    AXA MODERATE
                                                                                                     ALLOCATION*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   584,451  $   243,050
  Net realized gain (loss) on investments....................................................     971,078       29,002
  Change in unrealized appreciation (depreciation) of investments............................   2,839,107    2,345,036
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   4,394,636    2,617,088
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   6,039,953    6,363,006
   Transfers between Variable Investment Options including guaranteed interest account, net..    (201,292)    (928,802)
   Redemptions for contract benefits and terminations........................................  (1,277,583)    (619,587)
   Contract maintenance charges..............................................................  (3,748,308)  (3,683,462)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................     812,770    1,131,155
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   5,207,406    3,748,243
NET ASSETS -- BEGINNING OF PERIOD............................................................  33,384,003   29,635,760
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $38,591,409  $33,384,003
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         113           --
  Redeemed...................................................................................         (39)         (39)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          74          (39)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     102,083       96,787
  Redeemed...................................................................................    (144,311)    (106,595)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (42,228)      (9,808)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    AXA MODERATE
                                                                                                  GROWTH STRATEGY*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   804,000  $   168,784
  Net realized gain (loss) on investments....................................................     444,307       87,928
  Change in unrealized appreciation (depreciation) of investments............................   3,672,360    1,546,380
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   4,920,667    1,803,092
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  14,337,424   11,774,125
   Transfers between Variable Investment Options including guaranteed interest account, net..    (452,432)  (1,335,566)
   Redemptions for contract benefits and terminations........................................    (261,816)    (132,410)
   Contract maintenance charges..............................................................  (3,978,264)  (2,967,509)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   9,644,912    7,338,640
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  14,565,579    9,141,732
NET ASSETS -- BEGINNING OF PERIOD............................................................  24,929,084   15,787,352
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $39,494,663  $24,929,084
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      86,187       71,516
  Redeemed...................................................................................     (12,415)      (8,343)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................      73,772       63,173
                                                                                              ===========  ===========

                                                                                                  AXA MODERATE-PLUS
                                                                                                     ALLOCATION*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ 1,638,961  $   515,318
  Net realized gain (loss) on investments....................................................   2,337,437      394,071
  Change in unrealized appreciation (depreciation) of investments............................   9,616,441    5,950,057
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................  13,592,839    6,859,446
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  11,529,325   12,268,856
   Transfers between Variable Investment Options including guaranteed interest account, net..    (532,230)  (1,437,879)
   Redemptions for contract benefits and terminations........................................  (1,615,848)  (1,656,910)
   Contract maintenance charges..............................................................  (7,443,852)  (7,047,043)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   1,937,395    2,127,024
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  15,530,234    8,986,470
NET ASSETS -- BEGINNING OF PERIOD............................................................  67,940,250   58,953,780
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $83,470,484  $67,940,250
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         469          501
  Redeemed...................................................................................        (390)        (398)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          79          103
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      91,004       80,231
  Redeemed...................................................................................     (63,056)    (134,643)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................      27,948      (54,412)
                                                                                              ===========  ===========

                                                                                                 AXA TACTICAL
                                                                                                 MANAGER 400*
                                                                                              ------------------
                                                                                                2013      2012
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    415  $    227
  Net realized gain (loss) on investments....................................................   19,183       664
  Change in unrealized appreciation (depreciation) of investments............................   34,018    11,873
                                                                                              --------  --------

  Net increase (decrease) in net assets from operations......................................   53,616    12,764
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  165,406    39,312
   Transfers between Variable Investment Options including guaranteed interest account, net..   10,680     7,568
   Redemptions for contract benefits and terminations........................................       --        --
   Contract maintenance charges..............................................................  (21,744)  (12,002)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................  154,342    34,878
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  207,958    47,642
NET ASSETS -- BEGINNING OF PERIOD............................................................  111,736    64,094
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $319,694  $111,736
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................    1,534       398
  Redeemed...................................................................................     (388)      (73)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................    1,146       325
                                                                                              ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 AXA TACTICAL
                                                                                                 MANAGER 500*
                                                                                              ------------------
                                                                                                2013      2012
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  1,519  $    902
  Net realized gain (loss) on investments....................................................   38,995     2,395
  Change in unrealized appreciation (depreciation) of investments............................   24,950     7,492
                                                                                              --------  --------

  Net increase (decrease) in net assets from operations......................................   65,464    10,789
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  147,516    69,623
   Transfers between Variable Investment Options including guaranteed interest account, net..   38,347    44,841
   Redemptions for contract benefits and terminations........................................      (12)       --
   Contract maintenance charges..............................................................  (26,186)  (15,417)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................  159,665    99,047
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  225,129   109,836
NET ASSETS -- BEGINNING OF PERIOD............................................................  159,705    49,869
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $384,834  $159,705
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................    1,732     1,038
  Redeemed...................................................................................     (565)     (146)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................    1,167       892
                                                                                              ========  ========

                                                                                                 AXA TACTICAL
                                                                                                 MANAGER 2000*
                                                                                              ------------------
                                                                                                2013      2012
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    262  $    352
  Net realized gain (loss) on investments....................................................   26,720     1,146
  Change in unrealized appreciation (depreciation) of investments............................   29,143     9,513
                                                                                              --------  --------

  Net increase (decrease) in net assets from operations......................................   56,125    11,011
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   95,289    49,523
   Transfers between Variable Investment Options including guaranteed interest account, net..   16,321    20,410
   Redemptions for contract benefits and terminations........................................       (3)       --
   Contract maintenance charges..............................................................  (21,157)  (11,059)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................   90,450    58,874
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  146,575    69,885
NET ASSETS -- BEGINNING OF PERIOD............................................................  119,604    49,719
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $266,179  $119,604
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      888       616
  Redeemed...................................................................................     (209)      (47)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................      679       569
                                                                                              ========  ========

                                                                                                 AXA TACTICAL
                                                                                                    MANAGER
                                                                                                INTERNATIONAL*
                                                                                              ------------------
                                                                                                2013      2012
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     --  $    831
  Net realized gain (loss) on investments....................................................   17,514    (1,021)
  Change in unrealized appreciation (depreciation) of investments............................   17,785    18,512
                                                                                              --------  --------

  Net increase (decrease) in net assets from operations......................................   35,299    18,322
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   60,990    51,431
   Transfers between Variable Investment Options including guaranteed interest account, net..      332     6,851
   Redemptions for contract benefits and terminations........................................       --        --
   Contract maintenance charges..............................................................  (17,937)  (13,058)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................   43,385    45,224
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................   78,684    63,546
NET ASSETS -- BEGINNING OF PERIOD............................................................  144,380    80,834
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $223,064  $144,380
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      456       567
  Redeemed...................................................................................      (69)      (80)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................      387       487
                                                                                              ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 DREYFUS STOCK INDEX
                                                                                                     FUND, INC.
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   602,803  $   556,566
  Net realized gain (loss) on investments....................................................   3,201,620      543,925
  Change in unrealized appreciation (depreciation) of investments............................   6,349,561    2,655,309
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................  10,153,984    3,755,800
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,399,630    2,990,098
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,842,129)  10,944,129
   Redemptions for contract benefits and terminations........................................  (6,235,329)  (1,461,174)
   Contract maintenance charges..............................................................  (1,561,488)  (1,600,615)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (8,239,316)  10,872,438
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          --       26,200
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,914,668   14,654,438
NET ASSETS -- BEGINNING OF PERIOD............................................................  35,815,370   21,160,932
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $37,730,038  $35,815,370
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................     154,729      842,151
  Redeemed...................................................................................    (550,787)    (301,801)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (396,058)     540,350
                                                                                              ===========  ===========

                                                                                               EQ/ALLIANCEBERNSTEIN
                                                                                                 SMALL CAP GROWTH*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     (756) $    3,735
  Net realized gain (loss) on investments....................................................    427,724     193,765
  Change in unrealized appreciation (depreciation) of investments............................    604,639     136,586
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................  1,031,607     334,086
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    588,162     485,575
   Transfers between Variable Investment Options including guaranteed interest account, net..   (139,094)     27,744
   Redemptions for contract benefits and terminations........................................    (86,398)    (21,561)
   Contract maintenance charges..............................................................   (245,593)   (216,226)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    117,077     275,532
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          4          (1)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,148,688     609,617
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,667,269   2,057,652
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $3,815,957  $2,667,269
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      3,649       9,282
  Redeemed...................................................................................     (9,151)     (5,413)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (5,502)      3,869
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      1,417       1,580
  Redeemed...................................................................................       (615)       (627)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        802         953
                                                                                              ==========  ==========
UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                                EQ/BLACKROCK BASIC
                                                                                                   VALUE EQUITY*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  104,622  $   73,596
  Net realized gain (loss) on investments....................................................     97,336      (3,341)
  Change in unrealized appreciation (depreciation) of investments............................  1,763,173     471,935
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................  1,965,131     542,190
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,489,513   1,207,106
   Transfers between Variable Investment Options including guaranteed interest account, net..   (242,892)     26,160
   Redemptions for contract benefits and terminations........................................   (171,746)    (61,346)
   Contract maintenance charges..............................................................   (507,323)   (422,379)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    567,552     749,541
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          2           3
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  2,532,685   1,291,734
NET ASSETS -- BEGINNING OF PERIOD............................................................  5,040,161   3,748,427
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $7,572,846  $5,040,161
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      8,121       9,513
  Redeemed...................................................................................    (11,337)     (6,489)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (3,216)      3,024
                                                                                              ==========  ==========
UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 EQ/BOSTON ADVISORS
                                                                                                   EQUITY INCOME*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   298,377  $   261,060
  Net realized gain (loss) on investments....................................................   2,066,278     (492,548)
  Change in unrealized appreciation (depreciation) of investments............................   2,223,169    2,793,302
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   4,587,824    2,561,814
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,056,665    1,021,015
   Transfers between Variable Investment Options including guaranteed interest account, net..    (429,974)  (1,739,639)
   Redemptions for contract benefits and terminations........................................  (2,261,613)    (635,224)
   Contract maintenance charges..............................................................    (866,015)  (1,018,814)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,500,937)  (2,372,662)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........        (885)          --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   2,086,002      189,152
NET ASSETS -- BEGINNING OF PERIOD............................................................  15,818,729   15,629,577
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $17,904,731  $15,818,729
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      14,640        1,689
  Redeemed...................................................................................     (98,144)    (112,331)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (83,504)    (110,642)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      49,347       64,468
  Redeemed...................................................................................     (88,940)     (99,043)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (39,593)     (34,575)
                                                                                              ===========  ===========

                                                                                                EQ/CALVERT SOCIALLY
                                                                                                   RESPONSIBLE*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    5,871  $    8,759
  Net realized gain (loss) on investments....................................................    160,291      (3,906)
  Change in unrealized appreciation (depreciation) of investments............................    298,483     210,607
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    464,645     215,460
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    152,950     181,398
   Transfers between Variable Investment Options including guaranteed interest account, net..   (120,624)    (46,089)
   Redemptions for contract benefits and terminations........................................   (102,777)   (125,022)
   Contract maintenance charges..............................................................   (104,758)   (109,914)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (175,209)    (99,627)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         (5)         --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    289,431     115,833
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,456,363   1,340,530
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,745,794  $1,456,363
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................     12,486      24,210
  Redeemed...................................................................................    (32,306)    (39,428)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (19,820)    (15,218)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      2,094       3,713
  Redeemed...................................................................................     (2,247)     (2,902)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................       (153)        811
                                                                                              ==========  ==========

                                                                                                EQ/CAPITAL GUARDIAN
                                                                                                     RESEARCH*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   52,795  $   21,711
  Net realized gain (loss) on investments....................................................    401,099      15,528
  Change in unrealized appreciation (depreciation) of investments............................    891,487     611,209
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................  1,345,381     648,448
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    445,845     419,794
   Transfers between Variable Investment Options including guaranteed interest account, net..    (76,521)    (70,353)
   Redemptions for contract benefits and terminations........................................   (311,071)   (127,022)
   Contract maintenance charges..............................................................   (290,974)   (270,847)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (232,721)    (48,428)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........        741        (239)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,113,401     599,781
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,438,506   3,838,725
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $5,551,907  $4,438,506
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................     31,771      38,705
  Redeemed...................................................................................    (57,064)    (53,240)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (25,293)    (14,535)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        927         879
  Redeemed...................................................................................       (177)       (193)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        750         686
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                     EQ/COMMON
                                                                                                   STOCK INDEX*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  107,749  $   86,791
  Net realized gain (loss) on investments....................................................     39,758     (36,967)
  Change in unrealized appreciation (depreciation) of investments............................  1,870,855     657,631
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................  2,018,362     707,455
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  2,020,150   1,351,517
   Transfers between Variable Investment Options including guaranteed interest account, net..    331,216    (254,165)
   Redemptions for contract benefits and terminations........................................   (205,519)    (53,227)
   Contract maintenance charges..............................................................   (658,722)   (535,393)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  1,487,125     508,732
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  3,505,487   1,216,187
NET ASSETS -- BEGINNING OF PERIOD............................................................  5,604,616   4,388,429
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $9,110,103  $5,604,616
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................        725         328
  Redeemed...................................................................................       (932)       (294)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................       (207)         34
                                                                                              ----------  ----------
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     13,055       7,308
  Redeemed...................................................................................     (1,716)     (2,589)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     11,339       4,719
                                                                                              ==========  ==========

                                                                                                       EQ/CORE
                                                                                                     BOND INDEX*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   249,560  $   439,892
  Net realized gain (loss) on investments....................................................     449,653       19,352
  Change in unrealized appreciation (depreciation) of investments............................  (1,216,786)     572,029
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................    (517,573)   1,031,273
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,237,752    2,323,806
   Transfers between Variable Investment Options including guaranteed interest account, net..  (2,994,284)    (277,379)
   Redemptions for contract benefits and terminations........................................  (4,807,184)  (1,107,557)
   Contract maintenance charges..............................................................  (1,711,795)  (2,255,302)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (7,275,511)  (1,316,432)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (7,793,084)    (285,159)
NET ASSETS -- BEGINNING OF PERIOD............................................................  35,230,955   35,516,114
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $27,437,871  $35,230,955
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................     197,228      201,806
  Redeemed...................................................................................    (700,041)    (318,517)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (502,813)    (116,711)
                                                                                              -----------  -----------
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       3,813        3,028
  Redeemed...................................................................................      (1,308)        (896)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................       2,505        2,132
                                                                                              ===========  ===========

                                                                                                     EQ/EQUITY
                                                                                                     500 INDEX*
                                                                                              -----------------------
                                                                                                  2013        2012
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   155,660  $  107,927
  Net realized gain (loss) on investments....................................................      70,688       4,585
  Change in unrealized appreciation (depreciation) of investments............................   2,264,370     640,013
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from operations......................................   2,490,718     752,525
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,773,790   1,709,234
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,001,972     123,811
   Redemptions for contract benefits and terminations........................................    (160,655)    (32,466)
   Contract maintenance charges..............................................................    (829,304)   (608,345)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   2,785,803   1,192,234
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........           8           2
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   5,276,529   1,944,761
NET ASSETS -- BEGINNING OF PERIOD............................................................   6,490,050   4,545,289
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $11,766,579  $6,490,050
                                                                                              ===========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              -----------  ----------
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      22,788      12,642
  Redeemed...................................................................................      (2,787)     (2,445)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................      20,001      10,197
                                                                                              ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               EQ/EQUITY GROWTH PLUS*
                                                                                              -----------------------
                                                                                                  2013        2012
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    16,097  $   27,824
  Net realized gain (loss) on investments....................................................     294,023    (186,978)
  Change in unrealized appreciation (depreciation) of investments............................   2,629,185   1,421,883
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from operations......................................   2,939,305   1,262,729
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,213,693   1,269,658
   Transfers between Variable Investment Options including guaranteed interest account, net..    (641,598)   (445,850)
   Redemptions for contract benefits and terminations........................................    (687,110)   (842,832)
   Contract maintenance charges..............................................................    (850,569)   (895,172)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    (965,584)   (914,196)
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,973,721     348,533
NET ASSETS -- BEGINNING OF PERIOD............................................................   9,613,353   9,264,820
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $11,587,074  $9,613,353
                                                                                              ===========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      58,817      83,240
  Redeemed...................................................................................    (113,536)   (163,435)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................     (54,719)    (80,195)
                                                                                              ===========  ==========

                                                                                                EQ/GAMCO MERGERS
                                                                                                AND ACQUISITIONS*
                                                                                              --------------------
                                                                                                 2013       2012
                                                                                              ----------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    4,702  $     --
  Net realized gain (loss) on investments....................................................     66,799    22,918
  Change in unrealized appreciation (depreciation) of investments............................     38,916    22,533
                                                                                              ----------  --------

  Net increase (decrease) in net assets from operations......................................    110,417    45,451
                                                                                              ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    220,588   217,027
   Transfers between Variable Investment Options including guaranteed interest account, net..    (26,662)   (9,474)
   Redemptions for contract benefits and terminations........................................     (9,142)   (4,243)
   Contract maintenance charges..............................................................    (91,860)  (88,687)
                                                                                              ----------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................     92,924   114,623
                                                                                              ----------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................    203,341   160,074
NET ASSETS -- BEGINNING OF PERIOD............................................................    966,238   806,164
                                                                                              ----------  --------

NET ASSETS -- END OF PERIOD.................................................................. $1,169,579  $966,238
                                                                                              ==========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      1,312     1,158
  Redeemed...................................................................................       (706)     (343)
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................        606       815
                                                                                              ==========  ========

                                                                                                   EQ/GAMCO SMALL
                                                                                                   COMPANY VALUE*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (170,453) $   546,273
  Net realized gain (loss) on investments....................................................   9,457,644    5,179,950
  Change in unrealized appreciation (depreciation) of investments............................  18,610,127    5,663,246
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................  27,897,318   11,389,469
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   6,399,073    6,223,730
   Transfers between Variable Investment Options including guaranteed interest account, net..  (2,586,573)    (825,969)
   Redemptions for contract benefits and terminations........................................  (5,961,317)  (4,626,157)
   Contract maintenance charges..............................................................  (4,537,351)  (4,492,972)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (6,686,168)  (3,721,368)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  21,211,150    7,668,101
NET ASSETS -- BEGINNING OF PERIOD............................................................  75,343,499   67,675,398
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $96,554,649  $75,343,499
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      97,755      179,742
  Redeemed...................................................................................    (228,024)    (278,510)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (130,269)     (98,768)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               EQ/GLOBAL BOND PLUS*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $      204  $   20,264
  Net realized gain (loss) on investments....................................................     50,001      52,748
  Change in unrealized appreciation (depreciation) of investments............................    (87,540)    (23,563)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    (37,335)     49,449
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    340,982     322,149
   Transfers between Variable Investment Options including guaranteed interest account, net..      9,164     (38,682)
   Redemptions for contract benefits and terminations........................................    (30,690)    (32,584)
   Contract maintenance charges..............................................................   (149,951)   (145,173)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    169,505     105,710
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          3           1
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    132,173     155,160
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,429,450   1,274,290
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,561,623  $1,429,450
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      1,978       1,534
  Redeemed...................................................................................       (731)       (754)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      1,247         780
                                                                                              ==========  ==========

                                                                                              EQ/GLOBAL MULTI-SECTOR
                                                                                                      EQUITY*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   58,225  $   84,866
  Net realized gain (loss) on investments....................................................   (118,630)   (155,265)
  Change in unrealized appreciation (depreciation) of investments............................  1,386,523     967,429
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................  1,326,118     897,030
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,243,493   1,171,657
   Transfers between Variable Investment Options including guaranteed interest account, net..   (205,402)    (83,588)
   Redemptions for contract benefits and terminations........................................   (129,534)   (206,485)
   Contract maintenance charges..............................................................   (611,830)   (588,787)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    296,727     292,797
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,622,845   1,189,827
NET ASSETS -- BEGINNING OF PERIOD............................................................  6,384,135   5,194,308
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $8,006,980  $6,384,135
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      3,915       3,912
  Redeemed...................................................................................     (2,288)     (9,726)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      1,627      (5,814)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      2,496       2,645
  Redeemed...................................................................................     (1,500)       (489)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        996       2,156
                                                                                              ==========  ==========

                                                                                                   EQ/INTERMEDIATE
                                                                                                  GOVERNMENT BOND*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     5,320  $     9,584
  Net realized gain (loss) on investments....................................................      87,737      149,286
  Change in unrealized appreciation (depreciation) of investments............................    (354,091)     (34,413)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................    (261,034)     124,457
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     940,860      956,154
   Transfers between Variable Investment Options including guaranteed interest account, net..    (351,996)    (188,905)
   Redemptions for contract benefits and terminations........................................    (513,364)    (627,133)
   Contract maintenance charges..............................................................  (1,292,490)  (1,334,832)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,216,990)  (1,194,716)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,478,024)  (1,070,259)
NET ASSETS -- BEGINNING OF PERIOD............................................................  15,056,048   16,126,307
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $13,578,024  $15,056,048
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      50,090       55,273
  Redeemed...................................................................................    (125,252)    (131,473)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (75,162)     (76,200)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       1,636        1,615
  Redeemed...................................................................................      (1,268)        (693)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         368          922
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               EQ/INTERNATIONAL CORE
                                                                                                       PLUS*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   11,883  $   16,282
  Net realized gain (loss) on investments....................................................     39,612      13,963
  Change in unrealized appreciation (depreciation) of investments............................    158,652     121,143
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    210,147     151,388
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    325,716     291,803
   Transfers between Variable Investment Options including guaranteed interest account, net..    (94,972)     17,728
   Redemptions for contract benefits and terminations........................................    (10,272)     (6,296)
   Contract maintenance charges..............................................................   (116,277)   (113,059)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    104,195     190,176
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    314,342     341,564
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,167,650     826,086
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,481,992  $1,167,650
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      1,945       1,996
  Redeemed...................................................................................     (1,254)       (466)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        691       1,530
                                                                                              ==========  ==========

                                                                                                 EQ/INTERNATIONAL
                                                                                                   EQUITY INDEX*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  105,610  $  112,215
  Net realized gain (loss) on investments....................................................   (155,459)    (79,976)
  Change in unrealized appreciation (depreciation) of investments............................    958,646     498,705
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    908,797     530,944
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    901,540     806,660
   Transfers between Variable Investment Options including guaranteed interest account, net..  2,270,253      11,888
   Redemptions for contract benefits and terminations........................................   (109,831)    (44,395)
   Contract maintenance charges..............................................................   (359,404)   (322,477)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  2,702,558     451,676
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  3,611,355     982,620
NET ASSETS -- BEGINNING OF PERIOD............................................................  3,914,278   2,931,658
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $7,525,633  $3,914,278
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................    174,371           1
  Redeemed...................................................................................     (3,230)     (2,511)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    171,141      (2,510)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      5,220       5,436
  Redeemed...................................................................................     (2,329)       (798)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      2,891       4,638
                                                                                              ==========  ==========

                                                                                                  EQ/INTERNATIONAL
                                                                                                    VALUE PLUS*
                                                                                              -----------------------
                                                                                                 2013         2012
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   47,524  $    66,355
  Net realized gain (loss) on investments....................................................   (121,572)  (1,139,919)
  Change in unrealized appreciation (depreciation) of investments............................    813,013    1,687,429
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from operations......................................    738,965      613,865
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    462,171      475,911
   Transfers between Variable Investment Options including guaranteed interest account, net..     92,141   (1,602,044)
   Redemptions for contract benefits and terminations........................................   (387,596)     (47,943)
   Contract maintenance charges..............................................................   (271,362)    (301,803)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (104,646)  (1,475,879)
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    634,319     (862,014)
NET ASSETS -- BEGINNING OF PERIOD............................................................  3,837,545    4,699,559
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $4,471,864  $ 3,837,545
                                                                                              ==========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................        578          723
  Redeemed...................................................................................    (21,615)    (124,437)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................    (21,037)    (123,714)
                                                                                              ==========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      2,916        2,271
  Redeemed...................................................................................     (1,307)        (681)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................      1,609        1,590
                                                                                              ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/INVESCO
                                                                                                    COMSTOCK*
                                                                                              --------------------
                                                                                                 2013       2012
                                                                                              ----------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   58,488  $ 10,742
  Net realized gain (loss) on investments....................................................     61,907     2,461
  Change in unrealized appreciation (depreciation) of investments............................    241,313   116,543
                                                                                              ----------  --------

  Net increase (decrease) in net assets from operations......................................    361,708   129,746
                                                                                              ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    214,873   124,823
   Transfers between Variable Investment Options including guaranteed interest account, net..    230,710    32,354
   Redemptions for contract benefits and terminations........................................     (6,419)   (6,798)
   Contract maintenance charges..............................................................    (95,414)  (62,129)
                                                                                              ----------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................    343,750    88,250
                                                                                              ----------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          4        --
                                                                                              ----------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................    705,462   217,996
NET ASSETS -- BEGINNING OF PERIOD............................................................    875,665   657,669
                                                                                              ----------  --------

NET ASSETS -- END OF PERIOD.................................................................. $1,581,127  $875,665
                                                                                              ==========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --        --
  Redeemed...................................................................................         --        --
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................         --        --
                                                                                              ==========  ========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      3,202     1,126
  Redeemed...................................................................................       (909)     (374)
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................      2,293       752
                                                                                              ==========  ========

                                                                                               EQ/JPMORGAN VALUE
                                                                                                OPPORTUNITIES*
                                                                                              ------------------
                                                                                                2013      2012
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ 17,076  $  5,759
  Net realized gain (loss) on investments....................................................   25,104    24,423
  Change in unrealized appreciation (depreciation) of investments............................  187,373    48,893
                                                                                              --------  --------

  Net increase (decrease) in net assets from operations......................................  229,553    79,075
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  188,143   138,770
   Transfers between Variable Investment Options including guaranteed interest account, net..    8,081   (32,846)
   Redemptions for contract benefits and terminations........................................  (50,983)   (6,289)
   Contract maintenance charges..............................................................  (65,881)  (55,713)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................   79,360    43,922
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........       --        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  308,913   122,997
NET ASSETS -- BEGINNING OF PERIOD............................................................  614,513   491,516
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $923,426  $614,513
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      417     1,808
  Redeemed...................................................................................   (3,708)      (15)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................   (3,291)    1,793
                                                                                              ========  ========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      698       609
  Redeemed...................................................................................     (162)     (453)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................      536       156
                                                                                              ========  ========

                                                                                                EQ/LARGE CAP CORE
                                                                                                      PLUS*
                                                                                              --------------------
                                                                                                 2013       2012
                                                                                              ----------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    7,296  $  5,471
  Net realized gain (loss) on investments....................................................     69,138    41,307
  Change in unrealized appreciation (depreciation) of investments............................    261,581    12,144
                                                                                              ----------  --------

  Net increase (decrease) in net assets from operations......................................    338,015    58,922
                                                                                              ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     57,109    54,969
   Transfers between Variable Investment Options including guaranteed interest account, net..    794,038    71,864
   Redemptions for contract benefits and terminations........................................     (1,948)       (3)
   Contract maintenance charges..............................................................    (56,013)  (24,186)
                                                                                              ----------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................    793,186   102,644
                                                                                              ----------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --        --
                                                                                              ----------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,131,201   161,566
NET ASSETS -- BEGINNING OF PERIOD............................................................    489,036   327,470
                                                                                              ----------  --------

NET ASSETS -- END OF PERIOD.................................................................. $1,620,237  $489,036
                                                                                              ==========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --        --
  Redeemed...................................................................................         --        --
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................         --        --
                                                                                              ==========  ========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      6,717     1,081
  Redeemed...................................................................................       (323)     (112)
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................      6,394       969
                                                                                              ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/LARGE CAP
                                                                                                   GROWTH INDEX*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   17,520  $   16,941
  Net realized gain (loss) on investments....................................................    160,091      13,681
  Change in unrealized appreciation (depreciation) of investments............................    304,043     125,789
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    481,654     156,411
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    404,369     301,162
   Transfers between Variable Investment Options including guaranteed interest account, net..    (50,045)     52,528
   Redemptions for contract benefits and terminations........................................    (29,539)    (12,698)
   Contract maintenance charges..............................................................   (160,211)   (125,846)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    164,574     215,146
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         11           3
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    646,239     371,560
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,391,203   1,019,643
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,037,442  $1,391,203
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      2,894       2,769
  Redeemed...................................................................................     (1,498)       (661)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      1,396       2,108
                                                                                              ==========  ==========

                                                                                                   EQ/LARGE CAP
                                                                                                   GROWTH PLUS*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    3,131  $    8,679
  Net realized gain (loss) on investments....................................................     27,655       3,629
  Change in unrealized appreciation (depreciation) of investments............................    511,248     159,250
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    542,034     171,558
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    293,788     295,568
   Transfers between Variable Investment Options including guaranteed interest account, net..    (84,562)    (44,171)
   Redemptions for contract benefits and terminations........................................    (30,079)    (16,842)
   Contract maintenance charges..............................................................   (134,483)   (121,000)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................     44,664     113,555
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    586,698     285,113
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,508,780   1,223,667
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,095,478  $1,508,780
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         70         370
  Redeemed...................................................................................       (537)     (1,719)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................       (467)     (1,349)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        733         856
  Redeemed...................................................................................       (515)       (183)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        218         673
                                                                                              ==========  ==========

                                                                                                   EQ/LARGE CAP
                                                                                                   VALUE INDEX*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  101,086  $  117,389
  Net realized gain (loss) on investments....................................................    330,060    (120,649)
  Change in unrealized appreciation (depreciation) of investments............................  1,754,103   1,032,803
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................  2,185,249   1,029,543
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    900,667     906,061
   Transfers between Variable Investment Options including guaranteed interest account, net..   (369,776)   (374,774)
   Redemptions for contract benefits and terminations........................................   (304,252)   (414,884)
   Contract maintenance charges..............................................................   (501,933)   (486,738)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (275,294)   (370,335)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,909,955     659,208
NET ASSETS -- BEGINNING OF PERIOD............................................................  7,127,650   6,468,442
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $9,037,605  $7,127,650
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................     35,272      48,483
  Redeemed...................................................................................    (59,607)    (81,379)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (24,335)    (32,896)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      2,775       2,165
  Redeemed...................................................................................       (999)       (733)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      1,776       1,432
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    EQ/LARGE CAP
                                                                                                    VALUE PLUS*
                                                                                              -----------------------
                                                                                                 2013         2012
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   45,890  $    58,221
  Net realized gain (loss) on investments....................................................    (17,321)  (1,367,950)
  Change in unrealized appreciation (depreciation) of investments............................  1,232,006    2,166,538
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from operations......................................  1,260,575      856,809
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    638,626      653,687
   Transfers between Variable Investment Options including guaranteed interest account, net..   (217,921)  (4,185,434)
   Redemptions for contract benefits and terminations........................................   (181,447)    (106,707)
   Contract maintenance charges..............................................................   (364,527)    (441,836)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (125,269)  (4,080,290)
                                                                                              ----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --           --
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,135,306   (3,223,481)
NET ASSETS -- BEGINNING OF PERIOD............................................................  3,935,921    7,159,402
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $5,071,227  $ 3,935,921
                                                                                              ==========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      9,094       12,298
  Redeemed...................................................................................    (13,880)    (297,698)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................     (4,786)    (285,400)
                                                                                              ==========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      1,242        1,727
  Redeemed...................................................................................     (1,626)        (939)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................       (384)         788
                                                                                              ==========  ===========

                                                                                                 EQ/LORD ABBETT
                                                                                                 LARGE CAP CORE*
                                                                                              --------------------
                                                                                                 2013       2012
                                                                                              ----------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   19,900  $  7,983
  Net realized gain (loss) on investments....................................................    165,478    19,362
  Change in unrealized appreciation (depreciation) of investments............................     39,719    57,905
                                                                                              ----------  --------

  Net increase (decrease) in net assets from operations......................................    225,097    85,250
                                                                                              ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    221,408   169,002
   Transfers between Variable Investment Options including guaranteed interest account, net..    (18,340)  (26,513)
   Redemptions for contract benefits and terminations........................................     (3,664)   (2,533)
   Contract maintenance charges..............................................................    (76,150)  (66,289)
                                                                                              ----------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................    123,254    73,667
                                                                                              ----------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          7         2
                                                                                              ----------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................    348,358   158,919
NET ASSETS -- BEGINNING OF PERIOD............................................................    697,849   538,930
                                                                                              ----------  --------

NET ASSETS -- END OF PERIOD.................................................................. $1,046,207  $697,849
                                                                                              ==========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --        --
  Redeemed...................................................................................         --        --
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................         --        --
                                                                                              ==========  ========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      1,019       948
  Redeemed...................................................................................       (247)     (398)
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................        772       550
                                                                                              ==========  ========

                                                                                                EQ/MFS INTERNATIONAL
                                                                                                       GROWTH*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    97,376  $    92,720
  Net realized gain (loss) on investments....................................................     851,578     (239,796)
  Change in unrealized appreciation (depreciation) of investments............................   1,461,764    3,100,840
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   2,410,718    2,953,764
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,614,885    1,761,556
   Transfers between Variable Investment Options including guaranteed interest account, net..    (189,531)   2,020,396
   Redemptions for contract benefits and terminations........................................  (1,697,494)  (1,078,395)
   Contract maintenance charges..............................................................  (1,202,370)  (1,285,231)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,474,510)   1,418,326
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     936,208    4,372,090
NET ASSETS -- BEGINNING OF PERIOD............................................................  18,801,633   14,429,543
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $19,737,841  $18,801,633
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     145,776      253,861
  Redeemed...................................................................................    (237,200)    (162,085)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (91,424)      91,776
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 EQ/MID CAP INDEX*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   42,087  $   43,636
  Net realized gain (loss) on investments....................................................    117,204     (74,853)
  Change in unrealized appreciation (depreciation) of investments............................  1,690,389     822,226
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................  1,849,680     791,009
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    999,117     857,563
   Transfers between Variable Investment Options including guaranteed interest account, net..    (77,369)    (99,982)
   Redemptions for contract benefits and terminations........................................   (322,958)   (159,514)
   Contract maintenance charges..............................................................   (438,934)   (398,039)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    159,856     200,028
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         27           6
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  2,009,563     991,043
NET ASSETS -- BEGINNING OF PERIOD............................................................  5,611,900   4,620,857
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $7,621,463  $5,611,900
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................     13,885      19,749
  Redeemed...................................................................................    (23,206)    (23,589)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (9,321)     (3,840)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      3,119       2,349
  Redeemed...................................................................................     (1,052)       (489)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      2,067       1,860
                                                                                              ==========  ==========

                                                                                               EQ/MID CAP VALUE PLUS*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    33,763  $   113,642
  Net realized gain (loss) on investments....................................................     534,486       11,306
  Change in unrealized appreciation (depreciation) of investments............................   3,344,410    1,909,233
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   3,912,659    2,034,181
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,356,830    1,434,178
   Transfers between Variable Investment Options including guaranteed interest account, net..    (510,188)  (1,532,400)
   Redemptions for contract benefits and terminations........................................    (969,589)    (643,823)
   Contract maintenance charges..............................................................    (891,127)    (882,905)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,014,074)  (1,624,950)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   2,898,585      409,231
NET ASSETS -- BEGINNING OF PERIOD............................................................  12,313,278   11,904,047
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $15,211,863  $12,313,278
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      54,634       86,473
  Redeemed...................................................................................    (113,938)    (217,648)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (59,304)    (131,175)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       1,003        1,287
  Redeemed...................................................................................        (886)        (462)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         117          825
                                                                                              ===========  ===========

                                                                                                 EQ/MONEY MARKET*(B)
                                                                                              -------------------------
                                                                                                  2013          2012
                                                                                              ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    (41,362) $   (44,881)
  Net realized gain (loss) on investments....................................................           81         (390)
  Change in unrealized appreciation (depreciation) of investments............................           68          560
                                                                                              ------------  -----------

  Net increase (decrease) in net assets from operations......................................      (41,213)     (44,711)
                                                                                              ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   13,524,201   16,236,734
   Transfers between Variable Investment Options including guaranteed interest account, net..  (12,874,200)  (4,616,805)
   Redemptions for contract benefits and terminations........................................   (3,234,170)  (3,638,127)
   Contract maintenance charges..............................................................   (2,402,471)  (2,498,833)
                                                                                              ------------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (4,986,640)   5,482,969
                                                                                              ------------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........           --           --
                                                                                              ------------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (5,027,853)   5,438,258
NET ASSETS -- BEGINNING OF PERIOD............................................................   22,647,747   17,209,489
                                                                                              ------------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 17,619,894  $22,647,747
                                                                                              ============  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      461,794      538,635
  Redeemed...................................................................................     (534,120)    (651,630)
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................      (72,326)    (112,995)
                                                                                              ============  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       76,828      117,547
  Redeemed...................................................................................     (108,752)     (66,364)
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................      (31,924)      51,183
                                                                                              ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/MONTAG & CALDWELL
                                                                                                       GROWTH*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   222,189  $   218,331
  Net realized gain (loss) on investments....................................................   8,811,768    3,204,944
  Change in unrealized appreciation (depreciation) of investments............................   2,411,548    1,987,506
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................  11,445,505    5,410,781
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   4,570,391    4,931,107
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,523,833)  (4,611,358)
   Redemptions for contract benefits and terminations........................................  (3,213,091)  (3,435,361)
   Contract maintenance charges..............................................................  (3,766,492)  (3,907,529)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (3,933,025)  (7,023,141)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   7,512,480   (1,612,360)
NET ASSETS -- BEGINNING OF PERIOD............................................................  44,545,872   46,158,232
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $52,058,352  $44,545,872
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     298,961      388,297
  Redeemed...................................................................................    (557,484)    (966,971)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (258,523)    (578,674)
                                                                                              ===========  ===========

                                                                                                EQ/MORGAN STANLEY MID
                                                                                                     CAP GROWTH*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (26,548) $    30,669
  Net realized gain (loss) on investments....................................................   1,707,748      404,311
  Change in unrealized appreciation (depreciation) of investments............................   2,609,578      449,079
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   4,290,778      884,059
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,526,017    1,501,105
   Transfers between Variable Investment Options including guaranteed interest account, net..    (260,550)     814,531
   Redemptions for contract benefits and terminations........................................  (1,131,383)    (591,149)
   Contract maintenance charges..............................................................    (821,828)    (792,067)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................    (687,744)     932,420
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   3,603,034    1,816,479
NET ASSETS -- BEGINNING OF PERIOD............................................................  11,750,171    9,933,692
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $15,353,205  $11,750,171
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      56,473      112,005
  Redeemed...................................................................................    (107,763)    (105,317)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (51,290)       6,688
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       2,629        3,829
  Redeemed...................................................................................      (1,099)        (810)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................       1,530        3,019
                                                                                              ===========  ===========

                                                                                                  EQ/PIMCO ULTRA
                                                                                                    SHORT BOND*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   38,433  $   26,310
  Net realized gain (loss) on investments....................................................     21,803        (150)
  Change in unrealized appreciation (depreciation) of investments............................    (64,283)     57,315
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................     (4,047)     83,475
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    861,273     904,481
   Transfers between Variable Investment Options including guaranteed interest account, net..     76,260    (164,926)
   Redemptions for contract benefits and terminations........................................   (312,453)   (149,636)
   Contract maintenance charges..............................................................   (499,505)   (506,291)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    125,575      83,628
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    121,528     167,103
NET ASSETS -- BEGINNING OF PERIOD............................................................  6,313,895   6,146,792
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $6,435,423  $6,313,895
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................        682         785
  Redeemed...................................................................................     (9,019)     (8,413)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (8,337)     (7,628)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     40,746      39,367
  Redeemed...................................................................................    (46,972)    (39,445)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (6,226)        (78)
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,




                                                                                               EQ/QUALITY BOND PLUS*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (8,733) $   11,104
  Net realized gain (loss) on investments....................................................   (140,652)   (131,567)
  Change in unrealized appreciation (depreciation) of investments............................    (71,523)    308,357
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................   (220,908)    187,894
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    994,740     969,158
   Transfers between Variable Investment Options including guaranteed interest account, net..   (378,323)   (361,520)
   Redemptions for contract benefits and terminations........................................   (647,078)   (559,586)
   Contract maintenance charges..............................................................   (710,141)   (795,957)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (740,802)   (747,905)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (961,710)   (560,011)
NET ASSETS -- BEGINNING OF PERIOD............................................................  8,431,564   8,991,575
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $7,469,854  $8,431,564
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
   Issued....................................................................................        150         176
   Redeemed..................................................................................     (1,043)     (4,888)
                                                                                              ----------  ----------
   Net Increase (Decrease)...................................................................       (893)     (4,712)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
   Issued....................................................................................     33,251      37,949
   Redeemed..................................................................................    (71,488)    (78,115)
                                                                                              ----------  ----------
   Net Increase (Decrease)...................................................................    (38,237)    (40,166)
                                                                                              ==========  ==========

                                                                                                  EQ/SMALL COMPANY
                                                                                                       INDEX*
                                                                                              -----------------------
                                                                                                 2013         2012
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   63,287  $    81,969
  Net realized gain (loss) on investments....................................................  1,333,555    1,148,611
  Change in unrealized appreciation (depreciation) of investments............................    679,605     (281,090)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from operations......................................  2,076,447      949,490
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    799,439      541,064
   Transfers between Variable Investment Options including guaranteed interest account, net..   (482,309)  (2,229,261)
   Redemptions for contract benefits and terminations........................................   (831,383)     (87,998)
   Contract maintenance charges..............................................................   (344,127)    (377,444)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (858,380)  (2,153,639)
                                                                                              ----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --           --
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,218,067   (1,204,149)
NET ASSETS -- BEGINNING OF PERIOD............................................................  5,800,538    7,004,687
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $7,018,605  $ 5,800,538
                                                                                              ==========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
   Issued....................................................................................      9,824        5,311
   Redeemed..................................................................................   (126,653)    (240,831)
                                                                                              ----------  -----------
   Net Increase (Decrease)...................................................................   (116,829)    (235,520)
                                                                                              ==========  ===========
UNIT ACTIVITY CLASS B
   Issued....................................................................................      4,002        1,911
   Redeemed..................................................................................       (780)        (310)
                                                                                              ----------  -----------
   Net Increase (Decrease)...................................................................      3,222        1,601
                                                                                              ==========  ===========

                                                                                                  EQ/T. ROWE PRICE
                                                                                                    GROWTH STOCK*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (232,175) $  (214,330)
  Net realized gain (loss) on investments....................................................   2,381,477      531,851
  Change in unrealized appreciation (depreciation) of investments............................  11,366,261    5,956,759
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................  13,515,563    6,274,280
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   3,921,099    3,967,494
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,115,945)  (1,238,727)
   Redemptions for contract benefits and terminations........................................  (3,640,058)  (2,576,853)
   Contract maintenance charges..............................................................  (2,907,856)  (3,022,353)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (3,742,760)  (2,870,439)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........        (110)          --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   9,772,693    3,403,841
NET ASSETS -- BEGINNING OF PERIOD............................................................  38,285,486   34,881,645
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $48,058,179  $38,285,486
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
   Issued....................................................................................          --           --
   Redeemed..................................................................................          --           --
                                                                                              -----------  -----------
   Net Increase (Decrease)...................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
   Issued....................................................................................     180,163      218,451
   Redeemed..................................................................................    (392,167)    (388,420)
                                                                                              -----------  -----------
   Net Increase (Decrease)...................................................................    (212,004)    (169,969)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   EQ/UBS GROWTH &
                                                                                                       INCOME*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    93,370  $    65,147
  Net realized gain (loss) on investments....................................................     707,660     (273,910)
  Change in unrealized appreciation (depreciation) of investments............................   3,962,257    1,891,884
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   4,763,287    1,683,121
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,523,756    1,667,378
   Transfers between Variable Investment Options including guaranteed interest account, net..    (441,016)    (628,263)
   Redemptions for contract benefits and terminations........................................  (1,137,312)    (934,598)
   Contract maintenance charges..............................................................  (1,337,866)  (1,343,968)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,392,438)  (1,239,451)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   3,370,849      443,670
NET ASSETS -- BEGINNING OF PERIOD............................................................  14,183,459   13,739,789
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $17,554,308  $14,183,459
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     100,093      128,608
  Redeemed...................................................................................    (189,129)    (225,890)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (89,036)     (97,282)
                                                                                              ===========  ===========
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                               EQ/WELLS FARGO OMEGA
                                                                                                      GROWTH*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $       --  $      336
  Net realized gain (loss) on investments....................................................  1,053,650     104,999
  Change in unrealized appreciation (depreciation) of investments............................    148,435     255,180
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................  1,202,085     360,515
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,097,601     700,785
   Transfers between Variable Investment Options including guaranteed interest account, net..    252,611      83,697
   Redemptions for contract benefits and terminations........................................    (23,657)    (12,232)
   Contract maintenance charges..............................................................   (303,065)   (197,424)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  1,023,490     574,826
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  2,225,575     935,341
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,565,050   1,629,709
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $4,790,625  $2,565,050
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      6,841       5,057
  Redeemed...................................................................................       (815)       (930)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      6,026       4,127
                                                                                              ==========  ==========
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                              FIDELITY(R) VIP
                                                                                               ASSET MANAGER
                                                                                                 PORTFOLIO
                                                                                              --------------
                                                                                               2013    2012
                                                                                              ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  149  $  128
  Net realized gain (loss) on investments....................................................     83      89
  Change in unrealized appreciation (depreciation) of investments............................  1,103     701
                                                                                              ------  ------

  Net increase (decrease) in net assets from operations......................................  1,335     918
                                                                                              ------  ------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      5       5
   Transfers between Variable Investment Options including guaranteed interest account, net..    457     413
   Redemptions for contract benefits and terminations........................................     --      --
   Contract maintenance charges..............................................................   (308)   (297)
                                                                                              ------  ------

  Net increase (decrease) in net assets from contractowners transactions.....................    154     121
                                                                                              ------  ------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,489   1,039
NET ASSETS -- BEGINNING OF PERIOD............................................................  8,400   7,361
                                                                                              ------  ------

NET ASSETS -- END OF PERIOD.................................................................. $9,889  $8,400
                                                                                              ======  ======

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     --      --
  Redeemed...................................................................................     --      --
                                                                                              ------  ------
  Net Increase (Decrease)....................................................................     --      --
                                                                                              ======  ======
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................     29      28
  Redeemed...................................................................................    (19)    (21)
                                                                                              ------  ------
  Net Increase (Decrease)....................................................................     10       7
                                                                                              ======  ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   FIDELITY(R) VIP
                                                                                               CONTRAFUND(R) PORTFOLIO
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   161,459  $   215,418
  Net realized gain (loss) on investments....................................................   1,562,986      198,715
  Change in unrealized appreciation (depreciation) of investments............................   5,271,310    3,199,578
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   6,995,755    3,613,711
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,228,889    2,206,829
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,162,660)  (1,731,007)
   Redemptions for contract benefits and terminations........................................  (2,663,783)  (1,478,804)
   Contract maintenance charges..............................................................  (1,682,982)  (1,773,246)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (3,280,536)  (2,776,228)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   3,715,219      837,483
NET ASSETS -- BEGINNING OF PERIOD............................................................  24,374,860   23,537,377
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $28,090,079  $24,374,860
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................       9,395        3,879
  Redeemed...................................................................................     (81,300)     (76,166)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (71,905)     (72,287)
                                                                                              ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................      81,194      121,640
  Redeemed...................................................................................    (194,589)    (234,908)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (113,395)    (113,268)
                                                                                              ===========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................       4,821        4,123
  Redeemed...................................................................................        (856)        (414)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................       3,965        3,709
                                                                                              ===========  ===========

                                                                                              FIDELITY(R) VIP GROWTH
                                                                                               & INCOME PORTFOLIO
                                                                                              --------------------
                                                                                                 2013        2012
                                                                                              ----------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   20,004   $ 15,656
  Net realized gain (loss) on investments....................................................     33,790      1,433
  Change in unrealized appreciation (depreciation) of investments............................    213,725     90,956
                                                                                              ----------   --------

  Net increase (decrease) in net assets from operations......................................    267,519    108,045
                                                                                              ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     91,245     77,047
   Transfers between Variable Investment Options including guaranteed interest account, net..    171,329      2,832
   Redemptions for contract benefits and terminations........................................    (73,905)    (2,928)
   Contract maintenance charges..............................................................    (44,158)   (30,304)
                                                                                              ----------   --------

  Net increase (decrease) in net assets from contractowners transactions.....................    144,511     46,647
                                                                                              ----------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................    412,030    154,692
NET ASSETS -- BEGINNING OF PERIOD............................................................    731,348    576,656
                                                                                              ----------   --------

NET ASSETS -- END OF PERIOD.................................................................. $1,143,378   $731,348
                                                                                              ==========   ========

CHANGES IN UNITS:
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................     14,472      2,724
  Redeemed...................................................................................     (9,998)    (2,584)
                                                                                              ----------   --------
  Net Increase (Decrease)....................................................................      4,474        140
                                                                                              ==========   ========

UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................         --         --
  Redeemed...................................................................................         --         --
                                                                                              ----------   --------
  Net Increase (Decrease)....................................................................         --         --
                                                                                              ==========   ========

UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................        620        415
  Redeemed...................................................................................       (103)       (48)
                                                                                              ----------   --------
  Net Increase (Decrease)....................................................................        517        367
                                                                                              ==========   ========

                                                                                               FIDELITY(R) VIP MID
                                                                                                  CAP PORTFOLIO
                                                                                              --------------------
                                                                                                 2013       2012
                                                                                              ----------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    2,997  $  1,540
  Net realized gain (loss) on investments....................................................    140,199    32,779
  Change in unrealized appreciation (depreciation) of investments............................     87,318     3,356
                                                                                              ----------  --------

  Net increase (decrease) in net assets from operations......................................    230,514    37,675
                                                                                              ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    357,908   177,910
   Transfers between Variable Investment Options including guaranteed interest account, net..    325,698    19,943
   Redemptions for contract benefits and terminations........................................     (5,804)     (421)
   Contract maintenance charges..............................................................    (75,548)  (41,763)
                                                                                              ----------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................    602,254   155,669
                                                                                              ----------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................    832,768   193,344
NET ASSETS -- BEGINNING OF PERIOD............................................................    407,716   214,372
                                                                                              ----------  --------

NET ASSETS -- END OF PERIOD.................................................................. $1,240,484  $407,716
                                                                                              ==========  ========

CHANGES IN UNITS:
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................         --        --
  Redeemed...................................................................................         --        --
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................         --        --
                                                                                              ==========  ========

UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................         --        --
  Redeemed...................................................................................         --        --
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................         --        --
                                                                                              ==========  ========

UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................      4,575     1,642
  Redeemed...................................................................................       (209)     (242)
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................      4,366     1,400
                                                                                              ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                  FRANKLIN INCOME
                                                                                                  SECURITIES FUND
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  449,010  $  421,799
  Net realized gain (loss) on investments....................................................     55,779    (117,526)
  Change in unrealized appreciation (depreciation) of investments............................    440,429     497,914
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    945,218     802,187
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    628,256     656,710
   Transfers between Variable Investment Options including guaranteed interest account, net..   (264,918)   (128,861)
   Redemptions for contract benefits and terminations........................................   (486,071)   (286,960)
   Contract maintenance charges..............................................................   (355,484)   (388,481)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (478,217)   (147,592)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    467,001     654,595
NET ASSETS -- BEGINNING OF PERIOD............................................................  7,257,290   6,602,695
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $7,724,291  $7,257,290
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................     39,543      45,212
  Redeemed...................................................................................    (67,860)    (54,646)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (28,317)     (9,434)
                                                                                              ==========  ==========

                                                                                                  FRANKLIN RISING
                                                                                               DIVIDENDS SECURITIES
                                                                                                       FUND
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   42,090  $   21,511
  Net realized gain (loss) on investments....................................................     47,230      10,979
  Change in unrealized appreciation (depreciation) of investments............................    635,641     127,787
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    724,961     160,277
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    651,539     503,871
   Transfers between Variable Investment Options including guaranteed interest account, net..  1,009,077     384,067
   Redemptions for contract benefits and terminations........................................    (33,051)    (27,591)
   Contract maintenance charges..............................................................   (232,377)   (119,174)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  1,395,188     741,173
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........        500          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  2,120,649     901,450
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,913,886   1,012,436
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $4,034,535  $1,913,886
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................     15,008      18,539
  Redeemed...................................................................................     (5,108)     (4,773)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      9,900      13,766
                                                                                              ==========  ==========

                                                                                                FRANKLIN SMALL
                                                                                                   CAP VALUE
                                                                                                SECURITIES FUND
                                                                                              ------------------
                                                                                                2013      2012
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  2,121  $    795
  Net realized gain (loss) on investments....................................................   16,185     1,654
  Change in unrealized appreciation (depreciation) of investments............................   34,079    13,574
                                                                                              --------  --------

  Net increase (decrease) in net assets from operations......................................   52,385    16,023
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   71,885    54,422
   Transfers between Variable Investment Options including guaranteed interest account, net..  (25,509)   12,652
   Redemptions for contract benefits and terminations........................................     (809)      (60)
   Contract maintenance charges..............................................................  (14,378)   (8,166)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................   31,189    58,848
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........       --        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................   83,574    74,871
NET ASSETS -- BEGINNING OF PERIOD............................................................  126,342    51,471
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $209,916  $126,342
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................      543       627
  Redeemed...................................................................................     (315)      (90)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................      228       537
                                                                                              ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-73

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               FRANKLIN STRATEGIC
                                                                                                INCOME SECURITIES
                                                                                                      FUND
                                                                                              --------------------
                                                                                                 2013       2012
                                                                                              ----------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   67,113  $ 35,432
  Net realized gain (loss) on investments....................................................      8,875       102
  Change in unrealized appreciation (depreciation) of investments............................    (36,559)   24,833
                                                                                              ----------  --------

  Net increase (decrease) in net assets from operations......................................     39,429    60,367
                                                                                              ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    727,635   310,480
   Transfers between Variable Investment Options including guaranteed interest account, net..    245,292   154,041
   Redemptions for contract benefits and terminations........................................     (2,632)     (253)
   Contract maintenance charges..............................................................   (136,127)  (67,985)
                                                                                              ----------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................    834,168   396,283
                                                                                              ----------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         15        --
                                                                                              ----------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................    873,612   456,650
NET ASSETS -- BEGINNING OF PERIOD............................................................    776,822   320,172
                                                                                              ----------  --------

NET ASSETS -- END OF PERIOD.................................................................. $1,650,434  $776,822
                                                                                              ==========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................      7,923     3,676
  Redeemed...................................................................................     (1,180)     (260)
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................      6,743     3,416
                                                                                              ==========  ========

UNIT ACTIVITY SERIES I
  Issued.....................................................................................         --        --
  Redeemed...................................................................................         --        --
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................         --        --
                                                                                              ==========  ========

UNIT ACTIVITY SERVICE SHARE CLASS
  Issued.....................................................................................         --        --
  Redeemed...................................................................................         --        --
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................         --        --
                                                                                              ==========  ========

                                                                                               GOLDMAN SACHS VIT
                                                                                              MID CAP VALUE FUND
                                                                                              ------------------
                                                                                                2013      2012
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  2,830  $  2,035
  Net realized gain (loss) on investments....................................................   46,963     2,026
  Change in unrealized appreciation (depreciation) of investments............................   52,021    23,644
                                                                                              --------  --------

  Net increase (decrease) in net assets from operations......................................  101,814    27,705
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  164,571    84,737
   Transfers between Variable Investment Options including guaranteed interest account, net..   46,648      (744)
   Redemptions for contract benefits and terminations........................................   (3,031)   (1,890)
   Contract maintenance charges..............................................................  (34,908)  (19,805)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................  173,280    62,298
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........        8        22
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  275,102    90,025
NET ASSETS -- BEGINNING OF PERIOD............................................................  223,872   133,847
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $498,974  $223,872
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========

UNIT ACTIVITY SERIES I
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========

UNIT ACTIVITY SERVICE SHARE CLASS
  Issued.....................................................................................    1,553       707
  Redeemed...................................................................................     (280)     (158)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................    1,273       549
                                                                                              ========  ========

                                                                                                   INVESCO V.I.
                                                                                               DIVERSIFIED DIVIDEND
                                                                                                       FUND
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   60,446  $   57,487
  Net realized gain (loss) on investments....................................................    139,644      11,215
  Change in unrealized appreciation (depreciation) of investments............................    520,248     148,229
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    720,338     216,931
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     69,630      31,801
   Transfers between Variable Investment Options including guaranteed interest account, net..   (218,317)  2,633,339
   Redemptions for contract benefits and terminations........................................   (672,718)    (39,199)
   Contract maintenance charges..............................................................    (97,341)    (70,012)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (918,746)  2,555,929
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          2           3
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (198,406)  2,772,863
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,949,930     177,067
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,751,524  $2,949,930
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

UNIT ACTIVITY SERIES I
  Issued.....................................................................................     11,460     370,168
  Redeemed...................................................................................   (121,363)    (15,293)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................   (109,903)    354,875
                                                                                              ==========  ==========

UNIT ACTIVITY SERVICE SHARE CLASS
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              INVESCO V.I. GLOBAL
                                                                                               CORE EQUITY FUND
                                                                                              ------------------
                                                                                                2013      2012
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  8,328  $  9,392
  Net realized gain (loss) on investments....................................................    8,301   (34,593)
  Change in unrealized appreciation (depreciation) of investments............................   80,219    78,560
                                                                                              --------  --------

  Net increase (decrease) in net assets from operations......................................   96,848    53,359
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   42,751    50,569
   Transfers between Variable Investment Options including guaranteed interest account, net..   44,047   (41,786)
   Redemptions for contract benefits and terminations........................................  (38,296)  (34,445)
   Contract maintenance charges..............................................................  (26,884)  (34,278)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................   21,618   (59,940)
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........       --        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  118,466    (6,581)
NET ASSETS -- BEGINNING OF PERIOD............................................................  438,349   444,930
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $556,815  $438,349
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
  Issued.....................................................................................    7,263     5,044
  Redeemed...................................................................................   (5,751)  (10,208)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................    1,512    (5,164)
                                                                                              ========  ========

UNIT ACTIVITY SERIES I
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========

UNIT ACTIVITY SERIES II
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========

                                                                                              INVESCO V.I. GLOBAL
                                                                                               HEALTH CARE FUND
                                                                                              ------------------
                                                                                                2013      2012
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  3,136  $ (2,220)
  Net realized gain (loss) on investments....................................................   62,267     6,097
  Change in unrealized appreciation (depreciation) of investments............................  215,232   136,097
                                                                                              --------  --------

  Net increase (decrease) in net assets from operations......................................  280,635   139,974
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   56,409    53,900
   Transfers between Variable Investment Options including guaranteed interest account, net..  (64,344)  (18,101)
   Redemptions for contract benefits and terminations........................................  (49,966)  (41,880)
   Contract maintenance charges..............................................................  (39,135)  (41,675)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................  (97,036)  (47,756)
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........       --        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  183,599    92,218
NET ASSETS -- BEGINNING OF PERIOD............................................................  772,036   679,818
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $955,635  $772,036
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========

UNIT ACTIVITY SERIES I
  Issued.....................................................................................    4,762     7,762
  Redeemed...................................................................................  (10,033)  (10,514)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................   (5,271)   (2,752)
                                                                                              ========  ========

UNIT ACTIVITY SERIES II
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========

                                                                                               INVESCO V.I. GLOBAL
                                                                                                REAL ESTATE FUND
                                                                                              --------------------
                                                                                                 2013       2012
                                                                                              ----------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   52,536  $  2,822
  Net realized gain (loss) on investments....................................................     18,354     2,621
  Change in unrealized appreciation (depreciation) of investments............................    (66,588)  115,126
                                                                                              ----------  --------

  Net increase (decrease) in net assets from operations......................................      4,302   120,569
                                                                                              ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    600,970   334,279
   Transfers between Variable Investment Options including guaranteed interest account, net..    150,384   133,385
   Redemptions for contract benefits and terminations........................................     (1,266)  (14,504)
   Contract maintenance charges..............................................................   (119,215)  (58,683)
                                                                                              ----------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................    630,873   394,477
                                                                                              ----------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         22        52
                                                                                              ----------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................    635,197   515,098
NET ASSETS -- BEGINNING OF PERIOD............................................................    791,852   276,754
                                                                                              ----------  --------

NET ASSETS -- END OF PERIOD.................................................................. $1,427,049  $791,852
                                                                                              ==========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
  Issued.....................................................................................         --        --
  Redeemed...................................................................................         --        --
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................         --        --
                                                                                              ==========  ========

UNIT ACTIVITY SERIES I
  Issued.....................................................................................         --        --
  Redeemed...................................................................................         --        --
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................         --        --
                                                                                              ==========  ========

UNIT ACTIVITY SERIES II
  Issued.....................................................................................      5,787     3,714
  Redeemed...................................................................................     (1,267)     (420)
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................      4,520     3,294
                                                                                              ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                  INVESCO V.I.
                                                                                                  INTERNATIONAL
                                                                                                   GROWTH FUND
                                                                                              --------------------
                                                                                                 2013       2012
                                                                                              ----------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    8,586  $  5,588
  Net realized gain (loss) on investments....................................................      4,068     1,115
  Change in unrealized appreciation (depreciation) of investments............................    118,616    45,191
                                                                                              ----------  --------

  Net increase (decrease) in net assets from operations......................................    131,270    51,894
                                                                                              ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    332,895   210,817
   Transfers between Variable Investment Options including guaranteed interest account, net..    103,023    74,963
   Redemptions for contract benefits and terminations........................................     (1,367)     (244)
   Contract maintenance charges..............................................................    (70,988)  (45,390)
                                                                                              ----------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................    363,563   240,146
                                                                                              ----------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         14        44
                                                                                              ----------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................    494,847   292,084
NET ASSETS -- BEGINNING OF PERIOD............................................................    507,014   214,930
                                                                                              ----------  --------

NET ASSETS -- END OF PERIOD.................................................................. $1,001,861  $507,014
                                                                                              ==========  ========

CHANGES IN UNITS:
UNIT ACTIVITY SERIES II
  Issued.....................................................................................      3,171     2,484
  Redeemed...................................................................................       (325)     (293)
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................      2,846     2,191
                                                                                              ==========  ========

                                                                                              INVESCO V.I. MID CAP
                                                                                               CORE EQUITY FUND
                                                                                              ------------------
                                                                                                2013       2012
                                                                                              --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  1,069   $     --
  Net realized gain (loss) on investments....................................................   16,821        735
  Change in unrealized appreciation (depreciation) of investments............................   29,233      9,798
                                                                                              --------   --------

  Net increase (decrease) in net assets from operations......................................   47,123     10,533
                                                                                              --------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   93,235     70,165
   Transfers between Variable Investment Options including guaranteed interest account, net..    5,805     15,107
   Redemptions for contract benefits and terminations........................................     (702)        (2)
   Contract maintenance charges..............................................................  (15,341)   (10,858)
                                                                                              --------   --------

  Net increase (decrease) in net assets from contractowners transactions.....................   82,997     74,412
                                                                                              --------   --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........       --         --
                                                                                              --------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................  130,120     84,945
NET ASSETS -- BEGINNING OF PERIOD............................................................  138,919     53,974
                                                                                              --------   --------

NET ASSETS -- END OF PERIOD.................................................................. $269,039   $138,919
                                                                                              ========   ========

CHANGES IN UNITS:
UNIT ACTIVITY SERIES II
  Issued.....................................................................................      784        981
  Redeemed...................................................................................     (136)      (252)
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................      648        729
                                                                                              ========   ========

                                                                                              INVESCO V.I. SMALL
                                                                                                CAP EQUITY FUND
                                                                                              ------------------
                                                                                                2013      2012
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     --  $     --
  Net realized gain (loss) on investments....................................................    9,421      (351)
  Change in unrealized appreciation (depreciation) of investments............................   45,777    12,617
                                                                                              --------  --------

  Net increase (decrease) in net assets from operations......................................   55,198    12,266
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   59,977    51,128
   Transfers between Variable Investment Options including guaranteed interest account, net..   10,503    17,040
   Redemptions for contract benefits and terminations........................................       --    (1,887)
   Contract maintenance charges..............................................................  (15,754)  (11,470)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................   54,726    54,811
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........       --        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  109,924    67,077
NET ASSETS -- BEGINNING OF PERIOD............................................................  128,570    61,493
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $238,494  $128,570
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY SERIES II
  Issued.....................................................................................      630       648
  Redeemed...................................................................................     (261)     (172)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................      369       476
                                                                                              ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 INVESCO V.I.
                                                                                                TECHNOLOGY FUND
                                                                                              ------------------
                                                                                                2013      2012
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (886) $   (811)
  Net realized gain (loss) on investments....................................................   38,888    12,361
  Change in unrealized appreciation (depreciation) of investments............................   31,611    14,810
                                                                                              --------  --------

  Net increase (decrease) in net assets from operations......................................   69,613    26,360
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   27,822    28,809
   Transfers between Variable Investment Options including guaranteed interest account, net..    2,559     6,281
   Redemptions for contract benefits and terminations........................................   (8,747)  (13,964)
   Contract maintenance charges..............................................................  (12,140)  (15,083)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................    9,494     6,043
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........       --        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................   79,107    32,403
NET ASSETS -- BEGINNING OF PERIOD............................................................  276,392   243,989
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $355,499  $276,392
                                                                                              ========  ========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========
UNIT ACTIVITY SERIES I
  Issued.....................................................................................    2,739     4,383
  Redeemed...................................................................................   (2,054)   (3,790)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................      685       593
                                                                                              ========  ========

                                                                                              IVY FUNDS VIP ENERGY
                                                                                              --------------------
                                                                                                 2013       2012
                                                                                              ----------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $       --  $     --
  Net realized gain (loss) on investments....................................................     14,417   (17,984)
  Change in unrealized appreciation (depreciation) of investments............................    193,126    26,956
                                                                                              ----------  --------

  Net increase (decrease) in net assets from operations......................................    207,543     8,972
                                                                                              ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    392,013   305,273
   Transfers between Variable Investment Options including guaranteed interest account, net..    (50,742)   21,139
   Redemptions for contract benefits and terminations........................................     (1,009)   (3,777)
   Contract maintenance charges..............................................................    (91,421)  (59,314)
                                                                                              ----------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................    248,841   263,321
                                                                                              ----------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         13        42
                                                                                              ----------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................    456,397   272,335
NET ASSETS -- BEGINNING OF PERIOD............................................................    634,865   362,530
                                                                                              ----------  --------

NET ASSETS -- END OF PERIOD.................................................................. $1,091,262  $634,865
                                                                                              ==========  ========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................      3,464     3,392
  Redeemed...................................................................................     (1,386)     (858)
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................      2,078     2,534
                                                                                              ==========  ========
UNIT ACTIVITY SERIES I
  Issued.....................................................................................         --        --
  Redeemed...................................................................................         --        --
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................         --        --
                                                                                              ==========  ========

                                                                                               IVY FUNDS VIP
                                                                                              HIGH INCOME (A)
                                                                                              ---------------
                                                                                                   2013
                                                                                              ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...............................................................    $     --
  Net realized gain (loss) on investments....................................................          39
  Change in unrealized appreciation (depreciation) of investments............................      11,621
                                                                                                 --------

  Net increase (decrease) in net assets from operations......................................      11,660
                                                                                                 --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     222,572
   Transfers between Variable Investment Options including guaranteed interest account, net..     368,938
   Redemptions for contract benefits and terminations........................................         (14)
   Contract maintenance charges..............................................................     (12,090)
                                                                                                 --------

  Net increase (decrease) in net assets from contractowners transactions.....................     579,406
                                                                                                 --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          --
                                                                                                 --------

INCREASE (DECREASE) IN NET ASSETS............................................................     591,066
NET ASSETS -- BEGINNING OF PERIOD............................................................          --
                                                                                                 --------

NET ASSETS -- END OF PERIOD..................................................................    $591,066
                                                                                                 ========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................       5,747
  Redeemed...................................................................................         (38)
                                                                                                 --------
  Net Increase (Decrease)....................................................................       5,709
                                                                                                 ========
UNIT ACTIVITY SERIES I
  Issued.....................................................................................          --
  Redeemed...................................................................................          --
                                                                                                 --------
  Net Increase (Decrease)....................................................................          --
                                                                                                 ========

                                                                                              IVY FUNDS VIP MID CAP
                                                                                                     GROWTH
                                                                                              --------------------
                                                                                                 2013       2012
                                                                                              ----------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $       --  $     --
  Net realized gain (loss) on investments....................................................     41,415    51,880
  Change in unrealized appreciation (depreciation) of investments............................    210,344     7,706
                                                                                              ----------  --------

  Net increase (decrease) in net assets from operations......................................    251,759    59,586
                                                                                              ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    425,489   261,839
   Transfers between Variable Investment Options including guaranteed interest account, net..     12,358   121,222
   Redemptions for contract benefits and terminations........................................     (2,501)  (13,501)
   Contract maintenance charges..............................................................    (93,184)  (59,408)
                                                                                              ----------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................    342,162   310,152
                                                                                              ----------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........        437        63
                                                                                              ----------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................    594,358   369,801
NET ASSETS -- BEGINNING OF PERIOD............................................................    709,093   339,292
                                                                                              ----------  --------

NET ASSETS -- END OF PERIOD.................................................................. $1,303,451  $709,093
                                                                                              ==========  ========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................      3,378     3,055
  Redeemed...................................................................................     (1,131)     (578)
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................      2,247     2,477
                                                                                              ==========  ========
UNIT ACTIVITY SERIES I
  Issued.....................................................................................         --        --
  Redeemed...................................................................................         --        --
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................         --        --
                                                                                              ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               IVY FUNDS
                                                                                              VIP SCIENCE
                                                                                                  AND
                                                                                              TECHNOLOGY  IVY FUNDS VIP SMALL
                                                                                                  (A)         CAP GROWTH
                                                                                              ----------- ------------------
                                                                                                 2013       2013      2012
                                                                                              ----------- --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...............................................................  $     --   $     --  $     --
  Net realized gain (loss) on investments....................................................     3,351        391     2,113
  Change in unrealized appreciation (depreciation) of investments............................    38,154    106,872     1,548
                                                                                               --------   --------  --------

  Net increase (decrease) in net assets from operations......................................    41,505    107,263     3,661
                                                                                               --------   --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    88,002    109,920    89,515
   Transfers between Variable Investment Options including guaranteed interest account, net..   201,053    167,894    27,156
   Redemptions for contract benefits and terminations........................................        --        (20)       (5)
   Contract maintenance charges..............................................................    (9,763)   (28,255)  (19,800)
                                                                                               --------   --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................   279,292    249,539    96,866
                                                                                               --------   --------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........        --          6         9
                                                                                               --------   --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................   320,797    356,808   100,536
NET ASSETS -- BEGINNING OF PERIOD............................................................        --    204,691   104,155
                                                                                               --------   --------  --------

NET ASSETS -- END OF PERIOD..................................................................  $320,797   $561,499  $204,691
                                                                                               ========   ========  ========

CHANGES IN UNITS:

UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................     2,577      2,005     1,052
  Redeemed...................................................................................      (164)      (253)     (160)
                                                                                               --------   --------  --------
  Net Increase (Decrease)....................................................................     2,413      1,752       892
                                                                                               ========   ========  ========

UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................        --         --        --
  Redeemed...................................................................................        --         --        --
                                                                                               --------   --------  --------
  Net Increase (Decrease)....................................................................        --         --        --
                                                                                               ========   ========  ========



                                                                                                 JANUS ASPEN SERIES
                                                                                                 BALANCED PORTFOLIO
                                                                                              -----------------------
                                                                                                  2013        2012
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    99,698  $  206,398
  Net realized gain (loss) on investments....................................................     736,419     533,683
  Change in unrealized appreciation (depreciation) of investments............................     766,904     294,098
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from operations......................................   1,603,021   1,034,179
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     639,840     757,901
   Transfers between Variable Investment Options including guaranteed interest account, net..    (227,136)    (10,365)
   Redemptions for contract benefits and terminations........................................    (843,652)   (439,516)
   Contract maintenance charges..............................................................    (632,212)   (732,490)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,063,160)   (424,470)
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          --        (198)
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     539,861     609,511
NET ASSETS -- BEGINNING OF PERIOD............................................................   8,581,907   7,972,396
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $ 9,121,768  $8,581,907
                                                                                              ===========  ==========

CHANGES IN UNITS:

UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========

UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................      43,344      83,128
  Redeemed...................................................................................     (93,711)   (105,987)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................     (50,367)    (22,859)
                                                                                              ===========  ==========



                                                                                                 JANUS ASPEN SERIES
                                                                                                ENTERPRISE PORTFOLIO
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    14,426  $   (44,665)
  Net realized gain (loss) on investments....................................................     835,314      713,689
  Change in unrealized appreciation (depreciation) of investments............................   2,636,986    1,235,107
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   3,486,726    1,904,131
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     830,558      874,564
   Transfers between Variable Investment Options including guaranteed interest account, net..    (362,211)  (1,726,003)
   Redemptions for contract benefits and terminations........................................  (1,135,393)    (886,547)
   Contract maintenance charges..............................................................    (830,556)    (872,314)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,497,602)  (2,610,300)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,989,124     (706,169)
NET ASSETS -- BEGINNING OF PERIOD............................................................  11,615,203   12,321,372
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $13,604,327  $11,615,203
                                                                                              ===========  ===========

CHANGES IN UNITS:

UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................      70,380      112,200
  Redeemed...................................................................................    (179,633)    (370,500)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (109,253)    (258,300)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                                 JANUS ASPEN SERIES
                                                                                                   FORTY PORTFOLIO
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    43,801  $    50,754
  Net realized gain (loss) on investments....................................................     792,060      978,156
  Change in unrealized appreciation (depreciation) of investments............................   3,037,812    2,345,905
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   3,873,673    3,374,815
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     934,543    1,010,526
   Transfers between Variable Investment Options including guaranteed interest account, net..    (737,243)  (3,938,399)
   Redemptions for contract benefits and terminations........................................  (1,678,475)    (845,628)
   Contract maintenance charges..............................................................    (797,383)    (930,298)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,278,558)  (4,703,799)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,595,115   (1,328,984)
NET ASSETS -- BEGINNING OF PERIOD............................................................  13,848,065   15,177,049
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $15,443,180  $13,848,065
                                                                                              ===========  ===========

CHANGES IN UNITS
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................      52,225       69,064
  Redeemed...................................................................................    (184,764)    (423,973)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (132,539)    (354,909)
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................       9,392       15,094
  Redeemed...................................................................................     (18,613)     (27,128)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................      (9,221)     (12,034)
                                                                                              ===========  ===========

                                                                                                 JANUS ASPEN SERIES
                                                                                                  GLOBAL RESEARCH
                                                                                                     PORTFOLIO
                                                                                              -----------------------
                                                                                                  2013        2012
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    80,011  $   40,485
  Net realized gain (loss) on investments....................................................     478,183    (391,577)
  Change in unrealized appreciation (depreciation) of investments............................   2,006,788   2,029,953
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from operations......................................   2,564,982   1,678,861
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     893,537   1,013,893
   Transfers between Variable Investment Options including guaranteed interest account, net..    (469,527)   (277,472)
   Redemptions for contract benefits and terminations........................................    (775,890)   (754,802)
   Contract maintenance charges..............................................................    (816,467)   (839,984)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,168,347)   (858,365)
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,396,635     820,496
NET ASSETS -- BEGINNING OF PERIOD............................................................   9,797,392   8,976,896
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $11,194,027  $9,797,392
                                                                                              ===========  ==========

CHANGES IN UNITS
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................      97,817     142,683
  Redeemed...................................................................................    (216,051)   (250,077)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................    (118,234)   (107,394)
                                                                                              ===========  ==========
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========

                                                                                                 JANUS ASPEN SERIES
                                                                                                 OVERSEAS PORTFOLIO
                                                                                              -----------------------
                                                                                                 2013         2012
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  116,139  $    19,975
  Net realized gain (loss) on investments....................................................   (130,655)    (350,352)
  Change in unrealized appreciation (depreciation) of investments............................    574,482      824,048
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from operations......................................    559,966      493,671
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    400,818      462,896
   Transfers between Variable Investment Options including guaranteed interest account, net..   (290,082)  (1,964,431)
   Redemptions for contract benefits and terminations........................................   (342,174)    (316,813)
   Contract maintenance charges..............................................................   (174,559)    (240,772)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (405,997)  (2,059,120)
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    153,969   (1,565,449)
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,255,396    5,820,845
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $4,409,365  $ 4,255,396
                                                                                              ==========  ===========

CHANGES IN UNITS
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................        251        1,077
  Redeemed...................................................................................    (14,377)    (102,290)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................    (14,126)    (101,213)
                                                                                              ==========  ===========
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................     17,280       21,429
  Redeemed...................................................................................    (21,684)     (35,861)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................     (4,404)     (14,432)
                                                                                              ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                JANUS ASPEN SERIES
                                                                                                  PERKINS MID CAP
                                                                                                  VALUE PORTFOLIO
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   24,140  $   14,867
  Net realized gain (loss) on investments....................................................     93,919      51,481
  Change in unrealized appreciation (depreciation) of investments............................    382,281     127,579
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    500,340     193,927
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     14,259       9,969
   Transfers between Variable Investment Options including guaranteed interest account, net..    376,885   1,018,712
   Redemptions for contract benefits and terminations........................................   (441,219)    (13,284)
   Contract maintenance charges..............................................................   (213,231)   (189,725)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (263,306)    825,672
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    237,034   1,019,599
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,288,099   1,268,500
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,525,133  $2,288,099
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................     18,534      60,219
  Redeemed...................................................................................    (33,305)    (13,812)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (14,771)     46,407
                                                                                              ==========  ==========
UNIT ACTIVITY SERVICE SHARE CLASS
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                                 LAZARD RETIREMENT
                                                                                                 EMERGING MARKETS
                                                                                                 EQUITY PORTFOLIO
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   39,633  $   29,128
  Net realized gain (loss) on investments....................................................      8,108      10,370
  Change in unrealized appreciation (depreciation) of investments............................    (60,144)    226,965
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    (12,403)    266,463
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,030,790     784,619
   Transfers between Variable Investment Options including guaranteed interest account, net..    184,882     156,961
   Redemptions for contract benefits and terminations........................................    (14,412)    (19,892)
   Contract maintenance charges..............................................................   (256,696)   (165,875)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    944,564     755,813
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    932,161   1,022,276
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,937,625     915,349
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,869,786  $1,937,625
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERVICE SHARE CLASS
  Issued.....................................................................................      9,546       8,168
  Redeemed...................................................................................     (1,059)       (976)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      8,487       7,192
                                                                                              ==========  ==========

                                                                                              MFS(R) INTERNATIONAL
                                                                                                 VALUE PORTFOLIO
                                                                                              --------------------
                                                                                                 2013       2012
                                                                                              ----------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   25,765  $  9,456
  Net realized gain (loss) on investments....................................................     32,712     9,938
  Change in unrealized appreciation (depreciation) of investments............................    325,630    72,063
                                                                                              ----------  --------

  Net increase (decrease) in net assets from operations......................................    384,107    91,457
                                                                                              ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    796,121   341,496
   Transfers between Variable Investment Options including guaranteed interest account, net..    702,468    99,877
   Redemptions for contract benefits and terminations........................................     (4,248)  (18,095)
   Contract maintenance charges..............................................................   (170,559)  (62,551)
                                                                                              ----------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................  1,323,782   360,727
                                                                                              ----------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          7        18
                                                                                              ----------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,707,896   452,202
NET ASSETS -- BEGINNING OF PERIOD............................................................    846,596   394,394
                                                                                              ----------  --------

NET ASSETS -- END OF PERIOD.................................................................. $2,554,492  $846,596
                                                                                              ==========  ========

CHANGES IN UNITS:
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................     10,444     3,805
  Redeemed...................................................................................       (953)     (605)
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................      9,491     3,200
                                                                                              ==========  ========
UNIT ACTIVITY SERVICE SHARE CLASS
  Issued.....................................................................................         --        --
  Redeemed...................................................................................         --        --
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................         --        --
                                                                                              ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               MFS(R) INVESTORS
                                                                                                 GROWTH STOCK
                                                                                                    SERIES
                                                                                              -----------------
                                                                                                2013      2012
                                                                                              --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    445  $    99
  Net realized gain (loss) on investments....................................................    6,078    2,557
  Change in unrealized appreciation (depreciation) of investments............................   19,192    2,580
                                                                                              --------  -------

  Net increase (decrease) in net assets from operations......................................   25,715    5,236
                                                                                              --------  -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   46,172   34,990
   Transfers between Variable Investment Options including guaranteed interest account, net..   (8,353)  14,828
   Redemptions for contract benefits and terminations........................................       --     (755)
   Contract maintenance charges..............................................................   (9,678)  (6,050)
                                                                                              --------  -------

  Net increase (decrease) in net assets from contractowners transactions.....................   28,141   43,013
                                                                                              --------  -------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........       11       14
                                                                                              --------  -------

INCREASE (DECREASE) IN NET ASSETS............................................................   53,867   48,263
NET ASSETS -- BEGINNING OF PERIOD............................................................   68,472   20,209
                                                                                              --------  -------

NET ASSETS -- END OF PERIOD.................................................................. $122,339  $68,472
                                                                                              ========  =======

CHANGES IN UNITS:
UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................       --       --
  Redeemed...................................................................................       --       --
                                                                                              --------  -------
  Net Increase (Decrease)....................................................................       --       --
                                                                                              ========  =======
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................      298      388
  Redeemed...................................................................................      (92)     (25)
                                                                                              --------  -------
  Net Increase (Decrease)....................................................................      206      363
                                                                                              ========  =======

                                                                                              MFS(R) INVESTORS
                                                                                                TRUST SERIES
                                                                                              ----------------
                                                                                                2013     2012
                                                                                              -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   575  $   226
  Net realized gain (loss) on investments....................................................   2,317      645
  Change in unrealized appreciation (depreciation) of investments............................  12,035    3,418
                                                                                              -------  -------

  Net increase (decrease) in net assets from operations......................................  14,927    4,289
                                                                                              -------  -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  27,859   21,599
   Transfers between Variable Investment Options including guaranteed interest account, net..  (2,332)   1,563
   Redemptions for contract benefits and terminations........................................      --       --
   Contract maintenance charges..............................................................  (8,186)  (5,105)
                                                                                              -------  -------

  Net increase (decrease) in net assets from contractowners transactions.....................  17,341   18,057
                                                                                              -------  -------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........      --       --
                                                                                              -------  -------

INCREASE (DECREASE) IN NET ASSETS............................................................  32,268   22,346
NET ASSETS -- BEGINNING OF PERIOD............................................................  38,334   15,988
                                                                                              -------  -------

NET ASSETS -- END OF PERIOD.................................................................. $70,602  $38,334
                                                                                              =======  =======

CHANGES IN UNITS:
UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................      --       --
  Redeemed...................................................................................      --       --
                                                                                              -------  -------
  Net Increase (Decrease)....................................................................      --       --
                                                                                              =======  =======
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................     187      243
  Redeemed...................................................................................     (59)     (80)
                                                                                              -------  -------
  Net Increase (Decrease)....................................................................     128      163
                                                                                              =======  =======


                                                                                              MFS(R) UTILITIES SERIES
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   33,023  $   99,033
  Net realized gain (loss) on investments....................................................    146,145       2,351
  Change in unrealized appreciation (depreciation) of investments............................    126,410      85,565
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    305,578     186,949
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    125,918     133,447
   Transfers between Variable Investment Options including guaranteed interest account, net..   (129,598)     67,669
   Redemptions for contract benefits and terminations........................................    (83,065)   (172,942)
   Contract maintenance charges..............................................................    (70,504)    (77,488)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (157,249)    (49,314)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          1           2
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    148,330     137,637
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,595,645   1,458,008
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,743,975  $1,595,645
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................      4,273       9,368
  Redeemed...................................................................................     (8,372)    (11,051)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (4,099)     (1,683)
                                                                                              ==========  ==========
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   MULTIMANAGER
                                                                                                AGGRESSIVE EQUITY*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    2,590  $    4,183
  Net realized gain (loss) on investments....................................................     73,711      10,739
  Change in unrealized appreciation (depreciation) of investments............................    566,275     195,955
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    642,576     210,877
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    803,629     394,494
   Transfers between Variable Investment Options including guaranteed interest account, net..   (209,550)    (70,201)
   Redemptions for contract benefits and terminations........................................    (53,113)    (18,616)
   Contract maintenance charges..............................................................   (198,389)   (190,461)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    342,577     115,216
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          7           1

INCREASE (DECREASE) IN NET ASSETS............................................................    985,160     326,094
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,772,219   1,446,125
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,757,379  $1,772,219
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................      5,196       2,537
  Redeemed...................................................................................     (2,648)     (1,247)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      2,548       1,290
                                                                                              ==========  ==========

                                                                                                  MULTIMANAGER CORE
                                                                                                        BOND*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   151,515  $   202,792
  Net realized gain (loss) on investments....................................................      (9,496)     513,783
  Change in unrealized appreciation (depreciation) of investments............................    (380,745)    (213,115)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................    (238,726)     503,460
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     816,629      637,114
   Transfers between Variable Investment Options including guaranteed interest account, net..   3,432,320    1,369,254
   Redemptions for contract benefits and terminations........................................  (2,048,339)    (125,369)
   Contract maintenance charges..............................................................    (528,488)    (564,116)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   1,672,122    1,316,883
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          --           --

INCREASE (DECREASE) IN NET ASSETS............................................................   1,433,396    1,820,343
NET ASSETS -- BEGINNING OF PERIOD............................................................  10,733,697    8,913,354
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $12,167,093  $10,733,697
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................     265,053       97,246
  Redeemed...................................................................................    (170,252)     (33,393)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................      94,801       63,853
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................       3,610        3,409
  Redeemed...................................................................................      (1,131)        (723)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................       2,479        2,686
                                                                                              ===========  ===========

                                                                                                   MULTIMANAGER
                                                                                                   INTERNATIONAL
                                                                                                      EQUITY*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   24,587  $   19,514
  Net realized gain (loss) on investments....................................................    (31,587)    (36,310)
  Change in unrealized appreciation (depreciation) of investments............................    325,156     229,851
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    318,156     213,055
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    439,417     297,864
   Transfers between Variable Investment Options including guaranteed interest account, net..    210,635      27,385
   Redemptions for contract benefits and terminations........................................    (30,248)    (35,380)
   Contract maintenance charges..............................................................   (172,267)   (151,521)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    447,537     138,348
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --          --

INCREASE (DECREASE) IN NET ASSETS............................................................    765,693     351,403
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,438,998   1,087,595
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,204,691  $1,438,998
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................      2,757       1,253
  Redeemed...................................................................................       (475)       (406)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      2,282         847
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 MULTIMANAGER
                                                                                                LARGE CAP CORE
                                                                                                    EQUITY*
                                                                                              ------------------
                                                                                                2013      2012
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  2,401  $  1,703
  Net realized gain (loss) on investments....................................................   30,394     3,244
  Change in unrealized appreciation (depreciation) of investments............................   70,814    31,016
                                                                                              --------  --------

  Net increase (decrease) in net assets from operations......................................  103,609    35,963
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   40,805    36,084
   Transfers between Variable Investment Options including guaranteed interest account, net..    8,342    (4,445)
   Redemptions for contract benefits and terminations........................................   (7,546)     (707)
   Contract maintenance charges..............................................................  (25,725)  (21,185)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................   15,876     9,747
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........       --        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  119,485    45,710
NET ASSETS -- BEGINNING OF PERIOD............................................................  290,250   244,540
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $409,735  $290,250
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................      478       127
  Redeemed...................................................................................     (387)      (64)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       91        63
                                                                                              ========  ========

                                                                                                 MULTIMANAGER LARGE
                                                                                                     CAP VALUE*
                                                                                              -----------------------
                                                                                                 2013         2012
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   24,837  $    15,848
  Net realized gain (loss) on investments....................................................     28,451     (222,189)
  Change in unrealized appreciation (depreciation) of investments............................    380,530      684,152
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from operations......................................    433,818      477,811
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    240,775      245,096
   Transfers between Variable Investment Options including guaranteed interest account, net..    (48,171)  (3,972,724)
   Redemptions for contract benefits and terminations........................................    (26,684)      (9,895)
   Contract maintenance charges..............................................................   (146,014)    (220,885)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................     19,906   (3,958,408)
                                                                                              ----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --           --
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    453,724   (3,480,597)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,332,628    4,813,225
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $1,786,352  $ 1,332,628
                                                                                              ==========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Redeemed...................................................................................       (443)    (472,223)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................       (443)    (472,223)
                                                                                              ==========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................        589          711
  Redeemed...................................................................................       (463)        (491)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................        126          220
                                                                                              ==========  ===========

                                                                                                 MULTIMANAGER
                                                                                                MID CAP GROWTH*
                                                                                              ------------------
                                                                                                2013      2012
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     --  $     --
  Net realized gain (loss) on investments....................................................  256,414     3,635
  Change in unrealized appreciation (depreciation) of investments............................   (7,639)   69,933
                                                                                              --------  --------

  Net increase (decrease) in net assets from operations......................................  248,775    73,568
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  146,822   148,483
   Transfers between Variable Investment Options including guaranteed interest account, net..   (6,726)    4,717
   Redemptions for contract benefits and terminations........................................  (17,388)  (12,771)
   Contract maintenance charges..............................................................  (72,083)  (67,210)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................   50,625    73,219
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........        4        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  299,404   146,787
NET ASSETS -- BEGINNING OF PERIOD............................................................  599,732   452,945
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $899,136  $599,732
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................      373       491
  Redeemed...................................................................................     (182)     (140)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................      191       351
                                                                                              ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               MULTIMANAGER MID CAP
                                                                                                      VALUE*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    5,449  $    4,262
  Net realized gain (loss) on investments....................................................     67,649      27,601
  Change in unrealized appreciation (depreciation) of investments............................    350,445     115,738
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    423,543     147,601
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    183,645     176,920
   Transfers between Variable Investment Options including guaranteed interest account, net..     12,078         500
   Redemptions for contract benefits and terminations........................................    (21,993)    (13,371)
   Contract maintenance charges..............................................................   (119,733)    (98,707)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................     53,997      65,342
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         11           2
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    477,551     212,945
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,173,270     960,325
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,650,821  $1,173,270
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------

  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        891         829
  Redeemed...................................................................................       (633)       (416)
                                                                                              ----------  ----------

  Net Increase (Decrease)....................................................................        258         413
                                                                                              ==========  ==========

                                                                                                MULTIMANAGER MULTI-
                                                                                                   SECTOR BOND*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   98,537  $   58,022
  Net realized gain (loss) on investments....................................................     54,102     (47,612)
  Change in unrealized appreciation (depreciation) of investments............................   (182,861)    120,542
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    (30,222)    130,952
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    528,078     468,738
   Transfers between Variable Investment Options including guaranteed interest account, net..    (36,503)    (70,490)
   Redemptions for contract benefits and terminations........................................   (126,223)    (78,535)
   Contract maintenance charges..............................................................   (241,564)   (237,322)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    123,788      82,391
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     93,566     213,343
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,728,994   2,515,651
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,822,560  $2,728,994
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................     15,387      12,466
  Redeemed...................................................................................    (20,537)    (15,216)
                                                                                              ----------  ----------

  Net Increase (Decrease)....................................................................     (5,150)     (2,750)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      2,490       1,541
  Redeemed...................................................................................     (1,015)       (628)
                                                                                              ----------  ----------

  Net Increase (Decrease)....................................................................      1,475         913
                                                                                              ==========  ==========

                                                                                                 MULTIMANAGER SMALL
                                                                                                     CAP GROWTH*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (42,147) $   (35,633)
  Net realized gain (loss) on investments....................................................     536,620     (177,439)
  Change in unrealized appreciation (depreciation) of investments............................   4,465,583    1,342,784
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   4,960,056    1,129,712
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,214,867    1,338,751
   Transfers between Variable Investment Options including guaranteed interest account, net..    (191,114)    (448,584)
   Redemptions for contract benefits and terminations........................................    (834,271)    (666,681)
   Contract maintenance charges..............................................................  (1,025,442)    (988,793)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................    (835,960)    (765,307)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   4,124,096      364,405
NET ASSETS -- BEGINNING OF PERIOD............................................................  10,842,814   10,478,409
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $14,966,910  $10,842,814
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------

  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      73,908       88,715
  Redeemed...................................................................................    (116,653)    (143,940)
                                                                                              -----------  -----------

  Net Increase (Decrease)....................................................................     (42,745)     (55,225)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               MULTIMANAGER SMALL
                                                                                                   CAP VALUE*
                                                                                              --------------------
                                                                                                 2013       2012
                                                                                              ----------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    5,085  $  3,240
  Net realized gain (loss) on investments....................................................     22,983    20,434
  Change in unrealized appreciation (depreciation) of investments............................    269,153    57,146
                                                                                              ----------  --------

  Net increase (decrease) in net assets from operations......................................    297,221    80,820
                                                                                              ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     93,967    92,382
   Transfers between Variable Investment Options including guaranteed interest account, net..    146,683       348
   Redemptions for contract benefits and terminations........................................     (7,305)  (19,388)
   Contract maintenance charges..............................................................    (55,011)  (43,614)
                                                                                              ----------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................    178,334    29,728
                                                                                              ----------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --        --

INCREASE (DECREASE) IN NET ASSETS............................................................    475,555   110,548
NET ASSETS -- BEGINNING OF PERIOD............................................................    572,108   461,560
                                                                                              ----------  --------

NET ASSETS -- END OF PERIOD.................................................................. $1,047,663  $572,108
                                                                                              ==========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        966       396
  Redeemed...................................................................................       (214)     (242)
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................        752       154
                                                                                              ==========  ========

UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         --        --
  Redeemed...................................................................................         --        --
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................         --        --
                                                                                              ==========  ========

                                                                                                   MULTIMANAGER
                                                                                                    TECHNOLOGY*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $       --  $       --
  Net realized gain (loss) on investments....................................................     56,314       9,781
  Change in unrealized appreciation (depreciation) of investments............................    660,116     170,251
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    716,430     180,032
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    631,731     575,828
   Transfers between Variable Investment Options including guaranteed interest account, net..    (86,175)     (1,232)
   Redemptions for contract benefits and terminations........................................    (32,986)    (18,642)
   Contract maintenance charges..............................................................   (235,999)   (199,423)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    276,571     356,531
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --          --

INCREASE (DECREASE) IN NET ASSETS............................................................    993,001     536,563
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,847,926   1,311,363
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,840,927  $1,847,926
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      1,711       1,881
  Redeemed...................................................................................       (644)       (326)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      1,067       1,555
                                                                                              ==========  ==========

UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                                 MUTUAL SHARES
                                                                                                SECURITIES FUND
                                                                                              ------------------
                                                                                                2013      2012
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  4,478  $  3,087
  Net realized gain (loss) on investments....................................................    2,426       825
  Change in unrealized appreciation (depreciation) of investments............................   44,687    14,945
                                                                                              --------  --------

  Net increase (decrease) in net assets from operations......................................   51,591    18,857
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   53,250    68,138
   Transfers between Variable Investment Options including guaranteed interest account, net..  (14,003)  (11,376)
   Redemptions for contract benefits and terminations........................................   (1,593)   (5,137)
   Contract maintenance charges..............................................................  (16,372)  (12,953)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................   21,282    38,672
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........       23         6

INCREASE (DECREASE) IN NET ASSETS............................................................   72,896    57,535
NET ASSETS -- BEGINNING OF PERIOD............................................................  173,732   116,197
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $246,628  $173,732
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========

UNIT ACTIVITY CLASS 2
  Issued.....................................................................................      270       571
  Redeemed...................................................................................     (111)     (219)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................      159       352
                                                                                              ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                                OPPENHEIMER GLOBAL
                                                                                                      FUND/VA
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   19,150  $   30,627
  Net realized gain (loss) on investments....................................................    150,028      (8,358)
  Change in unrealized appreciation (depreciation) of investments............................    375,103     344,271
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    544,281     366,540
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    207,791     235,929
   Transfers between Variable Investment Options including guaranteed interest account, net..   (125,184)    (50,423)
   Redemptions for contract benefits and terminations........................................   (154,262)   (105,150)
   Contract maintenance charges..............................................................   (108,605)   (101,984)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (180,260)    (21,628)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........        337         163
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    364,358     345,075
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,122,582   1,777,507
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,486,940  $2,122,582
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................     10,955      12,575
  Redeemed...................................................................................    (18,072)    (13,470)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (7,117)       (895)
                                                                                              ==========  ==========

                                                                                                     PIMCO
                                                                                              COMMODITYREALRETURN(R)
                                                                                               STRATEGY PORTFOLIO
                                                                                              ---------------------
                                                                                                 2013       2012
                                                                                              ---------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  10,020   $ 11,165
  Net realized gain (loss) on investments....................................................   (20,533)     2,735
  Change in unrealized appreciation (depreciation) of investments............................   (91,454)     3,263
                                                                                              ---------   --------

  Net increase (decrease) in net assets from operations......................................  (101,967)    17,163
                                                                                              ---------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   375,489    245,592
   Transfers between Variable Investment Options including guaranteed interest account, net..    30,324     96,086
   Redemptions for contract benefits and terminations........................................    (1,113)   (16,256)
   Contract maintenance charges..............................................................   (82,953)   (54,654)
                                                                                              ---------   --------

  Net increase (decrease) in net assets from contractowners transactions.....................   321,747    270,768
                                                                                              ---------   --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........       (11)        11
                                                                                              ---------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................   219,769    287,942
NET ASSETS -- BEGINNING OF PERIOD............................................................   573,038    285,096
                                                                                              ---------   --------

NET ASSETS -- END OF PERIOD.................................................................. $ 792,807   $573,038
                                                                                              =========   ========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued.....................................................................................        --         --
  Redeemed...................................................................................        --         --
                                                                                              ---------   --------
  Net Increase (Decrease)....................................................................        --         --
                                                                                              =========   ========
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................     3,434      2,903
  Redeemed...................................................................................      (481)      (639)
                                                                                              ---------   --------
  Net Increase (Decrease)....................................................................     2,953      2,264
                                                                                              =========   ========
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................        --         --
  Redeemed...................................................................................        --         --
                                                                                              ---------   --------
  Net Increase (Decrease)....................................................................        --         --
                                                                                              =========   ========

                                                                                                 PIMCO GLOBAL BOND
                                                                                                     PORTFOLIO
                                                                                                    (UNHEDGED)
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   25,492  $   49,978
  Net realized gain (loss) on investments....................................................     19,810     333,105
  Change in unrealized appreciation (depreciation) of investments............................   (383,052)   (137,141)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................   (337,750)    245,942
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    311,267     338,241
   Transfers between Variable Investment Options including guaranteed interest account, net..   (249,469)    153,315
   Redemptions for contract benefits and terminations........................................   (287,770)   (155,137)
   Contract maintenance charges..............................................................   (216,800)   (260,951)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (442,772)     75,468
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (780,522)    321,410
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,019,985   3,698,575
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $3,239,463  $4,019,985
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued.....................................................................................     20,932      45,243
  Redeemed...................................................................................    (41,598)    (41,703)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (20,666)      3,540
                                                                                              ==========  ==========
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                                 PIMCO REAL RETURN
                                                                                                     PORTFOLIO
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   34,270  $   10,439
  Net realized gain (loss) on investments....................................................     22,269      85,578
  Change in unrealized appreciation (depreciation) of investments............................   (231,353)    (11,574)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................   (174,814)     84,443
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    784,688     730,620
   Transfers between Variable Investment Options including guaranteed interest account, net..    (20,906)    302,186
   Redemptions for contract benefits and terminations........................................       (934)    (15,339)
   Contract maintenance charges..............................................................   (205,822)   (127,000)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    557,026     890,467
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --         452
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    382,212     975,362
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,618,351     642,989
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,000,563  $1,618,351
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................      6,612       7,966
  Redeemed...................................................................................     (2,001)       (752)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      4,611       7,214
                                                                                              ==========  ==========

UNIT ACTIVITY CLASS II
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                                PIMCO TOTAL RETURN
                                                                                                     PORTFOLIO
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   75,514  $   52,886
  Net realized gain (loss) on investments....................................................     29,339      49,963
  Change in unrealized appreciation (depreciation) of investments............................   (177,852)     82,166
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    (72,999)    185,015
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,449,510     901,786
   Transfers between Variable Investment Options including guaranteed interest account, net..    566,577     331,342
   Redemptions for contract benefits and terminations........................................    (20,778)    (15,779)
   Contract maintenance charges..............................................................   (462,624)   (289,040)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  1,532,685     928,309
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         --         427
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,459,686   1,113,751
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,718,544   1,604,793
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $4,178,230  $2,718,544
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................     15,547       9,927
  Redeemed...................................................................................     (2,498)     (1,823)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     13,049       8,104
                                                                                              ==========  ==========

UNIT ACTIVITY CLASS II
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                                 T. ROWE PRICE
                                                                                                 EQUITY INCOME
                                                                                                 PORTFOLIO--II
                                                                                              ------------------
                                                                                                2013      2012
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  6,157  $  4,041
  Net realized gain (loss) on investments....................................................   16,306     1,360
  Change in unrealized appreciation (depreciation) of investments............................   87,658    23,184
                                                                                              --------  --------

  Net increase (decrease) in net assets from operations......................................  110,121    28,585
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  164,759    97,711
   Transfers between Variable Investment Options including guaranteed interest account, net..   64,790    48,869
   Redemptions for contract benefits and terminations........................................   (2,745)     (168)
   Contract maintenance charges..............................................................  (38,095)  (21,651)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................  188,709   124,761
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........       --        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  298,830   153,346
NET ASSETS -- BEGINNING OF PERIOD............................................................  283,659   130,313
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $582,489  $283,659
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========

UNIT ACTIVITY CLASS II
  Issued.....................................................................................    1,979     1,224
  Redeemed...................................................................................     (577)     (118)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................    1,402     1,106
                                                                                              ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                                TEMPLETON DEVELOPING
                                                                                               MARKETS SECURITIES FUND
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   320,502  $   216,116
  Net realized gain (loss) on investments....................................................      15,399      (16,929)
  Change in unrealized appreciation (depreciation) of investments............................    (489,124)   1,741,359
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................    (153,223)   1,940,546
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     214,048      244,615
   Transfers between Variable Investment Options including guaranteed interest account, net..       5,358       67,152
   Redemptions for contract benefits and terminations........................................      (3,970)         (28)
   Contract maintenance charges..............................................................    (256,431)    (236,980)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................     (40,995)      74,759
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........           6            9
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (194,212)   2,015,314
NET ASSETS -- BEGINNING OF PERIOD............................................................  16,686,453   14,671,139
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $16,492,241  $16,686,453
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................       2,213        2,983
  Redeemed...................................................................................      (2,590)      (2,204)
                                                                                              -----------  -----------

  Net Increase (Decrease)....................................................................        (377)         779
                                                                                              ===========  ===========

                                                                                                TEMPLETON GLOBAL BOND
                                                                                                   SECURITIES FUND
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   886,838  $ 1,058,297
  Net realized gain (loss) on investments....................................................     213,273       13,480
  Change in unrealized appreciation (depreciation) of investments............................    (793,598)   1,261,618
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................     306,513    2,333,395
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,209,703      780,731
   Transfers between Variable Investment Options including guaranteed interest account, net..     362,454      222,555
   Redemptions for contract benefits and terminations........................................     (14,374)     (21,116)
   Contract maintenance charges..............................................................    (503,074)    (375,663)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   1,054,709      606,507
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         120           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,361,342    2,939,902
NET ASSETS -- BEGINNING OF PERIOD............................................................  18,190,815   15,250,913
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $19,552,157  $18,190,815
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................      11,330        8,944
  Redeemed...................................................................................      (2,594)      (3,590)
                                                                                              -----------  -----------

  Net Increase (Decrease)....................................................................       8,736        5,354
                                                                                              ===========  ===========

                                                                                                  TEMPLETON
                                                                                                    GROWTH
                                                                                               SECURITIES FUND
                                                                                              -----------------
                                                                                                2013      2012
                                                                                              --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  6,586  $   931
  Net realized gain (loss) on investments....................................................    7,789     (576)
  Change in unrealized appreciation (depreciation) of investments............................   48,641   11,227
                                                                                              --------  -------

  Net increase (decrease) in net assets from operations......................................   63,016   11,582
                                                                                              --------  -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   87,765   44,512
   Transfers between Variable Investment Options including guaranteed interest account, net..  127,060   14,266
   Redemptions for contract benefits and terminations........................................      (70)    (971)
   Contract maintenance charges..............................................................  (17,873)  (4,830)
                                                                                              --------  -------

  Net increase (decrease) in net assets from contractowners transactions.....................  196,882   52,977
                                                                                              --------  -------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........        3       --
                                                                                              --------  -------

INCREASE (DECREASE) IN NET ASSETS............................................................  259,901   64,559
NET ASSETS -- BEGINNING OF PERIOD............................................................   89,494   24,935
                                                                                              --------  -------

NET ASSETS -- END OF PERIOD.................................................................. $349,395  $89,494
                                                                                              ========  =======

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................    1,798      547
  Redeemed...................................................................................     (287)     (43)
                                                                                              --------  -------

  Net Increase (Decrease)....................................................................    1,511      504
                                                                                              ========  =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 UIF EMERGING
                                                                                                 MARKETS DEBT
                                                                                                   PORTFOLIO
                                                                                              ------------------
                                                                                                2013      2012
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  7,486  $  5,213
  Net realized gain (loss) on investments....................................................    6,733       508
  Change in unrealized appreciation (depreciation) of investments............................  (31,602)   24,323
                                                                                              --------  --------

  Net increase (decrease) in net assets from operations......................................  (17,383)   30,044
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    9,937    12,009
   Transfers between Variable Investment Options including guaranteed interest account, net..      186     7,585
   Redemptions for contract benefits and terminations........................................  (27,872)   (1,339)
   Contract maintenance charges..............................................................   (2,281)   (2,329)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................  (20,030)   15,926
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........       --        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  (37,413)   45,970
NET ASSETS -- BEGINNING OF PERIOD............................................................  208,809   162,839
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $171,396  $208,809
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS S SHARES
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========
UNIT ACTIVITY CLASS I
  Issued.....................................................................................      443       718
  Redeemed...................................................................................   (1,154)     (151)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................     (711)      567
                                                                                              ========  ========
UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========

                                                                                               VAN ECK VIP EMERGING
                                                                                                   MARKETS FUND
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   18,464  $       --
  Net realized gain (loss) on investments....................................................    274,461     (76,845)
  Change in unrealized appreciation (depreciation) of investments............................   (140,899)    483,508
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    152,026     406,663
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     25,294       2,946
   Transfers between Variable Investment Options including guaranteed interest account, net..    298,175    (301,877)
   Redemptions for contract benefits and terminations........................................   (417,486)    (19,478)
   Contract maintenance charges..............................................................    (42,549)    (61,593)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (136,566)   (380,002)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........          4          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     15,464      26,661
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,548,186   1,521,525
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,563,650  $1,548,186
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS S SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS I
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................     14,535         153
  Redeemed...................................................................................    (21,088)    (18,517)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (6,553)    (18,364)
                                                                                              ==========  ==========

                                                                                                VAN ECK VIP GLOBAL
                                                                                                 HARD ASSETS FUND
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   12,748  $       --
  Net realized gain (loss) on investments....................................................      2,500      96,408
  Change in unrealized appreciation (depreciation) of investments............................    217,216      22,001
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    232,464     118,409
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    398,822     384,831
   Transfers between Variable Investment Options including guaranteed interest account, net..   (136,813)  1,216,177
   Redemptions for contract benefits and terminations........................................   (414,342)    (33,022)
   Contract maintenance charges..............................................................   (136,077)   (102,493)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (288,410)  1,465,493
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         10          45
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (55,936)  1,583,947
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,346,012     762,065
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,290,076  $2,346,012
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS S SHARES
  Issued.....................................................................................      3,249       4,560
  Redeemed...................................................................................     (1,475)       (741)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      1,774       3,819
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS I
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................      2,313      27,208
  Redeemed...................................................................................    (12,253)     (1,286)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (9,940)     25,922
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    VAN ECK VIP
                                                                                                   UNCONSTRAINED
                                                                                                 EMERGING MARKETS
                                                                                                     BOND FUND
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   18,179  $    4,902
  Net realized gain (loss) on investments....................................................     (1,488)      4,766
  Change in unrealized appreciation (depreciation) of investments............................   (108,887)     21,771
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    (92,196)     31,439
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     25,504      10,763
   Transfers between Variable Investment Options including guaranteed interest account, net..     93,580     880,828
   Redemptions for contract benefits and terminations........................................   (235,253)    (10,746)
   Contract maintenance charges..............................................................    (29,366)    (23,528)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (145,535)    857,317
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Variable Account L...........         (1)          1
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (237,732)    888,757
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,108,498     219,741
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $  870,766  $1,108,498
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................      6,480      41,085
  Redeemed...................................................................................    (12,837)     (3,668)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (6,357)     37,417
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2013.
(b)The unit activity for the EQ/Money Market Variable Investment Option for the year ended December 31, 2013, includes units redeemed of 363 Class B units that were previously represented as outstanding at December 31, 2012, as they were effectively redeemed prior to that date.

                                    FSA-90

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013

1. Organization

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985, by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"), which is a downstream holding company of AXA Financial. Effective October 1, 2013, MONY America is a wholly-owned subsidiary of AEFS. AEFS is a direct wholly owned subsidiary of AXA Financial.

   On October 1, 2013, AXA Financial and AEFS completed the sale of the stock of MONY and the reinsurance of an in-force book of life insurance and annuity policies written primarily prior to 2004 by MONY America to Protective Life Insurance Company ("Protective Life"). Prior to the close, MONY's subsidiaries, including MONY America, were distributed to AEFS. MONY America transferred and ceded assets to Protective Life.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Policies, which include MONY Variable Life (Strategist), MONY Corporate Sponsored Variable Universal Life (CSVUL), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, MONY Variable Universal Life and Incentive Life/SM/ Legacy), and Survivorship Variable Universal Life (collectively, the "Variable Life Policies"). These policies are issued by MONY America, which is a wholly- owned subsidiary of MONY.

   The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc. The Universal Institutional Funds, Inc., and Van Eck VIP Trust (collectively, "the Trusts"). The Trusts are registered under the 1940 Act as open-ended, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Variable Account.

   The Variable Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. Global Core Equity Fund
  .   Invesco V.I. Global Health Care Fund
  .   Invesco V.I. Global Real Estate Fund
  .   Invesco V.I. International Growth Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund
  .   Invesco V.I. Technology Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Global Small Capitalization Fund/sm/
  .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager International Equity
  .   Multimanager Large Cap Core Equity
  .   Multimanager Large Cap Value
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Multi-Sector Bond
  .   Multimanager Small Cap Growth
  .   Multimanager Small Cap Value
  .   Multimanager Technology

     DREYFUS STOCK INDEX FUND, INC.
  .   Dreyfus Stock Index Fund, Inc.

     EQ ADVISORS TRUST*
  .   All Asset Aggressive-Alt 25
  .   All Asset Growth-Alt 20
  .   All Asset Moderate Growth-Alt 15
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Growth Strategy
  .   AXA Moderate Growth Strategy
  .   AXA Tactical Manager 400
  .   AXA Tactical Manager 500
  .   AXA Tactical Manager 2000
  .   AXA Tactical Manager International
  .   EQ/AllianceBernstein Small Cap Growth
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Boston Advisors Equity Income
  .   EQ/Calvert Socially Responsible
  .   EQ/Capital Guardian Research
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index

                                    FSA-91

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

1. Organization (Continued)

 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond
 .   EQ/International Core PLUS
 .   EQ/International Equity Index
 .   EQ/International Value PLUS
 .   EQ/Invesco Comstock/(1)/
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth & Income
 .   EQ/Wells Fargo Omega Growth

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Asset Manager Portfolio
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Growth & Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Income Securities Fund
 .   Franklin Rising Dividends Securities Fund
 .   Franklin Small Cap Value Securities Fund
 .   Franklin Strategic Income Securities Fund
 .   Mutual Shares Securities Fund
 .   Templeton Developing Markets Securities Fund
 .   Templeton Global Bond Securities Fund
 .   Templeton Growth Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth
 .   Ivy Funds VIP Science And Technology

     JANUS ASPEN SERIES
 .   Janus Aspen Series Balanced Portfolio
 .   Janus Aspen Series Enterprise Portfolio
 .   Janus Aspen Series Forty Portfolio
 .   Janus Aspen Series Global Research Portfolio/(2)/
 .   Janus Aspen Series Overseas Portfolio
 .   Janus Aspen Series Perkins Mid Cap Value Portfolio

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
  .   Oppenheimer Global Fund/VA/(3)/

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO CommodityRealReturn(R) Strategy Portfolio/(4)/
 .   PIMCO Global Bond Portfolio (Unhedged)/(5)/
 .   PIMCO Real Return Portfolio/(6)/
 .   PIMCO Total Return Portfolio/(7)/

     T. ROWE PRICE EQUITY SERIES, INC.
 .   T. Rowe Price Equity Income Portfolio - II

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 .   UIF Emerging Markets Debt Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Emerging Markets Fund
 .   Van Eck VIP Global Hard Assets Fund
 .   Van Eck VIP Unconstrained Emerging Markets Bond Fund/(8)/

  (1)Formerly known as EQ/Van Kampen Comstock
  (2)Formerly known as Janus Aspen Series Worldwide Portfolio
  (3)Formerly known as Oppenheimer Global Securities Fund/VA
  (4)Formerly known as PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio
  (5)Formerly known as PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged)
  (6)Formerly known as PIMCO Variable Insurance Trust Real Return Portfolio
  (7)Formerly known as PIMCO Variable Insurance Trust Total Return Portfolio
  (8)Formerly known as Van Eck VIP Global Bond Fund

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

                                    FSA-92

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

1. Organization (Concluded)


   Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from those of MONY America's other assets and liabilities. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business MONY America may conduct.

   The amount retained by MONY America in the Variable Account arises primarily from (1) contributions from MONY America, (2) mortality and expense risk charges, administrative charges accumulated in the Variable Account, and
   (3) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account ("General Account").

   Each of the Variable Investment Options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by MONY America to the Contractowners of the Variable Investment Options of the Variable Account.

   In the normal course of business, MONY America on behalf of the Variable Investment Options may have include agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Variable Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amount due to/from MONY America's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and changes, including premium charges, as applicable and state premium taxes.

   Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. MONY America is required by state insurance law to set aside additional assets in MONY America's General Account to provide for other policy benefits. MONY America's General Account is subject to creditor rights.

                                    FSA-93

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

2. Significant Accounting Policies (Concluded)


   Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the contracts.

   TAXES:

   The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life Policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Life Policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Variable Account are classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                                          PURCHASES     SALES
                                                                         ----------- -----------
All Asset Aggressive-Alt 25............................................. $    59,792 $     3,960
All Asset Growth-Alt 20.................................................  11,790,864  11,607,717
All Asset Moderate Growth-Alt 15........................................     184,450       5,372
American Century VP Mid Cap Value Fund..................................     351,961      78,099
American Funds Insurance Series(R) Global Small Capitalization Fund/sm/.      29,019       6,283
American Funds Insurance Series(R) New World Fund(R)....................      23,581       1,528
AXA Aggressive Allocation...............................................   2,765,118     970,121
AXA Balanced Strategy...................................................   5,311,533     480,684
AXA Conservative Allocation.............................................     658,483     266,234
AXA Conservative Growth Strategy........................................   1,357,993     297,009
AXA Conservative-Plus Allocation........................................   1,208,786   1,072,900
AXA Conservative Strategy...............................................     390,456     231,190
AXA Growth Strategy.....................................................   4,301,564     125,595
AXA Moderate Allocation.................................................   4,806,202   2,355,264
AXA Moderate Growth Strategy............................................  12,269,976   1,625,117
AXA Moderate-Plus Allocation............................................   8,442,293   2,195,778
AXA Tactical Manager 400................................................     218,909      53,096

                                    FSA-94

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

4. Purchases and Sales of Investments (Continued)

                                            PURCHASES     SALES
                                           ----------- -----------
AXA Tactical Manager 500.................. $   261,377 $    76,475
AXA Tactical Manager 2000.................     141,311      29,695
AXA Tactical Manager International........      68,508       7,957
Dreyfus Stock Index Fund, Inc.............   3,449,050  10,677,333
EQ/AllianceBernstein Small Cap Growth.....     801,475     350,575
EQ/BlackRock Basic Value Equity...........   1,087,936     415,762
EQ/Boston Advisors Equity Income..........   3,573,358   3,937,333
EQ/Calvert Socially Responsible...........     184,121     353,459
EQ/Capital Guardian Research..............     730,395     910,321
EQ/Common Stock Index.....................   1,844,220     249,346
EQ/Core Bond Index........................   3,657,603  10,683,554
EQ/Equity 500 Index.......................   3,335,762     394,299
EQ/Equity Growth PLUS.....................   1,010,629   1,960,116
EQ/GAMCO Mergers and Acquisitions.........     255,995     106,480
EQ/GAMCO Small Company Value..............  10,933,128  13,631,739
EQ/Global Bond PLUS.......................     317,071      99,469
EQ/Global Multi-Sector Equity.............     795,499     440,547
EQ/Intermediate Government Bond...........   1,041,397   2,253,067
EQ/International Core PLUS................     294,304     178,226
EQ/International Equity Index.............   3,141,026     332,858
EQ/International Value PLUS...............     505,864     562,986
EQ/Invesco Comstock.......................     538,750     136,512
EQ/JPMorgan Value Opportunities...........     174,929      78,493
EQ/Large Cap Core PLUS....................     905,211      43,504
EQ/Large Cap Growth Index.................     451,207     180,229
EQ/Large Cap Growth PLUS..................     180,877     133,082
EQ/Large Cap Value Index..................     987,950   1,162,151
EQ/Large Cap Value PLUS...................     351,739     431,118
EQ/Lord Abbett Large Cap Core.............     330,945      38,814
EQ/MFS International Growth...............   3,651,696   4,822,356
EQ/Mid Cap Index..........................     879,541     677,598
EQ/Mid Cap Value PLUS.....................   1,255,152   2,235,463
EQ/Money Market...........................  15,181,054  20,170,893
EQ/Montag & Caldwell Growth...............  11,951,979   8,791,896
EQ/Morgan Stanley Mid Cap Growth..........   2,536,572   2,419,166
EQ/PIMCO Ultra Short Bond.................   1,079,457     915,449
EQ/Quality Bond PLUS......................     962,903   1,712,438
EQ/Small Company Index....................   1,703,711   1,952,552
EQ/T. Rowe Price Growth Stock.............   4,555,518   8,530,453
EQ/UBS Growth & Income....................   1,743,986   3,043,054
EQ/Wells Fargo Omega Growth...............   2,175,060     137,909
Fidelity(R) VIP Asset Manager Portfolio...         641         315
Fidelity(R) VIP Contrafund(R) Portfolio...   2,791,612   5,903,216
Fidelity(R) VIP Growth & Income Portfolio.     338,941     174,426
Fidelity(R) VIP Mid Cap Portfolio.........     771,631      28,653
Franklin Income Securities Fund...........   1,259,668   1,288,875
Franklin Rising Dividends Securities Fund.   1,628,157     190,379
Franklin Small Cap Value Securities Fund..      83,268      47,221
Franklin Strategic Income Securities Fund.   1,061,352     145,639
Goldman Sachs VIT Mid Cap Value Fund......     253,447      39,530
Invesco V.I. Diversified Dividend Fund....     166,446   1,024,746
Invesco V.I. Global Core Equity Fund......     112,918      82,972
Invesco V.I. Global Health Care Fund......      99,882     193,782
Invesco V.I. Global Real Estate Fund......     857,978     174,569

                                    FSA-95

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

4. Purchases and Sales of Investments (Concluded)

                                                      PURCHASES    SALES
                                                      ---------- ----------
Invesco V.I. International Growth Fund............... $  413,170 $   41,021
Invesco V.I. Mid Cap Core Equity Fund................    115,804     16,872
Invesco V.I. Small Cap Equity Fund...................     93,976     37,081
Invesco V.I. Technology Fund.........................     62,265     27,340
IVY Funds VIP Energy.................................    425,946    174,261
IVY Funds VIP High Income............................    583,154      3,748
IVY Funds VIP Mid Cap Growth.........................    542,308    169,036
IVY Funds VIP Science and Technology.................    299,399     20,107
IVY Funds VIP Small Cap Growth.......................    282,627     33,088
Janus Aspen Series Balanced Portfolio................  1,541,549  1,996,624
Janus Aspen Series Enterprise Portfolio..............  1,056,185  2,539,361
Janus Aspen Series Forty Portfolio...................  1,162,531  3,397,288
Janus Aspen Series Global Research Portfolio.........  1,100,849  2,189,185
Janus Aspen Series Overseas Portfolio................    586,114    875,972
Janus Aspen Series Perkins Mid Cap Value Portfolio...    504,972    701,519
Lazard Retirement Emerging Markets Equity Portfolio..  1,118,221    117,530
MFS(R) International Value Portfolio.................  1,485,045    135,498
MFS(R) Investors Growth Stock Series.................     45,547     13,618
MFS(R) Investors Trust Series........................     26,137      8,221
MFS(R) Utilities Series..............................    231,507    325,039
Multimanager Aggressive Equity.......................    623,887    278,720
Multimanager Core Bond...............................  4,353,524  2,502,909
Multimanager International Equity....................    568,095     95,971
Multimanager Large Cap Core Equity...................     94,073     75,796
Multimanager Large Cap Value.........................    149,900    105,157
Multimanager Mid Cap Growth..........................    339,604     48,365
Multimanager Mid Cap Value...........................    185,643    126,197
Multimanager Multi-Sector Bond.......................    673,054    450,729
Multimanager Small Cap Growth........................  1,415,183  2,293,290
Multimanager Small Cap Value.........................    240,026     56,607
Multimanager Technology..............................    446,649    170,078
Mutual Shares Securities Fund........................     40,458     14,698
Oppenheimer Global Fund/VA...........................    297,023    457,633
PIMCO CommodityRealReturn(R) Strategy Portfolio......    385,087     53,320
PIMCO Global Bond Portfolio (Unhedged)...............    520,396    914,671
PIMCO Real Return Portfolio..........................    852,775    245,424
PIMCO Total Return Portfolio.........................  1,936,072    291,911
T. Rowe Price Equity Income Portfolio - II...........    273,473     78,607
Templeton Developing Markets Securities Fund.........    556,148    276,641
Templeton Global Bond Securities Fund................  2,483,450    312,933
Templeton Growth Securities Fund.....................    240,700     37,232
UIF Emerging Markets Debt Portfolio..................     22,425     32,675
Van Eck VIP Emerging Markets Fund....................    387,638    505,740
Van Eck VIP Global Hard Assets Fund..................    494,665    729,592
Van Eck VIP Unconstrained Emerging Markets Bond Fund.    166,719    293,928

5. Expenses and Related Party Transactions

   INVESTMENT MANAGER AND ADVISORS:

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by

                                    FSA-96

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

5. Expenses and Related Party Transactions (Concluded)

   the applicable Portfolio. The Rule12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial and its affiliates, serves as investment manager of Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of the Portfolios. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.11% to a high of 1.40% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In Addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership, which is indirectly majority-owned by AXA Equitable and AXA Financial.

   CONTRACT DISTRIBUTION AND PRINCIPAL UNDERWRITER:

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Variable Life Policies and the Variable Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Variable Life Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

6. Contractowner Charges

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes. Net policy premiums are included in "Payments received from Contractowners" in the Statements of Changes in Net Assets.

                                    FSA-97

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Contractowner Charges (Continued)


   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the policy in each Variable Investment Option ("fund value") to compensate MONY America. MONY America may impose a surrender charge when the Contractowners request a full or partial surrender. These deductions are treated as Contractowner redemptions by the Variable Account.

   There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

   The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the fund value. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

   PREMIUM CHARGE: This charge is deducted from each premium payment and is netted against "Payments received from Contractowners". This charge ranges from a low of 0% to a high of 12%.

   MORTALITY & EXPENSE RISK CHARGE: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 0% to a high of 1.75%. For Incentive Life Legacy, Incentive Life Legacy II (a), and MONY America Corporate Sponsored Variable Universal Life the charge is deducted from the fund value.

   MONTHLY PER $1,000 SPECIFIED AMOUNT CHARGE: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Policies, and is a percentage or dollar value of the Specified Amount (Face Amount). This charge varies based on a number of factors, including issue age, gender and risk class.

   ADMINISTRATIVE CHARGE: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $0 to a high of $31.50.

   COST OF INSURANCE: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

   TRANSFER CHARGE: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge. The charge may range from a low of $0 to a high of $25 per transfer.

   PARTIAL SURRENDER CHARGE: This charge is assessed when a Contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $0 to a high of $25.

   SURRENDER CHARGE: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

   MEDICAL UNDERWRITING CHARGE: This charge is applicable only to Corporate Sponsored Variable Universal Life Contractowners. The charge is a flat fee of $5, and deducted monthly from fund value for the first three policy years on policies that were issued on a medically underwritten basis.

   GUARANTEED ISSUE CHARGE: This charge is applicable only to Corporate Sponsored Variable Universal Life Contractowners. The charge is a flat fee of $3, and deducted monthly from fund value for the first three policy years on policies that were issued on a guaranteed issue basis.

   REINSTATEMENT FEE: This charge is applicable only to Corporate Sponsored Variable Universal Life Contractowners, and is deducted at the time the policy is reinstated. The charge is $150.

   LOAN INTEREST RATE SPREAD: It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 1.60% depending on the policy year.

   ILLUSTRATION PROJECTION REPORT CHARGE: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Contractowner Charges (Concluded)


   CHARGE FOR STATE AND LOCAL TAX EXPENSE: This charge is a percentage of each premium paid and varies by state.

   CHARGE FOR FEDERAL TAX EXPENSE: This charge is 1.25% of each premium paid.

   RIDERS: The charge for any optional benefits elected by the Contractowner are deducted monthly from the fund value.

  (a)For policies with the Market Stabilizer Option, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for Market Stabilizer Option is lower than the guaranteed charge.

                                    FSA-99

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013


7. Financial Highlights

   The Variable Life Policies have unique combinations of features and fees that are charged against the Contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                                                AT DECEMBER 31,
                                                                               -------------------------------------------------
                                                                                               UNITS OUTSTANDING
                                                                               -------------------------------------------------
                                                                SHARE CLASS+     2013      2012      2011      2010      2009
                                                                ------------   --------- --------- --------- --------- ---------
All Asset Aggressive-Alt 25(e)................................. CLASS B              536        --        --        --        --
All Asset Growth-Alt 20........................................ CLASS B        2,698,162 2,907,339 3,211,366 3,526,149 3,853,803
All Asset Moderate Growth-Alt 15(e)............................ CLASS B            1,729        --        --        --        --
American Century VP Mid Cap Value Fund(b)...................... CLASS II           4,160     2,340     1,290       236        --
American Funds Insurance Series(R) Global Small Capitalization
 Fund/sm/(e)................................................... CLASS 4              220        --        --        --        --
American Funds Insurance Series(R) New World Fund(R)(e)........ CLASS 4              212        --        --        --        --
AXA Aggressive Allocation...................................... CLASS A               74        89        90        92        94
AXA Aggressive Allocation...................................... CLASS B          229,729   221,472   203,967   191,172   173,465
AXA Balanced Strategy(a)....................................... CLASS B          113,942    78,637    51,912    22,865     2,439
AXA Conservative Allocation.................................... CLASS A               63        82        83    11,653        86
AXA Conservative Allocation.................................... CLASS B           60,545    57,070    61,488    56,458    56,159
AXA Conservative Growth Strategy(a)............................ CLASS B           31,348    23,282    15,302     7,113       296
AXA Conservative-Plus Allocation............................... CLASS A            9,634       136       142     1,271     1,177
AXA Conservative-Plus Allocation............................... CLASS B          131,864   166,319   155,244   136,145    88,429
AXA Conservative Strategy(a)................................... CLASS B           14,453    13,269     7,900     4,981       571
AXA Growth Strategy(a)......................................... CLASS B          108,909    81,140    52,742    22,660     2,943
AXA Moderate Allocation........................................ CLASS A              437       363       402       310       279
AXA Moderate Allocation........................................ CLASS B          461,353   503,581   513,389   484,392   424,746
AXA Moderate Growth Strategy(a)................................ CLASS B          281,317   207,545   144,372    65,733     6,335
AXA Moderate-Plus Allocation................................... CLASS A            6,158     6,079     5,976     5,866     1,700
AXA Moderate-Plus Allocation................................... CLASS B          778,993   751,045   805,457   809,612   700,541
AXA Tactical Manager 400(b).................................... CLASS B            2,124       978       653       565        --
AXA Tactical Manager 500(b).................................... CLASS B            2,557     1,390       498       303        --
AXA Tactical Manager 2000(b)................................... CLASS B            1,774     1,095       526       267        --
AXA Tactical Manager International(b).......................... CLASS B            1,791     1,404       917       310        --
Dreyfus Stock Index Fund, Inc.................................. INITIAL SHARES 1,866,638 2,262,696 1,722,346 1,976,534 2,947,295
EQ/AllianceBernstein Small Cap Growth.......................... CLASS A           36,570    42,072    38,203    47,345    51,285
EQ/AllianceBernstein Small Cap Growth.......................... CLASS B            9,254     8,452     7,499     6,723     5,090
EQ/BlackRock Basic Value Equity................................ CLASS B           64,027    67,243    64,219    67,780    67,562
EQ/Boston Advisors Equity Income............................... CLASS A          312,831   396,335   506,977   545,899   595,958
EQ/Boston Advisors Equity Income............................... CLASS B          412,446   452,039   486,614   527,040   597,091
EQ/Calvert Socially Responsible................................ CLASS A          113,564   133,384   148,602   156,524   183,533
EQ/Calvert Socially Responsible................................ CLASS B           23,197    23,350    22,539    22,475    23,060
EQ/Capital Guardian Research................................... CLASS A          271,726   297,019   311,554   336,692   378,779
EQ/Capital Guardian Research................................... CLASS B            3,024     2,274     1,588     1,392     1,234
EQ/Common Stock Index.......................................... CLASS A            1,613     1,820     1,786     2,006     9,006
EQ/Common Stock Index.......................................... CLASS B           60,850    49,511    44,792    37,159    28,845
EQ/Core Bond Index............................................. CLASS A        1,737,356 2,240,169 2,356,880 2,527,101 2,754,872
EQ/Core Bond Index............................................. CLASS B           17,246    14,741    12,609    16,433    10,181
EQ/Equity 500 Index............................................ CLASS B           72,836    52,835    42,638    34,731    26,585
EQ/Equity Growth PLUS.......................................... CLASS B          536,139   590,858   671,053   740,378   794,475
EQ/GAMCO Mergers and Acquisitions.............................. CLASS B            7,288     6,682     5,867     4,482     2,555
EQ/GAMCO Small Company Value................................... CLASS B        1,285,720 1,415,989 1,514,757 1,679,573 1,872,176

                                    FSA-100

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                              AT DECEMBER 31,
                                                             -------------------------------------------------
                                                                             UNITS OUTSTANDING
                                                             -------------------------------------------------
                                             SHARE CLASS+      2013      2012      2011      2010      2009
                                             ------------    --------- --------- --------- --------- ---------
EQ/Global Bond PLUS......................... CLASS B            11,591    10,344     9,564     8,198     6,262
EQ/Global Multi-Sector Equity............... CLASS A            29,393    27,766    33,580    36,852    44,437
EQ/Global Multi-Sector Equity............... CLASS B            25,906    24,910    22,754    21,265    16,897
EQ/Intermediate Government Bond............. CLASS A           759,416   834,578   910,778   999,738   542,664
EQ/Intermediate Government Bond............. CLASS B             6,020     5,652     4,730     4,120     2,935
EQ/International Core PLUS.................. CLASS B             9,329     8,638     7,108     5,571     4,307
EQ/International Equity Index............... CLASS A           224,276    53,135    55,645    62,083   103,658
EQ/International Equity Index............... CLASS B            31,623    28,732    24,094    21,417    17,563
EQ/International Value PLUS................. CLASS A            72,550    93,587   217,301   227,362   229,951
EQ/International Value PLUS................. CLASS B            17,904    16,295    14,705    13,134     8,753
EQ/Invesco Comstock......................... CLASS B             9,094     6,801     6,049     5,235     1,990
EQ/JPMorgan Value Opportunities............. CLASS A                56     3,347     1,554     1,350       153
EQ/JPMorgan Value Opportunities............. CLASS B             3,814     3,278     3,122     2,701     1,783
EQ/Large Cap Core PLUS...................... CLASS B            10,605     4,211     3,242     2,985       572
EQ/Large Cap Growth Index................... CLASS B            14,643    13,247    11,139     9,839     7,362
EQ/Large Cap Growth PLUS.................... CLASS A            13,055    13,522    14,871        --        --
EQ/Large Cap Growth PLUS.................... CLASS B             6,618     6,400     5,727     3,091     2,398
EQ/Large Cap Value Index(d)................. CLASS A           370,814   395,149   428,045        --        --
EQ/Large Cap Value Index(d)................. CLASS B            16,910    15,134    13,702     5,201     3,603
EQ/Large Cap Value PLUS..................... CLASS A            77,975    82,761   368,161   397,578   406,178
EQ/Large Cap Value PLUS..................... CLASS B            23,125    23,509    22,721    22,183    20,914
EQ/Lord Abbett Large Cap Core............... CLASS B             5,810     5,038     4,488     3,396     2,253
EQ/MFS International Growth................. CLASS B           820,368   911,792   820,016   888,308 1,036,589
EQ/Mid Cap Index............................ CLASS A           158,325   167,646   171,486   175,183   189,974
EQ/Mid Cap Index............................ CLASS B            19,780    17,713    15,853    14,718    12,753
EQ/Mid Cap Value PLUS....................... CLASS A           619,646   678,950   810,125   873,177   956,441
EQ/Mid Cap Value PLUS....................... CLASS B            10,906    10,789     9,964     9,438     8,977
EQ/Money Market............................. CLASS A           920,258   992,584 1,105,579 1,302,173 1,771,553
EQ/Money Market............................. CLASS B            55,917    87,841    36,658    31,225    29,607
EQ/Montag & Caldwell Growth................. CLASS B         2,940,635 3,199,158 3,777,832 4,129,753 4,523,992
EQ/Morgan Stanley Mid Cap Growth............ CLASS A           495,861   547,151   540,463   587,462   628,225
EQ/Morgan Stanley Mid Cap Growth............ CLASS B            16,620    15,090    12,071     9,117     7,025
EQ/PIMCO Ultra Short Bond................... CLASS A            85,881    94,218   101,846   109,659   119,768
EQ/PIMCO Ultra Short Bond................... CLASS B           205,867   212,093   212,171   217,299   238,802
EQ/Quality Bond PLUS........................ CLASS A             1,598     2,491     7,203    12,125    23,445
EQ/Quality Bond PLUS........................ CLASS B           300,293   338,530   378,696   413,610   472,427
EQ/Small Company Index...................... CLASS A           177,788   294,617   530,137   566,603   583,067
EQ/Small Company Index...................... CLASS B            13,812    10,590     8,989     8,334     7,135
EQ/T. Rowe Price Growth Stock............... CLASS B         1,740,372 1,952,376 2,122,345 2,301,257 2,513,219
EQ/UBS Growth & Income...................... CLASS B           957,688 1,046,724 1,144,006 1,255,131 1,372,538
EQ/Wells Fargo Omega Growth................. CLASS B            23,599    17,573    13,446     8,082     2,297
Fidelity(R) VIP Asset Manager Portfolio..... INITIAL CLASS         540       530       523       400     7,809
Fidelity(R) VIP Contrafund(R) Portfolio..... INITIAL CLASS     167,845   239,750   312,037   345,547   368,204
Fidelity(R) VIP Contrafund(R) Portfolio..... SERVICE CLASS     949,210 1,062,605 1,175,873 1,294,319 1,443,451
Fidelity(R) VIP Contrafund(R) Portfolio..... SERVICE CLASS 2    11,061     7,096     3,387     1,333        --
Fidelity(R) VIP Growth & Income Portfolio... INITIAL CLASS      47,561    43,087    42,947    44,555    35,765
Fidelity(R) VIP Growth & Income Portfolio... SERVICE CLASS 2     1,713     1,196       829        88        --
Fidelity(R) VIP Mid Cap Portfolio(b)........ SERVICE CLASS 2     7,888     3,522     2,122       689        --
Franklin Income Securities Fund............. CLASS 2           368,052   396,369   405,803   462,291   485,583
Franklin Rising Dividends Securities Fund... CLASS 2            67,601    57,701    43,935    41,920    41,207
Franklin Small Cap Value Securities Fund(b). CLASS 2             1,266     1,038       501       242        --

                                    FSA-101

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                                             AT DECEMBER 31,
                                                                             -----------------------------------------------
                                                                                            UNITS OUTSTANDING
                                                                             -----------------------------------------------
                                                        SHARE CLASS+          2013     2012      2011      2010      2009
                                                        ------------         ------- --------- --------- --------- ---------
Franklin Strategic Income Securities Fund(b)........... CLASS 2               13,125     6,382     2,966       809        --
Goldman Sachs VIT Mid Cap Value Fund(b)................ SERVICE SHARES         3,143     1,870     1,321       497        --
Invesco V.I. Diversified Dividend Fund(c).............. SERIES I             272,723   382,626    27,751        --        --
Invesco V.I. Global Core Equity Fund................... SERIES I              35,565    34,053    39,217    43,455    44,657
Invesco V.I. Global Health Care Fund................... SERIES I              40,820    46,091    48,843    48,622    50,853
Invesco V.I. Global Real Estate Fund(b)................ SERIES II             10,474     5,954     2,660       716        --
Invesco V.I. International Growth Fund(b).............. SERIES II              7,130     4,284     2,093       623        --
Invesco V.I. Mid Cap Core Equity Fund(b)............... SERIES II              1,926     1,278       549       183        --
Invesco V.I. Small Cap Equity Fund(b).................. SERIES II              1,412     1,043       567       105        --
Invesco V.I. Technology Fund........................... SERIES I              23,301    22,616    22,023    23,846    19,650
IVY Funds VIP Energy(b)................................ COMMON SHARES          8,095     6,017     3,483       926        --
IVY Funds VIP High Income(e)........................... COMMON SHARES          5,709        --        --        --        --
IVY Funds VIP Mid Cap Growth(b)........................ COMMON SHARES          7,671     5,424     2,947     1,219        --
IVY Funds VIP Science and Technology(e)................ COMMON SHARES          2,413        --        --        --        --
IVY Funds VIP Small Cap Growth(b)...................... COMMON SHARES          3,670     1,918     1,026       330        --
Janus Aspen Series Balanced Portfolio.................. INSTITUTIONAL SHARES 400,947   451,314   474,173   531,051   571,900
Janus Aspen Series Enterprise Portfolio................ INSTITUTIONAL SHARES 849,045   958,298 1,216,598 1,316,799 1,467,413
Janus Aspen Series Forty Portfolio..................... INSTITUTIONAL SHARES 677,008   809,547 1,164,456 1,251,915 1,368,421
Janus Aspen Series Forty Portfolio..................... SERVICE SHARES       100,293   109,514   121,548   130,854   141,122
Janus Aspen Series Global Research Portfolio........... INSTITUTIONAL SHARES 982,040 1,100,274 1,207,668 1,329,587 1,475,788
Janus Aspen Series Overseas Portfolio.................. INSTITUTIONAL SHARES   6,330    20,456   121,669   133,645   147,843
Janus Aspen Series Overseas Portfolio.................. SERVICE SHARES       149,636   154,040   168,472   184,368   188,879
Janus Aspen Series Perkins Mid Cap Value Portfolio..... SERVICE SHARES       105,484   120,255    73,848    81,923    89,627
Lazard Retirement Emerging Markets Equity Portfolio(b). SERVICE SHARES        25,468    16,981     9,789     3,104        --
MFS(R) International Value Portfolio(b)................ SERVICE CLASS         16,449     6,958     3,758     1,574        --
MFS(R) Investors Growth Stock Series(b)................ SERVICE CLASS            759       553       190        32        --
MFS(R) Investors Trust Series(b)....................... SERVICE CLASS            450       322       159        12        --
MFS(R) Utilities Series................................ INITIAL CLASS         43,237    47,336    49,019    53,770    61,756
Multimanager Aggressive Equity......................... CLASS B               21,495    18,947    17,657    16,560     7,531
Multimanager Core Bond................................. CLASS A              733,764   638,963   575,110   613,009   616,336
Multimanager Core Bond................................. CLASS B               14,251    11,772     9,086     7,364     5,850
Multimanager International Equity...................... CLASS B                9,974     7,692     6,845     6,261     4,615
Multimanager Large Cap Core Equity..................... CLASS B                1,868     1,777     1,714     1,548       733
Multimanager Large Cap Value........................... CLASS A                  341       784   473,007   498,517   527,527
Multimanager Large Cap Value........................... CLASS B                7,345     7,219     6,999     6,652     5,023
Multimanager Mid Cap Growth............................ CLASS B                2,931     2,740     2,389     2,069     1,628
Multimanager Mid Cap Value............................. CLASS B                7,105     6,847     6,434     5,886     3,619
Multimanager Multi-Sector Bond......................... CLASS A               75,424    80,574    83,324    84,470    88,616
Multimanager Multi-Sector Bond......................... CLASS B               12,528    11,053    10,140     9,302     7,166
Multimanager Small Cap Growth.......................... CLASS B              615,733   658,478   713,703   777,774   854,760
Multimanager Small Cap Value........................... CLASS B                3,407     2,655     2,501     2,425     1,800
Multimanager Technology................................ CLASS B                9,039     7,972     6,417     5,413     3,790
Mutual Shares Securities Fund(b)....................... CLASS 2                1,651     1,492     1,140       560        --
Oppenheimer Global Fund/VA............................. SERVICE CLASS         88,834    95,951    96,846   100,409   101,692
PIMCO CommodityRealReturn(R) Strategy Portfolio(b)..... ADVISOR CLASS          7,700     4,747     2,483       893        --
PIMCO Global Bond Portfolio (Unhedged)................. ADMINISTRATIVE CLASS 154,639   175,305   171,765   178,392   176,156
PIMCO Real Return Portfolio(b)......................... ADVISOR CLASS         17,307    12,696     5,482     2,531        --
PIMCO Total Return Portfolio(b)........................ ADVISOR CLASS         35,970    22,921    14,817     9,104        --
T. Rowe Price Equity Income Portfolio - II(b).......... CLASS II               3,791     2,389     1,283       158        --
Templeton Developing Markets Securities Fund(b)........ CLASS 2              153,840   154,217   153,438     1,491        --
Templeton Global Bond Securities Fund(b)............... CLASS 2              160,385   151,649   146,295     3,996        --

                                    FSA-102

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                              AT DECEMBER 31,
                                                                     ----------------------------------
                                                                             UNITS OUTSTANDING
                                                                     ----------------------------------
                                                      SHARE CLASS+    2013   2012   2011   2010   2009
                                                      ------------   ------ ------ ------ ------ ------
Templeton Growth Securities Fund(b).................. CLASS 2         2,272    761    257    122     --
UIF Emerging Markets Debt Portfolio.................. CLASS I         6,367  7,078  6,511  6,870 13,275
Van Eck VIP Emerging Markets Fund.................... INITIAL CLASS  60,050 66,603 84,967 89,235 99,485
Van Eck VIP Global Hard Assets Fund.................. CLASS S SHARES  9,833  8,059  4,240  1,462     --
Van Eck VIP Global Hard Assets Fund.................. INITIAL CLASS  23,926 33,866  7,944  9,439 11,849
Van Eck VIP Unconstrained Emerging Markets Bond Fund. INITIAL CLASS  40,961 47,318  9,901 12,198  5,960

                                                                         AT DECEMBER 31,
                                       ------------------------------------------------------------------------------------
                                                                            UNIT VALUE
                                                                        LOWEST TO HIGHEST
                                       ------------------------------------------------------------------------------------
                          SHARE CLASS+       2013              2012              2011              2010              2009
                          ------------ ----------------  ----------------  ----------------  ----------------  ----------------
All Asset Aggressive-
 Alt 25(e)...............   CLASS B              $108.48           $    --           $    --           $    --           $    --
All Asset Growth-Alt 20..   CLASS B    17.31 to    29.89 15.17 to    26.39 13.54 to    23.74 14.03 to    24.78 12.20 to    21.72
All Asset Moderate
 Growth-Alt 15(e)........   CLASS B               104.94                --                --                --                --
American Century VP Mid
 Cap Value Fund(b).......   CLASS II              159.77            123.00            105.82            106.72                --
American Funds Insurance
 Series(R) Global Small
 Capitalization
 Fund/sm/(e).............   CLASS 4               112.59                --                --                --                --
American Funds Insurance
 Series(R) New World
 Fund(R)(e)..............   CLASS 4               106.91                --                --                --                --
AXA Aggressive
 Allocation..............   CLASS A                11.92              9.43              8.26              8.91              7.86
AXA Aggressive
 Allocation..............   CLASS B    11.22 to   193.51  8.94 to   153.06  7.89 to   134.06  8.59 to   144.93  7.66 to   128.17
AXA Balanced
 Strategy(a).............   CLASS B               134.82            118.62            109.29            111.97            101.74
AXA Conservative
 Allocation..............   CLASS A                12.29             11.78             11.26             11.02             10.25
AXA Conservative
 Allocation..............   CLASS B    11.56 to   146.04 11.17 to   139.97 10.76 to   133.84 10.64 to   131.35  9.99 to   122.45
AXA Conservative Growth
 Strategy(a).............   CLASS B               129.42            117.11            109.24            110.78            101.49
AXA Conservative-Plus
 Allocation..............   CLASS A                12.30             11.15             10.39             10.44              9.54
AXA Conservative-Plus
 Allocation..............   CLASS B    11.57      157.62 10.58 to   142.98  9.92 to   133.16 10.07 to   134.11  9.30 to   122.96
AXA Conservative
 Strategy(a).............   CLASS B               118.79            113.81            108.93            108.15            100.81
AXA Growth Strategy(a)...   CLASS B               146.14            121.58            109.32            114.36            102.40
AXA Moderate
 Allocation..............   CLASS A                12.14             10.73              9.86             10.08              9.15
AXA Moderate
 Allocation..............   CLASS B    11.42 to   170.31 10.17 to   150.56  9.42 to   138.38  9.72 to   141.78  8.91 to   128.99
AXA Moderate Growth
 Strategy(a).............   CLASS B               140.39            120.11            109.35            113.12            102.03

                                    FSA-103

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                            AT DECEMBER 31,
                                          -----------------------------------------------------------------------------
                                                                               UNIT VALUE
                                                                           LOWEST TO HIGHEST
                                          -----------------------------------------------------------------------------
                           SHARE CLASS+         2013              2012              2011              2010
                           ------------   ----------------  ----------------  ----------------  ----------------  -----
AXA Moderate-Plus
 Allocation............... CLASS A                  $ 12.17           $ 10.16           $  9.11           $  9.56
AXA Moderate-Plus
 Allocation............... CLASS B        11.45 to   185.27  9.63 to   154.67  8.70 to   138.68  9.22 to   145.92  8.33
AXA Tactical Manager
 400(b)................... CLASS B                   150.51            114.29             98.14            106.93
AXA Tactical Manager
 500(b)................... CLASS B                   150.49            114.94            100.10            104.00
AXA Tactical Manager
 2000(b).................. CLASS B                   150.04            109.21             94.60            105.76
AXA Tactical Manager
 International(b)......... CLASS B                   124.51            102.81             88.18            105.04
Dreyfus Stock Index Fund,
 Inc...................... INITIAL SHARES 14.31 to    25.62 10.92 to    19.40  9.51 to    16.76  9.40 to    16.46  8.25
EQ/AllianceBernstein
 Small Cap Growth......... CLASS A        21.71 to    24.13 15.77 to    17.47 13.69 to    15.11 13.76 to    15.17 10.34
EQ/AllianceBernstein
 Small Cap Growth......... CLASS B                   326.52            236.31            204.44            205.77
EQ/BlackRock Basic Value
 Equity................... CLASS B        21.02 to   392.69 15.32 to   285.11 13.53 to   250.90 14.01 to   258.94 12.52
EQ/Boston Advisors Equity
 Income................... CLASS A        15.87 to    26.22 12.12 to    19.90 10.35 to    16.90 10.43 to    16.93  9.05
EQ/Boston Advisors Equity
 Income................... CLASS B        18.14 to   184.90 13.87 to   140.34 11.87 to   119.20 12.01 to   119.67 10.46
EQ/Calvert Socially
 Responsible.............. CLASS A        12.06 to    12.79  9.04 to     9.52  7.80 to     8.16  7.82 to     8.12  6.99
EQ/Calvert Socially
 Responsible.............. CLASS B        15.19 to   142.10 11.35 to   105.78  9.76 to    90.62  9.76 to    90.37  8.71
EQ/Capital Guardian
 Research................. CLASS A        15.51 to    18.20 11.77 to    13.91 10.03 to    11.94  9.62 to    11.54  8.28
EQ/Capital Guardian
 Research................. CLASS B                   219.89            166.88            142.14            136.67
EQ/Common Stock
 Index.................... CLASS A                    23.33             17.61             15.24             15.12
EQ/Common Stock
 Index.................... CLASS B                   149.10            112.55             97.37             96.85
EQ/Core Bond Index........ CLASS A        11.09 to    15.08 11.36 to    15.32 11.09 to    14.85 10.64 to    14.14 10.11
EQ/Core Bond Index........ CLASS B                   134.86            137.04            132.84            126.76
EQ/Equity 500 Index....... CLASS B                   161.55            122.84            106.60            105.01
EQ/Equity Growth PLUS..... CLASS B        15.56 to   234.82 11.83 to   177.17 10.43 to   155.08 11.20 to   165.32  9.79
EQ/GAMCO Mergers and
 Acquisitions............. CLASS B                   160.43            144.55            137.34            135.51
EQ/GAMCO Small
 Company Value............ CLASS B        69.52 to    99.65 49.97 to    72.17 42.40 to    61.70 43.94 to    64.41 33.12
EQ/Global Bond PLUS....... CLASS B                   134.72            138.19            133.23            127.62
EQ/Global Multi-Sector
 Equity................... CLASS A                    34.30             28.60             24.53             27.99
EQ/Global Multi-Sector
 Equity................... CLASS B                   267.75            222.46            190.16            216.87

                           -------


                           -------
                            2009
                           -----------
AXA Moderate-Plus
 Allocation...............     $  8.55
AXA Moderate-Plus
 Allocation............... to   130.81
AXA Tactical Manager
 400(b)...................          --
AXA Tactical Manager
 500(b)...................          --
AXA Tactical Manager
 2000(b)..................          --
AXA Tactical Manager
 International(b).........          --
Dreyfus Stock Index Fund,
 Inc...................... to    14.33
EQ/AllianceBernstein
 Small Cap Growth......... to    11.36
EQ/AllianceBernstein
 Small Cap Growth.........      154.43
EQ/BlackRock Basic Value
 Equity................... to   230.61
EQ/Boston Advisors Equity
 Income................... to    14.60
EQ/Boston Advisors Equity
 Income................... to   103.43
EQ/Calvert Socially
 Responsible.............. to     7.20
EQ/Calvert Socially
 Responsible.............. to    80.31
EQ/Capital Guardian
 Research.................       10.02
EQ/Capital Guardian
 Research.................      118.02
EQ/Common Stock
 Index....................       13.02
EQ/Common Stock
 Index....................       83.59
EQ/Core Bond Index........ to    13.33
EQ/Core Bond Index........      119.83
EQ/Equity 500 Index.......       91.81
EQ/Equity Growth PLUS..... to   143.43
EQ/GAMCO Mergers and
 Acquisitions.............      123.62
EQ/GAMCO Small
 Company Value............ to    48.93
EQ/Global Bond PLUS.......      120.05
EQ/Global Multi-Sector
 Equity...................       25.15
EQ/Global Multi-Sector
 Equity...................      194.58

                                    FSA-104

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                           AT DECEMBER 31,
                                      --------------------------------------------------------------------------------------
                                                                             UNIT VALUE
                                                                          LOWEST TO HIGHEST
                                      --------------------------------------------------------------------------------------
                         SHARE CLASS+       2013               2012               2011               2010               2009
                         ------------ -----------------  -----------------  -----------------  -----------------  ----------
EQ/Intermediate
 Government Bond........   CLASS A    $17.76 to  $ 18.67 $18.06 to  $ 19.12 $17.88 to  $ 19.08 $16.94 to  $ 18.21 $16.22 to
EQ/Intermediate
 Government Bond........   CLASS B                120.89             122.90             121.71             115.59
EQ/International Core
 PLUS...................   CLASS B                158.86             135.18             116.22             139.91
EQ/International Equity
 Index..................   CLASS A                 13.83              11.38               9.79              11.12
EQ/International Equity
 Index..................   CLASS B                139.91             115.18              99.06             112.82
EQ/International Value
 PLUS...................   CLASS A                 18.48              15.49              13.18              15.68
EQ/International Value
 PLUS...................   CLASS B                174.86             146.54             124.75             148.80
EQ/Invesco Comstock.....   CLASS B                173.86             128.75             108.72             110.93
EQ/JPMorgan Value
 Opportunities..........   CLASS A                 12.31               9.06               7.81               8.22
EQ/JPMorgan Value
 Opportunities..........   CLASS B                241.95             178.19             153.55             162.02
EQ/Large Cap Core
 PLUS...................   CLASS B                152.79             116.14             101.00             105.47
EQ/Large Cap Growth
 Index..................   CLASS B                139.14             105.02              91.54              89.44
EQ/Large Cap Growth
 PLUS...................   CLASS A                 17.87              13.20              11.61                 --
EQ/Large Cap Growth
 PLUS...................   CLASS B                281.39             207.84             182.73             189.68
EQ/Large Cap Value
 Index(d)...............   CLASS A                 20.00              15.25              13.13                 --
EQ/Large Cap Value
 Index(d)...............   CLASS B                 97.00              73.72              63.23              63.43
EQ/Large Cap Value
 PLUS...................   CLASS A     14.19 to    20.82  10.75 to    15.72   9.31 to    13.57   9.82 to    14.25   8.73 to
EQ/Large Cap Value
 PLUS...................   CLASS B                168.25             127.00             109.62             115.48
EQ/Lord Abbett Large
 Cap Core...............   CLASS B                180.06             138.52             120.07             131.24
EQ/MFS International
 Growth.................   CLASS B     18.57 to    25.45  16.34 to    22.56  13.65 to    18.99  15.29 to    21.43  13.30 to
EQ/Mid Cap Index........   CLASS A                 22.26              16.85              14.44              14.81
EQ/Mid Cap Index........   CLASS B                199.30             150.33             128.40             131.57
EQ/Mid Cap Value
 PLUS...................   CLASS A     19.54 to    19.84  14.74 to    14.91  12.47 to    12.57  13.76 to    13.83  11.27 to
EQ/Mid Cap Value
 PLUS...................   CLASS B                283.15             212.78             179.36             198.04
EQ/Money Market.........   CLASS A     10.73 to    11.43  10.81 to    11.43  10.89 to    11.43  10.98 to    11.43  11.05 to
EQ/Money Market.........   CLASS B                131.49             131.49             131.49             131.49
EQ/Montag & Caldwell
 Growth.................   CLASS B     13.44 to    14.82  10.64 to    11.65   9.52 to    10.34   9.33 to    10.06   8.68 to
EQ/Morgan Stanley Mid
 Cap Growth.............   CLASS A     18.50 to    31.17  13.40 to    22.50  12.37 to    20.69  13.41 to    22.36  10.15 to

                         ---


                         ---

                         -------
EQ/Intermediate
 Government Bond........ $ 17.56
EQ/Intermediate
 Government Bond........  110.91
EQ/International Core
 PLUS...................  128.10
EQ/International Equity
 Index..................   10.55
EQ/International Equity
 Index..................  107.23
EQ/International Value
 PLUS...................   14.75
EQ/International Value
 PLUS...................  140.29
EQ/Invesco Comstock.....   96.28
EQ/JPMorgan Value
 Opportunities..........    7.30
EQ/JPMorgan Value
 Opportunities..........  144.25
EQ/Large Cap Core
 PLUS...................   92.37
EQ/Large Cap Growth
 Index..................   77.13
EQ/Large Cap Growth
 PLUS...................      --
EQ/Large Cap Growth
 PLUS...................  165.73
EQ/Large Cap Value
 Index(d)...............      --
EQ/Large Cap Value
 Index(d)...............   55.34
EQ/Large Cap Value
 PLUS...................   12.62
EQ/Large Cap Value
 PLUS...................  102.48
EQ/Lord Abbett Large
 Cap Core...............  115.16
EQ/MFS International
 Growth.................   18.78
EQ/Mid Cap Index........   11.79
EQ/Mid Cap Index........  104.63
EQ/Mid Cap Value
 PLUS...................   11.29
EQ/Mid Cap Value
 PLUS...................  161.72
EQ/Money Market.........   11.42
EQ/Money Market.........  131.48
EQ/Montag & Caldwell
 Growth.................    9.29
EQ/Morgan Stanley Mid
 Cap Growth.............   16.86

                                    FSA-105

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                                 AT DECEMBER 31,
                                               -----------------------------------------------------------------------------
                                                                                    UNIT VALUE
                                                                                LOWEST TO HIGHEST
                                               -----------------------------------------------------------------------------
                               SHARE CLASS+          2013              2012              2011              2010
                               ------------    ----------------  ----------------  ----------------  ----------------  -----
EQ/Morgan Stanley Mid
 Cap Growth................... CLASS B                   $254.20           $183.48           $168.71           $182.78
EQ/PIMCO Ultra Short
 Bond......................... CLASS A                     13.99             13.98             13.78             13.77
EQ/PIMCO Ultra Short
 Bond......................... CLASS B         13.46 to   118.86 13.49 to   118.76 13.34 to   117.01 13.41 to   117.24 13.35
EQ/Quality Bond PLUS.......... CLASS A                     10.97             11.22             10.93             10.78
EQ/Quality Bond PLUS.......... CLASS B         24.26 to   163.91 25.01 to   167.74 24.55 to   163.40 24.43 to   161.43
EQ/Small Company
 Index........................ CLASS A         15.10 to    27.40 10.99 to    20.00  9.51 to    17.37  9.88 to    18.11  7.83
EQ/Small Company
 Index........................ CLASS B                    272.63            198.34            171.66            178.81
EQ/T. Rowe Price Growth
 Stock........................ CLASS B         21.44 to    35.23 15.55 to    25.74 13.07 to    21.80 13.33 to    22.40 11.45
EQ/UBS Growth &
 Income....................... CLASS B         14.17 to   184.13 10.53 to   135.85  9.40 to   120.36  9.75 to   123.85  8.69
EQ/Wells Fargo Omega
 Growth....................... CLASS B                    203.00            145.96            121.20            128.76
Fidelity(R) VIP Asset
 Manager Portfolio............ INITIAL CLASS               18.32             15.83             14.08             14.45
Fidelity(R) VIP Contrafund(R)
 Portfolio.................... INITIAL CLASS               24.46             18.63             16.01             16.42
Fidelity(R) VIP Contrafund(R)
 Portfolio.................... SERVICE CLASS   20.86 to    24.69 16.03 to    18.89 13.89 to    16.30 14.37 to    16.80 12.36
Fidelity(R) VIP Contrafund(R)
 Portfolio.................... SERVICE CLASS 2            157.85            120.54            103.79            106.76
Fidelity(R) VIP Growth &
 Income Portfolio............. INITIAL CLASS               18.02             13.49             11.38             11.20
Fidelity(R) VIP Growth &
 Income Portfolio............. SERVICE CLASS 2            167.06            125.38            106.03            104.61
Fidelity(R) VIP Mid Cap
 Portfolio(b)................. SERVICE CLASS 2            157.27            115.75            101.04            113.34
Franklin Income Securities
 Fund......................... CLASS 2         14.12 to    21.79 12.39 to    19.19 11.00 to    17.09 10.74 to    16.75  9.53
Franklin Rising Dividends
 Securities Fund.............. CLASS 2         22.77 to   166.95 17.62 to   128.73 15.79 to   114.98 14.95 to   108.47
Franklin Small Cap Value
 Securities Fund(b)........... CLASS 2                    165.79            121.69            102.79            106.81
Franklin Strategic Income
 Securities Fund(b)........... CLASS 2                    125.75            121.71            107.95            105.24
Goldman Sachs VIT Mid
 Cap Value Fundb)............. SERVICE SHARES             158.73            119.75            101.32            108.47
Invesco V.I. Diversified
 Dividend Fund(n)(c).......... SERIES I         9.85 to    10.12  7.55 to     7.72  6.38 to     6.51                --
Invesco V.I. Global Core
 Equity Fund.................. SERIES I        15.15 to    17.84 12.37 to    14.61 10.87 to    12.89 12.20 to    14.52 11.00
Invesco V.I. Global Health
 Care Fund.................... SERIES I        23.19 to    25.25 16.56 to    17.97 13.74 to    14.86 13.27 to    14.30 12.64

                               -------


                               -------
                                2009
                               -----------
EQ/Morgan Stanley Mid
 Cap Growth...................     $138.16
EQ/PIMCO Ultra Short
 Bond.........................       13.62
EQ/PIMCO Ultra Short
 Bond......................... to   116.26
EQ/Quality Bond PLUS..........       10.12
EQ/Quality Bond PLUS..........      151.95
EQ/Small Company
 Index........................ to    14.41
EQ/Small Company
 Index........................      142.12
EQ/T. Rowe Price Growth
 Stock........................ to    19.39
EQ/UBS Growth &
 Income....................... to   109.54
EQ/Wells Fargo Omega
 Growth.......................      109.78
Fidelity(R) VIP Asset
 Manager Portfolio............       12.64
Fidelity(R) VIP Contrafund(R)
 Portfolio....................       14.01
Fidelity(R) VIP Contrafund(R)
 Portfolio.................... to    14.39
Fidelity(R) VIP Contrafund(R)
 Portfolio....................          --
Fidelity(R) VIP Growth &
 Income Portfolio.............        9.75
Fidelity(R) VIP Growth &
 Income Portfolio.............          --
Fidelity(R) VIP Mid Cap
 Portfolio(b).................          --
Franklin Income Securities
 Fund......................... to    14.92
Franklin Rising Dividends
 Securities Fund..............       12.43
Franklin Small Cap Value
 Securities Fund(b)...........          --
Franklin Strategic Income
 Securities Fund(b)...........          --
Goldman Sachs VIT Mid
 Cap Value Fundb).............          --
Invesco V.I. Diversified
 Dividend Fund(n)(c)..........          --
Invesco V.I. Global Core
 Equity Fund.................. to    13.13
Invesco V.I. Global Health
 Care Fund.................... to    13.58

                                    FSA-106

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                             AT DECEMBER 31,
                                           ---------------------------------------------------------------------------------
                                                                               UNIT VALUE
                                                                            LOWEST TO HIGHEST
                                           ---------------------------------------------------------------------------------
                            SHARE CLASS+         2013              2012              2011              2010             2009
                            ------------   ----------------  ----------------  ----------------  ----------------  ---------
Invesco V.I. Global Real
 Estate Fund(b)............ SERIES II                $136.24           $133.00           $104.03           $111.53
Invesco V.I. International
 Growth Fund(b)............ SERIES II                 140.51            118.36            102.69            110.41
Invesco V.I. Mid Cap Core
 Equity Fund(b)............ SERIES II                 139.69            108.74             98.30            105.14
Invesco V.I. Small Cap
 Equity Fund(b)............ SERIES II                 168.91            123.22            108.41            109.49
Invesco V.I. Technology
 Fund...................... SERIES I       14.56 to    19.51 11.68 to    15.59 10.53 to    14.01 11.13 to    14.75  9.21 to
IVY Funds VIP Energy(b).... COMMON SHARES             134.81            105.52            104.08            114.48
IVY Funds VIP High
 Income(e)................. COMMON SHARES             103.52                --                --                --
IVY Funds VIP Mid Cap
 Growth(b)................. COMMON SHARES             169.89            130.74            115.13            115.78
IVY Funds VIP Science and
 Technology(e)............. COMMON SHARES             132.92                --                --                --
IVY Funds VIP Small Cap
 Growth(b)................. COMMON SHARES             153.01            106.73            101.49            113.53
Janus Aspen Series          INSTITUTIONAL
 Balanced Portfolio........ SHARES         21.65 to    23.00 18.16 to    19.21 16.10 to    16.97 15.96 to    16.75 14.84 to
Janus Aspen Series          INSTITUTIONAL
 Enterprise Portfolio...... SHARES         13.38 to    20.64 10.11 to    15.71  8.62 to    13.49  8.74 to    13.79  6.94 to
Janus Aspen Series Forty    INSTITUTIONAL
 Portfolio................. SHARES         15.62 to    17.13 11.99 to    13.06  9.73 to    10.52 10.51 to    11.27  9.92 to
Janus Aspen Series Forty
 Portfolio................. SERVICE SHARES             26.45             20.28             16.43             17.72
Janus Aspen Series          INSTITUTIONAL
 Overseas Portfolio........ SHARES                     22.22             19.39             17.09             25.20
Janus Aspen Series
 Overseas Portfolio........ SERVICE SHARES             28.45             24.98             22.15             32.85
Janus Aspen Series Perkins
 Mid Cap Value
 Portfolio................. SERVICE SHARES             23.93             19.02             17.17             17.70
Janus Aspen Series Global   INSTITUTIONAL
 Research Portfolio........ SHARES          8.81 to    11.75  6.91 to     9.15  5.80 to     7.62  6.77 to     8.83  5.89 to
Lazard Retirement
 Emerging Markets
 Equity Portfolio(b)....... SERVICE SHARES            112.66            114.08             93.47            114.04
MFS(R) International Value
 Portfolio(b).............. SERVICE CLASS             155.30            121.68            104.96            106.86
MFS(R) Investors Growth
 Stock Series(b)........... SERVICE CLASS             161.15            123.91            106.19            105.80
MFS(R) Investors Trust
 Series(b)................. SERVICE CLASS             156.93            119.12            100.25            102.73
MFS(R) Utilities Series.... INITIAL CLASS  38.48 to    43.72 32.04 to    36.28 28.33 to    31.97 26.62 to    29.93 23.48 to
Multimanager Aggressive
 Equity.................... CLASS B                   128.28             93.54             81.90             87.39
Multimanager Core
 Bond...................... CLASS A                    13.30             13.63             12.92             12.18

                            --


                            --

                            ------
Invesco V.I. Global Real
 Estate Fund(b)............ $   --
Invesco V.I. International
 Growth Fund(b)............     --
Invesco V.I. Mid Cap Core
 Equity Fund(b)............     --
Invesco V.I. Small Cap
 Equity Fund(b)............     --
Invesco V.I. Technology
 Fund......................  12.16
IVY Funds VIP Energy(b)....     --
IVY Funds VIP High
 Income(e).................     --
IVY Funds VIP Mid Cap
 Growth(b).................     --
IVY Funds VIP Science and
 Technology(e).............     --
IVY Funds VIP Small Cap
 Growth(b).................     --
Janus Aspen Series
 Balanced Portfolio........  15.51
Janus Aspen Series
 Enterprise Portfolio......  11.04
Janus Aspen Series Forty
 Portfolio.................  10.56
Janus Aspen Series Forty
 Portfolio.................  16.70
Janus Aspen Series
 Overseas Portfolio........  20.11
Janus Aspen Series
 Overseas Portfolio........  26.37
Janus Aspen Series Perkins
 Mid Cap Value
 Portfolio.................  15.34
Janus Aspen Series Global
 Research Portfolio........   7.63
Lazard Retirement
 Emerging Markets
 Equity Portfolio(b).......     --
MFS(R) International Value
 Portfolio(b)..............     --
MFS(R) Investors Growth
 Stock Series(b)...........     --
MFS(R) Investors Trust
 Series(b).................     --
MFS(R) Utilities Series....  26.30
Multimanager Aggressive
 Equity....................  74.30
Multimanager Core
 Bond......................  11.44

                                    FSA-107

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                           AT DECEMBER 31,
                                         -----------------------------------------------------------------------------------
                                                                             UNIT VALUE
                                                                          LOWEST TO HIGHEST
                                         -----------------------------------------------------------------------------------
                          SHARE CLASS+         2013              2012              2011              2010             2009
                          ------------   ----------------  ----------------  ----------------  ----------------  ---------------
Multimanager Core
 Bond.................... CLASS B                  $168.02           $172.07           $163.14           $154.18          $145.18
Multimanager
 International Equity.... CLASS B                   221.04            187.08            158.89            193.73           181.13
Multimanager Large Cap
 Core Equity............. CLASS B                   219.33            163.36            142.67            153.99           138.05
Multimanager Large Cap
 Value................... CLASS A                    11.95              9.04              7.82              8.26             7.28
Multimanager Large Cap
 Value................... CLASS B                   242.62            183.60            158.87            168.15           148.60
Multimanager Mid Cap
 Growth.................. CLASS B                   306.77            218.86            189.57            205.79           162.19
Multimanager Mid Cap
 Value................... CLASS B                   232.36            171.37            149.25            172.21           137.87
Multimanager Multi-
 Sector Bond............. CLASS A                    14.30             14.50             13.81             13.16            12.35
Multimanager Multi-
 Sector Bond............. CLASS B                   135.49            136.68            129.77            123.50           115.82
Multimanager Small Cap
 Growth.................. CLASS B        16.53 to    18.89 11.27 to    12.79 10.19 to    11.48 12.18 to    13.62 9.61 to    10.67
Multimanager Small Cap
 Value................... CLASS B                   307.45            215.42            184.48            202.76           162.86
Multimanager
 Technology.............. CLASS B                   314.29            231.80            204.36            214.70           182.41
Mutual Shares Securities
 Fund(b)................. CLASS 2                   149.35            116.44            101.93            103.00               --
Oppenheimer Global
 Fund/VA................. SERVICE CLASS              27.99             22.12             18.35             20.14            17.46
PIMCO
 CommodityRealReturn(R)
 Strategy Portfolio(b)... ADVISOR CLASS             102.96            120.72            114.84            124.21               --
PIMCO Global Bond         ADMINISTRATIVE
 Portfolio (Unhedged).... CLASS                      21.38             23.44             21.99             20.52            18.44
PIMCO Real Return
 Portfolio(b)............ ADVISOR CLASS             115.58            127.44            117.29            105.13               --
PIMCO Total Return
 Portfolio(b)............ ADVISOR CLASS             116.15            118.59            108.31            104.64               --
T. Rowe Price Equity
 Income Portfolio -
 II(b)................... CLASS II                  153.66            118.74            101.56            102.60               --
Templeton Developing
 Markets Securities
 Fund(b)................. CLASS 2                   107.20            108.20             95.62            113.63               --
Templeton Global Bond
 Securities Fund(b)...... CLASS 2                   121.91            119.95            104.25            105.16               --
Templeton Growth
 Securities Fund(b)...... CLASS 2                   153.79            117.56             97.10            104.38               --
UIF Emerging Markets
 Debt Portfolio.......... CLASS I                    26.92             29.50             25.01             23.37            21.29
Van Eck VIP Emerging
 Markets Fund............ INITIAL CLASS              26.04             23.24             17.91             24.11            19.01

                                    FSA-108

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                             AT DECEMBER 31,
                                        ---------------------------------------------------------
                                                               UNIT VALUE
                                                            LOWEST TO HIGHEST
                                        ---------------------------------------------------------
                         SHARE CLASS+      2013            2012            2011           2010            2009
                         ------------   -----------     -----------     ----------     -----------     ----------
Van Eck VIP Global Hard
 Assets Fund............ CLASS S SHARES         $110.99         $100.63         $97.60         $117.15         $   --
Van Eck VIP Global Hard
 Assets Fund............ INITIAL CLASS            50.10           45.33          43.84           52.47          40.60
Van Eck VIP
 Unconstrained
 Emerging Markets
 Bond Fund.............. INITIAL CLASS            21.26           23.43          22.19           20.52          19.33

                                                                                        AT DECEMBER 31,
                                                                            ---------------------------------------
                                                                                      NET ASSETS (000'S)
                                                                            ---------------------------------------
                                                                             2013    2012    2011    2010    2009
                                                                            ------- ------- ------- ------- -------
All Asset Aggressive-Alt 25(e)............................................. $    58 $    -- $    -- $    -- $    --
All Asset Growth-Alt 20....................................................  66,813  62,595  61,550  70,737  68,155
All Asset Moderate Growth-Alt 15(e)........................................     181      --      --      --      --
American Century VP Mid Cap Value Fund(b)..................................     665     288     137      25      --
American Funds Insurance Series(R) Global Small Capitalization Fund/sm/(e).      25      --      --      --      --
American Funds Insurance Series(R) New World Fund(R)(e)....................      23      --      --      --      --
AXA Aggressive Allocation..................................................  27,008  20,937  17,441  17,566  13,231
AXA Balanced Strategy(a)...................................................  15,362   9,328   5,674   2,560     248
AXA Conservative Allocation................................................   3,559   3,147   2,885   2,497   2,091
AXA Conservative Growth Strategy(a)........................................   4,057   2,727   1,672     788      30
AXA Conservative-Plus Allocation...........................................   7,204   6,706   5,711   5,286   3,638
AXA Conservative Strategy(a)...............................................   1,717   1,510     861     539      58
AXA Growth Strategy(a).....................................................  15,916   9,865   5,766   2,591     301
AXA Moderate Allocation....................................................  38,591  33,384  29,636  27,881  20,681
AXA Moderate Growth Strategy(a)............................................  39,495  24,929  15,787   7,436     646
AXA Moderate-Plus Allocation...............................................  83,470  67,940  58,954  57,417  44,094
AXA Tactical Manager 400(b)................................................     320     112      64      60      --
AXA Tactical Manager 500(b)................................................     385     160      50      31      --
AXA Tactical Manager 2000(b)...............................................     266     120      50      28      --
AXA Tactical Manager International(b)......................................     223     144      81      33      --
Dreyfus Stock Index Fund, Inc..............................................  37,730  35,815  21,161  24,281  34,285
EQ/AllianceBernstein Small Cap Growth......................................   3,816   2,667   2,058   2,040   1,320
EQ/BlackRock Basic Value Equity............................................   7,573   5,040   3,748   3,293   1,998
EQ/Boston Advisors Equity Income...........................................  17,905  15,819  15,630  16,769  15,939
EQ/Calvert Socially Responsible............................................   1,746   1,456   1,341   1,385   1,403
EQ/Capital Guardian Research...............................................   5,552   4,439   3,839   3,936   3,779
EQ/Common Stock Index......................................................   9,110   5,605   4,388   3,629   2,528
EQ/Core Bond Index.........................................................  27,438  35,231  35,516  36,766  36,859
EQ/Equity 500 Index........................................................  11,767   6,490   4,545   3,647   2,441
EQ/Equity Growth PLUS......................................................  11,587   9,613   9,265  10,655   9,741
EQ/GAMCO Mergers and Acquisitions..........................................   1,170     966     806     608     316
EQ/GAMCO Small Company Value...............................................  96,555  75,343  67,675  76,969  64,123
EQ/Global Bond PLUS........................................................   1,562   1,429   1,274   1,046     752
EQ/Global Multi-Sector Equity..............................................   8,007   6,384   5,194   5,699   4,464
EQ/Intermediate Government Bond............................................  13,578  15,056  16,126  16,654   8,368
EQ/International Core PLUS.................................................   1,482   1,168     826     779     552
EQ/International Equity Index..............................................   7,526   3,914   2,932   3,107   2,977
EQ/International Value PLUS................................................   4,472   3,838   4,700   5,520   4,619

                                    FSA-109

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                    AT DECEMBER 31,
                                                        ---------------------------------------
                                                                  NET ASSETS (000'S)
                                                        ---------------------------------------
                                                         2013    2012    2011    2010    2009
                                                        ------- ------- ------- ------- -------
EQ/Invesco Comstock.................................... $ 1,581 $   876 $   658 $   581 $   192
EQ/JPMorgan Value Opportunities........................     923     615     492     449     258
EQ/Large Cap Core PLUS.................................   1,620     489     327     315      53
EQ/Large Cap Growth Index..............................   2,037   1,391   1,020     880     568
EQ/Large Cap Growth PLUS...............................   2,095   1,509   1,224     586     397
EQ/Large Cap Value Index(d)............................   9,038   7,128   6,468     330     199
EQ/Large Cap Value PLUS................................   5,071   3,936   7,159   7,871   6,949
EQ/Lord Abbett Large Cap Core..........................   1,046     698     539     446     259
EQ/MFS International Growth............................  19,738  18,802  14,430  17,185  17,016
EQ/Mid Cap Index.......................................   7,621   5,612   4,621   4,645   3,673
EQ/Mid Cap Value PLUS..................................  15,212  12,313  11,904  13,903  12,238
EQ/Money Market........................................  17,620  22,648  17,209  18,744  23,763
EQ/Montag & Caldwell Growth............................  52,058  44,546  46,158  49,095  49,539
EQ/Morgan Stanley Mid Cap Growth.......................  15,353  11,750   9,934  11,000   8,519
EQ/PIMCO Ultra Short Bond..............................   6,435   6,314   6,147   6,081   6,077
EQ/Quality Bond PLUS...................................   7,470   8,432   8,992   9,613  10,401
EQ/Small Company Index.................................   7,019   5,801   7,005   7,530   5,965
EQ/T. Rowe Price Growth Stock..........................  48,058  38,285  34,882  38,615  36,231
EQ/UBS Growth & Income.................................  17,554  14,183  13,740  15,479  14,919
EQ/Wells Fargo Omega Growth............................   4,791   2,565   1,630   1,041     252
Fidelity(R) VIP Asset Manager Portfolio................      10       8       7       6      99
Fidelity(R) VIP Contrafund(R) Portfolio................  28,090  24,375  23,537  26,505  24,927
Fidelity(R) VIP Growth & Income Portfolio..............   1,143     731     577     508     349
Fidelity(R) VIP Mid Cap Portfolio(b)...................   1,240     408     214      78      --
Franklin Income Securities Fund........................   7,724   7,257   6,603   7,296   6,792
Franklin Rising Dividends Securities Fund..............   4,035   1,914   1,012     737     512
Franklin Small Cap Value Securities Fund(b)............     210     126      51      26      --
Franklin Strategic Income Securities Fund(b)...........   1,650     777     320      85      --
Goldman Sachs VIT Mid Cap Value Fund(b)................     499     224     134      54      --
Invesco V.I. Diversified Dividend Fund(c)..............   2,752   2,950     177      --      --
Invesco V.I. Global Core Equity Fund...................     557     438     445     553     513
Invesco V.I. Global Health Care Fund...................     956     772     680     654     648
Invesco V.I. Global Real Estate Fund(b)................   1,427     792     277      80      --
Invesco V.I. International Growth Fund(b)..............   1,002     507     215      69      --
Invesco V.I. Mid Cap Core Equity Fund(b)...............     269     139      54      19      --
Invesco V.I. Small Cap Equity Fund(b)..................     238     129      61      12      --
Invesco V.I. Technology Fund...........................     355     276     244     277     181
IVY Funds VIP Energy(b)................................   1,091     635     363     106      --
IVY Funds VIP High Income(e)...........................     591      --      --      --      --
IVY Funds VIP Mid Cap Growth(b)........................   1,303     709     339     141      --
IVY Funds VIP Science and Technology(e)................     321      --      --      --      --
IVY Funds VIP Small Cap Growth(b)......................     561     205     104      37      --
Janus Aspen Series Balanced Portfolio..................   9,122   8,582   7,972   8,807   8,782
Janus Aspen Series Enterprise Portfolio................  13,604  11,615  12,321  13,557  12,019
Janus Aspen Series Forty Portfolio.....................  15,443  13,848  15,177  17,601  18,028
Janus Aspen Series Global Research Portfolio...........  11,194   9,797   8,977  11,487  11,037
Janus Aspen Series Overseas Portfolio..................   4,409   4,255   5,821   9,440   7,966
Janus Aspen Series Perkins Mid Cap Value Portfolio.....   2,525   2,288   1,269   1,450   1,375
Lazard Retirement Emerging Markets Equity Portfolio(b).   2,870   1,938     915     354      --
MFS(R) International Value Portfolio(b)................   2,554     847     394     168      --
MFS(R) Investors Growth Stock Series(b)................     122      68      20       3      --

                                    FSA-110

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                  AT DECEMBER 31,
                                                      ---------------------------------------
                                                                NET ASSETS (000'S)
                                                      ---------------------------------------
                                                       2013    2012    2011    2010    2009
                                                      ------- ------- ------- ------- -------
MFS(R) Investors Trust Series(b)..................... $    71 $    38 $    16 $     1 $    --
MFS(R) Utilities Series..............................   1,744   1,596   1,458   1,506   1,521
Multimanager Aggressive Equity.......................   2,757   1,772   1,446   1,447     560
Multimanager Core Bond...............................  12,167  10,734   8,913   8,603   7,901
Multimanager International Equity....................   2,205   1,439   1,088   1,213     836
Multimanager Large Cap Core Equity...................     410     290     245     238     101
Multimanager Large Cap Value.........................   1,786   1,333   4,813   5,237   4,589
Multimanager Mid Cap Growth..........................     899     600     453     426     264
Multimanager Mid Cap Value...........................   1,651   1,173     960   1,014     499
Multimanager Multi-Sector Bond.......................   2,823   2,729   2,516   2,308   1,970
Multimanager Small Cap Growth........................  14,967  10,843  10,478  13,400  11,393
Multimanager Small Cap Value.........................   1,048     572     462     492     293
Multimanager Technology..............................   2,841   1,848   1,311   1,162     692
Mutual Shares Securities Fund(b).....................     247     174     116      58      --
Oppenheimer Global Fund/VA...........................   2,487   2,123   1,778   2,022   1,776
PIMCO CommodityRealReturn(R) Strategy Portfolio(b)...     793     573     285     111      --
PIMCO Global Bond Portfolio (Unhedged)...............   3,239   4,020   3,699   3,590   3,188
PIMCO Real Return Portfolio(b).......................   2,001   1,618     643     266      --
PIMCO Total Return Portfolio(b)......................   4,178   2,719   1,605     953      --
T. Rowe Price Equity Income Portfolio - II(b)........     582     284     130      16      --
Templeton Developing Markets Securities Fund(b)......  16,492  16,686  14,671     169      --
Templeton Global Bond Securities Fund(b).............  19,552  18,191  15,251     420      --
Templeton Growth Securities Fund(b)..................     349      89      25      13      --
UIF Emerging Markets Debt Portfolio..................     171     209     163     161     283
Van Eck VIP Emerging Markets Fund....................   1,564   1,548   1,522   2,152   1,891
Van Eck VIP Global Hard Assets Fund..................   2,290   2,346     762     667     481
Van Eck VIP Unconstrained Emerging Markets Bond Fund.     871   1,108     220     250     115

                                                                AT DECEMBER 31,
                                                         ----------------------------
                                                                  INVESTMENT
                                                                 INCOME RATIO*
                                                         ----------------------------
                                                         2013  2012  2011  2010  2009
                                                         ----  ----  ----  ----  ----
All Asset Aggressive-Alt 25(e).......................... 2.27%   --%   --%   --%   --%
All Asset Growth-Alt 20................................. 1.35  1.50  1.37  1.43  2.05
All Asset Moderate Growth-Alt 15(e)..................... 3.42    --    --    --    --
American Century VP Mid Cap Value Fund(b)............... 1.13  1.98  1.41  2.68    --
American Funds Insurance Series(R) Global Small
 Capitalization Fund/sm/(e).............................   --    --    --    --    --
American Funds Insurance Series(R) New World Fund(R)(e). 2.83    --    --    --    --
AXA Aggressive Allocation............................... 2.57  0.91  1.34  1.71  1.17
AXA Balanced Strategy(a)................................ 2.26  0.88  1.57  2.26  3.76
AXA Conservative Allocation............................. 0.99  0.86  1.76  2.52  3.00
AXA Conservative Growth Strategy(a)..................... 1.80  0.91  1.66  2.55  4.43
AXA Conservative-Plus Allocation........................ 1.41  0.86  1.60  2.31  2.56
AXA Conservative Strategy(a)............................ 1.09  0.99  1.65  2.91  5.07
AXA Growth Strategy(a).................................. 2.92  0.90  1.54  1.98  2.55
AXA Moderate Allocation................................. 1.67  0.81  1.59  2.30  1.81
AXA Moderate Growth Strategy(a)......................... 2.52  0.84  1.42  1.94  2.68
AXA Moderate-Plus Allocation............................ 2.19  0.83  1.49  1.87  1.61
AXA Tactical Manager 400(b)............................. 0.21  0.26  0.03    --    --
AXA Tactical Manager 500(b)............................. 0.62  0.91  0.52  1.04    --

                                    FSA-111

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                      AT DECEMBER 31,
                                              ------------------------------
                                                        INVESTMENT
                                                       INCOME RATIO*
                                              ------------------------------
                                              2013  2012  2011   2010   2009
                                              ----  ----  ----  -----  -----
AXA Tactical Manager 2000(b)................. 0.14% 0.45% 0.03%  0.13%    --%
AXA Tactical Manager International(b)........   --  0.75  2.03   2.41     --
Dreyfus Stock Index Fund, Inc................ 1.81  2.12  1.82   1.65   2.09
EQ/AllianceBernstein Small Cap Growth........ 0.05  0.24    --   0.02   0.09
EQ/BlackRock Basic Value Equity.............. 1.71  1.73  1.34   1.54   2.97
EQ/Boston Advisors Equity Income............. 1.99  1.82  1.95   2.45   2.50
EQ/Calvert Socially Responsible.............. 0.75  0.99  0.56   0.05   0.49
EQ/Capital Guardian Research................. 1.48  0.94  0.95   1.03   1.51
EQ/Common Stock Index........................ 1.47  1.68  1.39   1.41   2.07
EQ/Core Bond Index........................... 1.09  1.44  2.08   2.37   5.87
EQ/Equity 500 Index.......................... 1.67  1.91  1.68   1.53   2.20
EQ/Equity Growth PLUS........................ 0.48  0.62  0.27   0.29   0.88
EQ/GAMCO Mergers and Acquisitions............ 0.44    --  0.20     --     --
EQ/GAMCO Small Company Value................. 0.27  1.26  0.07   0.34   0.41
EQ/Global Bond PLUS.......................... 0.01  1.50  3.54   2.95   0.82
EQ/Global Multi-Sector Equity................ 0.86  1.50  1.87   1.27   1.50
EQ/Intermediate Government Bond.............. 0.21  0.24  0.63   1.84   4.32
EQ/International Core PLUS................... 0.92  1.63  3.08   1.97   4.04
EQ/International Equity Index................ 2.38  3.31  3.03   2.38   2.46
EQ/International Value PLUS.................. 1.13  1.52  2.16   1.00   1.90
EQ/Invesco Comstock.......................... 4.73  1.39  1.52   1.87   1.74
EQ/JPMorgan Value Opportunities.............. 2.23  1.04  1.15   1.64   1.81
EQ/Large Cap Core PLUS....................... 0.54  1.22  1.10   2.03   5.05
EQ/Large Cap Growth Index.................... 1.03  1.35  0.96   1.09   2.62
EQ/Large Cap Growth PLUS..................... 0.18  0.61  0.55   0.41   1.52
EQ/Large Cap Value Index(d).................. 1.52  2.00  1.71   1.77  11.22
EQ/Large Cap Value PLUS...................... 1.08  1.04  1.29   1.36   2.19
EQ/Lord Abbett Large Cap Core................ 2.31  1.23  0.84   0.44   0.83
EQ/MFS International Growth.................. 0.92  1.05  0.64   0.85   1.14
EQ/Mid Cap Index............................. 0.80  1.03  0.78   0.95   1.37
EQ/Mid Cap Value PLUS........................ 0.51  1.19  1.05   1.25   1.25
EQ/Money Market..............................   --    --  0.01   0.07   0.22
EQ/Montag & Caldwell Growth.................. 0.82  0.82  0.50   0.56   0.39
EQ/Morgan Stanley Mid Cap Growth.............   --  0.50  0.25   0.35     --
EQ/PIMCO Ultra Short Bond.................... 0.75  0.57  0.58   0.40   1.14
EQ/Quality Bond PLUS......................... 0.35  0.61  2.35  10.24   8.56
EQ/Small Company Index....................... 1.03  1.28  0.86   1.24   1.53
EQ/T. Rowe Price Growth Stock................   --    --    --     --     --
EQ/UBS Growth & Income....................... 0.96  0.84  0.75   0.72   0.83
EQ/Wells Fargo Omega Growth..................   --  0.02    --   0.01   0.26
Fidelity(R) VIP Asset Manager Portfolio...... 1.64  1.60  2.23   0.25   2.62
Fidelity(R) VIP Contrafund(R) Portfolio...... 0.98  1.23  0.92   1.00   1.18
Fidelity(R) VIP Growth & Income Portfolio.... 2.10  2.38  1.98   0.87   1.04
Fidelity(R) VIP Mid Cap Portfolio(b)......... 0.40  0.51  0.03   0.34     --
Franklin Income Securities Fund.............. 6.36  6.41  5.77   6.69   8.57
Franklin Rising Dividends Securities Fund.... 1.53  1.62  1.45   1.55   1.44
Franklin Small Cap Value Securities Fund(b).. 1.26  0.82  0.58   0.06     --
Franklin Strategic Income Securities Fund(b). 5.65  6.66  5.30   0.01     --
Goldman Sachs VIT Mid Cap Value Fund(b)...... 0.74  1.18  0.79   0.76     --
Invesco V.I. Diversified Dividend Fund(c).... 2.30  4.10    --     --     --
Invesco V.I. Global Core Equity Fund......... 2.04  2.51  3.40   1.92   4.56

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                AT DECEMBER 31,
                                                        ------------------------------
                                                                  INVESTMENT
                                                                 INCOME RATIO*
                                                        ------------------------------
                                                        2013  2012   2011   2010  2009
                                                        ----  ----  -----  -----  ----
Invesco V.I. Global Health Care Fund................... 0.68%   --%    --%    --% 0.36%
Invesco V.I. Global Real Estate Fund(b)................ 4.38  0.54   5.11   6.86    --
Invesco V.I. International Growth Fund(b).............. 1.23  1.56   0.82   1.46    --
Invesco V.I. Mid Cap Core Equity Fund(b)............... 0.55    --   0.13   0.34    --
Invesco V.I. Small Cap Equity Fund(b)..................   --    --     --     --    --
Invesco V.I. Technology Fund...........................   --    --   0.18     --    --
IVY Funds VIP Energy(b)................................   --    --     --     --    --
IVY Funds VIP High Income(e)...........................   --    --     --     --    --
IVY Funds VIP Mid Cap Growth(b)........................   --    --   3.17     --    --
IVY Funds VIP Science and Technology(e)................   --    --     --     --    --
IVY Funds VIP Small Cap Growth(b)......................   --    --   0.73     --    --
Janus Aspen Series Balanced Portfolio.................. 1.52  2.84   2.41   2.81  3.06
Janus Aspen Series Enterprise Portfolio................ 0.51    --     --   0.07    --
Janus Aspen Series Forty Portfolio..................... 0.69  0.67   0.36   0.34  0.04
Janus Aspen Series Overseas Portfolio.................. 3.05  0.64   0.41   0.60  0.48
Janus Aspen Series Perkins Mid Cap Value Portfolio..... 1.11  0.87   0.58   0.49  0.33
Janus Aspen Series Global Research Portfolio........... 1.20  0.87   0.58   0.61  1.44
Lazard Retirement Emerging Markets Equity Portfolio(b). 1.64  2.04   2.82   3.04    --
MFS(R) International Value Portfolio(b)................ 1.54  1.52   1.19     --    --
MFS(R) Investors Growth Stock Series(b)................ 0.45  0.26   0.35     --    --
MFS(R) Investors Trust Series(b)....................... 1.05  0.83   1.31     --    --
MFS(R) Utilities Series................................ 2.30  6.81   3.10   3.16  4.81
Multimanager Aggressive Equity......................... 0.13  0.25     --   0.64  0.21
Multimanager Core Bond................................. 1.54  2.07   2.77   3.01  3.66
Multimanager International Equity...................... 1.28  1.54   1.73   3.38  1.91
Multimanager Large Cap Core Equity..................... 0.68  0.62   0.34   0.42  1.71
Multimanager Large Cap Value........................... 1.56  0.47   1.19   1.13  1.70
Multimanager Mid Cap Growth............................   --    --     --     --    --
Multimanager Mid Cap Value............................. 0.38  0.40   0.02   1.00  3.24
Multimanager Multi-Sector Bond......................... 3.70  2.37   4.09   2.81  4.82
Multimanager Small Cap Growth..........................   --    --     --     --    --
Multimanager Small Cap Value........................... 0.59  0.61   0.07   0.17  1.20
Multimanager Technology................................   --    --     --     --    --
Mutual Shares Securities Fund(b)....................... 2.12  2.16   2.56   0.44    --
Oppenheimer Global Fund/VA............................. 1.17  1.92   1.04   1.20  1.92
PIMCO CommodityRealReturn(R) Strategy Portfolio(b)..... 1.49  2.52  14.04  11.32    --
PIMCO Global Bond Portfolio (Unhedged)................. 1.06  1.62   2.56   4.56  2.89
PIMCO Real Return Portfolio(b)......................... 1.89  0.93   1.80   2.88    --
PIMCO Total Return Portfolio(b)........................ 2.15  2.47   2.55   5.85    --
T. Rowe Price Equity Income Portfolio - II(b).......... 1.36  2.05   2.03   1.64    --
Templeton Developing Markets Securities Fund(b)........ 1.95  1.38   0.07   0.02    --
Templeton Global Bond Securities Fund(b)............... 4.71  6.34   1.13   0.01    --
Templeton Growth Securities Fund(b).................... 2.78  1.83   1.59     --    --
UIF Emerging Markets Debt Portfolio.................... 4.01    --   3.41   3.63  6.96
Van Eck VIP Emerging Markets Fund...................... 1.43    --   1.04   3.14  0.15
Van Eck VIP Global Hard Assets Fund.................... 0.57  0.92   0.99   0.41  0.28
Van Eck VIP Unconstrained Emerging Markets Bond Fund... 2.03  0.81   8.27   0.60  4.11

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)


                                                                                           AT DECEMBER 31,
                                                                ----------------------------------------------------------------
                                                                                           EXPENSE RATIO**
                                                                                          LOWEST TO HIGHEST
                                                                ----------------------------------------------------------------
                                                 SHARE CLASS+       2013           2012           2011           2010
                                                 ------------   ------------   ------------   ------------   ------------   ----
All Asset Aggressive-Alt 25(e).................. CLASS B                 0.00%            --%            --%            --%
All Asset Growth-Alt 20......................... CLASS B        0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
All Asset Moderate Growth-Alt 15(e)............. CLASS B                 0.00             --             --             --
American Century VP Mid Cap Value Fund(b)....... CLASS II                0.00           0.00           0.00           0.00
American Funds Insurance Series(R) Global Small
 Capitalization Fund/sm/(e)..................... CLASS 4                 0.00             --             --             --
American Funds Insurance Series(R) New World
 Fund(R)(e)..................................... CLASS 4                 0.00             --             --             --
AXA Aggressive Allocation....................... CLASS A                 0.00           0.00           0.00           0.00
AXA Aggressive Allocation....................... CLASS B        0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
AXA Balanced Strategy(a)........................ CLASS B                 0.00           0.00           0.00           0.00
AXA Conservative Allocation..................... CLASS A                 0.00           0.00           0.00           0.00
AXA Conservative Allocation..................... CLASS B        0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
AXA Conservative Growth Strategy(a)............. CLASS B                 0.00           0.00           0.00           0.00
AXA Conservative-Plus Allocation................ CLASS A                 0.00           0.00           0.00           0.00
AXA Conservative-Plus Allocation................ CLASS B        0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
AXA Conservative Strategy(a).................... CLASS B                 0.00           0.00           0.00           0.00
AXA Growth Strategy(a).......................... CLASS B                 0.00           0.00           0.00           0.00
AXA Moderate Allocation......................... CLASS A                 0.00           0.00           0.00           0.00
AXA Moderate Allocation......................... CLASS B        0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
AXA Moderate Growth Strategy(a)................. CLASS B                 0.00           0.00           0.00           0.00
AXA Moderate-Plus Allocation.................... CLASS A                 0.00           0.00           0.00           0.00
AXA Moderate-Plus Allocation.................... CLASS B        0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
AXA Tactical Manager 400(b)..................... CLASS B                 0.00           0.00           0.00           0.00
AXA Tactical Manager 500(b)..................... CLASS B                 0.00           0.00           0.00           0.00
AXA Tactical Manager 2000(b).................... CLASS B                 0.00           0.00           0.00           0.00
AXA Tactical Manager International(b)........... CLASS B                 0.00           0.00           0.00           0.00
Dreyfus Stock Index Fund, Inc................... INITIAL SHARES 0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
EQ/AllianceBernstein Small Cap Growth........... CLASS A        0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00
EQ/AllianceBernstein Small Cap Growth........... CLASS B                 0.00           0.00           0.00           0.00
EQ/BlackRock Basic Value Equity................. CLASS B        0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00
EQ/Boston Advisors Equity Income................ CLASS A        0.00 to  0.60  0.00 to  0.60  0.00 to  0.60  0.00 to  0.60  0.00
EQ/Boston Advisors Equity Income................ CLASS B        0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
EQ/Calvert Socially Responsible................. CLASS A        0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
EQ/Calvert Socially Responsible................. CLASS B        0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00
EQ/Capital Guardian Research.................... CLASS A        0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
EQ/Capital Guardian Research.................... CLASS B                 0.00           0.00           0.00           0.00
EQ/Common Stock Index........................... CLASS A                 0.00           0.00           0.00           0.00
EQ/Common Stock Index........................... CLASS B                 0.00           0.00           0.00           0.00
EQ/Core Bond Index.............................. CLASS A        0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
EQ/Core Bond Index.............................. CLASS B                 0.00           0.00           0.00           0.00
EQ/Equity 500 Index............................. CLASS B                 0.00           0.00           0.00           0.00
EQ/Equity Growth PLUS........................... CLASS B        0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
EQ/GAMCO Mergers and Acquisitions............... CLASS B                 0.00           0.00           0.00           0.00
EQ/GAMCO Small Company Value.................... CLASS B        0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
EQ/Global Bond PLUS............................. CLASS B                 0.00           0.00           0.00           0.00
EQ/Global Multi-Sector Equity................... CLASS A                 0.35           0.35           0.35           0.35
EQ/Global Multi-Sector Equity................... CLASS B                 0.00           0.00           0.00           0.00
EQ/Intermediate Government Bond................. CLASS A        0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
EQ/Intermediate Government Bond................. CLASS B                 0.00           0.00           0.00           0.00
EQ/International Core PLUS...................... CLASS B                 0.00           0.00           0.00           0.00

                                                 ----


                                                 ----
                                                 2009
                                                 --------
All Asset Aggressive-Alt 25(e)..................       --%
All Asset Growth-Alt 20......................... to  0.75
All Asset Moderate Growth-Alt 15(e).............       --
American Century VP Mid Cap Value Fund(b).......       --
American Funds Insurance Series(R) Global Small
 Capitalization Fund/sm/(e).....................       --
American Funds Insurance Series(R) New World
 Fund(R)(e).....................................       --
AXA Aggressive Allocation.......................     0.00
AXA Aggressive Allocation....................... to  0.75
AXA Balanced Strategy(a)........................     0.00
AXA Conservative Allocation.....................     0.00
AXA Conservative Allocation..................... to  0.75
AXA Conservative Growth Strategy(a).............     0.00
AXA Conservative-Plus Allocation................     0.00
AXA Conservative-Plus Allocation................ to  0.75
AXA Conservative Strategy(a)....................     0.00
AXA Growth Strategy(a)..........................     0.00
AXA Moderate Allocation.........................     0.00
AXA Moderate Allocation......................... to  0.75
AXA Moderate Growth Strategy(a).................     0.00
AXA Moderate-Plus Allocation....................     0.00
AXA Moderate-Plus Allocation.................... to  0.75
AXA Tactical Manager 400(b).....................       --
AXA Tactical Manager 500(b).....................       --
AXA Tactical Manager 2000(b)....................       --
AXA Tactical Manager International(b)...........       --
Dreyfus Stock Index Fund, Inc................... to  0.75
EQ/AllianceBernstein Small Cap Growth........... to  0.35
EQ/AllianceBernstein Small Cap Growth...........     0.00
EQ/BlackRock Basic Value Equity................. to  0.35
EQ/Boston Advisors Equity Income................ to  0.60
EQ/Boston Advisors Equity Income................ to  0.75
EQ/Calvert Socially Responsible................. to  0.75
EQ/Calvert Socially Responsible................. to  0.35
EQ/Capital Guardian Research.................... to  0.75
EQ/Capital Guardian Research....................     0.00
EQ/Common Stock Index...........................     0.00
EQ/Common Stock Index...........................     0.00
EQ/Core Bond Index.............................. to  0.75
EQ/Core Bond Index..............................     0.00
EQ/Equity 500 Index.............................     0.00
EQ/Equity Growth PLUS........................... to  0.75
EQ/GAMCO Mergers and Acquisitions...............     0.00
EQ/GAMCO Small Company Value.................... to  0.75
EQ/Global Bond PLUS.............................     0.00
EQ/Global Multi-Sector Equity...................     0.35
EQ/Global Multi-Sector Equity...................     0.00
EQ/Intermediate Government Bond................. to  0.75
EQ/Intermediate Government Bond.................     0.00
EQ/International Core PLUS......................     0.00

                                    FSA-114

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                                         AT DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                                         EXPENSE RATIO**
                                                                                        LOWEST TO HIGHEST
                                                              ----------------------------------------------------------------
                                              SHARE CLASS+        2013           2012           2011           2010
                                              ------------    ------------   ------------   ------------   ------------   ----
EQ/International Equity Index................ CLASS A                  0.00%          0.00%          0.00%          0.00%
EQ/International Equity Index................ CLASS B                  0.00           0.00           0.00           0.00
EQ/International Value PLUS.................. CLASS A                  0.00           0.00           0.00           0.00
EQ/International Value PLUS.................. CLASS B                  0.00           0.00           0.00           0.00
EQ/Invesco Comstock.......................... CLASS B                  0.00           0.00           0.00           0.00
EQ/JPMorgan Value Opportunities.............. CLASS A                  0.00           0.00           0.00           0.00
EQ/JPMorgan Value Opportunities.............. CLASS B                  0.00           0.00           0.00           0.00
EQ/Large Cap Core PLUS....................... CLASS B                  0.00           0.00           0.00           0.00
EQ/Large Cap Growth Index.................... CLASS B                  0.00           0.00           0.00           0.00
EQ/Large Cap Growth PLUS..................... CLASS A                  0.00           0.00           0.00             --
EQ/Large Cap Growth PLUS..................... CLASS B                  0.00           0.00           0.00           0.00
EQ/Large Cap Value Index(d).................. CLASS A                  0.35           0.35           0.35             --
EQ/Large Cap Value Index(d).................. CLASS B                  0.00           0.00           0.00           0.00
EQ/Large Cap Value PLUS...................... CLASS A         0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00
EQ/Large Cap Value PLUS...................... CLASS B                  0.00           0.00           0.00           0.00
EQ/Lord Abbett Large Cap Core................ CLASS B                  0.00           0.00           0.00           0.00
EQ/MFS International Growth.................. CLASS B         0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
EQ/Mid Cap Index............................. CLASS A                  0.35           0.35           0.35           0.35
EQ/Mid Cap Index............................. CLASS B                  0.00           0.00           0.00           0.00
EQ/Mid Cap Value PLUS........................ CLASS A         0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00
EQ/Mid Cap Value PLUS........................ CLASS B                  0.00           0.00           0.00           0.00
EQ/Money Market.............................. CLASS A         0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
EQ/Money Market.............................. CLASS B                  0.00           0.00           0.00           0.00
EQ/Montag & Caldwell Growth.................. CLASS B         0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
EQ/Morgan Stanley Mid Cap Growth............. CLASS A         0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00
EQ/Morgan Stanley Mid Cap Growth............. CLASS B                  0.00           0.00           0.00           0.00
EQ/PIMCO Ultra Short Bond.................... CLASS A                  0.00           0.00           0.00           0.00
EQ/PIMCO Ultra Short Bond.................... CLASS B         0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00
EQ/Quality Bond PLUS......................... CLASS A                  0.00           0.00           0.00           0.00
EQ/Quality Bond PLUS......................... CLASS B         0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75
EQ/Small Company Index....................... CLASS A         0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00
EQ/Small Company Index....................... CLASS B                  0.00           0.00           0.00           0.00
EQ/T. Rowe Price Growth Stock................ CLASS B         0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
EQ/UBS Growth & Income....................... CLASS B         0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00
EQ/Wells Fargo Omega Growth.................. CLASS B                  0.00           0.00           0.00           0.00
Fidelity(R) VIP Asset Manager Portfolio...... INITIAL CLASS            0.00           0.00           0.00           0.00
Fidelity(R) VIP Contrafund(R) Portfolio...... INITIAL CLASS            0.00           0.00           0.00           0.00
Fidelity(R) VIP Contrafund(R) Portfolio...... SERVICE CLASS   0.35 to  0.75  0.35 to  0.75  0.35 to  0.75  0.35 to  0.75  0.35
Fidelity(R) VIP Contrafund(R) Portfolio...... SERVICE CLASS 2          0.00           0.00           0.00           0.00
Fidelity(R) VIP Growth & Income Portfolio.... INITIAL CLASS            0.00           0.00           0.00           0.00
Fidelity(R) VIP Growth & Income Portfolio.... SERVICE CLASS 2          0.00           0.00           0.00           0.00
Fidelity(R) VIP Mid Cap Portfolio(b)......... SERVICE CLASS 2          0.00           0.00           0.00           0.00
Franklin Income Securities Fund.............. CLASS 2         0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00
Franklin Rising Dividends Securities Fund.... CLASS 2         0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00 to  0.35
Franklin Small Cap Value Securities Fund(b).. CLASS 2                  0.00           0.00           0.00           0.00
Franklin Strategic Income Securities Fund(b). CLASS 2                  0.00           0.00           0.00           0.00
Goldman Sachs VIT Mid Cap Value Fund(b)...... SERVICE SHARES           0.00           0.00           0.00           0.00
Invesco V.I. Diversified Dividend Fund(c).... SERIES I        0.00 to  0.35  0.00 to  0.35  0.00 to  0.35             --
Invesco V.I. Global Core Equity Fund......... SERIES I        0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00
Invesco V.I. Global Health Care Fund......... SERIES I        0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00
Invesco V.I. Global Real Estate Fund(b)...... SERIES II                0.00           0.00           0.00           0.00

                                              ----


                                              ----
                                              2009
                                              --------
EQ/International Equity Index................     0.00%
EQ/International Equity Index................     0.00
EQ/International Value PLUS..................     0.00
EQ/International Value PLUS..................     0.00
EQ/Invesco Comstock..........................     0.00
EQ/JPMorgan Value Opportunities..............     0.00
EQ/JPMorgan Value Opportunities..............     0.00
EQ/Large Cap Core PLUS.......................     0.00
EQ/Large Cap Growth Index....................     0.00
EQ/Large Cap Growth PLUS.....................       --
EQ/Large Cap Growth PLUS.....................     0.00
EQ/Large Cap Value Index(d)..................       --
EQ/Large Cap Value Index(d)..................     0.00
EQ/Large Cap Value PLUS...................... to  0.35
EQ/Large Cap Value PLUS......................     0.00
EQ/Lord Abbett Large Cap Core................     0.00
EQ/MFS International Growth.................. to  0.75
EQ/Mid Cap Index.............................     0.35
EQ/Mid Cap Index.............................     0.00
EQ/Mid Cap Value PLUS........................ to  0.35
EQ/Mid Cap Value PLUS........................     0.00
EQ/Money Market.............................. to  0.75
EQ/Money Market..............................     0.00
EQ/Montag & Caldwell Growth.................. to  0.75
EQ/Morgan Stanley Mid Cap Growth............. to  0.35
EQ/Morgan Stanley Mid Cap Growth.............     0.00
EQ/PIMCO Ultra Short Bond....................     0.00
EQ/PIMCO Ultra Short Bond.................... to  0.35
EQ/Quality Bond PLUS.........................     0.00
EQ/Quality Bond PLUS.........................     0.00
EQ/Small Company Index....................... to  0.35
EQ/Small Company Index.......................     0.00
EQ/T. Rowe Price Growth Stock................ to  0.75
EQ/UBS Growth & Income....................... to  0.75
EQ/Wells Fargo Omega Growth..................     0.00
Fidelity(R) VIP Asset Manager Portfolio......     0.00
Fidelity(R) VIP Contrafund(R) Portfolio......     0.00
Fidelity(R) VIP Contrafund(R) Portfolio...... to  0.75
Fidelity(R) VIP Contrafund(R) Portfolio......       --
Fidelity(R) VIP Growth & Income Portfolio....     0.00
Fidelity(R) VIP Growth & Income Portfolio....       --
Fidelity(R) VIP Mid Cap Portfolio(b).........       --
Franklin Income Securities Fund.............. to  0.35
Franklin Rising Dividends Securities Fund....     0.35
Franklin Small Cap Value Securities Fund(b)..       --
Franklin Strategic Income Securities Fund(b).       --
Goldman Sachs VIT Mid Cap Value Fund(b)......       --
Invesco V.I. Diversified Dividend Fund(c)....       --
Invesco V.I. Global Core Equity Fund......... to  0.35
Invesco V.I. Global Health Care Fund......... to  0.35
Invesco V.I. Global Real Estate Fund(b)......       --

                                    FSA-115

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                                        AT DECEMBER 31,
                                                             --------------------------------------------------------------------
                                                                                        EXPENSE RATIO**
                                                                                       LOWEST TO HIGHEST
                                                             --------------------------------------------------------------------
                                              SHARE CLASS+       2013           2012           2011           2010           2009
                                              ------------   ------------   ------------   ------------   ------------   --------
Invesco V.I. International Growth Fund(b).... SERIES II               0.00%          0.00%          0.00%          0.00%
Invesco V.I. Mid Cap Core Equity Fund(b)..... SERIES II               0.00           0.00           0.00           0.00
Invesco V.I. Small Cap Equity Fund(b)........ SERIES II               0.00           0.00           0.00           0.00
Invesco V.I. Technology Fund................. SERIES I       0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00 to
IVY Funds VIP Energy(b)...................... COMMON SHARES           0.00           0.00           0.00           0.00
IVY Funds VIP High Income(e)................. COMMON SHARES           0.00             --             --             --
IVY Funds VIP Mid Cap Growth(b).............. COMMON SHARES           0.00           0.00           0.00           0.00
IVY Funds VIP Science and Technology(e)...... COMMON SHARES           0.00             --             --             --
IVY Funds VIP Small Cap Growth(b)............ COMMON SHARES           0.00           0.00           0.00           0.00
Janus Aspen Series Balanced Portfolio........ INSTITUTIONAL
                                              SHARES         0.35 to  0.75  0.35 to  0.75  0.35 to  0.75  0.35 to  0.75  0.35 to
Janus Aspen Series Enterprise Portfolio...... INSTITUTIONAL
                                              SHARES         0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to
Janus Aspen Series Forty Portfolio........... INSTITUTIONAL
                                              SHARES         0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to
Janus Aspen Series Forty Portfolio........... SERVICE SHARES          0.35           0.35           0.35           0.35
Janus Aspen Series Overseas Portfolio........ INSTITUTIONAL
                                              SHARES                  0.00           0.00           0.00           0.00
Janus Aspen Series Overseas Portfolio........ SERVICE SHARES          0.35           0.35           0.35           0.35
Janus Aspen Series Perkins Mid Cap Value
 Portfolio................................... SERVICE SHARES          0.00           0.00           0.00           0.00
Janus Aspen Series Global Research Portfolio. INSTITUTIONAL
                                              SHARES         0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to
Lazard Retirement Emerging Markets Equity
 Portfolio(b)................................ SERVICE SHARES          0.00           0.00           0.00           0.00
MFS(R) International Value Portfolio(b)...... SERVICE CLASS           0.00           0.00           0.00           0.00
MFS(R) Investors Growth Stock Series(b)...... SERVICE CLASS           0.00           0.00           0.00           0.00
MFS(R) Investors Trust Series(b)............. SERVICE CLASS           0.00           0.00           0.00           0.00
MFS(R) Utilities Series...................... INITIAL CLASS  0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00 to  0.35  0.00 to
Multimanager Aggressive Equity............... CLASS B                 0.00           0.00           0.00           0.00
Multimanager Core Bond....................... CLASS A                 0.00           0.00           0.00           0.00
Multimanager Core Bond....................... CLASS B                 0.00           0.00           0.00           0.00
Multimanager International Equity............ CLASS B                 0.00           0.00           0.00           0.00
Multimanager Large Cap Core Equity........... CLASS B                 0.00           0.00           0.00           0.00
Multimanager Large Cap Value................. CLASS A                 0.00           0.00           0.00           0.00
Multimanager Large Cap Value................. CLASS B                 0.00           0.00           0.00           0.00
Multimanager Mid Cap Growth.................. CLASS B                 0.00           0.00           0.00           0.00
Multimanager Mid Cap Value................... CLASS B                 0.00           0.00           0.00           0.00
Multimanager Multi-Sector Bond............... CLASS A                 0.35           0.35           0.35           0.35
Multimanager Multi-Sector Bond............... CLASS B                 0.00           0.00           0.00           0.00
Multimanager Small Cap Growth................ CLASS B        0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to  0.75  0.00 to
Multimanager Small Cap Value................. CLASS B                 0.00           0.00           0.00           0.00
Multimanager Technology...................... CLASS B                 0.00           0.00           0.00           0.00
Mutual Shares Securities Fund(b)............. CLASS 2                 0.00           0.00           0.00           0.00
Oppenheimer Global Fund/VA................... SERVICE CLASS           0.35           0.35           0.35           0.35
PIMCO CommodityRealReturn(R) Strategy
 Portfolio(b)................................ ADVISOR CLASS           0.00           0.00           0.00           0.00
PIMCO Global Bond Portfolio (Unhedged)....... ADMINISTRATIVE
                                              CLASS                   0.35           0.35           0.35           0.35
PIMCO Real Return Portfolio(b)............... ADVISOR CLASS           0.00           0.00           0.00           0.00
PIMCO Total Return Portfolio(b).............. ADVISOR CLASS           0.00           0.00           0.00           0.00






                                              ----
Invesco V.I. International Growth Fund(b)....   --%
Invesco V.I. Mid Cap Core Equity Fund(b).....   --
Invesco V.I. Small Cap Equity Fund(b)........   --
Invesco V.I. Technology Fund................. 0.35
IVY Funds VIP Energy(b)......................   --
IVY Funds VIP High Income(e).................   --
IVY Funds VIP Mid Cap Growth(b)..............   --
IVY Funds VIP Science and Technology(e)......   --
IVY Funds VIP Small Cap Growth(b)............   --
Janus Aspen Series Balanced Portfolio........
                                              0.75
Janus Aspen Series Enterprise Portfolio......
                                              0.75
Janus Aspen Series Forty Portfolio...........
                                              0.75
Janus Aspen Series Forty Portfolio........... 0.35
Janus Aspen Series Overseas Portfolio........
                                              0.00
Janus Aspen Series Overseas Portfolio........ 0.35
Janus Aspen Series Perkins Mid Cap Value
 Portfolio................................... 0.00
Janus Aspen Series Global Research Portfolio.
                                              0.75
Lazard Retirement Emerging Markets Equity
 Portfolio(b)................................   --
MFS(R) International Value Portfolio(b)......   --
MFS(R) Investors Growth Stock Series(b)......   --
MFS(R) Investors Trust Series(b).............   --
MFS(R) Utilities Series...................... 0.35
Multimanager Aggressive Equity............... 0.00
Multimanager Core Bond....................... 0.00
Multimanager Core Bond....................... 0.00
Multimanager International Equity............ 0.00
Multimanager Large Cap Core Equity........... 0.00
Multimanager Large Cap Value................. 0.00
Multimanager Large Cap Value................. 0.00
Multimanager Mid Cap Growth.................. 0.00
Multimanager Mid Cap Value................... 0.00
Multimanager Multi-Sector Bond............... 0.35
Multimanager Multi-Sector Bond............... 0.00
Multimanager Small Cap Growth................ 0.75
Multimanager Small Cap Value................. 0.00
Multimanager Technology...................... 0.00
Mutual Shares Securities Fund(b).............   --
Oppenheimer Global Fund/VA................... 0.35
PIMCO CommodityRealReturn(R) Strategy
 Portfolio(b)................................   --
PIMCO Global Bond Portfolio (Unhedged).......
                                              0.35
PIMCO Real Return Portfolio(b)...............   --
PIMCO Total Return Portfolio(b)..............   --

                                    FSA-116

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                               AT DECEMBER 31,
                                                              ------------------------------------------------
                                                                               EXPENSE RATIO**
                                                                              LOWEST TO HIGHEST
                                                              ------------------------------------------------
                                               SHARE CLASS+     2013          2012          2011          2010          2009
                                               ------------   --------      --------      --------      --------      -------
T. Rowe Price Equity Income Portfolio - II(b). CLASS II               0.00%         0.00%         0.00%         0.00%
Templeton Developing Markets Securities
 Fund(b)...................................... CLASS 2                0.00          0.00          0.00          0.00
Templeton Global Bond Securities Fund(b)...... CLASS 2                0.00          0.00          0.00          0.00
Templeton Growth Securities Fund(b)........... CLASS 2                0.00          0.00          0.00          0.00
UIF Emerging Markets Debt Portfolio........... CLASS I                0.00          0.00          0.00          0.00
Van Eck VIP Emerging Markets Fund............. INITIAL CLASS          0.00          0.00          0.00          0.00
Van Eck VIP Global Hard Assets Fund........... CLASS S SHARES         0.00          0.00          0.00          0.00
Van Eck VIP Global Hard Assets Fund........... INITIAL CLASS          0.00          0.00          0.00          0.00
Van Eck VIP Unconstrained Emerging Markets
 Bond Fund.................................... INITIAL CLASS          0.00          0.00          0.00          0.00






                                               -
T. Rowe Price Equity Income Portfolio - II(b).   --%
Templeton Developing Markets Securities
 Fund(b)......................................   --
Templeton Global Bond Securities Fund(b)......   --
Templeton Growth Securities Fund(b)...........   --
UIF Emerging Markets Debt Portfolio........... 0.00
Van Eck VIP Emerging Markets Fund............. 0.00
Van Eck VIP Global Hard Assets Fund...........   --
Van Eck VIP Global Hard Assets Fund........... 0.00
Van Eck VIP Unconstrained Emerging Markets
 Bond Fund.................................... 0.00

                                                                              AT DECEMBER 31,
                                             -------------------------------------------------------------------------------
                                                                              TOTAL RETURN***
                                                                             LOWEST TO HIGHEST
                                             -------------------------------------------------------------------------------
                                SHARE CLASS+      2013             2012              2011              2010             2009
                                ------------ --------------   --------------   ----------------   --------------   ---------
All Asset Aggressive-Alt 25(e).   CLASS B               7.05%              --%                --%              --%
All Asset Growth-Alt 20........   CLASS B    13.26 to  14.11  11.16 to  12.04  (4.20) to   (3.49) 14.09 to  15.00  25.19 to
All Asset Moderate Growth-
 Alt 15(e).....................   CLASS B               4.19               --                 --               --
American Century VP Mid Cap
 Value Fund(b).................   CLASS II             29.89            16.24              (0.84)           18.21
American Funds Insurance
 Series(R) Global Small
 Capitalization Fund/sm/(e)....   CLASS 4              10.13               --                 --               --
American Funds Insurance
 Series(R) New World
 Fund(R)(e)....................   CLASS 4               5.36               --                 --               --
AXA Aggressive Allocation......   CLASS A              26.41            14.16              (7.30)           13.36
AXA Aggressive Allocation......   CLASS B    25.50 to  26.43  13.31 to  14.17  (8.15) to   (7.50) 12.14 to  13.08  26.40 to
AXA Balanced Strategy(a).......   CLASS B              13.66             8.54              (2.39)           10.06
AXA Conservative Allocation....   CLASS A               4.33             4.62               2.18             7.51
AXA Conservative Allocation....   CLASS B     3.49 to   4.34   3.81 to   4.58   1.13  to    1.90   6.51 to   7.27   9.06 to
AXA Conservative Growth
 Strategy(a)...................   CLASS B              10.51             7.20              (1.39)            9.15
AXA Conservative-Plus
 Allocation....................   CLASS A              10.31             7.31              (0.48)            9.43
AXA Conservative-Plus
 Allocation....................   CLASS B     9.36     10.24   6.65 to   7.37  (1.49) to   (0.71)  8.28 to   9.07  13.55 to
AXA Conservative Strategy(a)...   CLASS B               4.38             4.48               0.72             7.28
AXA Growth Strategy(a).........   CLASS B              20.20            11.21              (4.41)           11.68
AXA Moderate Allocation........   CLASS A              13.14             8.82              (2.18)           10.16
AXA Moderate Allocation........   CLASS B    12.29 to  13.12   7.96 to   8.80  (3.09) to   (2.40)  9.09 to   9.92  16.02 to
AXA Moderate Growth
 Strategy(a)...................   CLASS B              16.88             9.84              (3.33)           10.87
AXA Moderate-Plus Allocation...   CLASS A              19.78            11.53              (4.71)           11.81
AXA Moderate-Plus Allocation...   CLASS B    18.90 to  19.78  10.69 to  11.53  (5.64) to   (4.96) 10.68 to  11.55  21.08 to
AXA Tactical Manager 400(b)....   CLASS B              31.69            16.46              (8.22)           21.46
AXA Tactical Manager 500(b)....   CLASS B              30.93            14.83              (3.75)           17.17
AXA Tactical Manager
 2000(b).......................   CLASS B              37.39            15.44             (10.55)           22.34

                                -


                                -

                                -----
All Asset Aggressive-Alt 25(e).    --%
All Asset Growth-Alt 20........ 26.03
All Asset Moderate Growth-
 Alt 15(e).....................    --
American Century VP Mid Cap
 Value Fund(b).................    --
American Funds Insurance
 Series(R) Global Small
 Capitalization Fund/sm/(e)....    --
American Funds Insurance
 Series(R) New World
 Fund(R)(e)....................    --
AXA Aggressive Allocation...... 27.60
AXA Aggressive Allocation...... 27.28
AXA Balanced Strategy(a).......  1.85
AXA Conservative Allocation.... 10.10
AXA Conservative Allocation....  9.83
AXA Conservative Growth
 Strategy(a)...................  1.63
AXA Conservative-Plus
 Allocation.................... 14.66
AXA Conservative-Plus
 Allocation.................... 14.42
AXA Conservative Strategy(a)...  1.00
AXA Growth Strategy(a).........  2.45
AXA Moderate Allocation........ 17.31
AXA Moderate Allocation........ 17.01
AXA Moderate Growth
 Strategy(a)...................  2.11
AXA Moderate-Plus Allocation... 22.32
AXA Moderate-Plus Allocation... 21.96
AXA Tactical Manager 400(b)....    --
AXA Tactical Manager 500(b)....    --
AXA Tactical Manager
 2000(b).......................    --

                                    FSA-117

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                                 AT DECEMBER 31,
                                               ---------------------------------------------------------------------------------
                                                                                 TOTAL RETURN***
                                                                                LOWEST TO HIGHEST
                                               ---------------------------------------------------------------------------------
                                SHARE CLASS+         2013             2012               2011              2010             2009
                                ------------   ---------------   --------------   ----------------    --------------   ---------
AXA Tactical Manager
 International(b).............. CLASS B                   21.11%           16.59%            (16.05)%           21.27%
Dreyfus Stock Index Fund, Inc.. INITIAL SHARES 31.04  to  32.06  14.83 to  15.75   1.17  to    1.82   13.94 to  14.86  25.38 to
EQ/AllianceBernstein Small Cap
 Growth........................ CLASS A        37.67  to  38.12  15.19 to  15.62  (0.51) to   (0.40)  33.08 to  33.54  35.52 to
EQ/AllianceBernstein Small Cap
 Growth........................ CLASS B                   38.17            15.59              (0.65)            33.24
EQ/BlackRock Basic Value
 Equity........................ CLASS B        37.21  to  37.73  13.23 to  13.63  (3.43) to   (3.10)  11.90 to  12.28  29.88 to
EQ/Boston Advisors Equity
 Income........................ CLASS A        30.94  to  31.76  17.10 to  17.75  (0.77) to   (0.18)  15.25 to  15.96  11.18 to
EQ/Boston Advisors Equity
 Income........................ CLASS B        30.79  to  31.75  16.85 to  17.73  (1.17) to   (0.39)  14.82 to  15.70  10.69 to
EQ/Calvert Socially
 Responsible................... CLASS A        33.41  to  34.35  15.90 to  16.67  (0.26) to    0.49   11.87 to  12.78  30.41 to
EQ/Calvert Socially
 Responsible................... CLASS B        33.83  to  34.34  16.29 to  16.73   0.00  to    0.28   12.06 to  12.53  30.39 to
EQ/Capital Guardian Research... CLASS A        30.84  to  31.78  16.50 to  17.35   3.47  to    4.26   15.17 to  16.18  30.81 to
EQ/Capital Guardian Research... CLASS B                   31.77            17.41               4.00             15.80
EQ/Common Stock Index.......... CLASS A                   32.48            15.55               0.79             16.13
EQ/Common Stock Index.......... CLASS B                   32.47            15.59               0.54             15.86
EQ/Core Bond Index............. CLASS A        (2.38) to  (1.57)  2.43 to   3.16   4.23  to    5.02    5.24 to   6.08   2.53 to
EQ/Core Bond Index............. CLASS B                   (1.59)            3.16               4.80              5.78
EQ/Equity 500 Index............ CLASS B                   31.51            15.23               1.51             14.38
EQ/Equity Growth PLUS.......... CLASS B        31.53  to  32.54  13.42 to  14.24  (6.88) to   (6.19)  14.40 to  15.26  26.81 to
EQ/GAMCO Mergers and
 Acquisitions.................. CLASS B                   10.99             5.25               1.35              9.62
EQ/GAMCO Small Company
 Value......................... CLASS B        38.08  to  39.12  16.97 to  17.85  (4.21) to   (3.50)  31.64 to  32.67  40.40 to
EQ/Global Bond PLUS............ CLASS B                   (2.51)            3.72               4.40              6.31
EQ/Global Multi-Sector Equity.. CLASS A                   19.93            16.59             (12.36)            11.29
EQ/Global Multi-Sector Equity.. CLASS B                   20.36            16.99             (12.32)            11.46
EQ/Intermediate Government
 Bond.......................... CLASS A        (2.35) to  (1.66)  0.21 to   1.01   4.78  to    5.55    3.70 to   4.44
EQ/Intermediate Government
 Bond.......................... CLASS B                   (1.64)            0.98               5.29              4.22
EQ/International Core PLUS..... CLASS B                   17.52            16.31             (16.93)             9.22
EQ/International Equity Index.. CLASS A                   21.53            16.24             (11.96)             5.40
EQ/International Equity Index.. CLASS B                   21.47            16.27             (12.20)             5.21
EQ/International Value PLUS.... CLASS A                   19.30            17.53             (15.94)             6.31
EQ/International Value PLUS.... CLASS B                   19.33            17.47             (16.16)             6.07
EQ/Invesco Comstock............ CLASS B                   35.04            18.42              (1.99)            15.22
EQ/JPMorgan Value
 Opportunities................. CLASS A                   35.87            16.01              (4.99)            12.60
EQ/JPMorgan Value
 Opportunities................. CLASS B                   35.78            16.05              (5.23)            12.32
EQ/Large Cap Core PLUS......... CLASS B                   31.56            14.99              (4.24)            14.18
EQ/Large Cap Growth Index...... CLASS B                   32.49            14.73               2.35             15.96
EQ/Large Cap Growth PLUS....... CLASS A                   35.38            13.70              (7.12)               --
EQ/Large Cap Growth PLUS....... CLASS B                   35.39            13.74              (3.66)            14.45
EQ/Large Cap Value Index(d).... CLASS A                   31.15            16.15              (5.61)               --

                                -


                                -

                                -----
AXA Tactical Manager
 International(b)..............    --%
Dreyfus Stock Index Fund, Inc.. 26.37
EQ/AllianceBernstein Small Cap
 Growth........................ 36.05
EQ/AllianceBernstein Small Cap
 Growth........................ 35.68
EQ/BlackRock Basic Value
 Equity........................ 30.28
EQ/Boston Advisors Equity
 Income........................ 11.88
EQ/Boston Advisors Equity
 Income........................ 11.55
EQ/Calvert Socially
 Responsible................... 31.39
EQ/Calvert Socially
 Responsible................... 30.88
EQ/Capital Guardian Research... 31.64
EQ/Capital Guardian Research... 31.45
EQ/Common Stock Index.......... 28.66
EQ/Common Stock Index.......... 28.32
EQ/Core Bond Index.............  2.93
EQ/Core Bond Index.............  2.68
EQ/Equity 500 Index............ 25.87
EQ/Equity Growth PLUS.......... 27.81
EQ/GAMCO Mergers and
 Acquisitions.................. 16.63
EQ/GAMCO Small Company
 Value......................... 41.42
EQ/Global Bond PLUS............  1.96
EQ/Global Multi-Sector Equity.. 49.79
EQ/Global Multi-Sector Equity.. 50.06
EQ/Intermediate Government
 Bond..........................    --
EQ/Intermediate Government
 Bond.......................... (2.27)
EQ/International Core PLUS..... 35.34
EQ/International Equity Index.. 27.42
EQ/International Equity Index.. 27.09
EQ/International Value PLUS.... 30.65
EQ/International Value PLUS.... 30.25
EQ/Invesco Comstock............ 28.41
EQ/JPMorgan Value
 Opportunities................. 32.73
EQ/JPMorgan Value
 Opportunities................. 32.32
EQ/Large Cap Core PLUS......... 26.52
EQ/Large Cap Growth Index...... 36.20
EQ/Large Cap Growth PLUS.......    --
EQ/Large Cap Growth PLUS....... 34.86
EQ/Large Cap Value Index(d)....    --

                                    FSA-118

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                                     AT DECEMBER 31,
                                                 --------------------------------------------------------------------------
                                                                                     TOTAL RETURN***
                                                                                    LOWEST TO HIGHEST
                                                 --------------------------------------------------------------------------
                                 SHARE CLASS+          2013              2012               2011                2010
                                 ------------    ---------------   ---------------   -----------------    ---------------
EQ/Large Cap Value Index(d)..... CLASS B                    31.58%            16.59%              (0.32)%            14.62%
EQ/Large Cap Value PLUS......... CLASS A         32.00  to  32.44  15.47  to  15.84   (5.19) to   (4.77)  12.49  to  12.92
EQ/Large Cap Value PLUS......... CLASS B                    32.48             15.85               (5.07)             12.69
EQ/Lord Abbett Large Cap
 Core........................... CLASS B                    29.99             15.37               (8.51)             13.96
EQ/MFS International Growth..... CLASS B         12.81  to  13.65  18.80  to  19.71  (11.39) to  (10.73)  14.11  to  14.96
EQ/Mid Cap Index................ CLASS A                    32.11             16.69               (2.50)             25.61
EQ/Mid Cap Index................ CLASS B                    32.58             17.08               (2.41)             25.75
EQ/Mid Cap Value PLUS........... CLASS A         32.56  to  33.07  18.20  to  18.62   (9.37) to   (9.11)  22.09  to  22.50
EQ/Mid Cap Value PLUS........... CLASS B                    33.07             18.63               (9.43)             22.46
EQ/Money Market................. CLASS A         (0.74) to   0.00  (0.73) to   0.00   (0.82) to    0.00   (0.63) to   0.09
EQ/Money Market................. CLASS B                     0.00              0.00                0.00               0.01
EQ/Montag & Caldwell
 Growth......................... CLASS B         26.32  to  27.21  11.76  to  12.67    2.04  to    2.78    7.49  to   8.29
EQ/Morgan Stanley Mid Cap
 Growth......................... CLASS A         38.06  to  38.53   8.33  to   8.75   (7.76) to   (7.47)  32.12  to  32.62
EQ/Morgan Stanley Mid Cap
 Growth......................... CLASS B                    38.54              8.75               (7.70)             32.30
EQ/PIMCO Ultra Short Bond....... CLASS A                     0.07              1.45                0.07               1.10
EQ/PIMCO Ultra Short Bond....... CLASS B         (0.22) to   0.08   1.12  to   1.50   (0.52) to   (0.20)   0.45  to   0.84
EQ/Quality Bond PLUS............ CLASS A                    (2.23)             2.65                1.39               6.52
EQ/Quality Bond PLUS............ CLASS B         (3.00) to  (2.28)  1.87  to   2.66    0.49  to    1.22    5.86  to   6.24
EQ/Small Company Index.......... CLASS A         37.00  to  37.40  15.14  to  15.56   (4.09) to   (3.74)  25.68  to  26.18
EQ/Small Company Index.......... CLASS B                    37.46             15.54               (4.00)             25.82
EQ/T. Rowe Price Growth
 Stock.......................... CLASS B         36.87  to  37.88  18.07  to  18.97   (2.68) to   (1.95)  15.52  to  16.42
EQ/UBS Growth & Income.......... CLASS B         34.57  to  35.54  12.02  to  12.87   (3.59) to   (2.82)  12.20  to  13.06
EQ/Wells Fargo Omega
 Growth......................... CLASS B                    39.08             20.43               (5.87)             17.29
Fidelity(R) VIP Asset Manager
 Portfolio...................... INITIAL CLASS              15.73             12.43               (2.56)             14.32
Fidelity(R) VIP Contrafund(R)
 Portfolio...................... INITIAL CLASS              31.29             16.36               (2.50)             17.20
Fidelity(R) VIP Contrafund(R)
 Portfolio...................... SERVICE CLASS   30.13  to  30.70  15.41  to  15.89   (3.34) to   (2.98)  16.26  to  16.75
Fidelity(R) VIP Contrafund(R)
 Portfolio...................... SERVICE CLASS 2            30.95             16.14               (2.78)             21.10
Fidelity(R) VIP Growth & Income
 Portfolio...................... INITIAL CLASS              33.58             18.54                1.61              14.87
Fidelity(R) VIP Growth & Income
 Portfolio...................... SERVICE CLASS 2            33.24             18.25                1.36              19.31
Fidelity(R) VIP Mid Cap
 Portfolio(b)................... SERVICE CLASS 2            35.87             14.56              (10.85)             25.39
Franklin Income Securities
 Fund........................... CLASS 2         13.55  to  13.96  12.29  to  12.64    2.03  to    2.42   12.27  to  12.70
Franklin Rising Dividends
 Securities Fund................ CLASS 2         29.23  to  29.69  11.59  to  11.96    5.62  to    6.00   17.17  to  20.27

                                 ------------


                                 ------------
                                       2009
                                 ---------------
EQ/Large Cap Value Index(d).....            19.14%
EQ/Large Cap Value PLUS......... 20.25  to  20.53
EQ/Large Cap Value PLUS.........            20.44
EQ/Lord Abbett Large Cap
 Core...........................            25.51
EQ/MFS International Growth..... 36.19  to  37.25
EQ/Mid Cap Index................            36.14
EQ/Mid Cap Index................            36.27
EQ/Mid Cap Value PLUS...........               --
EQ/Mid Cap Value PLUS...........            35.85
EQ/Money Market................. (0.45) to   0.35
EQ/Money Market.................            (0.01)
EQ/Montag & Caldwell
 Growth......................... 28.78  to  29.75
EQ/Morgan Stanley Mid Cap
 Growth......................... 56.88  to  57.42
EQ/Morgan Stanley Mid Cap
 Growth.........................            57.07
EQ/PIMCO Ultra Short Bond.......               --
EQ/PIMCO Ultra Short Bond.......  7.66  to   8.01
EQ/Quality Bond PLUS............             6.30
EQ/Quality Bond PLUS............             6.07
EQ/Small Company Index.......... 25.96  to  26.49
EQ/Small Company Index..........            26.13
EQ/T. Rowe Price Growth
 Stock.......................... 41.53  to  42.59
EQ/UBS Growth & Income.......... 31.47  to  32.44
EQ/Wells Fargo Omega
 Growth.........................            40.29
Fidelity(R) VIP Asset Manager
 Portfolio......................            29.11
Fidelity(R) VIP Contrafund(R)
 Portfolio......................            35.76
Fidelity(R) VIP Contrafund(R)
 Portfolio...................... 34.64  to  35.12
Fidelity(R) VIP Contrafund(R)
 Portfolio......................               --
Fidelity(R) VIP Growth & Income
 Portfolio......................            27.12
Fidelity(R) VIP Growth & Income
 Portfolio......................               --
Fidelity(R) VIP Mid Cap
 Portfolio(b)...................               --
Franklin Income Securities
 Fund........................... 35.14  to  35.56
Franklin Rising Dividends
 Securities Fund................            16.93

                                    FSA-119

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                                    AT DECEMBER 31,
                                                  -----------------------------------------------------------------------------
                                                                                    TOTAL RETURN***
                                                                                   LOWEST TO HIGHEST
                                                  -----------------------------------------------------------------------------
                                   SHARE CLASS+        2013             2012               2011               2010
                                   ------------   --------------   --------------   -----------------    --------------   -----
Franklin Small Cap Value
 Securities Fund(b)............... CLASS 2                  36.24%           18.39%              (3.76)%           23.02%
Franklin Strategic Income
 Securities Fund(b)............... CLASS 2                   3.32            12.75                2.58              8.14
Goldman Sachs VIT Mid Cap
 Value Fund(b).................... SERVICE SHARES           32.55            18.19               (6.59)            23.60
Invesco V.I. Diversified Dividend
 Fund(c).......................... SERIES I       30.46 to  31.09  18.34 to  18.59   (7.94) to    7.66                --
Invesco V.I. Global Core Equity
 Fund............................. SERIES I       22.11 to  22.47  13.34 to  13.80  (11.23) to  (10.90)  10.59 to  10.91  15.58
Invesco V.I. Global Health Care
 Fund............................. SERIES I       40.04 to  40.51  20.52 to  20.93    3.54  to    3.92    4.98 to   5.30  27.16
Invesco V.I. Global Real Estate
 Fund(b).......................... SERIES II                 2.44            27.85               (6.72)            24.88
Invesco V.I. International
 Growth Fund(b)................... SERIES II                18.71            15.26               (6.99)            25.38
Invesco V.I. Mid Cap Core Equity
 Fund(b).......................... SERIES II                28.46            10.62               (6.51)            16.04
Invesco V.I. Small Cap Equity
 Fund(b).......................... SERIES II                37.08            13.66               (0.99)            23.63
Invesco V.I. Technology Fund...... SERIES I       24.66 to  25.14  10.92 to  11.28   (5.39) to   (5.02)  20.85 to  21.30  56.90
IVY Funds VIP Energy(b)........... COMMON SHARES            27.76             1.38               (9.08)            38.18
IVY Funds VIP High Income(e)...... COMMON SHARES             3.73               --                  --                --
IVY Funds VIP Mid Cap
 Growth(b)........................ COMMON SHARES            29.94            13.56               (0.56)            29.49
IVY Funds VIP Science and
 Technology(e).................... COMMON SHARES            31.10               --                  --                --
IVY Funds VIP Small Cap
 Growth(b)........................ COMMON SHARES            43.36             5.16              (10.61)            27.53
Janus Aspen Series Balanced        INSTITUTIONAL
 Portfolio........................ SHARES         19.22 to  19.73  12.80 to  13.20    0.88  to    1.31    7.55 to   7.99  25.02
Janus Aspen Series Enterprise      INSTITUTIONAL
 Portfolio........................ SHARES         31.38 to  32.34  16.46 to  17.29   (2.18) to   (1.37)  24.91 to  25.94  43.75
Janus Aspen Series Forty           INSTITUTIONAL
 Portfolio........................ SHARES         30.28 to  31.16  23.23 to  24.14   (7.42) to   (6.65)   5.95 to   6.72  45.24
Janus Aspen Series Forty
 Portfolio........................ SERVICE SHARES           30.42            23.43               (7.28)             6.11
Janus Aspen Series Overseas        INSTITUTIONAL
 Portfolio........................ SHARES                   14.60            13.46              (32.18)            25.31
Janus Aspen Series Overseas
 Portfolio........................ SERVICE SHARES           13.89            12.78              (32.57)            24.57
Janus Aspen Series Perkins Mid
 Cap Value Portfolio.............. SERVICE SHARES           25.81            10.77               (2.99)            15.38
Janus Aspen Series Global          INSTITUTIONAL
 Research Portfolio............... SHARES         27.50 to  28.42  19.14 to  20.08  (14.33) to  (13.70)  14.94 to  15.73  36.66
Lazard Retirement Emerging
 Markets Equity Portfolio(b)...... SERVICE SHARES           (1.24)           22.05              (18.04)            29.93
MFS(R) International Value
 Portfolio(b)..................... SERVICE CLASS            27.63            15.93               (1.78)            21.60
MFS(R) Investors Growth Stock
 Series(b)........................ SERVICE CLASS            30.05            16.69                0.37             17.98

                                   -----


                                   -----
                                   2009
                                   ---------
Franklin Small Cap Value
 Securities Fund(b)...............        --%
Franklin Strategic Income
 Securities Fund(b)...............        --
Goldman Sachs VIT Mid Cap
 Value Fund(b)....................        --
Invesco V.I. Diversified Dividend
 Fund(c)..........................        --
Invesco V.I. Global Core Equity
 Fund............................. to  16.03
Invesco V.I. Global Health Care
 Fund............................. to  27.75
Invesco V.I. Global Real Estate
 Fund(b)..........................        --
Invesco V.I. International
 Growth Fund(b)...................        --
Invesco V.I. Mid Cap Core Equity
 Fund(b)..........................        --
Invesco V.I. Small Cap Equity
 Fund(b)..........................        --
Invesco V.I. Technology Fund...... to  57.31
IVY Funds VIP Energy(b)...........        --
IVY Funds VIP High Income(e)......        --
IVY Funds VIP Mid Cap
 Growth(b)........................        --
IVY Funds VIP Science and
 Technology(e)....................        --
IVY Funds VIP Small Cap
 Growth(b)........................        --
Janus Aspen Series Balanced
 Portfolio........................ to  25.49
Janus Aspen Series Enterprise
 Portfolio........................ to  44.58
Janus Aspen Series Forty
 Portfolio........................ to  46.46
Janus Aspen Series Forty
 Portfolio........................     45.47
Janus Aspen Series Overseas
 Portfolio........................     79.55
Janus Aspen Series Overseas
 Portfolio........................     78.42
Janus Aspen Series Perkins Mid
 Cap Value Portfolio..............     32.93
Janus Aspen Series Global
 Research Portfolio............... to  37.73
Lazard Retirement Emerging
 Markets Equity Portfolio(b)......        --
MFS(R) International Value
 Portfolio(b).....................        --
MFS(R) Investors Growth Stock
 Series(b)........................        --

                                    FSA-120

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                                    AT DECEMBER 31,
                                                 ------------------------------------------------------------------------------
                                                                                    TOTAL RETURN***
                                                                                   LOWEST TO HIGHEST
                                                 ------------------------------------------------------------------------------
                                  SHARE CLASS+         2013             2012               2011               2010
                                  ------------   ---------------   --------------   -----------------    --------------   -----
MFS(R) Investors Trust Series(b). SERVICE CLASS             31.74%           18.82%              (2.41)%           16.59%
MFS(R) Utilities Series.......... INITIAL CLASS  20.10 to   20.51  13.10 to  13.48    6.42  to    6.82   13.37 to  13.80  32.81
Multimanager Aggressive
 Equity.......................... CLASS B                   37.14            14.21               (6.28)            17.62
Multimanager Core Bond........... CLASS A                   (2.42)            5.50                6.08              6.47
Multimanager Core Bond........... CLASS B                   (2.35)            5.47                5.81              6.20
Multimanager International
 Equity.......................... CLASS B                   18.15            17.74              (17.98)             6.96
Multimanager Large Cap Core
 Equity.......................... CLASS B                   34.26            14.50               (7.35)            11.55
Multimanager Large Cap
 Value........................... CLASS A                   32.19            15.60               (5.33)            13.46
Multimanager Large Cap
 Value........................... CLASS B                   32.15            15.57               (5.52)            13.16
Multimanager Mid Cap
 Growth.......................... CLASS B                   40.17            15.45               (7.88)            26.88
Multimanager Mid Cap Value....... CLASS B                   35.59            14.82              (13.33)            24.91
Multimanager Multi-Sector
 Bond............................ CLASS A                   (1.38)            5.00                4.94              6.56
Multimanager Multi-Sector
 Bond............................ CLASS B                   (0.87)            5.32                5.08              6.63
Multimanager Small Cap
 Growth.......................... CLASS B        46.67 to   47.69  10.60 to  11.41  (16.34) to  (15.71)  26.74 to  27.65  33.47
Multimanager Small Cap
 Value........................... CLASS B                   42.72            16.77               (9.02)            24.50
Multimanager Technology.......... CLASS B                   35.59            13.43               (4.82)            17.70
Mutual Shares Securities
 Fund(b)......................... CLASS 2                   28.26            14.24               (1.04)            13.77
Oppenheimer Global Fund/VA....... SERVICE CLASS             26.54            20.54               (8.89)            15.35
PIMCO CommodityRealReturn(R)
 Strategy Portfolio(b)........... ADVISOR CLASS            (14.71)            5.12               (7.54)            35.41
PIMCO Global Bond Portfolio       ADMINISTRATIVE
 (Unhedged)...................... CLASS                     (8.79)            6.59                7.16             11.28
PIMCO Real Return
 Portfolio(b).................... ADVISOR CLASS             (9.31)            8.65               11.57              3.84
PIMCO Total Return
 Portfolio(b).................... ADVISOR CLASS             (2.06)            9.49                3.51              3.97
T. Rowe Price Equity Income
 Portfolio - II(b)............... CLASS II                  29.41            16.92               (1.01)            16.43
Templeton Developing Markets
 Securities Fund(b).............. CLASS 2                   (0.92)           13.16              (15.85)            34.35
Templeton Global Bond
 Securities Fund(b).............. CLASS 2                    1.63            15.06               (0.87)            11.61
Templeton Growth Securities
 Fund(b)......................... CLASS 2                   30.82            21.07               (6.97)            19.84
UIF Emerging Markets Debt
 Portfolio....................... CLASS I                   (8.75)           17.95                7.02              9.77
Van Eck VIP Emerging Markets
 Fund............................ INITIAL CLASS             12.05            29.76              (25.72)            26.83
Van Eck VIP Global Hard Assets
 Fund............................ CLASS S SHARES            10.30             3.10              (16.69)               --

                                  ------


                                  ------
                                   2009
                                  ----------
MFS(R) Investors Trust Series(b).         --%
MFS(R) Utilities Series.......... to   33.23
Multimanager Aggressive
 Equity..........................      37.26
Multimanager Core Bond...........       8.54
Multimanager Core Bond...........       8.32
Multimanager International
 Equity..........................      29.92
Multimanager Large Cap Core
 Equity..........................      32.51
Multimanager Large Cap
 Value...........................      23.18
Multimanager Large Cap
 Value...........................      22.85
Multimanager Mid Cap
 Growth..........................      41.77
Multimanager Mid Cap Value.......      44.37
Multimanager Multi-Sector
 Bond............................       9.49
Multimanager Multi-Sector
 Bond............................       9.65
Multimanager Small Cap
 Growth.......................... to   34.55
Multimanager Small Cap
 Value...........................      26.42
Multimanager Technology..........      58.44
Mutual Shares Securities
 Fund(b).........................         --
Oppenheimer Global Fund/VA.......      38.79
PIMCO CommodityRealReturn(R)
 Strategy Portfolio(b)...........         --
PIMCO Global Bond Portfolio
 (Unhedged)......................      16.49
PIMCO Real Return
 Portfolio(b)....................         --
PIMCO Total Return
 Portfolio(b)....................         --
T. Rowe Price Equity Income
 Portfolio - II(b)...............         --
Templeton Developing Markets
 Securities Fund(b)..............         --
Templeton Global Bond
 Securities Fund(b)..............         --
Templeton Growth Securities
 Fund(b).........................         --
UIF Emerging Markets Debt
 Portfolio.......................      30.21
Van Eck VIP Emerging Markets
 Fund............................     113.12
Van Eck VIP Global Hard Assets
 Fund............................         --

                                    FSA-121

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Concluded)

                                                                  AT DECEMBER 31,
                                              ------------------------------------------------------
                                                                  TOTAL RETURN***
                                                                 LOWEST TO HIGHEST
                                              ------------------------------------------------------
                                SHARE CLASS+     2013          2012            2011            2010           2009
                                ------------  ---------      --------      ----------       ---------      ---------
Van Eck VIP Global Hard Assets
 Fund.......................... INITIAL CLASS         10.52%         3.40%         (16.45)%         29.24%         57.55%
Van Eck VIP Unconstrained
 Emerging Markets Bond
 Fund.......................... INITIAL CLASS         (9.26)         5.59            8.14            6.16           5.98

   ----------
  (a)Units were made available on September 18, 2009.
  (b)Units were made available on May 24, 2010.
  (c)Units were made available on May 2, 2011.
  (d)Units were made available on May 23, 2011.
  (e)Units were made available on May 20, 2013.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Fund, net of investment advisory fees assessed by the Fund's investment advisor and other expenses of the Fund, divided by the average net assets of the Variable Investment Option. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Fund in which the Variable Investment Options invest.
  ** This ratio represents the annual contract expenses of the separate account, consisting of mortality and risk expenses, for each period indicated. The ratio includes only those expenses that result in a direct reduction to a net unit value. Charges made directly to Contractowner accounts by redemption of Units and expenses of the respective Fund are excluded from this ratio.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the Fund, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
  + Share class reflects the shares of the portfolio that the Variable Investment Options invest in.

8. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2013 through the date on which the financial statements were issued.

   FUND TRANSFER

   The subsequent events include a reorganization relating to certain unit classes of the Variable Investment Options of MONY America Variable Account L, which occurred immediately after the close of business on December 31, 2013. A portion of the assets and associated liabilities with an aggregate value of units attributable to the Contracts of the Incentive Life/SM/ Legacy, and MONY Corporate Sponsored Variable Universal Life were transferred from MONY America Variable Account L to MONY America Variable Account K, and such units were transferred from the various investment options of MONY America Variable Account L. The holders of such units were issued units of the corresponding Variable Investment Options of MONY America Variable Account K with the same mortality and expense charges, share class, units, net unit value, and related aggregate value, on the date of reorganization.

   The market value and share class of each of the units transferred from each of the Variable Investment Options on the date of transfer was as follows:

                                                ACCUMULATED UNIT VALUE
                                                BEING TRANSFERRED FROM
                                                MONY AMERICA VARIABLE
                                                  ACCOUNT L TO MONY
                                                   AMERICA VARIABLE
FUND                         SHARE CLASS UNITS        ACCOUNT K
----                         ----------- ------ ----------------------
All Asset Aggressive-Alt 25.   CLASS B      536      $    58,114
All Asset Growth-Alt 20.....   CLASS B   24,386        2,080,101

                                    FSA-122

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Subsequent Events (Continued)

                                                                                                ACCUMULATED UNIT VALUE
                                                                                                BEING TRANSFERRED FROM
                                                                                                MONY AMERICA VARIABLE
                                                                                                  ACCOUNT L TO MONY
                                                                                                   AMERICA VARIABLE
FUND                                                                      SHARE CLASS    UNITS        ACCOUNT K
----                                                                     -------------- ------- ----------------------
All Asset Moderate Growth-Alt 15........................................ CLASS B          1,729      $   181,458
American Century VP Mid Cap Value Fund.................................. CLASS II         4,160          664,579
American Funds Insurance Series(R) Global Small Capitalization Fund/sm/. CLASS 4            220           24,768
American Funds Insurance Series(R) New World Fund(R).................... CLASS 4            212           22,626
AXA Aggressive Allocation............................................... CLASS A             74              886
AXA Aggressive Allocation............................................... CLASS B        133,870       25,905,365
AXA Balanced Strategy................................................... CLASS B        113,942       15,361,947
AXA Conservative Allocation............................................. CLASS A             63              776
AXA Conservative Allocation............................................. CLASS B         21,179        3,093,007
AXA Conservative Growth Strategy........................................ CLASS B         31,348        4,057,143
AXA Conservative-Plus Allocation........................................ CLASS A          9,634          118,459
AXA Conservative-Plus Allocation........................................ CLASS B         37,930        5,978,460
AXA Conservative Strategy............................................... CLASS B         14,453        1,716,952
AXA Growth Strategy..................................................... CLASS B        108,909       15,915,592
AXA Moderate Allocation................................................. CLASS A            437            5,304
AXA Moderate Allocation................................................. CLASS B        209,322       35,649,254
AXA Moderate Growth Strategy............................................ CLASS B        281,317       39,494,663
AXA Moderate-Plus Allocation............................................ CLASS A          6,158           74,935
AXA Moderate-Plus Allocation............................................ CLASS B        427,953       79,288,626
AXA Tactical Manager 400................................................ CLASS B          2,124          319,695
AXA Tactical Manager 500................................................ CLASS B          2,557          384,833
AXA Tactical Manager 2000............................................... CLASS B          1,774          266,180
AXA Tactical Manager International...................................... CLASS B          1,791          223,063
Dreyfus Stock Index Fund, Inc........................................... INITIAL SHARES 826,027       21,160,804
EQ/AllianceBernstein Small Cap Growth................................... CLASS A            174            4,193
EQ/AllianceBernstein Small Cap Growth................................... CLASS B          9,254        3,021,707
EQ/BlackRock Basic Value Equity......................................... CLASS B         16,753        6,578,811
EQ/Boston Advisors Equity Income........................................ CLASS A        275,266        7,217,865
EQ/Boston Advisors Equity Income........................................ CLASS B          8,383        1,550,004
EQ/Calvert Socially Responsible......................................... CLASS A            318            4,072
EQ/Calvert Socially Responsible......................................... CLASS B            826          117,386
EQ/Capital Guardian Research............................................ CLASS A          5,857           90,859
EQ/Capital Guardian Research............................................ CLASS B          3,024          664,862
EQ/Common Stock Index................................................... CLASS A          1,613           37,628
EQ/Common Stock Index................................................... CLASS B         60,850        9,072,473
EQ/Core Bond Index...................................................... CLASS A        672,240       10,135,549
EQ/Core Bond Index...................................................... CLASS B         17,246        2,325,807
EQ/Equity 500 Index..................................................... CLASS B         72,836       11,766,576
EQ/Equity Growth PLUS................................................... CLASS B         13,843        3,250,515
EQ/GAMCO Mergers and Acquisitions....................................... CLASS B          7,288        1,169,218
EQ/GAMCO Small Company Value............................................ CLASS B         83,446       15,335,159
EQ/Global Bond PLUS..................................................... CLASS B         11,591        1,561,619
EQ/Global Multi-Sector Equity........................................... CLASS B         25,906        6,936,300
EQ/Intermediate Government Bond......................................... CLASS A        417,409        7,413,906
EQ/Intermediate Government Bond......................................... CLASS B          6,020          727,774
EQ/International Core PLUS.............................................. CLASS B          9,329        1,481,992
EQ/International Equity Index........................................... CLASS A        224,276        3,101,274
EQ/International Equity Index........................................... CLASS B         31,623        4,424,287
EQ/International Value PLUS............................................. CLASS A         72,550        1,340,688
EQ/International Value PLUS............................................. CLASS B         17,904        3,130,708

                                    FSA-123

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Subsequent Events (Continued)

                                                                   ACCUMULATED UNIT VALUE
                                                                   BEING TRANSFERRED FROM
                                                                   MONY AMERICA VARIABLE
                                                                     ACCOUNT L TO MONY
                                                                      AMERICA VARIABLE
FUND                                         SHARE CLASS    UNITS        ACCOUNT K
----                                       --------------- ------- ----------------------
EQ/Invesco Comstock....................... CLASS B           9,094      $ 1,581,123
EQ/JPMorgan Value Opportunities........... CLASS A              56              695
EQ/JPMorgan Value Opportunities........... CLASS B           3,814          922,731
EQ/Large Cap Core PLUS.................... CLASS B          10,605        1,620,226
EQ/Large Cap Growth Index................. CLASS B          14,643        2,037,439
EQ/Large Cap Growth PLUS.................. CLASS A          13,055          233,307
EQ/Large Cap Growth PLUS.................. CLASS B           6,618        1,862,124
EQ/Large Cap Value Index.................. CLASS B          16,910        1,640,330
EQ/Large Cap Value PLUS................... CLASS A           2,147           44,713
EQ/Large Cap Value PLUS................... CLASS B          23,125        3,890,691
EQ/Lord Abbett Large Cap Core............. CLASS B           5,810        1,046,205
EQ/MFS International Growth............... CLASS B         152,766        5,378,217
EQ/Mid Cap Index.......................... CLASS B          19,780        3,942,202
EQ/Mid Cap Value PLUS..................... CLASS A          15,443          306,448
EQ/Mid Cap Value PLUS..................... CLASS B          10,906        3,088,024
EQ/Money Market........................... CLASS A          73,286          837,473
EQ/Money Market........................... CLASS B          56,280        7,400,540
EQ/Montag & Caldwell Growth............... CLASS B          24,119        1,616,137
EQ/Morgan Stanley Mid Cap Growth.......... CLASS A          82,345        2,566,760
EQ/Morgan Stanley Mid Cap Growth.......... CLASS B          16,620        4,224,664
EQ/PIMCO Ultra Short Bond................. CLASS A          85,881        1,201,214
EQ/PIMCO Ultra Short Bond................. CLASS B          23,224        2,760,355
EQ/Quality Bond PLUS...................... CLASS A           1,598           17,530
EQ/Quality Bond PLUS...................... CLASS B           8,946        1,466,407
EQ/Small Company Index.................... CLASS A         131,585        1,986,986
EQ/Small Company Index.................... CLASS B          13,812        3,765,470
EQ/T. Rowe Price Growth Stock............. CLASS B         134,529        5,523,694
EQ/UBS Growth & Income.................... CLASS B           3,336          614,333
EQ/Wells Fargo Omega Growth............... CLASS B          23,599        4,790,594
Fidelity(R) VIP Asset Manager Portfolio... INITIAL CLASS       540            9,889
Fidelity(R) VIP Contrafund(R) Portfolio... INITIAL CLASS   167,845        4,105,965
Fidelity(R) VIP Contrafund(R) Portfolio... SERVICE CLASS 2  11,061        1,745,948
Fidelity(R) VIP Growth & Income Portfolio. INITIAL CLASS    47,561          857,165
Fidelity(R) VIP Growth & Income Portfolio. SERVICE CLASS 2   1,713          286,208
Fidelity(R) VIP Mid Cap Portfolio......... SERVICE CLASS 2   7,888        1,240,485
Franklin Income Securities Fund........... CLASS 2          33,278          469,723
Franklin Rising Dividends Securities Fund. CLASS 2          17,306        2,889,131
Franklin Small Cap Value Securities Fund.. CLASS 2           1,266          209,916
Franklin Strategic Income Securities Fund. CLASS 2          13,125        1,650,430
Goldman Sachs VIT Mid Cap Value Fund...... SERVICE SHARES    3,143          498,973
Invesco V.I. Diversified Dividend Fund.... SERIES I        239,207        2,421,187
Invesco V.I. Global Core Equity Fund...... SERIES I            197            2,988
Invesco V.I. Global Health Care Fund...... SERIES I          4,421          111,622
Invesco V.I. Global Real Estate Fund...... SERIES II        10,474        1,427,048
Invesco V.I. International Growth Fund.... SERIES II         7,130        1,001,855
Invesco V.I. Mid Cap Core Equity Fund..... SERIES II         1,926          269,038
Invesco V.I. Small Cap Equity Fund........ SERIES II         1,412          238,494
Invesco V.I. Technology Fund.............. SERIES I          3,246           63,318
IVY Funds VIP Energy...................... COMMON SHARES     8,095        1,091,260
IVY Funds VIP High Income................. COMMON SHARES     5,709          591,066

                                    FSA-124

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2013

8. Subsequent Events (Concluded)

                                                                                   ACCUMULATED UNIT VALUE
                                                                                   BEING TRANSFERRED FROM
                                                                                   MONY AMERICA VARIABLE
                                                                                     ACCOUNT L TO MONY
                                                                                      AMERICA VARIABLE
FUND                                                      SHARE CLASS       UNITS        ACCOUNT K
----                                                  -------------------- ------- ----------------------
IVY Funds VIP Mid Cap Growth......................... COMMON SHARES          7,671      $ 1,303,152
IVY Funds VIP Science and Technology................. COMMON SHARES          2,413          320,797
IVY Funds VIP Small Cap Growth....................... COMMON SHARES          3,670          561,497
Janus Aspen Series Enterprise Portfolio.............. INSTITUTIONAL SHARES  30,851          412,719
Janus Aspen Series Forty Portfolio................... INSTITUTIONAL SHARES 120,452        2,063,667
Janus Aspen Series Global Research Portfolio......... INSTITUTIONAL SHARES  32,644          383,541
Janus Aspen Series Overseas Portfolio................ INSTITUTIONAL SHARES   6,330          140,641
Janus Aspen Series Perkins Mid Cap Value Portfolio... SERVICE SHARES       105,484        2,524,376
Lazard Retirement Emerging Markets Equity Portfolio.. SERVICE SHARES        25,468        2,869,270
MFS(R) International Value Portfolio................. SERVICE CLASS         16,449        2,554,490
MFS(R) Investors Growth Stock Series................. SERVICE CLASS            759          122,332
MFS(R) Investors Trust Series........................ SERVICE CLASS            450           70,603
MFS(R) Utilities Series.............................. INITIAL CLASS          2,414          105,532
Multimanager Aggressive Equity....................... CLASS B               21,495        2,757,374
Multimanager Core Bond............................... CLASS A              733,764        9,760,130
Multimanager Core Bond............................... CLASS B               14,251        2,394,348
Multimanager International Equity.................... CLASS B                9,974        2,204,691
Multimanager Large Cap Core Equity................... CLASS B                1,868          409,734
Multimanager Large Cap Value......................... CLASS A                  341            4,076
Multimanager Large Cap Value......................... CLASS B                7,345        1,782,070
Multimanager Mid Cap Growth.......................... CLASS B                2,931          899,133
Multimanager Mid Cap Value........................... CLASS B                7,105        1,650,815
Multimanager Multi-Sector Bond....................... CLASS B               12,528        1,697,388
Multimanager Small Cap Growth........................ CLASS B               50,860        2,114,670
Multimanager Small Cap Value......................... CLASS B                3,407        1,047,362
Multimanager Technology.............................. CLASS B                9,039        2,840,926
Mutual Shares Securities Fund........................ CLASS 2                1,651          246,620
PIMCO CommodityRealReturn(R) Strategy Portfolio...... ADVISOR CLASS          7,700          792,734
PIMCO Real Return Portfolio.......................... ADVISOR CLASS         17,307        2,000,230
PIMCO Total Return Portfolio......................... ADVISOR CLASS         35,970        4,177,966
T. Rowe Price Equity Income Portfolio - II........... CLASS II               3,791          582,489
Templeton Developing Markets Securities Fund......... CLASS 2              153,840       16,492,236
Templeton Global Bond Securities Fund................ CLASS 2              160,385       19,552,142
Templeton Growth Securities Fund..................... CLASS 2                2,272          349,393
UIF Emerging Markets Debt Portfolio.................. CLASS I                6,367          171,384
Van Eck VIP Emerging Markets Fund.................... INITIAL CLASS         60,050        1,563,646
Van Eck VIP Global Hard Assets Fund.................. CLASS S SHARES         9,833        1,091,336
Van Eck VIP Global Hard Assets Fund.................. INITIAL CLASS         23,926        1,198,735
Van Eck VIP Unconstrained Emerging Markets Bond Fund. INITIAL CLASS         40,961          870,766

   Except as noted above, it has been determined that there are no other subsequent transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-125

                             FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                    MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm.................................. F-1

Financial Statements:
 Balance Sheets, December 31, 2013 and December 31, 2012................................. F-2
 Statements of Earnings (Loss), Years Ended December 31, 2013, 2012 and 2011............. F-3
 Statements of Comprehensive Income (Loss), Years Ended December 31, 2013, 2012 and 2011. F-4
 Statements of Shareholder's Equity, Years Ended December 31, 2013, 2012 and 2011........ F-5
 Statements of Cash Flows, Years Ended December 31, 2013, 2012 and 2011.................. F-6
 Notes to Financial Statements........................................................... F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

In our opinion, the accompanying balance sheets and the related statements of earnings (loss), of comprehensive income (loss), of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America ("the Company") at December 31, 2013 and 2012 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 20, 2014

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                BALANCE SHEETS
                          DECEMBER 31, 2013 AND 2012

                                                     2013     2012
                                                   -------- --------
                                                     (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities available for sale, at fair
   value.......................................... $    713 $  2,026
  Mortgage loans on real estate...................       28       45
  Policy loans....................................      142      137
  Other invested assets...........................       84       71
                                                   -------- --------
   Total investments..............................      967    2,279
Cash and cash equivalents.........................      139      151
Amounts due from reinsurers.......................    1,304      158
Deferred policy acquisition costs.................      218      218
Value of business acquired........................       18      103
Deferred cost of reinsurance......................       91       --
Other assets......................................       22       39
Separate Accounts' assets.........................    1,839    1,640
                                                   -------- --------

TOTAL ASSETS...................................... $  4,598 $  4,588
                                                   ======== ========

LIABILITIES
Policyholders' account balances................... $  1,777 $  1,615
Future policy benefits and other policyholders
  liabilities.....................................      323      397
Current and deferred income taxes.................       83      143
Other liabilities.................................       82       52
Separate Accounts' liabilities....................    1,839    1,640
                                                   -------- --------
   Total liabilities..............................    4,104    3,847
                                                   -------- --------

Commitments and contingent liabilities (Notes 2, 5, 8, 9, and 12)

SHAREHOLDER'S EQUITY
Common Stock, $1.00 par value; 5.0 million shares
authorized, 2.5 million issued and outstanding....        2        2
Capital in excess of par value....................      315      516
Retained earnings.................................      169      141
Accumulated other comprehensive income (loss).....        8       82
                                                   -------- --------
   Total shareholder's equity.....................      494      741
                                                   -------- --------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY........ $  4,598 $  4,588
                                                   ======== ========

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                         STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                               2013    2012    2011
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income.......................... $  131  $  117  $  123
Premiums.....................................     25      32      42
Net investment income (loss):
  Investment income (loss) from derivatives..      8      --      --
  Other investment income (loss).............     84     110     116
                                              ------  ------  ------
   Net investment income (loss)..............     92     110     116
Investment gains (losses), net:
  Total other-than-temporary impairment
   losses....................................     (6)     (7)     (2)
                                              ------  ------  ------
   Net impairment losses recognized..........     (6)     (7)     (2)
  Other investment gains (losses), net.......     74       2       1
                                              ------  ------  ------
     Total investment gains (losses), net....     68      (5)     (1)
                                              ------  ------  ------
Equity in earnings (loss) of
  AllianceBernstein..........................      5       2      (2)
Other income (loss)..........................      5       5       6
Increase (decrease) in the fair value of the
  reinsurance contract asset.................     (7)     (2)      7
                                              ------  ------  ------
     Total revenues..........................    319     259     291
                                              ------  ------  ------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits......................     78     103      96
Interest credited to policyholders' account
  balances...................................     65      61      61
Compensation and benefits....................     32      25      30
Commissions..................................     80      38      33
Amortization of deferred policy acquisition
  costs and value of business acquired.......     21     (27)    (12)
Capitalization of deferred policy
  acquisition costs..........................    (81)    (31)    (25)
Amortization of deferred cost of reinsurance.      4      --      --
Rent expense.................................      2       2       3
Other operating costs and expenses...........     74      44      29
                                              ------  ------  ------
     Total benefits and other deductions.....    275     215     215
                                              ------  ------  ------
Earnings (loss), before income taxes.........     44      44      76
Income tax (expense) benefit.................    (16)     (6)      1
                                              ------  ------  ------

Net Earnings (Loss).......................... $   28  $   38  $   77
                                              ======  ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                   STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                                        2013  2012  2011
                                                       -----  ----- -----
                                                         (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
  Net earnings (loss)................................. $  28  $  38 $  77
                                                       -----  ----- -----

   Other comprehensive income (loss), net of
   income taxes:
     Change in unrealized gains (losses), net of
       reclassification adjustment....................   (74)    27    10
                                                       -----  ----- -----
       Total other comprehensive income (loss),
         net of income taxes..........................   (74)    27    10
                                                       -----  ----- -----

Comprehensive Income (Loss)........................... $ (46) $  65 $  87
                                                       =====  ===== =====

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                      STATEMENTS OF SHAREHOLDER'S EQUITY
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                                    2013    2012   2011
                                                   ------  ------ ------
                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY
  Common stock, at par value, beginning and end
   of year........................................ $    2  $    2 $    2
                                                   ------  ------ ------

  Capital in excess of par value, beginning of
   year...........................................    516     515    514
  Return of capital...............................   (200)     --     --
  Changes in capital in excess of par value.......     (1)      1      1
                                                   ------  ------ ------
  Capital in excess of par value, end of year.....    315     516    515
                                                   ------  ------ ------

  Retained earnings, beginning of year............    141     103     26
  Net earnings (loss).............................     28      38     77
                                                   ------  ------ ------
  Retained earnings, end of year..................    169     141    103
                                                   ------  ------ ------

  Accumulated other comprehensive income (loss),
   beginning of year..............................     82      55     45
  Other comprehensive income (loss)...............    (74)     27     10
                                                   ------  ------ ------
  Accumulated other comprehensive income (loss),
   end of year....................................      8      82     55
                                                   ------  ------ ------

  TOTAL SHAREHOLDER'S EQUITY, END OF YEAR......... $  494  $  741 $  675
                                                   ======  ====== ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                           STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                                    2013    2012    2011
                                                   ------  ------  -----
                                                       (IN MILLIONS)
Net earnings (loss)............................... $   28  $   38  $  77
Adjustments to reconcile net earnings (loss) to
  net cash provided by (used in) operating
  activities:
  Interest credited to policyholders' account
   balances.......................................     65      61     61
  Universal life and investment-type product
   policy fee income..............................   (131)   (117)  (123)
  (Income) loss from derivative instruments.......     (8)     --     --
  Change in accrued investment income.............      3       2      1
  Investment (gains) losses, net..................    (68)      5      1
  Change in deferred policy acquisition costs and
   value of business acquired.....................    (60)    (58)   (37)
  Change in the fair value of the reinsurance
   contract asset.................................      7       2     (7)
  Change in future policy benefits................    (18)     (5)     3
  Change in other policyholders liabilities.......     (2)      5     (3)
  Change in current and deferred income taxes.....    (20)     (1)    15
  Provision for depreciation and amortization.....      7       5      3
  Dividend from AllianceBernstein.................      4       3      4
  Amortization of deferred reinsurance costs......      4      --     --
  Cash transferred as result of reinsurance
   agreement with Protective Life.................    (74)     --     --
  Other, net......................................     36      11    (18)
                                                   ------  ------  -----

Net cash provided by (used in) operating
  activities......................................   (227)    (49)   (23)
                                                   ------  ------  -----

Cash flows from investing activities:
  Maturities and repayments of fixed maturities
   and mortgage loans.............................    290     139    156
  Sales of investments............................    111      60     16
  Purchases of investments........................   (251)   (134)  (190)
  Cash settlements related to derivative
   instruments....................................     (4)     --     --
  Other, net......................................     19      (8)    (5)
                                                   ------  ------  -----

Net cash provided by (used in) investing
  activities......................................    165      57    (23)
                                                   ------  ------  -----

Cash flows from financing activities:
  Policyholders' account balances:
   Deposits.......................................    279     148    156
   Withdrawals and transfers to Separate Accounts.    (41)    (66)  (141)
  Change in collateralized pledged liabilities....     12      --     --
  Return of capital...............................   (200)     --     --
                                                   ------  ------  -----

Net cash provided by (used in) financing
  activities......................................     50      82     15
                                                   ------  ------  -----

Change in cash and cash equivalents...............    (12)     90    (31)
Cash and cash equivalents, beginning of year......    151      61     92
                                                   ------  ------  -----

Cash and Cash Equivalents, End of Year............ $  139  $  151  $  61
                                                   ======  ======  =====

Supplemental cash flow information:
  Interest paid................................... $   --  $   --  $   1
                                                   ======  ======  =====

Schedule of non-cash financing activities:
  Shared-based Programs........................... $   --  $    1  $   2
                                                   ======  ======  =====

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1) ORGANIZATION

   MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance company. MLOA's primary business is providing life insurance products to both individuals and businesses. Effective October 1, 2013, MLOA is a wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   On October 1, 2013, AXA Financial and AEFS completed the sale of the stock of MONY Life Insurance Company ("MONY Life") and the reinsurance of an in-force book of life insurance and annuity policies written primarily prior to 2004 by MLOA to Protective Life Insurance Company ("Protective Life"). Prior to the close, MONY Life's subsidiaries, including MLOA, were distributed to AEFS. MLOA transferred and ceded assets to Protective Life equal to $1,308 million, net of ceding commission of $370 million for consideration of the transfer of liabilities amounting to $1,374 million in connection with the reinsurance agreement. As a result of the reinsurance agreement MLOA recorded a deferred cost of reinsurance asset amounting to $95 million which is amortized over the life of the underlying reinsured policies. Refer to the table below for a detailed description of assets and liabilities transferred, ceded and written off as a result of the reinsurance agreement with Protective Life on October 1, 2013.

                  Calculation of deferred cost of reinsurance
                                 (In Millions)

TRANSFERRED OR CEDED ASSETS (NET OF CEDING
COMMISSION):
  Fixed Maturities........................... $  1,102
  Cash.......................................       74
  Policy loans...............................      132
                                              --------
   TOTAL ASSETS TRANSFERRED OR CEDED (NET OF
     CEDING COMMISSION)...................... $  1,308
                                              --------

TRANSFERRED LIABILITIES:
  Future policyholder benefits and other
   policyholders liabilities................. $  1,334
  Amounts due to reinsurer...................       40
                                              --------
   TOTAL LIABILITIES TRANSFERRED............. $  1,374
                                              --------

ACCELERATED AMORTIZATION OF ASSETS AND
LIABILITIES AS PART OF THE REINSURANCE
AGREEMENT:
  Value of business acquired................. $    117
  Deferred policy acquisition costs..........       71
  Initial Fee Liability......................      (27)
                                              --------
   NET ACCELERATED AMORTIZATION OF ASSETS
     AND LIABILITIES......................... $    161
                                              --------

DEFERRED COST OF REINSURANCE................. $     95
                                              ========

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation

   The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the financial position of MLOA and its results of operations and cash flows for the periods presented.

   The years "2013", "2012" and "2011" refer to the years ended December 31, 2013, 2012 and 2011, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In February 2013, the Financial Accounting Standards Board ("FASB") issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income (loss) ("AOCI"). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance was effective for interim and annual periods beginning after December 31, 2012. Implementation of this guidance did not have a material impact on MLOA's financial statements. These new disclosures have been included in the Notes to MLOA's financial statements, as appropriate.

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. This guidance was effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Implementation of this guidance did not have a material impact on MLOA's financial statements. These new disclosures have been included in the Notes to MLOA's financial statements, as appropriate.

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted for certain companies. Implementation of this guidance did not have a material impact on MLOA's financial statements.

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, MLOA currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the statement of earnings (loss).

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011, with early adoption prohibited. Implementation of this guidance did not have a material impact on MLOA's financial statements. These new disclosures have been included in the Notes to MLOA's financial statements, as appropriate.

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

      . Consider the receivable impaired when calculating the allowance for credit losses; and

      . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on MLOA's financial statements. These new disclosures have been included in the Notes to MLOA's financial statements, as appropriate.

   Future Adoption of New Accounting Pronouncements

   In July 2013, the FASB issued new guidance on the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The amendments in this guidance state that an unrecognized tax benefit, or a portion thereof, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. An exception to this guidance would be where a net operating loss carryforward or similar tax loss or credit carryforward would not be available under the tax law to settle any additional income taxes that would result from the disallowance of a tax position, or the tax law does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose. In such a case, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This guidance is effective for interim and annual periods beginning after December 15, 2013. Management does not expect implementation of this guidance will have a material impact on MLOA's financial statements.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   MLOA determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships and joint venture interests that MLOA has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of variable interest entities ("VIE") are consolidated. Those that MLOA does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported in Other assets. MLOA records its interest in certain of these partnerships on a one quarter lag basis.

   Equity securities, which include common stock and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in Other invested assets with changes in fair value reported in OCI.

   Units in AllianceBernstein L.P. ("AllianceBernstein"), a subsidiary of AXA Financial, are carried on the equity method and reported in Other invested assets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities and mortgage-backed securities, are reported in the financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by MLOA include equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." MLOA nets the fair value of all derivative financial instruments with counterparties for which a standardized "ISDA Master Agreement" and related Credit Support Annex ("CSA") have been executed. MLOA uses derivatives to manage asset/liability risk but has not designated those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of MLOA freestanding derivative positions, including net receipts and payments, are included in "Investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

   MLOA is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, MLOA assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on MLOA's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2013 and 2012, the carrying values of commercial mortgage loans on real estate that had been classified as nonaccrual loans were $6 million and $6 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by MLOA are accounted for as a separate component of AOCI, net of related deferred income taxes and amounts attributable to DAC and value of business acquired ("VOBA") related to variable life and investment-type products.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   MLOA defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, MLOA often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, MLOA either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Recognition of Insurance Income and Related Expenses

   Premiums from variable life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   DAC and VOBA

   DAC. Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   VOBA. VOBA, which arose from MLOA's 2004 acquisition by AXA Financial, was established in accordance with purchase accounting guidance for business combinations. VOBA is the actuarially determined present value of estimated future gross profits from insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (up to 50 years from the date of issue) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

   AMORTIZATION POLICY. For universal life ("UL") and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC and VOBA are amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in shareholders' equity as of the balance sheet date.

   A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC and VOBA amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance.

   Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2013, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance was 9.0% (7.83% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (13.83% net of product weighted average Separate Account fees) and 0.0% (-1.17% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. At December 31, 2013, current projections of future average gross market returns assume a 0.0% annualized return for the next nine quarters, which is the minimum limitation, grading to a reversion to the mean of 9.0% in eleven quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment-type products relate to contract persistency and General Account investment spread.

   Prior to the reinsurance agreement with Protective Life, DAC and VOBA associated with non-participating traditional life policies were amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums were estimated at the date of policy issue and were consistently applied during the life of the contracts. Deviations from estimated experience were reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally were for the total life of the policy. DAC and VOBA related to these policies were subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency existed, DAC and VOBA were reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeded the DAC balance, the reserve for future policy benefits was increased by the excess, reflected in earnings (loss) in the period such deficiency occurred.

   Deferred Cost of or Gain on Reinsurance

   The cost of or gain on reinsurance at the inception of a coinsurance treaty, defined as the difference between the initial coinsurance premium paid and the amount of the net liabilities relating to the underlying reinsured policies in accordance with the reinsurance agreement, net of the ceded commission received is deferred and amortized over the lives of the underlying policies.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   MLOA had issued certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. MLOA also had issued certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   In connection with the reinsurance agreement with Protective Life, MLOA has reinsured 100% of the risk associated with GMDB and GMIB variable annuity products.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances were calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Separate Accounts

   Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of two Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the statements of earnings (loss). For 2013, 2012 and 2011, investment results of such Separate Accounts were gains (losses) of $256 million, $196 million and $(49) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   MLOA reports the General Account's interests in Separate Accounts as other invested assets in the balance sheets.

   Other Accounting Policies

   AXA Financial and certain of its consolidated subsidiaries, including MLOA, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities classified as AFS; no equity securities were classified as AFS.

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS      GROSS
                                              AMORTIZED  UNREALIZED UNREALIZED               OTTI
                                                COST       GAINS      LOSSES   FAIR VALUE IN AOCI/(3)/
                                              ---------- ---------- ---------- ---------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate.................................. $      608  $      33   $      8 $      633    $     --
  U.S. Treasury, government and agency.......         34         --         --         34          --
  States and political subdivisions..........          6         --         --          6          --
  Commercial mortgage-backed.................         46          1         23         24           1
  Redeemable preferred stock.................         18         --          2         16          --
                                              ----------  ---------   -------- ----------    --------

Total at December 31, 2013................... $      712  $      34   $     33 $      713    $      1
                                              ==========  =========   ======== ==========    ========

December 31, 2012:
------------------
Fixed Maturity Securities:
  Corporate.................................. $    1,553  $     167   $      1 $    1,719    $     --
  U.S. Treasury, government and agency.......        106          7         --        113          --
  States and political subdivisions..........         25          3         --         28          --
  Foreign governments........................          2         --         --          2          --
  Commercial mortgage-backed.................         57          5         27         35           2
  Residential mortgage-backed/(1)/...........         19          1         --         20          --
  Asset-backed/(2)/..........................          9          2         --         11          --
  Redeemable preferred stock.................         97          2          1         98          --
                                              ----------  ---------   -------- ----------    --------

Total at December 31, 2012................... $    1,868  $     187   $     29 $    2,026    $      2
                                              ==========  =========   ======== ==========    ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2013 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                 AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2013

                                              AMORTIZED
                                                COST    FAIR VALUE
                                              --------- ----------
                                                 (IN MILLIONS)
Due in one year or less...................... $     102  $     104
Due in years two through five................       184        198
Due in years six through ten.................       302        311
Due after ten years..........................        60         60
                                              ---------  ---------
   Subtotal..................................       648        673
Commercial mortgage-backed securities........        46         24
                                              ---------  ---------
Total........................................ $     694  $     697
                                              =========  =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2013, 2012 and 2011:

                                                   December 31,
                                              ----------------------
                                                2013     2012   2011
                                              --------  -----  -----
                                                   (IN MILLIONS)
Proceeds from sales/(1)/..................... $  1,200  $  13  $  20
                                              ========  =====  =====
Gross gains on sales/(2)/.................... $     84  $   2  $   1
                                              ========  =====  =====
Gross losses on sales/(3)/................... $      9  $  --  $   1
                                              ========  =====  =====
Total OTTI................................... $     (6) $  (7) $  (2)
Non-credit losses recognized in OCI..........       --     --     --
                                              --------  -----  -----
Credit losses recognized in earnings (loss).. $     (6) $  (7) $  (2)
                                              ========  =====  =====

  /(1)/Includes $1,090 million of transfer of assets to Protective Life. /(2)/Includes $81 million of gross gains from assets transferred to
       Protective Life.
  /(3)/Includes $6 million of gross losses from assets transferred to Protective Life.

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.

             FIXED MATURITY SECURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2013    2012
                                              ------  ------
                                               (IN MILLIONS)
Balances at January 1,....................... $  (72) $  (74)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................     18       9
Recognized impairments on securities
  impaired to fair value this period/(1)/....     --      --
Impairments recognized this period on
  securities not previously impaired.........     (6)     (6)
Additional impairments this period on
  securities previously impaired.............     --      (1)
Increases due to passage of time on
  previously recorded credit losses..........     --      --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................     --      --
                                              ------  ------
Balances at December 31,..................... $  (60) $  (72)
                                              ======  ======

  /(1)/Represents circumstances where MLOA determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                               DECEMBER 31,
                                               -------------
                                                2013   2012
                                               -----  ------
                                               (IN MILLIONS)
AFS Securities:
  Fixed maturity securities:
   With OTTI loss............................. $  (4) $    2
   All other..................................     5     156
                                               -----  ------
Net Unrealized (Gains) Losses................. $   1  $  158
                                               =====  ======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll forward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

  NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITY SECURITIES WITH OTTI LOSSES

                                                                                              AOCI GAIN
                                                                                                (LOSS)
                                              NET UNREALIZED                   DEFERRED       RELATED TO
                                                  GAINS                         INCOME      NET UNREALIZED
                                               (LOSSES) ON                     TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC AND VOBA   (LIABILITY)   GAINS (LOSSES)
                                              --------------  -------------  -------------  --------------
                                                                      (IN MILLIONS)
BALANCE, JANUARY 1, 2013.....................   $          2  $          (1) $          --    $          1
Net investment gains (losses) arising during
  the period.................................             (5)            --             --              (5)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             (1)            --             --              (1)
   Excluded from Net earnings (loss)/(1)/....             --             --             --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC and VOBA..............................             --            (48)            --             (48)
   Deferred income taxes.....................             --             --             19              19
                                                ------------  -------------  -------------    ------------
BALANCE, DECEMBER 31, 2013...................   $         (4) $         (49) $          19    $        (34)
                                                ============  =============  =============    ============

BALANCE, JANUARY 1, 2012.....................   $         (5) $           1  $           2    $         (2)
Net investment gains (losses) arising during
  the period.................................              6             --             --               6
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              1             --             --               1
   Excluded from Net earnings (loss)/(1)/....             --             --             --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC and VOBA..............................             --             (2)            --              (2)
   Deferred income taxes.....................             --             --             (2)             (2)
                                                ------------  -------------  -------------    ------------
BALANCE, DECEMBER 31, 2012...................   $          2  $          (1) $          --    $          1
                                                ============  =============  =============    ============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                               AOCI GAIN
                                                                                                 (LOSS)
                                              NET UNREALIZED                    DEFERRED       RELATED TO
                                                  GAINS                          INCOME      NET UNREALIZED
                                               (LOSSES) ON                      TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC AND VOBA    (LIABILITY)   GAINS (LOSSES)
                                              --------------  -------------  --------------  --------------
                                                                      (IN MILLIONS)
BALANCE, JANUARY 1, 2013.....................   $        156  $         (31) $          (44) $           81
Net investment gains (losses) arising during
  the period.................................            (84)            --              --             (84)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            (67)            --              --             (67)
   Excluded from Net earnings (loss)/(1)/....             --             --              --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC and VOBA..............................             --             91              --              91
   Deferred income taxes.....................             --             --              21              21
                                                ------------  -------------  --------------  --------------
BALANCE, DECEMBER 31, 2013...................   $          5  $          60  $          (23) $           42
                                                ============  =============  ==============  ==============

BALANCE, JANUARY 1, 2012.....................   $        115  $         (27) $          (31) $           57
Net investment gains (losses) arising during
  the period.................................             37             --              --              37
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........              4             --              --               4
Impact of net unrealized investment gains
  (losses) on:
   DAC and VOBA..............................             --             (4)             --              (4)
   Deferred income taxes.....................             --             --             (13)            (13)
                                                ------------  -------------  --------------  --------------
BALANCE, DECEMBER 31, 2012...................   $        156  $         (31) $          (44) $           81
                                                ============  =============  ==============  ==============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 143 issues at December 31, 2013 and the 76 issues at December 31, 2012 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ---------------------  ---------------------  ---------------------
                                                           GROSS                  GROSS                  GROSS
                                                         UNREALIZED             UNREALIZED             UNREALIZED
                                              FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                              ---------- ----------  ---------- ----------  ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2013
-----------------
Fixed Maturity Securities:
  Corporate.................................. $      109  $      (6)  $      38 $       (2)  $     147  $      (8)
  U.S. Treasury, government and agency.......         21         --          --         --          21         --
  States and political subdivisions..........          1         --          --         --           1         --
  Commercial mortgage-backed.................         13        (13)          8        (10)         21        (23)
  Redeemable preferred stock.................          8         (2)         --         --           8         (2)
                                              ----------  ---------   --------- ----------   ---------  ---------

Total........................................ $      152  $     (21)  $      46 $      (12)  $     198  $     (33)
                                              ==========  =========   ========= ==========   =========  =========

                                               LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ---------------------  ---------------------  ---------------------
                                                           GROSS                  GROSS                  GROSS
                                                         UNREALIZED             UNREALIZED             UNREALIZED
                                              FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                              ---------- ----------  ---------- ----------  ---------- ----------
                                                                         (IN MILLIONS)

December 31, 2012
-----------------
Fixed Maturity Securities:
  Corporate..................................  $      44  $      --   $      14  $      (1)  $      58  $      (1)
  U.S. Treasury, government and agency.......          1         --          --         --           1         --
  Foreign governments........................         --         --           2         --           2         --
  Commercial mortgage-backed.................         --         (1)         26        (26)         26        (27)
  Redeemable preferred stock.................         14         --          30         (1)         44         (1)
                                               ---------  ---------   ---------  ---------   ---------  ---------

Total........................................  $      59  $      (1)  $      72  $     (28)  $     131  $     (29)
                                               =========  =========   =========  =========   =========  =========

   MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 2.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2013 and 2012 were $27 million and $27 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2013 and 2012, respectively, approximately $60 million and $125 million, or 8.4% and 6.7%, of the $712 million and $1,868 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $22 million and $17 million at December 31, 2013 and 2012, respectively.

   MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio before September 30, 2013 included residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically had clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2013 and 2012, respectively, MLOA owned $0 million and $0 million in RMBS backed by subprime residential mortgage loans. RMBS backed by subprime residential mortgages were fixed income investments supporting General Account liabilities.

   At December 31, 2013, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $2 million.

   Valuation Allowances for Mortgage Loans:

   Allowances for credit losses for mortgage loans in 2013, 2012 and 2011 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                               2013      2012    2011
                                              ------    ------  ------
                                                  (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    4    $    3  $    2
   Charge-offs...............................     --        --      --
   Recoveries................................     (1)       --      --
   Provision.................................     --         1       1
                                                ------   ------  ------
Ending Balance, December 31,................. $    3    $    4  $    3
                                                ======   ======  ======

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $    3    $    4  $    3
                                                ======   ======  ======

   There were no allowances for credit losses for agricultural mortgage loans in 2013, 2012 and 2011.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the loan-to-value and debt service coverage ratio for commercial mortgage loans at December 31, 2013, and 2012, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2013

                                                         DEBT SERVICE COVERAGE RATIO
                                              -------------------------------------------------
                                                                                         LESS    TOTAL
                                               GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO  THAN   MORTGAGE
                                              THAN 2.0X  2.0X    1.8X    1.5X    1.2X    1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- ------- ------- ------- ------- --------
                                                                    (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $     -- $    --  $   16 $    -- $    -- $    -- $     16
  50% - 70%..................................        --      --      --       6      --      --        6
  70% - 90%..................................        --      --      --      --      --      --       --
  90% plus...................................         9      --      --      --      --      --        9
                                               -------- -------  ------ ------- ------- ------- --------

Total Commercial Mortgage Loans..............  $      9 $    --  $   16 $     6 $    -- $    -- $     31
                                               ======== =======  ====== ======= ======= ======= ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2012

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                          Less    Total
                                               Greater  1.8x to 1.5x to 1.2x to 1.0x to   than   Mortgage
                                              than 2.0x  2.0x    1.8x    1.5x    1.2x     1.0x    Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- ------- ------- -------- ------- --------
Commercial Mortgage Loans/(1)/                                       (In Millions)
  0% - 50%...................................   $     4 $    -- $    17  $   -- $     12 $    --  $    33
  50% - 70%..................................        --      --      --       6       --      --        6
  70% - 90%..................................        --      --      --      --       --      --       --
  90% plus...................................        10      --      --      --       --      --       10
                                                ------- ------- -------  ------ -------- -------  -------

Total Commercial Mortgage Loans..............   $    14 $    -- $    17  $    6 $     12 $    --  $    49
                                                ======= ======= =======  ====== ======== =======  =======

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2013 and 2012, respectively.

              AGE ANALYSIS OF PAST DUE COMMERCIAL MORTGAGE LOANS

                                                                                                             RECORDED
                                                                                                            INVESTMENT
                                                                                             TOTAL    (GREATER THAN) 90 DAYS
                                              30-59 60-89      90 DAYS                     FINANCING           AND
                                              DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT RECEIVABLES        ACCRUING
                                              ----- ----- ----------------- ----- ------- ----------- ----------------------
                                                                              (IN MILLIONS)
DECEMBER 31, 2013
-----------------

Total Commercial
  Mortgage Loans............................. $  -- $  --          $     -- $  --  $   31  $       31             $       --
                                              ===== =====          ======== =====  ======  ==========             ==========

December 31, 2012
-----------------

Total Commercial Mortgage Loans.............. $  -- $  --          $     -- $  --  $   49  $       49             $       --
                                              ===== =====          ======== =====  ======  ==========             ==========

   The following table provides information relating to impaired loans at December 31, 2013 and 2012, respectively.

                     COMMERCIAL MORTGAGE LOANS -- IMPAIRED

                                                          UNPAID                  AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL   RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE   ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- --------- ----------  --------------  ----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2013
-----------------

  With no related allowance recorded......... $       --  $     -- $       --     $        --  $       --
  With related allowance recorded............ $        9  $      9 $       (3)    $        10  $       --

December 31, 2012
-----------------

  With no related allowance recorded......... $       --  $     -- $       --     $        --  $       --
  With related allowance recorded............ $       10  $     10 $       (4)    $        10  $       --

  /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Investments

   MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2013 and 2012 were $1 million and $2 million, respectively.

   The following table presents MLOA's investment in 2.6 million units in AllianceBernstein, an affiliate, which is included in Other invested assets:

                                               2013   2012
                                              -----  -----
                                              (IN MILLIONS)

Balance at January 1,........................ $  69  $  72
Equity in net earnings (loss)................     5      2
Impact of repurchase/issuance of
  AllianceBernstein Units....................    --     (2)
Dividends received...........................    (4)    (3)
                                              -----  -----
Balance at December 31,...................... $  70  $  69
                                              =====  =====

   The tables below detail the condensed balance sheets and statements of earnings (loss) of AllianceBernstein and MLOA's equity investment and equity in earnings (loss) of AllianceBernstein.

                                              DECEMBER 31,
                                              -------------
                                               2013   2012
                                              ------ ------
                                              (IN MILLIONS)
BALANCE SHEETS:
Total Assets................................. $7,386 $8,115
                                              ====== ======
Total Liabilities............................  3,316  4,312
Total Partners' Capital......................  4,070  3,803
                                              ------ ------
  Total Liabilities and Partners' Capital.... $7,386 $8,115
                                              ====== ======
MLOA's Equity investment in AllianceBernstein $   70 $   69
                                              ====== ======

                                               2013   2012   2011
                                              ------ ------ ------
                                                  (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS):
Total revenues............................... $2,915 $2,737 $2,750
                                              ------ ------ ------
Total Expenses...............................  2,351  2,534  2,958
                                              ------ ------ ------
  Net Earnings (Loss)........................ $  518 $  189 $ (175)
                                              ====== ====== ======
MLOA's Equity in earnings (loss) of
  AllianceBernstein.......................... $    5 $    2 $   (2)
                                              ====== ====== ======

   Derivatives and Offsetting Assets and Liabilities

   MLOA uses derivatives for asset/liability risk management primarily to reduce exposures to equity market risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the State of Arizona Insurance Department ("AID"). Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   MLOA uses equity index options on the S&P 500, Russell 2000, Morgan Stanley Capital International ("MSCI"), Europe, Australasia and Far East ("EAFE"), for the purpose of hedging crediting rate exposure in its Market Stabilizer Option(R) ("MSO") in the MLOA's variable life insurance products and Indexed Universal Life ("IUL") insurance products. This involves entering into a package of calls and/or put options whose payoff mimics the crediting rate embedded in individual segments of the products.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to MLOA if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates MLOA would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in over-the-counter ("OTC") derivative transactions, MLOA generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements. MLOA further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   The tables below present quantitative disclosures about MLOA's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY

                                                             FAIR VALUE
                                                       -----------------------
                                                                               GAINS (LOSSES)
                                              NOTIONAL    ASSET     LIABILITY    REPORTED IN
                                               AMOUNT  DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                              -------- ----------- ----------- ---------------
                                                                (IN MILLIONS)
AT OR FOR THE YEAR ENDED DECEMBER 31, 2013:
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Options....................................  $   158   $      20  $        6   $           8
                                                                                 -------------
     NET INVESTMENT INCOME (LOSS)............                                                8
                                                                                 -------------

EMBEDDED DERIVATIVES:
  GMIB reinsurance contracts/(2)/............       --          --          --              (7)
  MSO and IUL indexed features/(3)/..........       --          --          14              (8)
                                               -------   ---------  ----------   -------------

Balances, December 31, 2013..................  $   158   $      20  $       20   $          (7)
                                               =======   =========  ==========   =============

At or For the Year Ended December 31, 2012:
Freestanding derivatives:
Equity contracts:/(1)/
  Options....................................  $    29   $       2  $        1   $          --
                                                                                 -------------
     Net investment income (loss)............                                               --
                                                                                 -------------

Embedded derivatives:
  GMIB reinsurance contracts/(2)/............       --           7          --              (2)
                                               -------   ---------  ----------   -------------
  Balances, December 31, 2012................  $    29   $       9  $        1   $          (2)
                                               =======   =========  ==========   =============

  /(1)/Reported in Other invested assets in MLOA's balance sheets. /(2)/Reported in Other assets in MLOA's balance sheets.
  /(3)/MSO and IUL are reported in Future policyholders' benefits and other policyholders' liabilities in the balance sheets.

   The standardized ISDA Master Agreement under which MLOA conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, MLOA will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   Under the ISDA Master Agreement, MLOA generally has executed a CSA with each of its OTC derivative counterparties that require both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of MLOA's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities. MLOA nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2013 and 2012, respectively, MLOA held $12 million and $0 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2013 and 2012 was not material.

   On June 10, 2013, new derivative regulations under Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act went into effect, requiring financial entities, including U.S. life insurers, to clear newly executed OTC interest rate swaps with central clearing houses, and to post larger sums of higher quality collateral, among other provisions. Counterparties subject to these new regulations are required to post initial margin to the clearing house as well as variation margin to cover any daily negative mark-to-market movements in the value of newly executed OTC interest rate swap contracts. Centrally cleared OTC interest rate swap contracts, protected by initial margin requirements and higher quality collateral-eligible assets, are expected to reduce the risk of loss in the event of counterparty default. MLOA has counterparty exposure to the clearing house and its clearing broker for futures and OTC derivative contracts. Since the introduction of these new derivative regulations, there have been no significant impacts from the Company's compliance as existing derivative positions are grandfathered. Similarly, MLOA does not expect the new regulations to materially increase the amount or change the quality of collateral that otherwise would have been imposed directly with its counterparties under CSAs.

   The following table presents information about MLOA's offsetting of financial assets and liabilities and derivative instruments at December 31, 2013.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2013

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                            (IN MILLIONS)
ASSETS
DESCRIPTION
Derivatives:
Equity contracts.............................  $      20   $          6  $            14
                                               ---------   ------------  ---------------
  Total Derivatives, subject to an ISDA
   Master Agreement/(1)/.....................         20              6               14
Other financial instruments..................         70             --               70
                                               ---------   ------------  ---------------
  Other invested assets......................  $      90   $          6  $            84
                                               =========   ============  ===============

LIABILITIES
DESCRIPTION
Derivatives:
Equity contracts.............................  $       6   $          6  $            --
                                               ---------   ------------  ---------------
  Total Derivatives, subject to an ISDA
   Master Agreement/(1)/.....................          6              6               --
Other financial liabilities..................         83             --               83
                                               ---------   ------------  ---------------
  Other liabilities..........................  $      89   $          6  $            83
                                               =========   ============  ===============

  /(1)/There were no derivatives not subject to ISDA Master Agreements at December 31, 2013.

   The following table presents information about MLOA's gross collateral amounts that are not offset in the balance sheets at December 31, 2013.

           GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE BALANCE SHEETS
                             AT DECEMBER 31, 2013

                                                               COLLATERAL (RECEIVED)/HELD
                                                NET AMOUNTS    -------------------------
                                              PRESENTED IN THE  FINANCIAL                   NET
                                               BALANCE SHEETS  INSTRUMENTS      CASH      AMOUNTS
                                              ---------------- -----------     ------     --------
                                                              (IN MILLIONS)
ASSETS
Counterparty A...............................    $           6  $       --     $   (6)    $     --
Counterparty H...............................                1          --         --            1
Counterparty K...............................                2          --         (2)          --
Counterparty L...............................                4          --         (4)          --
                                                 -------------  ----------        ------  --------
  Total Derivatives..........................    $          13  $       --     $  (12)    $      1
Other financial assets.......................               71          --         --           71
                                                 -------------  ----------        ------  --------
OTHER INVESTED ASSETS........................    $          84  $       --     $  (12)    $     72
                                                 =============  ==========        ======  ========

   The following table presents information about MLOA's offsetting of financial assets and liabilities and derivative instruments at 2012.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2012

                                                             Gross
                                                Gross       Amounts       Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                            (In Millions)
ASSETS
Description
Derivatives:
Equity contracts.............................  $       2    $         1     $          1
                                               ---------    -----------     ------------
Total Derivatives, subject to an ISDA Master
  Agreement/(1)/.............................          2              1                1
Other financial instruments..................         70             --               70
                                               ---------    -----------     ------------
  Other invested assets......................  $      72    $         1     $         71
                                               =========    ===========     ============

LIABILITIES
Description
Derivatives:
Equity contracts.............................  $       1    $         1     $         --
                                               ---------    -----------     ------------
Total Derivatives, subject to an ISDA Master
  Agreement/(1)/.............................          1              1               --
Other financial liabilities..................         52             --               52
                                               ---------    -----------     ------------
  Other liabilities..........................  $      53    $         1     $         52
                                               =========    ===========     ============

  /(1)/There were no derivatives not subject to ISDA Master Agreements at December 31, 2012.

   The following table presents information about MLOA's gross collateral amounts that are not offset in the balance sheets at December 31, 2012.

           Gross Collateral Amounts Not Offset in the Balance Sheets
                             At December 31, 2012

                                                               Collateral (Received)/Held
                                                Net Amounts    --------------------------
                                              Presented in the  Financial                     Net
                                                Balance Sheets Instruments      Cash        Amounts
                                              ---------------- -----------   -----------  -----------
                                                                 (In Millions)
ASSETS
Counterparty H...............................                1          --            --            1
                                                  ------------   -----------  ----------- -----------
  Total Derivatives..........................     $          1 $        --   $        --  $         1
Other financial assets.......................               70          --            --           70
                                                  ------------   -----------  ----------- -----------
  Other invested assets......................     $         71 $        --   $        --  $        71
                                                  ============   ===========  =========== ===========

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                               2013   2012    2011
                                              -----  ------  ------
                                                  (IN MILLIONS)
Fixed maturities............................. $  79  $   97  $  102
Mortgage loans on real estate................     2       9      10
Policy loans.................................     6       8       8
Derivative instruments.......................     8      --      --
                                              -----  ------  ------
Gross investment income (loss)...............    95     114     120
Investment expenses..........................    (3)     (4)     (4)
                                              -----  ------  ------
  Net Investment Income (Loss)............... $  92  $  110  $  116
                                              =====  ======  ======

   For 2013, Net investment income (loss) from derivatives included $2 million of realized gains (losses) on contracts closed during those periods and $6 million of unrealized gains (losses) on derivative positions at year end.

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                              2013   2012   2011
                                              ----- -----  -----
                                                 (IN MILLIONS)
Fixed maturities............................. $  67 $  (5) $  (2)
Impact of (repurchase) issuance of
  AllianceBernstein Units....................    --    (2)     2
Mortgage loans on real estate................     1     2     (1)
                                              ----- -----  -----
Investment Gains (Losses), Net............... $  68 $  (5) $  (1)
                                              ===== =====  =====

4) VALUE OF BUSINESS ACQUIRED

   The following table presents MLOA's VOBA asset at December 31, 2013 and 2012:

                                               GROSS     ACCUMULATED
                                              CARRYING   AMORTIZATION
                                               AMOUNT     AND OTHER        NET
                                              -------- ------------       ------
                                                        (IN MILLIONS)
VOBA
----
DECEMBER 31, 2013............................ $    416  $      (398)/(1)/    $18
                                              ========  ===========       ======
December 31, 2012............................ $    416  $      (313)      $  103
                                              ========  ===========       ======

  /(1)/Includes reactivity to unrealized investment gains (losses) and $117 million of accelerated VOBA amortization resulting from the reinsurance agreement with Protective Life which is included in the deferred cost of reinsurance.

   For 2013, 2012 and 2011, amortization (negative amortization) expense related to VOBA was $11 million, $(13) million and $10 million, respectively. VOBA amortization is estimated to range between $1 million and $3 million annually through 2018.

5) FAIR VALUE DISCLOSURES

   Assets measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2013 and 2012, no assets were required to be measured at fair value on a non-recurring basis.

                            FAIR VALUE MEASUREMENTS

                                               LEVEL 1  LEVEL 2 LEVEL 3  TOTAL
                                               -------- ------- ------- --------
                                                         (IN MILLIONS)
DECEMBER 31, 2013
-----------------
ASSETS:
Investments:
  Fixed maturity Securities,
  available-for-sale:
   Corporate.................................. $     --  $  624   $   9 $    633
   U.S. Treasury, government and agency.......       --      34      --       34
   States and political subdivisions..........       --       6      --        6
   Commercial mortgage-backed.................       --      --      24       24
   Redeemable preferred stock.................        8       8      --       16
                                               --------  ------   ----- --------
     Subtotal.................................        8     672      33      713
                                               --------  ------   ----- --------
  Other equity investments....................        1      --      --        1
  Options.....................................       --      14      --       14
Cash equivalents..............................      127      --      --      127
Separate Accounts' assets.....................    1,823      15      --    1,838
                                               --------  ------   ----- --------
   Total Assets............................... $  1,959  $  701   $  33 $  2,693
                                               ========  ======   ===== ========

LIABILITIES:
MSO and IUL indexed features' liability....... $     --  $   14   $  -- $     14
                                               --------  ------   ----- --------
   Total Liabilities.......................... $     --  $   14   $  -- $     14
                                               ========  ======   ===== ========

December 31, 2012
-----------------
Assets:
Investments:
  Fixed maturity Securities,
  available-for-sale:
   Corporate.................................. $     --  $1,684   $  35 $  1,719
   U.S. Treasury, government and agency.......       --     113      --      113
   States and political subdivisions..........       --      28      --       28
   Foreign governments........................       --       2      --        2
   Commercial mortgage-backed.................       --      --      35       35
   Residential mortgage-backed/(1)/...........       --      20      --       20
   Asset-backed/(2)/..........................       --       5       6       11
   Redeemable preferred stock.................       37      61      --       98
                                               --------  ------   ----- --------
     Subtotal.................................       37   1,913      76    2,026
                                               --------  ------   ----- --------
  Other equity investments....................        1      --      --        1
Cash equivalents..............................      145      --      --      145
GMIB reinsurance contracts....................       --      --       7        7
Separate Accounts' assets.....................    1,623      15      --    1,638
                                               --------  ------   ----- --------
   Total Assets............................... $  1,806  $1,928   $  83 $  3,817
                                               ========  ======   ===== ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2013 and 2012, respectively, the fair value of public fixed maturities is approximately $556 million and $1,557 million or approximately 20.6% and 40.9% of MLOA's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts measured at fair value on a recurring basis at December 31, 2012). The fair values of MLOA's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which MLOA maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, MLOA ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, MLOA may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which MLOA's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2013 and 2012, respectively, the fair value of private fixed maturities is approximately $157 million and $469 million or approximately 5.8% and 12.3% of MLOA's total assets measured at fair value on a recurring basis. The fair values of MLOA's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect MLOA's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   At December 31, 2013 and 2012, respectively, investments classified as Level 1 comprise approximately 72.8% and 47.4% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2013 and 2012, respectively, investments classified as Level 2 comprise approximately 26.0% and 50.6% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2012, $20 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors. At December 31, 2013 MLOA did not own any AAA-rated mortgage- and asset-backed securities.

   MLOA currently offers indexed investment options in the IUL product and in the MSO investment option available in some life contracts. These investment options, which depending on the product and on the index selected can currently have 1 or 3 year terms, provide for participation in the performance of specified indices up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2013 and 2012, respectively, investments classified as Level 3 comprise approximately 1.2% and 2.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2012, were approximately $9 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $24 million and $41 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2013 and 2012, respectively. At
   June 30, 2013, MLOA changed its methodology for measuring the fair value of CMBS securities below the senior AAA tranche from a risk-adjusted present value technique to pricing obtained from an independent valuation service vendor as returning liquidity in CMBS markets contributed to the availability of more reliable and representative measures of fair value. In applying the risk-adjusted present value technique in periods prior to June 30, 2013, MLOA adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   Level 3 amounts at December 31, 2012 also include the GMIB reinsurance contract asset which was accounted for as derivative contract. The GMIB reinsurance contract asset's fair value reflected the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios. The valuation of the GMIB reinsurance contract asset incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of MLOA are considered in determining the fair values of its GMIB reinsurance contract asset, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, MLOA made no adjustment to reduce the fair value of its GMIB asset at December 31, 2012 to recognize incremental counterparty non-performance risk.

   In 2013, there were no AFS fixed maturities transferred from Level 2 into the Level 3 or from Level 3 to Level 2 classification.

   In 2012, AFS fixed maturities with fair values of $3 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.4% of total equity at December 31, 2012.

   The table below presents a reconciliation for all Level 3 assets at December 31, 2013 and 2012, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                 COMMERCIAL                     GMIB
                                                                 MORTGAGE-       ASSET-      REINSURANCE
                                                  CORPORATE        BACKED        BACKED       CONTRACTS
                                                -------------  -------------  ------------  ------------
                                                                      (IN MILLIONS)
BALANCE, JANUARY 1, 2013....................... $          35  $          35  $          6  $          7
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            --             --            --            --
     Investment gains (losses), net............             2             (9)            2            --
     Increase (decrease) in the fair value
       of reinsurance contracts................            --             --            --            (7)
                                                -------------  -------------  ------------  ------------
  Subtotal.....................................             2             (9)            2            (7)
                                                -------------  -------------  ------------  ------------
Other comprehensive income (loss)..............            (2)            (1)           (2)           --
Purchases......................................            --             --            --            --
Sales..........................................           (26)            (1)           (6)           --
Transfers into Level 3/(1)/....................            --             --            --            --
                                                -------------  -------------  ------------  ------------
BALANCE, DECEMBER 31, 2013..................... $           9  $          24  $         --  $         --
                                                =============  =============  ============  ============

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                 COMMERCIAL                    GMIB
                                                                 MORTGAGE-       ASSET-     REINSURANCE
                                                  CORPORATE        BACKED        BACKED      CONTRACTS
                                                -------------  -------------  ------------ ------------
                                                                     (IN MILLIONS)

BALANCE, JANUARY 1, 2012....................... $          34  $          29  $          5 $          9
Total gains (losses), realized and
  unrealized included in:
   Earnings (loss) as:
     Net investment income (loss)..............            --             --            --           --
     Investment gains (losses), net............             1             (7)           --           --
     Increase (decrease) in the fair value
       of reinsurance contracts................            --             --            --           (2)
                                                -------------  -------------  ------------ ------------
  Subtotal..................................... $           1  $          (7) $         -- $         (2)
                                                -------------  -------------  ------------ ------------
Other comprehensive income (loss)..............            --             13             1           --
Sales..........................................            (3)            --            --           --
Transfers into Level 3/(1)/....................             3             --            --           --
                                                -------------  -------------  ------------ ------------
BALANCE, DECEMBER 31, 2012..................... $          35  $          35  $          6 $          7
                                                =============  =============  ============ ============

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2013 and 2012 by category for Level 3 assets still held at December 31, 2013 and 2012, respectively.

                                                 EARNINGS (LOSS)
                                                -----------------
                                                    INCREASE
                                                (DECREASE) IN THE
                                                  FAIR VALUE OF
                                                   REINSURANCE
                                                    CONTRACTS      OCI
                                                -----------------  ---
LEVEL 3 INSTRUMENTS
FULL YEAR 2013
STILL HELD AT DECEMBER 31, 2013:
  Change in unrealized gains (losses):
   Fixed maturity securities,
   available-for-sale:
     Commercial mortgage-backed................                --   (2)
     Other fixed maturities,
       available-for-sale......................                --   --
                                                  ---------------  ---
       Total...................................   $            --  $(2)
                                                  ===============  ===

Level 3 Instruments
Full Year 2012
Still Held at December 31, 2012:
  Change in unrealized gains (losses):
   Fixed maturity securities,
   available-for-sale:
     Commercial mortgage-backed................                --   13
     Other fixed maturities,
       available-for-sale......................                --    1
                                                  ---------------  ---
       Subtotal................................   $            --  $14
                                                  ---------------  ---
     GMIB reinsurance contracts................                (2)  --
                                                  ---------------  ---
       Total...................................   $            (2) $14
                                                  ===============  ===

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2012. At December 31, 2013 all Level 3 investments primarily consist of certain debt securities with limited trading activity, including corporate and CMBS instruments. Their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2012

                                Fair       Valuation        Significant Unobservable
                                Value      Technique                 Input                  Range
                                ----- --------------------- ------------------------  -----------------
                                                             (In Millions)
Assets:
Investments:
  Fixed maturity securities,
  available-for- sale:
   Corporate...................  $11  Matrix pricing model           Spread over the
                                                                   industry-specific
                                                               benchmark yield curve  600 bps - 650 bps
-------------------------------------------------------------------------------------------------------

   Commercial mortgage-backed..   35  Discounted Cash flow          Constant default    3.0% - 25.0%
                                                                 rate Probability of        55.0%
                                                                        default Loss        49.0%
                                                              severity Discount rate   3.72% - 13.42%
-------------------------------------------------------------------------------------------------------

   GMIB reinsurance contracts..    7  Discounted Cash flow    Lapse Rates Withdrawal    2.5% - 27.5%
                                                              Rates GMIB Utilization        3.5%
                                                               Rates Non-performance    0.0% - 15.0%
                                                             risk Volatility rates -      13.5 bps
                                                                              Equity    24.0% - 36.0%
-------------------------------------------------------------------------------------------------------

   Excluded from the table above at December 31, 2013 and 2012, are approximately $33 million and $30 million, respectively, Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by MLOA and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 100.0% and 39.5% of total assets classified as Level 3 and represent only 1.2% and 0.8% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in MLOA's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the table above at December 31, 2012 are approximately $11 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 that is determined by application of a matrix pricing model, representing approximately 31.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   At December 31, 2012, commercial mortgage-backed securities classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which MLOA applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities. At December 31, 2013, all CMBS securities were valued using prices obtained from an independent valuation service vendor and therefore were excluded from the quantitative disclosures discussed above.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above were developed using Company data. Validations of unobservable inputs are performed to the extent MLOA has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of MLOA's GMIB reinsurance contract asset were lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset included dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The carrying values and fair values at December 31, 2013 and December 31, 2012 for financial instruments not otherwise disclosed in Note 3 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                 FAIR VALUE
                                              CARRYING -------------------------------
                                               VALUE   LEVEL 1 LEVEL 2 LEVEL 3  TOTAL
                                              -------- ------- ------- ------- -------
                                                           (IN MILLIONS)
DECEMBER 31, 2013
-----------------
Mortgage loans on real estate................  $    28 $    -- $    -- $    28 $    28
Policyholders liabilities: Investment
  contracts..................................      193      --      --     196     196

December 31, 2012
-----------------
Mortgage loans on real estate................  $    45 $    -- $    -- $    46 $    46
Policyholders liabilities: Investment
  contracts..................................      200      --      --     233     233

   Fair values for commercial mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC"), single premium deferred annuities and certain annuities, which are included in Policyholder's account balances, are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk.

6) GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB and GMIB

   MLOA has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB     TOTAL
                                              --------  -------- --------
                                                     (IN MILLIONS)

Balance at January 1, 2011................... $      6  $      2 $      8
  Paid guarantee benefits....................       (2)       --       (2)
  Other changes in reserve...................        3        --        3
                                              --------  -------- --------
Balance at December 31, 2011.................        7         2        9
  Paid guarantee benefits....................       (2)       --       (2)
  Other changes in reserve...................        3        --        3
                                              --------  -------- --------
Balance at December 31, 2012.................        8         2       10
  Paid guarantee benefits....................       (3)       --       (3)
  Other changes in reserve...................       --        --       --
                                              --------  -------- --------
Balance at December 31, 2013................. $      5  $      2 $      7
                                              ========  ======== ========

   Related GMDB reinsurance ceded amounts were:

                                                                          GMDB
                                                                      -------------
                                                                      (IN MILLIONS)

Balance at January 1, 2011...........................................   $         3
  Paid guarantee benefits............................................            --
  Other changes in reserve...........................................             1
                                                                        -----------
Balance at December 31, 2011.........................................             4
  Other changes in reserve...........................................             1
                                                                        -----------
Balance at December 31, 2012.........................................             5
  Paid guarantee benefits............................................            (1)
  Other changes in reserve...........................................             1
                                                                        -----------
Balance at December 31, 2013.........................................   $         5
                                                                        ===========

   The GMIB reinsurance contracts through September 30, 2013 were considered derivatives and were reported at fair value. As a result of the Reinsurance agreement with Protective Life, MLOA reinsured 100% of the insurance risk and benefits associated with the GMIB reinsurance contracts to Protective Life. As a result, MLOA's GMIB reinsurance contracts are no longer considered an embedded derivative and the ceded reserve is calculated on the same basis as the gross reserve. At December 31, 2013 the GMIB reinsurance ceded liability amount totaled $2 million.

   The December 31, 2013 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN OF
                                                PREMIUM    RATCHET   ROLL-UP    COMBO     TOTAL
                                               ---------  --------  ---------  -------  --------
                                                             (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................  $    119  $    192  $     N/A  $    30  $    341
   Separate Accounts..........................  $    321  $    407  $     N/A  $    62  $    790
  Net amount at risk, gross...................  $      2  $     33  $     N/A  $    11  $     46
  Net amount at risk, net of amounts
   reinsured..................................  $     --  $     --  $     N/A  $    --  $     --
  Average attained age of contractholders.....      66.2      66.9        N/A     67.0      66.6
  Percentage of contractholders over age 70...      26.8%     27.5%       N/A     26.7%     27.2%
  Contractually specified interest rates......       N/A       N/A        N/A      5.0%      5.0%

GMIB:
-----
  Account values invested in:
   General Account............................       N/A       N/A  $      30  $   N/A  $     30
   Separate Accounts..........................       N/A       N/A  $      61  $   N/A  $     61
  Net amount at risk, gross...................       N/A       N/A  $       2  $   N/A  $      2
  Net amount at risk, net of amounts
   reinsured..................................       N/A       N/A  $      --  $   N/A  $     --
  Weighted average years remaining until
   annuitization..............................       N/A       N/A        1.5      N/A       1.5
  Contractually specified interest rates......       N/A       N/A        5.0%     N/A       5.0%

   The liabilities for MSO and IUL features, not included above, was $14 million at December 31, 2013, which are accounted for as embedded derivatives. The liabilities for MSO and IUL reflect the present value of expected future payments assuming the segments are held to maturity.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                              DECEMBER 31,
                                              -------------
                                               2013   2012
                                              ------ ------
                                              (IN MILLIONS)
GMDB:
-----
Equity....................................... $  696 $  643
Fixed income.................................     57     73
Balanced.....................................     16     15
Other........................................     21     28
                                              ------ ------
Total........................................ $  790 $  759
                                              ====== ======

GMIB:
-----
Equity....................................... $   52 $   47
Fixed income.................................      8      9
Other........................................      1      3
                                              ------ ------
Total........................................ $   61 $   59
                                              ====== ======

    C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At
   December 31, 2013 and 2012, MLOA had liabilities of $1 million and $1 million, respectively, for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders' liabilities.

7) REINSURANCE

   On October 1, 2013, MLOA entered into an agreement with Protective Life to reinsure an in-force book of life insurance and annuity policies, written primarily prior to 2004. As of December 31, 2013 included in MLOA's balance sheet were Amounts due from reinsurers of $1,207 million (net of ceded policy loans) relating to the reinsurance agreement with Protective Life. During 2013, total premiums ceded to Protective Life were $6 million and policyholder benefits ceded in 2013 were $18 million. As of December 31, 2013 Protective Life is rated AA-. As a result of the reinsurance agreement Protective Life will receive all the benefits from and assumes all the risks from other reinsurance contracts to which MLOA was a party for the block of business reinsured.

   For business not reinsured with Protective Life, MLOA generally reinsures its variable life, interest-sensitive life and term life insurance policies on an excess of retention basis. In 2013, MLOA generally retained up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to-die policies. For amounts issued in excess of those limits MLOA typically obtained reinsurance from unaffiliated third parties. The reinsurance arrangements obligate the reinsurer to pay a portion of any death claim in excess of the amount MLOA retained in exchange for an agreed-upon premium.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2012 was $7 million. The increases (decreases) in fair value were $(2) million and $7 million for 2012 and 2011, respectively.

   At December 31, 2013 and 2012, respectively, reinsurance recoverables related to insurance contracts amounted to $1,304 million and $158 million, of which $51 million in 2013 (not including Protective Life) and $53 million in 2012 related to one specific reinsurer, which is rated AA- with the remainder of the reinsurers rated BBB and above or not rated. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. MLOA evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   The following table summarizes the effect of reinsurance:

                                               2013   2012   2011
                                              -----  -----  -----
                                                 (IN MILLIONS)

Direct premiums.............................. $  72  $  56  $  68
Assumed......................................     1      2      2
Reinsurance ceded............................   (48)   (26)   (28)
                                              -----  -----  -----
Premiums..................................... $  25  $  32  $  42
                                              =====  =====  =====
Variable Life and Investment-type Product
  Policy Fee Income Ceded.................... $  31  $  29  $  31
                                              =====  =====  =====
Policyholders' Benefits Ceded................ $ 125  $  84  $  39
                                              =====  =====  =====

8) RELATED PARTY TRANSACTIONS

   In 2013, MLOA used a portion of the consideration received from the reinsurance agreement with Protective to return $200 million of capital to its parent AEFS and to donate $20 million to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable its subsidiaries and affiliates, including MLOA.

   In August 2012, MLOA sold its entire portfolio of agricultural mortgage loans on real estate to AXA Equitable, an affiliate, in exchange for $42 million dollars in cash. MLOA recorded a pre-tax net realized gain of $3 million related to the sale.

   Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $89 million, $57 million and $54 million for 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, respectively, MLOA reported a $26 million and $23 million payable to AXA Equitable in connection with its service agreement.

   Various AXA affiliates, including MLOA, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. Beginning in 2008 AXA Global Life, in turn, retrocedes a quota share portion of these risks to MLOA on a one-year term basis.

   MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis and reinsured the no lapse guarantee riders through AXA RE Arizona Company.

   During 2013, 2012 and 2011, premiums, claims and expenses assumed and ceded under these agreements were not significant.

   In 2013, 2012 and 2011, respectively, MLOA paid AXA Distribution and its subsidiaries $47 million, $32 million and $24 million of commissions and fees for sales of insurance products. MLOA charged AXA Distribution's subsidiaries $29 million, $25 million and $3 million, respectively, for their applicable share of operating expenses in 2013, 2012 and 2011, pursuant to the Agreements for Services.

   In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2 million, $2 million and $2 million for 2013, 2012 and 2011, respectively.

9) SHARE-BASED COMPENSATION

   Certain employees of AXA Equitable, who perform services on a full-time basis for MLOA, participate in various share-based payment arrangements sponsored by AXA Financial. MLOA was allocated $3 million, $3 million and $1 million of compensation costs, included in Compensation and benefits in the statement of Earnings (Loss), for share-based payment arrangements during 2013, 2012 and 2011, respectively.

10)INCOME TAXES

   A summary of the income tax (expense) benefit in the statements of earnings
   (loss) follows:

                                                2013    2012    2011
                                              -------  ------  ------
                                                   (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $   (90) $   (4) $   39
  Deferred (expense) benefit.................      74      (2)    (38)
                                              -------  ------  ------
Total........................................ $   (16) $   (6) $    1
                                              =======  ======  ======

   The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings (loss), before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                               2013    2012    2011
                                              ------  ------  ------
                                                   (IN MILLIONS)
Tax at statutory rate........................ $  (15) $  (15) $  (26)
Dividends received deduction.................      1       2       2
Tax settlement...............................     --       9       7
Valuation allowance..........................     --      --      19
Prior year adjustment........................     (2)     --      --
Other........................................     --      (2)     (1)
                                              ------  ------  ------
Income Tax (Expense) Benefit................. $  (16) $   (6) $    1
                                              ======  ======  ======

   MLOA recorded an out-of-period adjustment in its financial statements as of and for the year ended December 31, 2013, increasing Current and deferred income taxes and Income tax expense by $2 million. MLOA has concluded the amount is not material.

   MLOA recognized a tax benefit in 2012 of $9 million related to the settlement with the IRS of the audit for tax years 2004 - 2007. The tax benefit for 2011 reflected a benefit in the amount of $19 million related to the determination that the valuation allowance previously established on deferred tax assets related to net operating loss carry forwards was no longer necessary and a $7 million benefit in settlement of refund claims for tax years 1994 - 1997.

   The components of the net deferred income taxes are as follows:

                                              DECEMBER 31, 2013  December 31, 2012
                                              ------------------ ------------------
                                              ASSETS LIABILITIES Assets Liabilities
                                              ------ ----------- ------ -----------
                                                          (IN MILLIONS)
Reserves and reinsurance.....................  $  77     $    --   $ --      $   21
DAC..........................................     --          56     --          46
VOBA.........................................     --           6     --          34
Investments..................................     --          13     --          25
Goodwill and other intangible assets.........     --           9     --           9
Other........................................     --           7      8          --
                                               -----     -------   ----      ------
Total........................................  $  77     $    91   $  8      $  135
                                               =====     =======   ====      ======

   MLOA does not provide income taxes on the undistributed earnings related to its investment in AllianceBernstein units except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2013, $6 million of accumulated undistributed earnings related to its investment in AllianceBernstein units were permanently invested. At existing applicable income tax rates, additional taxes of approximately $2 million would need to be provided if such earnings were remitted.

   At December 31, 2013 and 2012, respectively, the total amount of unrecognized tax benefits were $5 million and $4 million, all of which would affect the effective tax rate.

   MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2013 and 2012 were $0 million and $1 million, respectively. Tax (expense) benefit for 2013 reflected a benefit of $0 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                              2013 2012  2011
                                              ---- ----  -----
                                               (IN MILLIONS)
Balance, beginning of year................... $  4 $ 17  $  16
Additions for tax positions of prior years...    1    1      1
Reductions for tax positions of prior years..   --   (2)    --
Settlements with tax authorities.............   --  (12)    --
                                              ---- ----  -----
Balance, End of Year......................... $  5 $  4  $  17
                                              ==== ====  =====

   In 2012, the IRS concluded its examination of the tax returns of MONY Life and its subsidiaries from the date of its acquisition by AXA Financial in 2004 through 2007. The completion of this examination resulted in the release of $12 million of unrecognized tax benefits for MLOA. It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

11)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on investments that are not reflected in earnings (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              -------------------
                                              2013   2012   2011
                                              ----- ------ ------
                                                 (IN MILLIONS)
Unrealized gains (losses) on investments,
  net of adjustments......................... $   8 $   82 $   55
                                              ----- ------ ------
Total Accumulated Other Comprehensive Income
  (Loss)..................................... $   8 $   82 $   55
                                              ===== ====== ======

   The components of OCI for the past three years follow:

                                                   DECEMBER 31,
                                              ----------------------
                                               2013    2012    2011
                                              ------  ------  ------
                                                   (IN MILLIONS)
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year........................... $  (58) $   28  $   22
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/......    (44)      3       1
                                              ------  ------  ------
Change in net unrealized gains (losses) on
  investments................................   (102)     31      23
Adjustments for DAC and VOBA.................     28      (4)    (13)
                                              ------  ------  ------
Other Comprehensive Income (Loss), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(40) million,
  $15 million and $6 million................. $  (74) $   27  $   10
                                              ======  ======  ======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $24 million, $(2) million and $(1) million for 2013, 2012 and 2011.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the statements of earnings (loss). Amounts presented in the table above are net of tax.

12)LITIGATION

   INSURANCE LITIGATION

   MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   INSURANCE REGULATORY MATTERS

   MLOA is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. MLOA, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, MLOA is under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In addition, a number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the U.S. Social Security Administration's Death Master File or similar database, claims processing and payments to beneficiaries. In December 2012, MLOA received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to MLOA's relevant procedures. MLOA expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, MLOA, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers in the jurisdictions in which MLOA does business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. MLOA, like other life and health insurers, from time to time is involved in such actions and proceedings. Some of these actions and proceedings filed against MLOA have been brought on behalf of various alleged classes of plaintiffs and certain of these plaintiffs seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving MLOA should not have a material adverse effect on the financial position of MLOA. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on MLOA's results of operations in any particular period.

13)STATUTORY FINANCIAL INFORMATION

   MLOA is restricted as to the amounts it may pay as dividends to AEFS. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. This formula would permit MLOA to pay shareholder dividends not greater than $36 during 2014. For 2013, 2012 and 2011, MLOA's statutory net income (loss) was $34 million, $33 million and $35 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $367 million and $295 million at December 31, 2013 and 2012, respectively. There were no shareholder dividends paid to its parent by MLOA in 2013, 2012 and 2011. In 2013, MLOA utilized a portion of the consideration from the reinsurance agreement with Protective Life to return $200 million of surplus to its parent, AEFS.

   At December 31, 2013, MLOA, in accordance with various government and state regulations, had $6 million of securities on deposit with such government or state agencies.

   At December 31, 2013 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the "AID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2013.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily:
   (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting and (j) cost of reinsurance is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

MONY Life Insurance Company of America


SUPPLEMENT DATED MAY 1, 2014 TO PROSPECTUS DATED MAY 1, 2014 FOR INCENTIVE LIFE LEGACY(R) II

--------------------------------------------------------------------------------

This Supplement concerns an additional investment option under our Incentive Life Legacy(R) II policies. The additional investment option is our Market Stabilizer Option(R) (''MSO''), which is available to you, if you have received this Supplement. Any amount that you decide to invest in the MSO would be invested in one of the ''Segments'' of the MSO, each of which has a limited duration (a ''Segment Term'').

The purpose of this Supplement is solely to add to the May 1, 2014 Incentive Life Legacy(R) II Prospectus (''Legacy Prospectus'') a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option(R) prospectus (''MSO Prospectus'') dated May 1, 2014. All of the information in the Legacy Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the Legacy Prospectus) or in the MSO Prospectus.


Accordingly, you should read this Supplement in conjunction with the Legacy Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Legacy Prospectus.

NO TRANSFER CHARGES IN CONNECTION WITH MSO

Although we generally reserve the right to impose up to a $25 charge for transfers under the Incentive Life Legacy(R) II policies, we will never apply this charge for any transfers into or out of the MSO.


Accordingly, the following language is added to footnote 5 on page 8 of the Legacy Prospectus (which appears in the section of that Prospectus entitled ''Tables of policy charges''): Nor will this charge apply to any transfers to or from any Market Stabilizer Option(R) (''MSO'') that we make available as an investment option under a Policy or any transfers to or from any MSO Holding Account. Please refer to the separate prospectus for the MSO (''MSO Prospectus'') for information about the MSO and the related ''Holding Account.''


CHARGES FOR THE MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled ''Periodic charges other than underlying trust portfolio operating expenses'' on page 1 of the Legacy Prospectus:

-----------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES         WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R)
(MSO)/(1)/

  MSO VARIABLE INDEX BENEFIT    On the MSO Segment Start Date           0.75% of policy account value
  CHARGE                                                                allocated

  MSO VARIABLE INDEX SEGMENT    At the beginning of each policy month   Annual% of your Segment Account
  ACCOUNT CHARGE                during the MSO Segment Term             Value 1.65%/(2)/

  MSO LOAN SPREAD/(3)/ FOR      On each policy anniversary (or on loan  2% for Oregon policies
  AMOUNTS OF POLICY LOANS       termination, if earlier)                5% for all other policies/(4)/
  ALLOCATED TO MSO SEGMENT

  MSO EARLY DISTRIBUTION        On surrender or other distribution      75% of Segment Account Value/(5)/
  ADJUSTMENT                    (including loan) from an MSO Segment
                                prior to its Segment Maturity Date
-----------------------------------------------------------------------------------------------------------

(1)Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as ''Segment,''''Segment Term,''''Segment Start Date,''''Segment Account Value'' and ''Early Distribution Adjustment.''
(2)Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.
(3)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The ''spread'' is the difference between the interest rate we charge you on a policy loan and the interest rate we credit to you on the amount of your policy account value that we hold as collateral for the loan. Please refer to the MSO prospectus for more information.
(4)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(5)The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO prospectus for more information about the index and Early Distribution Adjustment.


EVM-110 (11/10)                                                        #612164
NB/IF                                                              Cat# 145363

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any policy account value to the MSO, our procedures for allocating the policy's monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled ''How we allocate charges among your investment options'' on page 8 of the Legacy
Prospectus:

Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO investment option. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy's unloaned guaranteed interest option. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any MSO Segment.) The Charge Reserve Amount at the beginning of any Segment is the estimated amount required to pay all monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the remainder of the Segment Term.

While any of your policy account value is invested in any Segment, we will take all of your policy's monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the unloaned guaranteed interest option, rather than from the investment options from which those charges otherwise would be deducted. If you have insufficient policy account value in the unloaned guaranteed interest option to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from any variable investment options (other than any Segments) that you are then using. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction from any MSO Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts invested in a Segment, and no contrary instructions from you would apply during the Segment Term.

If we have to make any distribution from an MSO Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

Please refer to the MSO Prospectus for detailed information about the above procedures.




                    MONY Life Insurance Company of America

                          1290 Avenue of the Americas
                              New York, NY 10104

   Copyright 2014 AXA Equitable Life Insurance Company. All rights reserved.


Incentive Life Legacy(R) II is issued by MONY Life Insurance Company of America and is a registered trademark of AXA Equitable Life Insurance Company.

                                    PART C

                               OTHER INFORMATION

Item 26. Exhibits

(a)   Board of Directors Resolutions.

      (1) Secretary's Certificate certifying the (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account K, previously filed with this Registration Statement, File No. 333-191149 on
             December 10, 2013.

(b)   Custodian Agreements. Not applicable.

(c)   Underwriting Contracts.

      (1) Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, is incorporated herein by reference to the registration statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

      (2) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (3) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (4) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

      (4)   (a)  First Amendment dated as of August 1, 2006 to General Agent
                 Sales Agreement by and between MONY Life Insurance Company of America and AXA Network incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

      (4)   (b)  Second Amendment dated as of April 1, 2008 to General Agent
                 Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC incorporated herein by reference to Exhibit (d) (ii) to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

      (5) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(d)   Contracts. (Including Riders and Endorsements)

      (1)    Form of Flexible Premium Variable Life Insurance Policy
             (Form 06 - 100 - Return of Premium Jurisdictions), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (2)(i) Form of Flexible Premium Variable Life Insurance Policy
             (Form 06 - 100 - Return of Account Value Jurisdiction), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (2)(ii)Form of Variable Life Insurance Policy (Form 09 - 100), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (3) Form of Children's Term Rider (Form R94-218), incorporated herein by reference to the registration statement on Form N-6 (File
             No. 333-134304) filed on May 19, 2006.

      (4)    Form of Disability Rider - Waiver of Monthly Deductions
             (Form R94-216), previously incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (5)    Form of Option to Purchase Additional Insurance Rider
             (Form R94-204), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (6)(i) Form of Extended No Lapse Guarantee Rider (Form R06-20), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (6)(ii)Form of Extended No Lapse Guarantee Rider (Form R09-20), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (7)(i) Form of Paid Up Death Benefit Guarantee Endorsement
             (Form S.05-30), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (7)(ii)Form of Paid Up No Lapse Guarantee Endorsement (Form S.09-30), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (8) Form of Substitution of Insured Person Rider (Form R94-212), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (9) Form of Accelerated Death Benefit Rider (Form R06-70), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (10) Form of Loan Extension Endorsement (Form S.05-20), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (11) Form of Accelerated Death Benefit for Long-Term Care Services Rider (Form R06-90), incorporated herein by reference to the registration statement on Form N-6 (File No. 333- 134304) filed on May 19, 2006.

      (12) Form of Endorsement (Form S.07-20) incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (13) Form of Charitable Legacy Rider, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (14) Form of Variable Indexed Option Rider (R09-30), incorporated herein by reference to Exhibit (4)(a) to the registration statement on Form S-3 (File No. 333-167938) filed on September 30, 2010.

      (15) Accelerated Death Benefit Rider for Long-Term Care Services Rider (ICC12-R12-10) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103199), filed on April 26, 2012.

      (16) Form of Endorsement (Form S.12-15), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) on April 25, 2013.

      (17) Accelerated Death Benefit for Long-Term Care Benefits Rider (R12-10CT (rev. 9/13)), filed herewith, on April 25, 2013.

      (18) Endorsement applicable to the Guaranteed Interest Account (GIA) Limitation (ICC13-S.13-10), filed herewith, on April 25, 2013.

(e)   Applications.

      (1) Form of Application for Life Insurance (Form AMIGV-2005), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

             (a) Revised Form of Application for Life Insurance (AMIGV-2005), incorporated herein by reference to Exhibit 26(e)(iv)(a) to registration statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

             (b) Form of Application for Life Insurance (AMIGV-2009), is incorporated herein by reference to Exhibit 26(e)(i)(b) to registration statement on Form N-6, (File No. 333-134307), filed on August 18, 2009.

      (2)    Form of Variable Universal Life Supplement to the Application (Form

             No. VUL-GV/IL DB 2005), incorporated herein by reference to
             Exhibit 26(e)(v) to the registration statement on Form N-6 (File No. 333-134307) filed on April 25, 2007.

             (a) Revised Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL DB 2005), incorporated herein by reference to Exhibit 26(e)(v)(a) to registration statement on Form N-6 (File No. 333-103199), filed on April 22, 2008.

             (b) Form of Variable Universal Life Supplement to the Application (Form No. 180-6006a (2009), is incorporated herein by reference to Exhibit 26(e)(v)(b) to registration statement on Form N-6 (File No. 333-134307), filed on August 18, 2009.

      (3) Form of Application (AXA 301-01), incorporated herein by reference to Exhibit 26(e)(iii)(a) to registration statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

(f)   Depositor's Certificate of Incorporation and By-Laws.

      (1) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004) incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (2) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004) incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(g)   Reinsurance Contracts.

      (g)(i) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(i)(a) Amendment No. 1 effective April 1, 2010 to the Automatic Reinsurance Agreement between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(ii) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Hannover Life Reassurance Company of America, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iii) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc., filed herewith, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iii)(a) Amendment No. 1 effective July 15, 2011 between AXA Equitable
                  Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc. , incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iv) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and General Re Life Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(v) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and RGS Reinsurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(h)   Participation Agreements.

      (1) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

             (i) Amendment No. 3, dated as of November 1, 2013 ("Amendment No. 3"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement")' by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC, previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (2) Participation Agreement -- among AXA Premier VIP Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-134304) on August 25, 2006.

             (i) Amendment No. 2, dated as of November 1, 2013 ("'Amendment No. 2"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement")' by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC, previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (3) Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

      (4) Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File
             No. 333-153809) filed on July 8, 2011.

             (i) Amendment No. 1, dated February 19, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc. (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement incorporated herein by reference to the Registration Statement (File
                  No. 333-134304) on April 21, 2010.

             (ii) Amendment No. 3, dated September 1, 2013 to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc., and American Century Investment Services, Inc. (together, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (5) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated
             October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

             (i) Amendment No. 1, dated February 16, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009 (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this Registration Statement (File No. 333-134304) on April 21, 2010.

             (ii) Amendment No. 3, dated as of August 31, 2013, to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009 (together, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (6) Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and

             Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

            (i) Amendment No. 1, dated April 1, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement incorporated herein by reference to the Registration Statement (File No. 333-178750) on April 21, 2010.

            (ii) Amendment No.4, dated October 14, 2013, to the Participation Agreement (the "Agreement"), dated October 23, 2009, as amended, by and among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc, and MONY Life Insurance Company of America .(the "Company", (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (7) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

            (i) Amendment No. 1, dated February 18, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement incorporated herein by reference to the Registration Statement (File No. 333-134304) on
                  April 26, 2012.

            (ii) Amendment No. 3, dated October 20, 2013, to the Participation Agreement (the "Agreement"), dated October 20, 2009, by and among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., Lazard Asset Management Securities LLC, and MONY Life Insurance Company of America (together, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (8) Amended and Restated Participation Agreement dated April 16, 2010 among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

             (i) First Amendment, effective October 24 , 2013 to the Amended and Restated Participation Agreement, (the "Agreement'"), dated April 16, 2010, as amended, by and among MONY Life Insurance Company of America (the "Company"), and Fidelity Distributors Corporation; and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively, the ''Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (9) Participation Agreement dated May 1, 2003 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

             (i) Amendment No. 3 dated as of May 1, 2010 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC incorporated herein by reference to the Registration Statement (File No. 333-134304) on
                  April 26, 2012.

             (ii) Amendment No. 4 dated as of August 30, 2013 to Participation
                  Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC, previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (10) Amended and Restated Participation Agreement dated March 15, 2010 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MONY Life Insurance Company of America and MFS Fund Distributors incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

             (i) First Amendment, effective October 18 2013, to the Amended and Restated Participation Agreement dated March 15, 2010 (the "Agreement"), by and among MONY Life Insurance Company of America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II, and MFS Fund Distributors, Inc. (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (11) Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and MONY Life Insurance Company of America, incorporated herein by reference to registration statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

            (i) Third Amendment dated October 20, 2009 to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

            (ii) Fifth Amendment, effective October 17, 2013 to that certain Participation Agreement, (the "Agreement"), dated December 1, 2001, as amended, by and among MONY Life Insurance Company of America (the "Company"), PIMCO Variable Insurance Trust and PIMCO Investments LLC (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (12) Participation Agreement dated October 21, 1998 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

             (i) Amendment No. 2 dated April 12, 2010 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc.,
                  T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

             (ii) Third Amendment, effective October 8, 2013 to the
                  Participation Agreement (the "Agreement"), dated October 21, 1998, as amended, by and among MONY Life Insurance Company of America (the "Company"), T. Rowe Price Equity Series, Inc.,
                  T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., and T. Rowe Price Investment Services, Inc. (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (13) Participation Agreement among Van Eck Worldwide Insurance Trust, and MONY Life Insurance Company of America, Van Eck Securities Corp., and Van Eck Associates Corporation incorporated herein by reference to registration statement on Form N-4 (File
             No. 333-160951) filed on November 16, 2009.

             (i) Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

             (ii) Second Amendment, effective October 15, 2013 to the
                  Participation Agreement (the "Agreement"), dated January 1, 1997, as amended, by and among MONY Life Insurance Company of America (the "Company"), Van Eck VIP Trust (flkla Van Eck Worldwide Insurance Trust), Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (14) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

             (i) Second Amendment, effective October 8, 2013 to the Participation Agreement, (the "Agreement"), dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America (the "Company"), American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

(i)   Administrative Contracts.

      (i) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005 incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K filed on March 31, 2005.

(j)   Other Material Contracts. Not applicable.

(k)   Legal Opinion.

      (i) Opinion and consent of Dodie Kent, Vice President and Associate General Counsel, filed herewith.

(l)   Actuarial Opinion.

      (i) Opinion and consent of Brian Lessing, FSA, MAAA, Senior Director - Actuarial of MONY America, filed herewith.

(m)   (i)    Sample Calculation for Illustrations, filed herewith.

(n)   Other Opinions.

      (i)    Consent of PricewaterhouseCoopers LLP, filed herewith.

      (ii)   Powers of Attorney, filed herewith.

(o)   Omitted Financial Statements. No financial statements are omitted from
      Item 24.

(p)   Initial Capital Agreements. Not applicable.

(q) Redeemability Exemption. Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

 NAME AND PRINCIPAL                     POSITIONS AND OFFICES
 BUSINESS ADDRESS                       WITH MONY AMERICA
 ------------------                     ---------------------
 DIRECTORS

 Henri de Castries                      Director
 AXA
 25, Avenue Matignon
 75008 Paris, France

 Denis Duverne                          Director
 AXA
 25, Avenue Matignon
 75008 Paris, France

 Barbara Fallon-Walsh                   Director
 1670 Stephens Drive
 Wayne, PA 19087

 Danny L. Hale                          Director
 900 20th Avenue South
 Nashville, TN 37212

 Anthony J. Hamilton                    Director
 79, Clapham Common, West Side
 London, England SW 49 AY

 Peter S. Kraus                         Director
 AllianceBernstein Corporation
 1345 Avenue of the Americas
 New York, NY 10105

 Ramon de Oliveira                      Director
 Investment Audit Practice, LLC
 70 South Fifth Street
 Park Ridge, NJ 07656

 Bertram L. Scott                       Director
 Affinity Health Plans
 2500 Halsey Street, #2
 Bronx, NY 10461

 Lorie A. Slutsky                       Director
 The New York Community Trust
 909 Third Avenue
 New York, NY 10022

Richard C. Vaughan                  Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                       Chairman of the Board, Chief Executive
                                    Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                     Senior Executive Vice President
                                    and General Counsel

Heinz-Juergen Schwering             Senior Executive Vice President
                                    and Chief Risk Officer

*Nicholas B. Lane                   Senior Executive Vice President
                                    and Head of U.S. Life and Retirement

*Anders B. Malmstrom                Senior Executive Vice President
                                    and Chief Financial Officer

*Anthony F. Recine                  Senior Executive Vice President,
                                    Chief Compliance Officer and Deputy
                                    General Counsel

*Sharon A. Ritchey                  Senior Executive Vice President
                                    and Chief Operating Officer

*Robert O. Wright, Jr.              Senior Executive Vice President
                                    and Head of Wealth Management

*Kevin Molloy                       Senior Executive Vice President

*Salvatore Piazzolla                Senior Executive Vice President

*Joshua E. Braverman                Executive Vice President and Treasurer

*Michael B. Healy                   Executive Vice President
                                    and Chief Information Officer

*Andrea Nitzan                      Executive Vice President
                                    and Chief Accounting Officer

Keith Floman                        Senior Vice President and Chief Actuary

*David Kam                          Senior Vice President and Actuary

*Michel Perrin                      Senior Vice President and Actuary

*Karen Field Hazin                  Vice President, Secretary and Associate
                                    Counsel

*Naomi J. Weinstein                 Vice President

ITEM 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

         No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

         (a) The 2013 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4, filed April 22, 2014.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2013 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 22, 2014.

   Item 29. Indemnification

   The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

   SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

   The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

   SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

   The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

   SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

   The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Item 30. PRINCIPAL UNDERWRITERS

       (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America are the principal underwriters for Separate Accounts 70, 49, and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

       (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*Robert O. Wright, Jr.             Chairman of the Board, Chief Executive
                                   Officer and Director

*Kevin Molloy                      Vice Chairman of the Board and Director

*Frank Massa                       Chief Operating Officer, President and
                                   Director

*Vincent Parascandola              Senior Vice President, Divisional President
                                   and Chief Sales Officer

*Christine Nigro                   Senior Vice President and Divisional
                                   President

*Lawrence Adkins, Jr.              Senior Vice President and Divisional
                                   President

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Compliance
                                   Officer

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Controller

*Gina Jones                        Vice President and Financial Crime Officer

*Nicholas B. Lane                  Chief Retirement Savings Officer and
                                   Director

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Manish Agarwal                    Director

*Anders B. Malmstrom               Director

*Francesca Divone                  Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 -------------------------------------------

*Nicholas B. Lane                  Chairman of the Board, Chief Executive
                                   Officer, Chief Retirement Savings Officer,
                                   President and Director

*Nicholas Gismondi                 Chief Financial Officer and Vice President

*Michael P. McCarthy               Senior Vice President, Director and
                                   National Sales Manager

*Todd Solash                       Senior Vice President and Director

*Manish Agarwal                    Senior Vice President

Ori Ben-Yishai                     Senior Vice President

*David Ciotta                      Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

David Kahal                        Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Windy Lawrence                    Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas D. Huth                  Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

         (c) The information under "Distribution of the Policies" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

   Item 31. Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 100 Madison Street, Syracuse, New York 13202.

   Item 32. Management Services

   All management contracts are discussed in Part A or Part B.

   Item 33. Fee Representation

   MONY Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 25th day of April, 2014.

                                             MONY America Variable Account K of
                                             MONY Life Insurance Company of
                                             America
                                                          (Registrant)

                                             By:   MONY Life Insurance Company
                                                           of America
                                                           (Depositor)

                                             By:  /s/ Dodie Kent
                                                  -----------------------------
                                                  Dodie Kent
                                                  Vice President and Associate
                                                  General Counsel

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on the 25th day of April, 2014.

                                    MONY Life Insurance Company of America
                                               (Depositor)

                                    By:    /s/ Dodie Kent
                                           -----------------------------
                                           Dodie Kent
                                           Vice President and Associate
                                           General Counsel

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer, Director and
                                         President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom                     Senior Executive Vice President and
                                         Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Vice President and Chief
                                         Accounting Officer

*DIRECTORS:

Henri de Castries         Anthony J. Hamilton  Bertram Scott
Ramon de Oliveira         Danny L. Hale        Lorie A. Slutsky
Denis Duverne             Peter S. Kraus       Richard C. Vaughan
Barbara Fallon-Walsh      Mark Pearson

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      April 25, 2014

                                 EXHIBIT INDEX

EXHIBIT NO.                      DESCRIPTION                        TAG VALUES
----------- ------------------------------------------------------  -----------

4(d)(17)    Accelerated Death Benefit for Long-Term Care Benefits
            Rider (R12-10CT (rev. 9/13))                            EX-99.4d17

4(d)(18)    Endorsement applicable to the Guaranteed Interest
            Account (GIA) Limitation (ICC13-S.1310)                 EX-99.4d18

26(k)(i)    Opinion and Consent of Dodie Kent, Esq.                 EX-99.26ki

26(l)(i)    Opinion and Consent of Brian Lessing                    EX-99.26li

26(m)(i)    Sample Calculation for Illustrations                    EX-99.26mi

26(n)(i)    Consent of PricewaterhouseCoopers LLP                   EX-99.26ni

26(n)(ii)   Powers of Attorney                                      EX-99.26nii

                                     C-12